UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2012

Item 1. Reports to Stockholders

Fidelity®

Series Broad Market Opportunities

Fund

Semiannual Report

March 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Actual	1.00%	$ 1,000.00	$ 1,264.00	$ 5.66
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.00	$ 5.05

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.
Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.4	2.2
Chevron Corp.	1.7	1.4
Procter & Gamble Co.	1.5	1.8
Microsoft Corp.	1.2	0.5
General Electric Co.	1.1	1.5
British American Tobacco PLC sponsored ADR	1.1	0.9
The Coca-Cola Co.	1.1	1.2
Citigroup, Inc.	0.9	0.8
CVS Caremark Corp.	0.8	0.7
Amgen, Inc.	0.8	0.8
	13.6
Asset Allocation (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
Stocks and Investment Companies 97.1%	Stocks 96.7%
Convertible Securities 0.0%	Convertible Securities 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 2.9%	Short-Term Investments and Net Other Assets (Liabilities) 3.2%

At period end, investments in foreign securities, including the Fund's pro-rata share of the underlying Central Funds, was 16.2% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.4%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	3,049	$ 451,949
Fidelity Consumer Staples Central Fund (a)	2,501	383,475
Fidelity Energy Central Fund (a)	3,701	459,683
Fidelity Financials Central Fund (a)	12,552	748,208
Fidelity Health Care Central Fund (a)	3,196	478,835
Fidelity Industrials Central Fund (a)	3,001	463,946
Fidelity Information Technology Central Fund (a)	4,114	793,177
Fidelity Materials Central Fund (a)	921	161,209
Fidelity Telecom Services Central Fund (a)	818	102,245
Fidelity Utilities Central Fund (a)	1,439	158,145
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $3,991,612)		4,200,872
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(17,169)
NET ASSETS - 100%		$ 4,183,703
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$ 3,443
Fidelity Consumer Staples Central Fund	5,334
Fidelity Energy Central Fund	3,642
Fidelity Financials Central Fund	3,108
Fidelity Health Care Central Fund	2,132
Fidelity Industrials Central Fund	3,579
Fidelity Information Technology Central Fund	1,592
Fidelity Materials Central Fund	1,465
Fidelity Telecom Services Central Fund	1,484
Fidelity Utilities Central Fund	2,533
Total	$ 28,312
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 350,417	$ 49,726	$ 53,082	$ 451,949	0.1%
Fidelity Consumer Staples Central Fund	370,080	57,373	101,792	383,475	0.0%
Fidelity Energy Central Fund	397,596	94,220	125,990	459,683	0.0%
Fidelity Financials Central Fund	538,880	179,107	162,589	748,208	0.1%
Fidelity Health Care Central Fund	444,712	52,835	108,370	478,835	0.0%
Fidelity Industrials Central Fund	380,007	49,258	82,157	463,946	0.0%
Fidelity Information Technology Central Fund	675,233	122,950	193,152	793,177	0.0%
Fidelity Materials Central Fund	144,238	14,019	39,363	161,209	0.1%
Fidelity Telecom Services Central Fund	98,302	6,037	14,123	102,245	0.0%
Fidelity Utilities Central Fund	150,190	23,337	23,994	158,145	0.1%
Total	$ 3,549,655	$ 648,862	$ 904,612	$ 4,200,872
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.8%
United Kingdom	3.4%
Switzerland	1.9%
Netherlands	1.3%
Brazil	1.2%
Canada	1.1%
Ireland	1.1%
France	1.0%
Others (Individually Less Than 1%)	5.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investments in Fidelity Central Funds (cost $3,991,612)		$ 4,200,872
Cash		24
Receivable for investments sold		1,881
Receivable for fund shares sold		9,785
Prepaid expenses		6
Receivable from investment adviser for expense reductions		3,089
Other receivables		263
Total assets		4,215,920

Liabilities
Payable for investments purchased	$ 7,081
Payable for fund shares redeemed	2,705
Accrued management fee	1,971
Other affiliated payables	535
Audit payables	18,309
Other payables and accrued expenses	1,616
Total liabilities		32,217

Net Assets		$ 4,183,703
Net Assets consist of:
Paid in capital		$ 4,316,723
Undistributed net investment income		2,586
Accumulated undistributed net realized gain (loss) on investments		(344,866)
Net unrealized appreciation (depreciation) on investments		209,260
Net Assets, for 384,463 shares outstanding		$ 4,183,703
Net Asset Value, offering price and redemption price per share ($4,183,703 ÷ 384,463 shares)		$ 10.88

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2012 (Unaudited)

Investment Income
Income from Fidelity Central Funds		$ 28,312

Expenses
Management fee	$ 10,894
Transfer agent fees	2,733
Accounting fees and expenses	759
Custodian fees and expenses	4,541
Independent trustees' compensation	7
Audit	21,058
Legal	13
Miscellaneous	19
Total expenses before reductions	40,024
Expense reductions	(20,923)	19,101
Net investment income (loss)		9,211
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds		105,030
Change in net unrealized appreciation (depreciation) on investment securities		801,879
Net gain (loss)		906,909
Net increase (decrease) in net assets resulting from operations		$ 916,120

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,211	$ 13,487
Net realized gain (loss)	105,030	189,649
Change in net unrealized appreciation (depreciation)	801,879	(338,284)
Net increase (decrease) in net assets resulting from operations	916,120	(135,148)
Distributions to shareholders from net investment income	(16,269)	(13,781)
Distributions to shareholders from net realized gain	(1,587)	(3,937)
Total distributions	(17,856)	(17,718)
Share transactions Proceeds from sales of shares	752,332	1,819,766
Reinvestment of distributions	17,856	17,718
Cost of shares redeemed	(1,008,693)	(1,896,963)
Net increase (decrease) in net assets resulting from share transactions	(238,505)	(59,479)
Total increase (decrease) in net assets	659,759	(212,345)

Net Assets
Beginning of period	3,523,944	3,736,289
End of period (including undistributed net investment income of $2,586 and undistributed net investment income of $9,644, respectively)	$ 4,183,703	$ 3,523,944
Other Information Shares
Sold	74,530	180,386
Issued in reinvestment of distributions	1,943	1,788
Redeemed	(99,350)	(192,484)
Net increase (decrease)	(22,877)	(10,310)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.65	$ 8.95	$ 8.04	$ 7.87	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.03	.03	.05	.07	.01
Net realized and unrealized gain (loss)	2.26	(.28)	.93	.16	(2.91)	.73
Total from investment operations	2.28	(.25)	.96	.21	(2.84)	.74
Distributions from net investment income	(.04)	(.04)	(.04)	(.04)	(.03)	-
Distributions from net realized gain	- I	(.01)	(.01)	-	-	-
Total distributions	(.05) J	(.05)	(.05)	(.04)	(.03)	-
Net asset value, end of period	$ 10.88	$ 8.65	$ 8.95	$ 8.04	$ 7.87	$ 10.74
Total Return B, C	26.40%	(2.91)%	11.92%	2.78%	(26.51)%	7.40%
Ratios to Average Net Assets E, H
Expenses before reductions	2.05% A	1.92%	2.18%	2.64%	2.35%	11.66% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	.98% A	.98%	.98%	.99%	.99%	1.00% A
Net investment income (loss)	.47% A	.34%	.38%	.86%	.76%	1.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,184	$ 3,524	$ 3,736	$ 3,130	$ 4,134	$ 1,618
Portfolio turnover rate F	33% A	39%	38%	54%	21%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 21, 2007 (commencement of operations) to September 30, 2007.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than $.01 per share.

J Total distributions of $.05 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.004 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2012 (Unaudited)

1. Organization.

Fidelity® Series Broad Market Opportunities Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds) and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 468,628
Gross unrealized depreciation	(259,368)
Net unrealized appreciation (depreciation) on securities and other investments	$ 209,260

Tax cost	$ 3,991,612

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration

2017	$ (555,492)
2018	(309,882)
Total capital loss carryforward	$ (865,374)

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity Central Funds), other than short-term securities, aggregated $648,864 and $904,610, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.00% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $20,506.

Many of the brokers with whom FMR places trades on behalf of the Fund and the Equity Central Funds provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $417 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

BMO-SANN-0512
1.848240.104

Fidelity Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85%

Semiannual Report

March 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Asset Manager® 20%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Asset Manager 30%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Asset Manager 40%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Asset Manager 50%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Asset Manager 60%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Asset Manager 70%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Asset Manager 85%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Fidelity Asset Manager 20%
Class A	.84%
Actual		$ 1,000.00	$ 1,059.50	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.80	$ 4.24
Class T	1.10%
Actual		$ 1,000.00	$ 1,058.30	$ 5.66
HypotheticalA		$ 1,000.00	$ 1,019.50	$ 5.55
Class B	1.65%
Actual		$ 1,000.00	$ 1,054.60	$ 8.48
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.32
Class C	1.61%
Actual		$ 1,000.00	$ 1,054.90	$ 8.27
HypotheticalA		$ 1,000.00	$ 1,016.95	$ 8.12
	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Asset Manager 20%	.54%
Actual		$ 1,000.00	$ 1,061.10	$ 2.78
HypotheticalA		$ 1,000.00	$ 1,022.30	$ 2.73
Institutional Class	.58%
Actual		$ 1,000.00	$ 1,060.80	$ 2.99
HypotheticalA		$ 1,000.00	$ 1,022.10	$ 2.93
Fidelity Asset Manager 30%
Class A	.89%
Actual		$ 1,000.00	$ 1,082.20	$ 4.63
HypotheticalA		$ 1,000.00	$ 1,020.55	$ 4.50
Class T	1.14%
Actual		$ 1,000.00	$ 1,080.90	$ 5.93
HypotheticalA		$ 1,000.00	$ 1,019.30	$ 5.76
Class B	1.65%
Actual		$ 1,000.00	$ 1,078.30	$ 8.57
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.32
Class C	1.65%
Actual		$ 1,000.00	$ 1,078.50	$ 8.57
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.32
Asset Manager 30%	.59%
Actual		$ 1,000.00	$ 1,083.70	$ 3.07
HypotheticalA		$ 1,000.00	$ 1,022.05	$ 2.98
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,083.40	$ 3.39
HypotheticalA		$ 1,000.00	$ 1,021.75	$ 3.29
Fidelity Asset Manager 40%
Class A	.90%
Actual		$ 1,000.00	$ 1,104.70	$ 4.74
HypotheticalA		$ 1,000.00	$ 1,020.50	$ 4.55
Class T	1.15%
Actual		$ 1,000.00	$ 1,102.30	$ 6.04
HypotheticalA		$ 1,000.00	$ 1,019.25	$ 5.81
Class B	1.65%
Actual		$ 1,000.00	$ 1,100.20	$ 8.66
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.32
Class C	1.65%
Actual		$ 1,000.00	$ 1,099.60	$ 8.66
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.32
Asset Manager 40%	.60%
Actual		$ 1,000.00	$ 1,106.10	$ 3.16
HypotheticalA		$ 1,000.00	$ 1,022.00	$ 3.03
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,105.90	$ 3.42
HypotheticalA		$ 1,000.00	$ 1,021.75	$ 3.29
	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Fidelity Asset Manager 50%
Class A	1.01%
Actual		$ 1,000.00	$ 1,124.00	$ 5.36
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.10
Class T	1.24%
Actual		$ 1,000.00	$ 1,123.50	$ 6.58
HypotheticalA		$ 1,000.00	$ 1,018.80	$ 6.26
Class B	1.76%
Actual		$ 1,000.00	$ 1,120.00	$ 9.33
HypotheticalA		$ 1,000.00	$ 1,016.20	$ 8.87
Class C	1.75%
Actual		$ 1,000.00	$ 1,120.60	$ 9.28
HypotheticalA		$ 1,000.00	$ 1,016.25	$ 8.82
Asset Manager 50%	.69%
Actual		$ 1,000.00	$ 1,126.20	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.55	$ 3.49
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,125.40	$ 4.09
HypotheticalA		$ 1,000.00	$ 1,021.15	$ 3.89
Fidelity Asset Manager 60%
Class A	1.10%
Actual		$ 1,000.00	$ 1,145.00	$ 5.90
HypotheticalA		$ 1,000.00	$ 1,019.50	$ 5.55
Class T	1.35%
Actual		$ 1,000.00	$ 1,144.60	$ 7.24
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.81
Class B	1.85%
Actual		$ 1,000.00	$ 1,142.30	$ 9.91
HypotheticalA		$ 1,000.00	$ 1,015.75	$ 9.32
Class C	1.85%
Actual		$ 1,000.00	$ 1,142.30	$ 9.91
HypotheticalA		$ 1,000.00	$ 1,015.75	$ 9.32
Asset Manager 60%	.77%
Actual		$ 1,000.00	$ 1,147.30	$ 4.13
HypotheticalA		$ 1,000.00	$ 1,021.15	$ 3.89
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,147.30	$ 4.51
HypotheticalA		$ 1,000.00	$ 1,020.80	$ 4.24
	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Fidelity Asset Manager 70%
Class A	1.09%
Actual		$ 1,000.00	$ 1,168.90	$ 5.91
HypotheticalA		$ 1,000.00	$ 1,019.55	$ 5.50
Class T	1.35%
Actual		$ 1,000.00	$ 1,166.90	$ 7.31
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.81
Class B	1.90%
Actual		$ 1,000.00	$ 1,163.70	$ 10.28
HypotheticalA		$ 1,000.00	$ 1,015.50	$ 9.57
Class C	1.83%
Actual		$ 1,000.00	$ 1,163.60	$ 9.90
HypotheticalA		$ 1,000.00	$ 1,015.85	$ 9.22
Asset Manager 70%	.77%
Actual		$ 1,000.00	$ 1,170.30	$ 4.18
HypotheticalA		$ 1,000.00	$ 1,021.15	$ 3.89
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,169.90	$ 4.34
HypotheticalA		$ 1,000.00	$ 1,021.00	$ 4.04
Fidelity Asset Manager 85%
Class A	1.09%
Actual		$ 1,000.00	$ 1,200.30	$ 6.00
HypotheticalA		$ 1,000.00	$ 1,019.55	$ 5.50
Class T	1.36%
Actual		$ 1,000.00	$ 1,197.60	$ 7.47
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.86
Class B	1.91%
Actual		$ 1,000.00	$ 1,195.00	$ 10.48
HypotheticalA		$ 1,000.00	$ 1,015.45	$ 9.62
Class C	1.84%
Actual		$ 1,000.00	$ 1,196.00	$ 10.10
HypotheticalA		$ 1,000.00	$ 1,015.80	$ 9.27
Asset Manager 85%	.82%
Actual		$ 1,000.00	$ 1,201.00	$ 4.51
HypotheticalA		$ 1,000.00	$ 1,020.90	$ 4.14
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,200.80	$ 4.46
HypotheticalA		$ 1,000.00	$ 1,020.95	$ 4.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .14%.

Semiannual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.1	15.5
Fannie Mae	12.6	12.2
Freddie Mac	3.6	4.1
Ginnie Mae	2.8	3.3
Wachovia Bank Commercial Mortgage Trust	0.5	0.0
	36.6
Quality Diversification (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
U.S. Government and U.S. Government Agency Obligations 36.2%	U.S. Government and U.S. Government Agency Obligations 35.3%
AAA,AA,A 5.0%	AAA,AA,A 7.6%
BBB 6.6%	BBB 6.6%
BB and Below 7.4%	BB and Below 7.7%
Not Rated 0.7%	Not Rated 0.7%
Equities* 18.4%	Equities** 20.0%
Short-Term Investments and Net Other Assets 25.7%	Short-Term Investments and Net Other Assets 22.1%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%	** Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.5	0.3
Chevron Corp.	0.2	0.2
Procter & Gamble Co.	0.2	0.2
Microsoft Corp.	0.2	0.1
British American Tobacco PLC sponsored ADR	0.2	0.1
	1.3
Asset Allocation (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
Stock Class* 19.0%	Stock Class and Equity Futures ** 17.6%
Bond Class 53.0%	Bond Class 55.8%
Short-Term Class 28.0%	Short-Term Class 26.6%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%	** Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 20%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	3.5
Fidelity Information Technology Central Fund	2.8
Fidelity Financials Central Fund	2.5
Fidelity Health Care Central Fund	1.7
Fidelity Consumer Discretionary Central Fund	1.6
Fidelity Industrials Central Fund	1.6
Fidelity Energy Central Fund	1.5
Fidelity Consumer Staples Central Fund	1.3
Fidelity Materials Central Fund	0.5
Fidelity Utilities Central Fund	0.5
Fidelity Emerging Markets Equity Central Fund	0.5
Fidelity Commodity Strategy Central Fund	0.5
Fidelity Telecom Services Central Fund	0.4
Total Equity Central Funds	18.9
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.6
Investment Grade Fixed-Income Funds	47.6
Total Fixed-Income Central Funds	55.2
Money Market Central Funds	25.2
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.6
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 8.8% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 20%

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 18.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	1,935,348	$ 20,804,995
Fidelity Consumer Discretionary Central Fund (b)	455,575	67,525,303
Fidelity Consumer Staples Central Fund (b)	376,973	57,790,022
Fidelity Emerging Markets Equity Central Fund (b)	112,427	22,661,847
Fidelity Energy Central Fund (b)	524,575	65,157,439
Fidelity Financials Central Fund (b)	1,819,027	108,432,189
Fidelity Health Care Central Fund (b)	483,203	72,393,486
Fidelity Industrials Central Fund (b)	441,833	68,298,527
Fidelity Information Technology Central Fund (b)	622,503	120,024,900
Fidelity International Equity Central Fund (b)	2,254,066	150,256,060
Fidelity Materials Central Fund (b)	135,999	23,816,074
Fidelity Telecom Services Central Fund (b)	124,708	15,582,275
Fidelity Utilities Central Fund (b)	207,862	22,841,910
TOTAL EQUITY CENTRAL FUNDS (Cost $719,688,610)		815,585,027
Fixed-Income Central Funds - 55.2%

High Yield Fixed-Income Funds - 7.6%
Fidelity Emerging Markets Debt Central Fund (b)	2,195,581	22,987,738
Fidelity Floating Rate Central Fund (b)	1,738,421	176,084,636
Fidelity High Income Central Fund 1 (b)	1,316,856	130,342,371
TOTAL HIGH YIELD FIXED-INCOME FUNDS		329,414,745

Investment Grade Fixed-Income Funds - 47.6%
Fidelity Inflation-Protected Bond Index Central Fund (b)	1,518,484	151,058,808
Fidelity Tactical Income Central Fund (b)	18,033,087	1,902,851,342
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,053,910,150
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,266,861,196)		2,383,324,895
Money Market Central Funds - 25.2%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (a)	347,487,149	$ 347,487,149
Fidelity Money Market Central Fund, 0.41% (a)	740,152,303	740,152,303
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,087,639,452)		1,087,639,452
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% 5/24/12 (Cost $2,999,618)	$ 3,000,000	2,999,784
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $4,077,188,876)	4,289,549,158
NET OTHER ASSETS (LIABILITIES) - 0.6%	27,528,858
NET ASSETS - 100%	$ 4,317,078,016
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 116,382
Fidelity Commodity Strategy Central Fund	13,275
Fidelity Consumer Discretionary Central Fund	478,166
Fidelity Consumer Staples Central Fund	791,338
Fidelity Emerging Markets Debt Central Fund	690,835
Fidelity Emerging Markets Equity Central Fund	127,190
Fidelity Energy Central Fund	517,993
Fidelity Financials Central Fund	434,466
Fidelity Floating Rate Central Fund	5,224,649
Fund	Income earned
Fidelity Health Care Central Fund	$ 307,610
Fidelity High Income Central Fund 1	4,712,391
Fidelity Industrials Central Fund	517,485
Fidelity Information Technology Central Fund	228,817
Fidelity International Equity Central Fund	1,391,179
Fidelity Materials Central Fund	213,159
Fidelity Money Market Central Fund	1,405,278
Fidelity Tactical Income Central Fund	28,228,385
Fidelity Telecom Services Central Fund	223,616
Fidelity Utilities Central Fund	346,118
Total	$ 45,968,332
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 66,142	$ 41,804,514	$ 20,429,209	$ 20,804,995	2.2%
Fidelity Consumer Discretionary Central Fund	45,800,662	7,681,712	401,571	67,525,303	7.5%
Fidelity Consumer Staples Central Fund	47,186,976	7,655,519	5,352,304	57,790,022	6.8%
Fidelity Emerging Markets Debt Central Fund	18,474,704	2,918,797	127,398	22,987,738	19.7%
Fidelity Emerging Markets Equity Central Fund	23,187,808	3,397,127	8,999,588	22,661,847	7.0%
Fidelity Energy Central Fund	49,177,444	8,404,437	4,079,184	65,157,439	7.0%
Fidelity Financials Central Fund	69,322,940	18,423,025	5,008,605	108,432,189	7.4%
Fidelity Floating Rate Central Fund	114,683,799	128,869,381	78,037,105	176,084,636	10.4%
Fidelity Health Care Central Fund	54,800,471	9,235,842	4,221,947	72,393,486	7.2%
Fidelity High Income Central Fund 1	117,444,135	22,546,387	19,550,449	130,342,371	24.8%
Fidelity Industrials Central Fund	48,819,734	9,223,984	5,659,147	68,298,527	7.3%
Fidelity Inflation-Protected Bond Index Central Fund	-	151,874,935	70,752	151,058,808	28.1%
Fidelity Information Technology Central Fund	87,435,476	15,890,929	10,212,291	120,024,900	7.2%
Fidelity International Equity Central Fund	144,821,347	42,504,162	56,564,228	150,256,060	9.0%
Fidelity Materials Central Fund	17,715,319	3,021,931	2,476,857	23,816,074	7.5%
Fidelity Tactical Income Central Fund	1,806,296,696	244,567,202	160,062,588	1,902,851,342	35.4%
Fidelity Telecom Services Central Fund	13,872,485	2,046,494	2,149,100	15,582,275	6.9%
Fidelity Utilities Central Fund	18,624,919	3,240,784	154,361	22,841,910	7.3%
Total	$ 2,677,731,057	$ 723,307,162	$ 383,556,684	$ 3,198,909,922
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 815,585,027	$ 815,585,027	$ -	$ -
Fixed-Income Central Funds	2,383,324,895	2,383,324,895	-	-
Money Market Central Funds	1,087,639,452	1,087,639,452	-	-
U.S. Treasury Obligations	2,999,784	-	2,999,784	-
Total Investments in Securities:	$ 4,289,549,158	$ 4,286,549,374	$ 2,999,784	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,999,618)	$ 2,999,784
Fidelity Central Funds (cost $4,074,189,258)	4,286,549,374
Total Investments (cost $4,077,188,876)		$ 4,289,549,158
Receivable for investments sold		28,955,819
Receivable for fund shares sold		5,300,540
Distributions receivable from Fidelity Central Funds		33,018
Prepaid expenses		5,022
Other receivables		52,732
Total assets		4,323,896,289

Liabilities
Payable for investments purchased	$ 1,270,182
Payable for fund shares redeemed	3,600,577
Accrued management fee	1,480,345
Distribution and service plan fees payable	37,060
Other affiliated payables	411,373
Other payables and accrued expenses	18,736
Total liabilities		6,818,273

Net Assets		$ 4,317,078,016
Net Assets consist of:
Paid in capital		$ 4,129,176,276
Undistributed net investment income		6,585,344
Accumulated undistributed net realized gain (loss) on investments		(31,043,886)
Net unrealized appreciation (depreciation) on investments		212,360,282
Net Assets		$ 4,317,078,016

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($43,529,290 ÷ 3,319,654 shares)		$ 13.11

Maximum offering price per share (100/94.25 of $13.11)		$ 13.91
Class T: Net Asset Value and redemption price per share ($19,026,971 ÷ 1,453,615 shares)		$ 13.09

Maximum offering price per share (100/96.50 of $13.09)		$ 13.56
Class B: Net Asset Value and offering price per share ($2,876,252 ÷ 220,006 shares)A		$ 13.07

Class C: Net Asset Value and offering price per share ($21,317,024 ÷ 1,633,106 shares)A		$ 13.05

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($4,203,781,971 ÷ 320,127,633 shares)		$ 13.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,546,508 ÷ 2,022,201 shares)		$ 13.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2012 (Unaudited)
Investment Income
Dividends		$ 559,551
Interest		728
Income from Fidelity Central Funds		45,968,332
Total income		46,528,611

Expenses
Management fee	$ 8,288,791
Transfer agent fees	1,827,843
Distribution and service plan fees	212,341
Accounting fees and expenses	565,182
Custodian fees and expenses	1,185
Independent trustees' compensation	7,047
Registration fees	113,367
Audit	24,874
Legal	13,909
Miscellaneous	18,987
Total expenses before reductions	11,073,526
Expense reductions	(103,193)	10,970,333
Net investment income (loss)		35,558,278
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,375,243
Fidelity Central Funds	13,056,863
Futures contracts	10,491,275
Capital gain distributions from Fidelity Central Funds	83,460
Total net realized gain (loss)		29,006,841
Change in net unrealized appreciation (depreciation) on: Investment securities	166,146,731
Futures contracts	2,808,202
Total change in net unrealized appreciation (depreciation)		168,954,933
Net gain (loss)		197,961,774
Net increase (decrease) in net assets resulting from operations		$ 233,520,052

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,558,278	$ 63,536,387
Net realized gain (loss)	29,006,841	62,599,980
Change in net unrealized appreciation (depreciation)	168,954,933	(50,562,030)
Net increase (decrease) in net assets resulting from operations	233,520,052	75,574,337
Distributions to shareholders from net investment income	(35,321,706)	(63,282,114)
Distributions to shareholders from net realized gain	(46,550,220)	(3,918,088)
Total distributions	(81,871,926)	(67,200,202)
Share transactions - net increase (decrease)	496,357,442	524,800,432
Total increase (decrease) in net assets	648,005,568	533,174,567

Net Assets
Beginning of period	3,669,072,448	3,135,897,881
End of period (including undistributed net investment income of $6,585,344 and undistributed net investment income of $6,348,772, respectively)	$ 4,317,078,016	$ 3,669,072,448

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.62	$ 12.55	$ 11.80	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.10	.19	.22	.33	.39	.48
Net realized and unrealized gain (loss)	.64	.09	.74	.48	(1.27)	.40
Total from investment operations	.74	.28	.96	.81	(.88)	.88
Distributions from net investment income	(.10)	(.20)	(.21)	(.36)	(.42)	(.52)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.25) L	(.21) K	(.21) J	(.36)	(.67)	(1.11)
Net asset value, end of period	$ 13.11	$ 12.62	$ 12.55	$ 11.80	$ 11.35	$ 12.90
Total Return B,C,D	5.95%	2.22%	8.26%	7.51%	(7.18)%	7.03%
Ratios to Average Net Assets F,I
Expenses before reductions	.84% A	.85%	.84%	.87%	.86%	.87% A
Expenses net of fee waivers, if any	.84% A	.85%	.84%	.87%	.86%	.87% A
Expenses net of all reductions	.84% A	.85%	.83%	.87%	.86%	.87% A
Net investment income (loss)	1.50% A	1.51%	1.80%	3.01%	3.18%	3.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,529	$ 36,016	$ 31,268	$ 24,488	$ 8,030	$ 3,422
Portfolio turnover rate G	35% A	19%	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.005 per share.

K Total distributions of $.21 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.015 per share.

L Total distributions of $.25 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class T

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60	$ 12.53	$ 11.78	$ 11.33	$ 12.88	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.08	.16	.19	.30	.36	.45
Net realized and unrealized gain (loss)	.65	.09	.74	.48	(1.28)	.40
Total from investment operations	.73	.25	.93	.78	(.92)	.85
Distributions from net investment income	(.08)	(.16)	(.18)	(.33)	(.38)	(.51)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.24)	(.18)	(.18) J	(.33)	(.63)	(1.10)
Net asset value, end of period	$ 13.09	$ 12.60	$ 12.53	$ 11.78	$ 11.33	$ 12.88
Total Return B,C,D	5.83%	1.96%	8.00%	7.26%	(7.43)%	6.75%
Ratios to Average Net Assets F,I
Expenses before reductions	1.10% A	1.11%	1.09%	1.11%	1.12%	1.11% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.09%	1.11%	1.12%	1.11% A
Expenses net of all reductions	1.10% A	1.10%	1.09%	1.11%	1.12%	1.11% A
Net investment income (loss)	1.24% A	1.26%	1.55%	2.76%	2.93%	3.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,027	$ 17,765	$ 15,771	$ 10,032	$ 4,915	$ 3,954
Portfolio turnover rate G	35% A	19%	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.18 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.59	$ 12.51	$ 11.77	$ 11.32	$ 12.87	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.04	.09	.12	.24	.29	.39
Net realized and unrealized gain (loss)	.64	.10	.74	.49	(1.27)	.38
Total from investment operations	.68	.19	.86	.73	(.98)	.77
Distributions from net investment income	(.05)	(.09)	(.11)	(.28)	(.32)	(.44)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.20) J	(.11)	(.12)	(.28)	(.57)	(1.03)
Net asset value, end of period	$ 13.07	$ 12.59	$ 12.51	$ 11.77	$ 11.32	$ 12.87
Total Return B,C,D	5.46%	1.48%	7.34%	6.70%	(7.89)%	6.13%
Ratios to Average Net Assets F,I
Expenses before reductions	1.65% A	1.65%	1.67%	1.69%	1.67%	1.65% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.66%	1.65% A
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.65%	1.66%	1.65% A
Net investment income (loss)	.69% A	.72%	.99%	2.23%	2.38%	3.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,876	$ 3,044	$ 3,717	$ 2,712	$ 1,975	$ 991
Portfolio turnover rate G	35% A	19%	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.20 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class C

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 12.50	$ 11.76	$ 11.31	$ 12.86	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.05	.10	.12	.24	.29	.39
Net realized and unrealized gain (loss)	.63	.09	.74	.49	(1.26)	.38
Total from investment operations	.68	.19	.86	.73	(.97)	.77
Distributions from net investment income	(.05)	(.10)	(.12)	(.28)	(.33)	(.45)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.20) K	(.12)	(.12) J	(.28)	(.58)	(1.04)
Net asset value, end of period	$ 13.05	$ 12.57	$ 12.50	$ 11.76	$ 11.31	$ 12.86
Total Return B,C,D	5.49%	1.48%	7.40%	6.75%	(7.87)%	6.15%
Ratios to Average Net Assets F,I
Expenses before reductions	1.61% A	1.61%	1.61%	1.63%	1.65%	1.64% A
Expenses net of fee waivers, if any	1.61% A	1.61%	1.61%	1.63%	1.65%	1.64% A
Expenses net of all reductions	1.60% A	1.60%	1.60%	1.63%	1.64%	1.64% A
Net investment income (loss)	.73% A	.76%	1.03%	2.24%	2.40%	3.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,317	$ 19,325	$ 15,728	$ 9,189	$ 3,668	$ 1,697
Portfolio turnover rate G	35% A	19%	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

K Total distributions of $.20 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 20%

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 12.57	$ 11.82	$ 11.36	$ 12.91	$ 13.14
Income from Investment Operations
Net investment income (loss) D	.12	.23	.25	.35	.43	.53
Net realized and unrealized gain (loss)	.64	.09	.75	.50	(1.28)	.38
Total from investment operations	.76	.32	1.00	.85	(.85)	.91
Distributions from net investment income	(.12)	(.23)	(.24)	(.39)	(.45)	(.55)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.27) H	(.25)	(.25)	(.39)	(.70)	(1.14)
Net asset value, end of period	$ 13.13	$ 12.64	$ 12.57	$ 11.82	$ 11.36	$ 12.91
Total Return B,C	6.11%	2.52%	8.54%	7.90%	(6.90)%	7.26%
Ratios to Average Net Assets E,G
Expenses before reductions	.54% A	.55%	.56%	.58%	.56%	.57%
Expenses net of fee waivers, if any	.54% A	.55%	.56%	.58%	.56%	.57%
Expenses net of all reductions	.54% A	.54%	.56%	.58%	.56%	.57%
Net investment income (loss)	1.80% A	1.82%	2.08%	3.30%	3.48%	4.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,203,782	$ 3,569,848	$ 3,064,676	$ 2,305,692	$ 2,265,384	$ 2,509,481
Portfolio turnover rate F	35% A	19%	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.155 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 12.56	$ 11.82	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) D	.11	.23	.25	.36	.42	.53
Net realized and unrealized gain (loss)	.65	.10	.74	.50	(1.27)	.38
Total from investment operations	.76	.33	.99	.86	(.85)	.91
Distributions from net investment income	(.11)	(.23)	(.24)	(.39)	(.45)	(.55)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.27)	(.25)	(.25)	(.39)	(.70)	(1.14)
Net asset value, end of period	$ 13.13	$ 12.64	$ 12.56	$ 11.82	$ 11.35	$ 12.90
Total Return B,C	6.08%	2.57%	8.46%	8.00%	(6.91)%	7.24%
Ratios to Average Net Assets E,H
Expenses before reductions	.58% A	.59%	.56%	.56%	.57%	.59% A
Expenses net of fee waivers, if any	.58% A	.59%	.56%	.56%	.57%	.59% A
Expenses net of all reductions	.57% A	.59%	.55%	.56%	.56%	.59% A
Net investment income (loss)	1.76% A	1.77%	2.09%	3.32%	3.48%	4.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,547	$ 23,073	$ 4,739	$ 2,697	$ 1,722	$ 248
Portfolio turnover rate F	35% A	19%	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.1	15.5
Fannie Mae	12.6	12.3
Freddie Mac	3.6	4.1
Ginnie Mae	2.8	3.3
Wachovia Bank Commercial Mortgage Trust	0.5	0.0
	36.6
Quality Diversification (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
U.S. Government and U.S. Government Agency Obligations 36.2%	U.S. Government and U.S. Government Agency Obligations 35.4%
AAA,AA,A 5.0%	AAA,AA,A 7.6%
BBB 6.6%	BBB 6.6%
BB and Below 7.4%	BB and Below 7.8%
Not Rated 0.7%	Not Rated 0.7%
Equities* 28.2%	Equities** 29.2%
Short-Term Investments and Net Other Assets 15.9%	Short-Term Investments and Net Other Assets 12.7%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%	** Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.8	0.4
Chevron Corp.	0.4	0.3
Procter & Gamble Co.	0.3	0.3
Microsoft Corp.	0.3	0.1
British American Tobacco PLC sponsored ADR	0.2	0.2
	2.0
Asset Allocation (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
Stock Class* 28.4%	Stock Class** and Equity Futures 27.0%
Bond Class 53.0%	Bond Class 55.9%
Short-Term Class 18.6%	Short-Term Class 17.1%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%	** Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 30%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	6.0
Fidelity Information Technology Central Fund	4.1
Fidelity Financials Central Fund	3.7
Fidelity Health Care Central Fund	2.5
Fidelity Consumer Discretionary Central Fund	2.4
Fidelity Energy Central Fund	2.3
Fidelity Industrials Central Fund	2.3
Fidelity Consumer Staples Central Fund	2.0
Fidelity Emerging Markets Equity Central Fund	1.0
Fidelity Materials Central Fund	0.8
Fidelity Utilities Central Fund	0.8
Fidelity Telecom Services Central Fund	0.5
Fidelity Commodity Strategy Central Fund	0.5
Total Equity Central Funds	28.9
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.6
Investment Grade Fixed-Income Funds	47.6
Total Fixed-Income Central Funds	55.2
Money Market Central Funds	15.4
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.4
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 12.9% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 30%

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 28.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	152,212	$ 1,636,281
Fidelity Consumer Discretionary Central Fund (b)	53,924	7,992,677
Fidelity Consumer Staples Central Fund (b)	43,591	6,682,440
Fidelity Emerging Markets Equity Central Fund (b)	17,205	3,467,993
Fidelity Energy Central Fund (b)	61,084	7,587,285
Fidelity Financials Central Fund (b)	210,900	12,571,747
Fidelity Health Care Central Fund (b)	55,968	8,385,154
Fidelity Industrials Central Fund (b)	51,223	7,918,055
Fidelity Information Technology Central Fund (b)	71,962	13,874,970
Fidelity International Equity Central Fund (b)	304,748	20,314,508
Fidelity Materials Central Fund (b)	15,711	2,751,299
Fidelity Telecom Services Central Fund (b)	14,333	1,790,955
Fidelity Utilities Central Fund (b)	24,554	2,698,197
TOTAL EQUITY CENTRAL FUNDS (Cost $87,108,153)		97,671,561
Fixed-Income Central Funds - 55.2%

High Yield Fixed-Income Funds - 7.6%
Fidelity Emerging Markets Debt Central Fund (b)	160,851	1,684,110
Fidelity Floating Rate Central Fund (b)	135,917	13,767,040
Fidelity High Income Central Fund 1 (b)	103,095	10,204,391
TOTAL HIGH YIELD FIXED-INCOME FUNDS		25,655,541
Investment Grade Fixed-Income Funds - 47.6%
Fidelity Inflation-Protected Bond Index Central Fund (b)	118,844	11,822,644
Fidelity Tactical Income Central Fund (b)	1,411,319	148,922,368
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		160,745,012
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $178,364,029)		186,400,553
Money Market Central Funds - 15.4%

Fidelity Cash Central Fund, 0.14% (a)	29,606,477	29,606,477
Fidelity Money Market Central Fund, 0.41% (a)	22,307,808	22,307,808
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $51,914,285)		51,914,285
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.09% 5/24/12 (Cost $199,975)	$ 200,000	$ 199,986
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $317,586,442)	336,186,385
NET OTHER ASSETS (LIABILITIES) - 0.4%	1,434,615
NET ASSETS - 100%	$ 337,621,000
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,019
Fidelity Commodity Strategy Central Fund	766
Fidelity Consumer Discretionary Central Fund	53,752
Fidelity Consumer Staples Central Fund	88,913
Fidelity Emerging Markets Debt Central Fund	46,856
Fidelity Emerging Markets Equity Central Fund	16,343
Fidelity Energy Central Fund	57,144
Fidelity Financials Central Fund	48,519
Fidelity Floating Rate Central Fund	379,801
Fidelity Health Care Central Fund	34,274
Fidelity High Income Central Fund 1	333,978
Fidelity Industrials Central Fund	57,724
Fidelity Information Technology Central Fund	25,247
Fidelity International Equity Central Fund	164,631
Fidelity Materials Central Fund	22,764
Fidelity Money Market Central Fund	42,354
Fidelity Tactical Income Central Fund	2,017,250
Fidelity Telecom Services Central Fund	22,634
Fidelity Utilities Central Fund	38,520
Total	$ 3,461,489
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 4,338	$ 3,280,867	$ 1,588,379	$ 1,636,281	0.2%
Fidelity Consumer Discretionary Central Fund	4,527,444	2,003,654	137,848	7,992,677	0.9%
Fidelity Consumer Staples Central Fund	4,514,241	2,080,984	820,368	6,682,440	0.8%
Fidelity Emerging Markets Debt Central Fund	1,099,064	499,625	28,871	1,684,110	1.4%
Fidelity Emerging Markets Equity Central Fund	2,650,161	1,187,261	1,014,697	3,467,993	1.1%
Fidelity Energy Central Fund	4,852,034	2,220,500	684,560	7,587,285	0.8%
Fidelity Financials Central Fund	6,935,833	4,088,310	1,339,704	12,571,747	0.9%
Fidelity Floating Rate Central Fund	7,371,402	11,669,401	6,040,083	13,767,040	0.8%
Fidelity Health Care Central Fund	5,426,053	2,266,173	705,839	8,385,154	0.8%
Fidelity High Income Central Fund 1	7,455,874	3,085,068	1,016,229	10,204,391	1.9%
Fidelity Industrials Central Fund	4,765,482	2,100,711	675,973	7,918,055	0.8%
Fidelity Inflation-Protected Bond Index Central Fund	-	11,910,472	31,024	11,822,644	2.2%
Fidelity Information Technology Central Fund	8,538,750	3,981,706	1,622,679	13,874,970	0.8%
Fidelity International Equity Central Fund	14,610,379	6,343,651	2,985,225	20,314,508	1.2%
Fidelity Materials Central Fund	1,713,575	786,524	333,168	2,751,299	0.9%
Fidelity Tactical Income Central Fund	113,762,037	45,846,703	11,570,359	148,922,368	2.8%
Fidelity Telecom Services Central Fund	1,219,966	572,833	186,479	1,790,955	0.8%
Fidelity Utilities Central Fund	1,773,438	858,124	51,796	2,698,197	0.9%
Total	$ 191,220,071	$ 104,782,567	$ 30,833,281	$ 284,072,114
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 97,671,561	$ 97,671,561	$ -	$ -
Fixed-Income Central Funds	186,400,553	186,400,553	-	-
Money Market Central Funds	51,914,285	51,914,285	-	-
U.S. Treasury Obligations	199,986	-	199,986	-
Total Investments in Securities:	$ 336,186,385	$ 335,986,399	$ 199,986	$ -

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.1%
United Kingdom	2.3%
Japan	1.1%
Others (Individually Less Than 1%)	9.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $199,975)	$ 199,986
Fidelity Central Funds (cost $317,386,467)	335,986,399
Total Investments (cost $317,586,442)		$ 336,186,385
Receivable for investments sold		1,540,097
Receivable for fund shares sold		509,102
Distributions receivable from Fidelity Central Funds		2,759
Prepaid expenses		347
Other receivables		5,370
Total assets		338,244,060

Liabilities
Payable for investments purchased	$ 193,588
Payable for fund shares redeemed	252,155
Accrued management fee	115,095
Distribution and service plan fees payable	11,717
Other affiliated payables	34,532
Other payables and accrued expenses	15,973
Total liabilities		623,060

Net Assets		$ 337,621,000
Net Assets consist of:
Paid in capital		$ 320,937,457
Undistributed net investment income		561,545
Accumulated undistributed net realized gain (loss) on investments		(2,477,945)
Net unrealized appreciation (depreciation) on investments		18,599,943
Net Assets		$ 337,621,000

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,700,495 ÷ 1,075,675 shares)		$ 9.95

Maximum offering price per share (100/94.25 of $9.95)		$ 10.56
Class T: Net Asset Value and redemption price per share ($6,066,406 ÷ 610,458 shares)		$ 9.94

Maximum offering price per share (100/96.50 of $9.94)		$ 10.30
Class B: Net Asset Value and offering price per share ($1,100,614 ÷ 110,770 shares)A		$ 9.94

Class C: Net Asset Value and offering price per share ($7,289,465 ÷ 734,975 shares)A		$ 9.92

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($310,956,275 ÷ 31,241,785 shares)		$ 9.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,507,745 ÷ 151,465 shares)		$ 9.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 35,367
Interest		39
Income from Fidelity Central Funds		3,461,489
Total income		3,496,895

Expenses
Management fee	$ 597,579
Transfer agent fees	128,484
Distribution and service plan fees	66,332
Accounting fees and expenses	59,612
Custodian fees and expenses	508
Independent trustees' compensation	483
Registration fees	40,429
Audit	26,147
Legal	846
Miscellaneous	1,250
Total expenses before reductions	921,670
Expense reductions	(11,306)	910,364
Net investment income (loss)		2,586,531
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	324,006
Fidelity Central Funds	(952,306)
Futures contracts	615,285
Capital gain distributions from Fidelity Central Funds	5,466
Total net realized gain (loss)		(7,549)
Change in net unrealized appreciation (depreciation) on: Investment securities	19,720,609
Futures contracts	201,992
Total change in net unrealized appreciation (depreciation)		19,922,601
Net gain (loss)		19,915,052
Net increase (decrease) in net assets resulting from operations		$ 22,501,583

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,586,531	$ 3,521,806
Net realized gain (loss)	(7,549)	3,649,060
Change in net unrealized appreciation (depreciation)	19,922,601	(7,452,507)
Net increase (decrease) in net assets resulting from operations	22,501,583	(281,641)
Distributions to shareholders from net investment income	(2,379,876)	(3,364,493)
Distributions to shareholders from net realized gain	(3,126,905)	(4,696,545)
Total distributions	(5,506,781)	(8,061,038)
Share transactions - net increase (decrease)	90,075,735	109,056,408
Total increase (decrease) in net assets	107,070,537	100,713,729

Net Assets
Beginning of period	230,550,463	129,836,734
End of period (including undistributed net investment income of $561,545 and undistributed net investment income of $354,890, respectively)	$ 337,621,000	$ 230,550,463

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.16	.17	.22	.24
Net realized and unrealized gain (loss)	.69	.01 H	.67	.40	(1.39)
Total from investment operations	.76	.17	.84	.62	(1.15)
Distributions from net investment income	(.07)	(.15)	(.17)	(.24)	(.19)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.18)	(.46)	(.22)	(.24)	(.19)
Net asset value, end of period	$ 9.95	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B, C, D	8.22%	1.67%	9.39%	7.50%	(11.63)%
Ratios to Average Net Assets F, J
Expenses before reductions	.89% A	.91%	.98%	1.21%	1.66% A
Expenses net of fee waivers, if any	.89% A	.90%	.90%	.90%	.98% A
Expenses net of all reductions	.89% A	.89%	.89%	.89%	.98% A
Net investment income (loss)	1.55% A	1.63%	1.83%	2.75%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,700	$ 9,024	$ 7,495	$ 4,305	$ 1,159
Portfolio turnover rate G	34% A	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 9, 2007 (commencement of operations) to September 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 9.65	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.14	.15	.20	.22
Net realized and unrealized gain (loss)	.69	.01 H	.67	.40	(1.40)
Total from investment operations	.75	.15	.82	.60	(1.18)
Distributions from net investment income	(.06)	(.13)	(.15)	(.22)	(.17)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.17)	(.44)	(.20)	(.22)	(.17)
Net asset value, end of period	$ 9.94	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Total Return B, C, D	8.09%	1.47%	9.15%	7.25%	(11.91)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.14% A	1.13%	1.19%	1.46%	1.97% A
Expenses net of fee waivers, if any	1.14% A	1.13%	1.15%	1.15%	1.20% A
Expenses net of all reductions	1.13% A	1.13%	1.14%	1.14%	1.20% A
Net investment income (loss)	1.30% A	1.39%	1.58%	2.50%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,066	$ 4,885	$ 5,800	$ 2,181	$ 1,074
Portfolio turnover rate G	34% A	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 9, 2007 (commencement of operations) to September 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 9.65	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.09	.10	.16	.17
Net realized and unrealized gain (loss)	.69	- H, K	.67	.40	(1.39)
Total from investment operations	.73	.09	.77	.56	(1.22)
Distributions from net investment income	(.04)	(.07)	(.11)	(.18)	(.13)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.15)	(.38)	(.15) L	(.18)	(.13)
Net asset value, end of period	$ 9.94	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Total ReturnB, C, D	7.83%	.89%	8.62%	6.73%	(12.30)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.69% A	1.70%	1.78%	2.00%	2.71% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.73% A
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.65%	1.73% A
Net investment income (loss)	.79% A	.88%	1.08%	2.00%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,101	$ 1,076	$ 1,336	$ 773	$ 480
Portfolio turnover rate G	34% A	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 9, 2007 (commencement of operations) to September 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.15 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.045 per share.

Financial Highlights - Class C

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 9.63	$ 9.01	$ 8.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.09	.10	.16	.17
Net realized and unrealized gain (loss)	.69	.01 H	.67	.39	(1.39)
Total from investment operations	.73	.10	.77	.55	(1.22)
Distributions from net investment income	(.04)	(.08)	(.10)	(.18)	(.14)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.15)	(.39)	(.15)	(.18)	(.14)
Net asset value, end of period	$ 9.92	$ 9.34	$ 9.63	$ 9.01	$ 8.64
Total Return B, C, D	7.85%	.92%	8.63%	6.62%	(12.30)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.66% A	1.67%	1.72%	1.95%	2.37% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.70% A
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.64%	1.70% A
Net investment income (loss)	.79% A	.88%	1.08%	2.00%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,289	$ 5,967	$ 4,789	$ 2,499	$ 1,495
Portfolio turnover rate G	34% A	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 9, 2007 (commencement of operations) to September 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 30%

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.19	.19	.24	.26
Net realized and unrealized gain (loss)	.68	.01 G	.67	.40	(1.39)
Total from investment operations	.77	.20	.86	.64	(1.13)
Distributions from net investment income	(.09)	(.18)	(.19)	(.26)	(.21)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.19) J	(.49)	(.24)	(.26)	(.21)
Net asset value, end of period	$ 9.95	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B, C	8.37%	1.98%	9.67%	7.77%	(11.43)%
Ratios to Average Net Assets E, I
Expenses before reductions	.59% A	.61%	.69%	.90%	1.24% A
Expenses net of fee waivers, if any	.59% A	.61%	.65%	.65%	.73% A
Expenses net of all reductions	.58% A	.60%	.64%	.65%	.72% A
Net investment income (loss)	1.85% A	1.92%	2.08%	3.00%	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 310,956	$ 208,380	$ 109,249	$ 61,207	$ 26,016
Portfolio turnover rate F	34% A	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.19 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.109 per share.

Financial Highlights - Institutional Class

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.19	.19	.24	.26
Net realized and unrealized gain (loss)	.68	- G, J	.67	.40	(1.39)
Total from investment operations	.77	.19	.86	.64	(1.13)
Distributions from net investment income	(.08)	(.18)	(.19)	(.26)	(.21)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.19)	(.48) K	(.24)	(.26)	(.21)
Net asset value, end of period	$ 9.95	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B, C	8.34%	1.93%	9.67%	7.77%	(11.45)%
Ratios to Average Net Assets E, I
Expenses before reductions	.65% A	.63%	.71%	.97%	1.76% A
Expenses net of fee waivers, if any	.65% A	.63%	.65%	.65%	.75% A
Expenses net of all reductions	.64% A	.62%	.64%	.65%	.75% A
Net investment income (loss)	1.79% A	1.90%	2.08%	3.00%	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,508	$ 1,218	$ 1,168	$ 773	$ 209
Portfolio turnover rate F	34% A	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.48 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.309 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.5	14.1
Fannie Mae	11.2	11.1
Freddie Mac	3.2	3.7
Ginnie Mae	2.5	3.0
Wachovia Bank Commercial Mortgage Trust	0.5	0.0
	32.9
Quality Diversification (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
U.S. Government and U.S. Government Agency Obligations 32.5%	U.S. Government and U.S. Government Agency Obligations 32.0%
AAA,AA,A 4.3%	AAA,AA,A 7.0%
BBB 6.0%	BBB 5.8%
BB and Below 7.3%	BB and Below 7.4%
Not Rated 0.7%	Not Rated 0.7%
Equities* 37.9%	Equities** 38.5%
Short-Term Investments and Net Other Assets 11.3%	Short-Term Investments and Net Other Assets 8.6%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%	** Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.0	0.6
Chevron Corp.	0.5	0.4
Procter & Gamble Co.	0.4	0.5
Microsoft Corp.	0.4	0.2
British American Tobacco PLC sponsored ADR	0.3	0.2
	2.6
Asset Allocation (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
Stock Class * 38.3%	Stock Class and Equity Futures ** 37.0%
Bond Class 48.2%	Bond Class 50.6%
Short-Term Class 13.5%	Short-Term Class 12.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%	** Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 40%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	8.0
Fidelity Information Technology Central Fund	5.6
Fidelity Financials Central Fund	5.0
Fidelity Health Care Central Fund	3.4
Fidelity Industrials Central Fund	3.2
Fidelity Consumer Discretionary Central Fund	3.1
Fidelity Energy Central Fund	3.0
Fidelity Consumer Staples Central Fund	2.7
Fidelity Emerging Markets Equity Central Fund	1.5
Fidelity Materials Central Fund	1.1
Fidelity Utilities Central Fund	1.1
Fidelity Telecom Services Central Fund	0.7
Fidelity Commodity Strategy Central Fund	0.5
Total Equity Central Funds	38.9
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.6
Investment Grade Fixed-Income Funds	42.6
Total Fixed-Income Central Funds	50.2
Money Market Central Funds	10.2
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.6
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 16.5% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 40%

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 38.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	135,276	$ 1,454,213
Fidelity Consumer Discretionary Central Fund (b)	62,935	9,328,180
Fidelity Consumer Staples Central Fund (b)	51,660	7,919,458
Fidelity Emerging Markets Equity Central Fund (b)	22,262	4,487,287
Fidelity Energy Central Fund (b)	72,084	8,953,528
Fidelity Financials Central Fund (b)	250,091	14,907,927
Fidelity Health Care Central Fund (b)	66,344	9,939,659
Fidelity Industrials Central Fund (b)	60,769	9,393,627
Fidelity Information Technology Central Fund (b)	85,217	16,430,743
Fidelity International Equity Central Fund (b)	354,791	23,650,379
Fidelity Materials Central Fund (b)	18,676	3,270,597
Fidelity Telecom Services Central Fund (b)	16,939	2,116,532
Fidelity Utilities Central Fund (b)	29,001	3,186,922
TOTAL EQUITY CENTRAL FUNDS (Cost $103,817,172)		115,039,052
Fixed-Income Central Funds - 50.2%

High Yield Fixed-Income Funds - 7.6%
Fidelity Emerging Markets Debt Central Fund (b)	140,147	1,467,339
Fidelity Floating Rate Central Fund (b)	118,909	12,044,254
Fidelity High Income Central Fund 1 (b)	90,365	8,944,304
TOTAL HIGH YIELD FIXED-INCOME FUNDS		22,455,897

Investment Grade Fixed-Income Funds - 42.6%

Fidelity Inflation-Protected Bond Index Central Fund (b)	104,158	10,361,631
Fidelity Tactical Income Central Fund (b)	1,096,245	115,675,724
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		126,037,355
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $143,331,595)		148,493,252
Money Market Central Funds - 10.2%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (a)	19,998,559	$ 19,998,559
Fidelity Money Market Central Fund, 0.41% (a)	10,234,840	10,234,840
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $30,233,399)		30,233,399
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% 5/24/12 (Cost $99,987)	$ 100,000	99,993
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $277,482,153)	293,865,696
NET OTHER ASSETS (LIABILITIES) - 0.6%	1,832,154
NET ASSETS - 100%	$ 295,697,850
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,074
Fidelity Commodity Strategy Central Fund	630
Fidelity Consumer Discretionary Central Fund	59,165
Fidelity Consumer Staples Central Fund	98,840
Fidelity Emerging Markets Debt Central Fund	37,262
Fidelity Emerging Markets Equity Central Fund	18,354
Fidelity Energy Central Fund	63,402
Fidelity Financials Central Fund	52,862
Fidelity Floating Rate Central Fund	300,737
Fidelity Health Care Central Fund	38,033
Fidelity High Income Central Fund 1	260,818
Fidelity Industrials Central Fund	64,743
Fund	Income earned
Fidelity Information Technology Central Fund	$ 27,962
Fidelity International Equity Central Fund	185,751
Fidelity Materials Central Fund	25,348
Fidelity Money Market Central Fund	19,432
Fidelity Tactical Income Central Fund	1,422,125
Fidelity Telecom Services Central Fund	24,853
Fidelity Utilities Central Fund	42,630
Total	$ 2,748,021
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 3,132	$ $2,862,137	$ 1,357,464	$ 1,454,213	0.2%
Fidelity Consumer Discretionary Central Fund	4,483,655	3,256,533	119,472	9,328,180	1.0%
Fidelity Consumer Staples Central Fund	4,558,982	3,221,586	840,053	7,919,458	0.9%
Fidelity Emerging Markets Debt Central Fund	799,850	597,001	19,583	1,467,339	1.3%
Fidelity Emerging Markets Equity Central Fund	2,692,815	1,965,443	870,512	4,487,287	1.4%
Fidelity Energy Central Fund	4,991,049	3,448,122	764,410	8,953,528	1.0%
Fidelity Financials Central Fund	7,133,563	5,695,669	987,365	14,907,927	1.0%
Fidelity Floating Rate Central Fund	5,172,942	10,709,871	4,440,639	12,044,254	0.7%
Fidelity Health Care Central Fund	5,458,156	3,649,504	684,227	9,939,659	1.0%
Fidelity High Income Central Fund 1	5,232,601	3,622,694	433,434	8,944,304	1.7%
Fidelity Industrials Central Fund	4,818,810	3,420,996	706,807	9,393,627	1.0%
Fidelity Inflation-Protected Bond Index Central Fund	-	10,419,110	12,347	10,361,631	1.9%
Fidelity Information Technology Central Fund	8,490,020	6,360,555	1,640,633	16,430,743	1.0%
Fidelity International Equity Central Fund	14,342,393	9,755,472	2,978,357	23,650,379	1.4%
Fidelity Materials Central Fund	1,771,211	1,249,998	387,896	3,270,597	1.0%
Fidelity Tactical Income Central Fund	73,770,150	50,410,112	9,158,969	115,675,724	2.2%
Fidelity Telecom Services Central Fund	1,224,590	882,486	188,536	2,116,532	0.9%
Fidelity Utilities Central Fund	1,806,392	1,297,606	45,958	3,186,922	1.0%
Total	$ 146,750,311	$ 122,824,895	$ 25,636,662	$ 263,532,304
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 115,039,052	$ 115,039,052	$ -	$ -
Fixed-Income Central Funds	148,493,252	148,493,252	-	-
Money Market Central Funds	30,233,399	30,233,399	-	-
U.S. Treasury Obligations	99,993	-	99,993	-
Total Investments in Securities:	$ 293,865,696	$ 293,765,703	$ 99,993	$ -

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.5%
United Kingdom	2.9%
Japan	1.4%
Switzerland	1.2%
France	1.0%
Others (Individually Less Than 1%)	10.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $99,987)	$ 99,993
Fidelity Central Funds (cost $277,382,166)	293,765,703
Total Investments (cost $277,482,153)		$ 293,865,696
Receivable for investments sold		1,828,997
Receivable for fund shares sold		715,368
Distributions receivable from Fidelity Central Funds		1,734
Prepaid expenses		243
Other receivables		5,542
Total assets		296,417,580

Liabilities
Payable for investments purchased	$ 383,544
Payable for fund shares redeemed	181,840
Accrued management fee	96,985
Distribution and service plan fees payable	9,895
Other affiliated payables	28,573
Other payables and accrued expenses	18,893
Total liabilities		719,730

Net Assets		$ 295,697,850
Net Assets consist of:
Paid in capital		$ 278,813,753
Undistributed net investment income		1,103,651
Accumulated undistributed net realized gain (loss) on investments		(603,097)
Net unrealized appreciation (depreciation) on investments		16,383,543
Net Assets		$ 295,697,850

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,592,518 ÷ 1,270,875 shares)		$ 9.91

Maximum offering price per share (100/94.25 of $9.91)		$ 10.51
Class T: Net Asset Value and redemption price per share ($4,513,473 ÷ 456,190 shares)		$ 9.89

Maximum offering price per share (100/96.50 of $9.89)		$ 10.25
Class B: Net Asset Value and offering price per share ($907,333 ÷ 91,640 shares)A		$ 9.90

Class C: Net Asset Value and offering price per share ($5,783,995 ÷ 585,347 shares)A		$ 9.88

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($271,147,420 ÷ 27,367,397 shares)		$ 9.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($753,111 ÷ 76,010 shares)		$ 9.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2012 (Unaudited)
Investment Income
Dividends		$ 21,929
Interest		22
Income from Fidelity Central Funds		2,748,021
Total income		2,769,972

Expenses
Management fee	$ 474,386
Transfer agent fees	102,979
Distribution and service plan fees	50,796
Accounting fees and expenses	47,326
Custodian fees and expenses	454
Independent trustees' compensation	372
Registration fees	36,215
Audit	29,105
Legal	636
Miscellaneous	915
Total expenses before reductions	743,184
Expense reductions	(13,329)	729,855
Net investment income (loss)		2,040,117
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	178,989
Fidelity Central Funds	(669,084)
Futures contracts	194,134
Capital gain distributions from Fidelity Central Funds	4,310
Total net realized gain (loss)		(291,651)
Change in net unrealized appreciation (depreciation) on: Investment securities	20,197,496
Futures contracts	162,583
Total change in net unrealized appreciation (depreciation)		20,360,079
Net gain (loss)		20,068,428
Net increase (decrease) in net assets resulting from operations		$ 22,108,545

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,040,117	$ 2,416,931
Net realized gain (loss)	(291,651)	2,647,542
Change in net unrealized appreciation (depreciation)	20,360,079	(7,425,355)
Net increase (decrease) in net assets resulting from operations	22,108,545	(2,360,882)
Distributions to shareholders from net investment income	(1,730,528)	(2,058,508)
Distributions to shareholders from net realized gain	(2,009,598)	(2,999,305)
Total distributions	(3,740,126)	(5,057,813)
Share transactions - net increase (decrease)	111,649,822	82,055,159
Total increase (decrease) in net assets	130,018,241	74,636,464

Net Assets
Beginning of period	165,679,609	91,043,145
End of period (including undistributed net investment income of $1,103,651 and undistributed net investment income of $794,062, respectively)	$ 295,697,850	$ 165,679,609

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 9.45	$ 8.77	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.16	.16	.20	.23
Net realized and unrealized gain (loss)	.87	(.06)	.70	.34	(1.66)
Total from investment operations	.94	.10	.86	.54	(1.43)
Distributions from net investment income	(.08)	(.14)	(.15)	(.19)	(.15)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.16) J	(.42)	(.18)	(.19)	(.15)
Net asset value, end of period	$ 9.91	$ 9.13	$ 9.45	$ 8.77	$ 8.42
Total Return B,C,D	10.47%	.91%	9.96%	6.80%	(14.43)%
Ratios to Average Net Assets F,I
Expenses before reductions	.91% A	.95%	1.06%	1.33%	1.91% A
Expenses net of fee waivers, if any	.90% A	.90%	.90%	.90%	1.00% A
Expenses net of all reductions	.89% A	.89%	.89%	.90%	1.00% A
Net investment income (loss)	1.54% A	1.61%	1.77%	2.62%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,593	$ 10,337	$ 6,308	$ 2,921	$ 2,033
Portfolio turnover rate G	33% A	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.088 per share.

Financial Highlights - Class T

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 9.44	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.13	.14	.18	.21
Net realized and unrealized gain (loss)	.86	(.05)	.70	.35	(1.66)
Total from investment operations	.92	.08	.84	.53	(1.45)
Distributions from net investment income	(.06)	(.12)	(.13)	(.18)	(.14)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.15)	(.40)	(.16)	(.18)	(.14)
Net asset value, end of period	$ 9.89	$ 9.12	$ 9.44	$ 8.76	$ 8.41
Total Return B,C,D	10.23%	.68%	9.69%	6.59%	(14.67)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.18% A	1.19%	1.32%	1.59%	2.15% A
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.25% A
Expenses net of all reductions	1.14% A	1.14%	1.14%	1.15%	1.25% A
Net investment income (loss)	1.28% A	1.36%	1.52%	2.37%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,513	$ 3,760	$ 2,972	$ 2,089	$ 1,840
Portfolio turnover rate G	33% A	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 9.44	$ 8.75	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.08	.09	.14	.16
Net realized and unrealized gain (loss)	.86	(.06)	.71	.35	(1.66)
Total from investment operations	.90	.02	.80	.49	(1.50)
Distributions from net investment income	(.04)	(.07)	(.08)	(.14)	(.10)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.12) K	(.34) J	(.11)	(.14)	(.10)
Net asset value, end of period	$ 9.90	$ 9.12	$ 9.44	$ 8.75	$ 8.40
Total Return B,C,D	10.02%	.13%	9.20%	6.02%	(15.09)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.72% A	1.73%	1.82%	2.08%	2.64% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.77% A
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.65%	1.77% A
Net investment income (loss)	.79% A	.86%	1.01%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 907	$ 856	$ 1,075	$ 1,263	$ 1,378
Portfolio turnover rate G	33% A	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.34 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.278 per share.

K Total distributions of $.12 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.088 per share.

Financial Highlights - Class C

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.43	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.08	.09	.14	.16
Net realized and unrealized gain (loss)	.86	(.05)	.70	.34	(1.65)
Total from investment operations	.90	.03	.79	.48	(1.49)
Distributions from net investment income	(.04)	(.08)	(.09)	(.13)	(.10)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.13)	(.35) J	(.12)	(.13)	(.10)
Net asset value, end of period	$ 9.88	$ 9.11	$ 9.43	$ 8.76	$ 8.41
Total Return B,C,D	9.96%	.22%	9.07%	6.00%	(15.01)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.68% A	1.70%	1.82%	2.09%	2.66% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.76% A
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.65%	1.76% A
Net investment income (loss)	.79% A	.86%	1.02%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,784	$ 3,911	$ 2,193	$ 1,469	$ 1,384
Portfolio turnover rate G	33% A	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.35 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.278 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 40%

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 9.45	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.18	.18	.22	.25
Net realized and unrealized gain (loss)	.86	(.06)	.71	.34	(1.65)
Total from investment operations	.95	.12	.89	.56	(1.40)
Distributions from net investment income	(.09)	(.17)	(.18)	(.22)	(.17)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.17) J	(.44) I	(.21)	(.22)	(.17)
Net asset value, end of period	$ 9.91	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Total Return B,C	10.61%	1.17%	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets E,H
Expenses before reductions	.60% A	.64%	.76%	1.05%	1.68% A
Expenses net of fee waivers, if any	.60% A	.64%	.65%	.65%	.72% A
Expenses net of all reductions	.59% A	.63%	.64%	.64%	.72% A
Net investment income (loss)	1.84% A	1.87%	2.02%	2.88%	2.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 271,147	$ 146,236	$ 77,613	$ 36,198	$ 10,929
Portfolio turnover rate F	33% A	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.278 per share.

J Total distributions of $.17 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.088 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 9.45	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.18	.18	.22	.25
Net realized and unrealized gain (loss)	.86	(.06)	.71	.34	(1.65)
Total from investment operations	.95	.12	.89	.56	(1.40)
Distributions from net investment income	(.09)	(.16)	(.18)	(.22)	(.17)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.17) I	(.44)	(.21)	(.22)	(.17)
Net asset value, end of period	$ 9.91	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Total Return B,C	10.59%	1.15%	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets E,H
Expenses before reductions	.69% A	.68%	.76%	1.07%	1.63% A
Expenses net of fee waivers, if any	.65% A	.65%	.65%	.65%	.76% A
Expenses net of all reductions	.65% A	.64%	.64%	.65%	.76% A
Net investment income (loss)	1.78% A	1.86%	2.01%	2.87%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 753	$ 580	$ 882	$ 931	$ 1,339
Portfolio turnover rate F	33% A	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.088 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.3	0.7
Chevron Corp.	0.6	0.5
Procter & Gamble Co.	0.6	0.6
Microsoft Corp.	0.5	0.2
British American Tobacco PLC sponsored ADR	0.4	0.3
General Electric Co.	0.4	0.5
The Coca-Cola Co.	0.4	0.4
Citigroup, Inc.	0.3	0.3
CVS Caremark Corp.	0.3	0.3
United Technologies Corp.	0.4	0.2
	5.2
Top Five Bond Issuers as of March 31, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	13.5	12.5
Fannie Mae	9.7	9.8
Freddie Mac	2.7	3.3
Ginnie Mae	2.2	2.6
Wachovia Bank Commercial Mortgage Trust	0.4	0.0
	28.5
Asset Allocation (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
Stock Class* 47.7%	Stock Class and Equity Futures** 45.5%
Bond Class 42.1%	Bond Class 46.3%
Short-Term Class 10.2%	Short-Term Class 8.2%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%	** Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 50%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	10.0
Fidelity Information Technology Central Fund	7.0
Fidelity Financials Central Fund	6.2
Fidelity Health Care Central Fund	4.2
Fidelity Consumer Discretionary Central Fund	3.9
Fidelity Industrials Central Fund	3.9
Fidelity Energy Central Fund	3.7
Fidelity Consumer Staples Central Fund	3.4
Fidelity Emerging Markets Equity Central Fund	2.0
Fidelity Materials Central Fund	1.4
Fidelity Utilities Central Fund	1.3
Fidelity Commodity Strategy Central Fund	1.0
Fidelity Telecom Services Central Fund	0.9
Total Equity Central Funds	48.9
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.6
Investment Grade Fixed-Income Funds	37.2
Total Fixed-Income Central Funds	43.8
Money Market Central Funds	6.8
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.4
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 19.9% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 50%

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 48.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	6,266,012	$ 67,359,632
Fidelity Consumer Discretionary Central Fund (b)	1,811,592	268,514,142
Fidelity Consumer Staples Central Fund (b)	1,505,646	230,815,485
Fidelity Emerging Markets Equity Central Fund (b)	690,547	139,193,650
Fidelity Energy Central Fund (b)	2,078,516	258,172,415
Fidelity Financials Central Fund (b)	7,216,664	430,185,317
Fidelity Health Care Central Fund (b)	1,925,563	288,487,850
Fidelity Industrials Central Fund (b)	1,758,082	271,764,349
Fidelity Information Technology Central Fund (b)	2,483,955	478,931,447
Fidelity International Equity Central Fund (b)	10,362,403	690,757,761
Fidelity Materials Central Fund (b)	542,384	94,982,200
Fidelity Telecom Services Central Fund (b)	494,644	61,805,769
Fidelity Utilities Central Fund (b)	808,607	88,857,873
TOTAL EQUITY CENTRAL FUNDS (Cost $2,988,950,496)		3,369,827,890
Fixed-Income Central Funds - 43.8%

High Yield Fixed-Income Funds - 6.6%
Fidelity Emerging Markets Debt Central Fund (b)	3,596,365	37,653,940
Fidelity Floating Rate Central Fund (b)	2,073,109	209,985,194
Fidelity High Income Central Fund 1 (b)	2,110,388	208,886,233
TOTAL HIGH YIELD FIXED-INCOME FUNDS		456,525,367
Investment Grade Fixed-Income Funds - 37.2%
Fidelity Inflation-Protected Bond Index Central Fund (b)	2,083,614	207,277,897
Fidelity Tactical Income Central Fund (b)	22,306,313	2,353,762,099
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,561,039,996
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,857,519,209)		3,017,565,363
Money Market Central Funds - 6.8%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (a)	245,079,899	$ 245,079,899
Fidelity Money Market Central Fund, 0.41% (a)	226,329,622	226,329,622
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $471,409,521)		471,409,521
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% 5/24/12 (Cost $6,099,222)	$ 6,100,000	6,099,561
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $6,323,978,448)	6,864,902,335
NET OTHER ASSETS (LIABILITIES) - 0.4%	30,164,295
NET ASSETS - 100%	$ 6,895,066,630
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 115,610
Fidelity Commodity Strategy Central Fund	31,805
Fidelity Consumer Discretionary Central Fund	2,001,222
Fidelity Consumer Staples Central Fund	3,211,848
Fidelity Emerging Markets Debt Central Fund	1,181,098
Fidelity Emerging Markets Equity Central Fund	582,532
Fidelity Energy Central Fund	2,135,435
Fidelity Financials Central Fund	1,770,714
Fidelity Floating Rate Central Fund	5,961,245
Fidelity Health Care Central Fund	1,256,581
Fidelity High Income Central Fund 1	7,630,370
Fund	Income earned
Fidelity Industrials Central Fund	$ 2,113,531
Fidelity Information Technology Central Fund	937,087
Fidelity International Equity Central Fund	6,193,483
Fidelity Materials Central Fund	875,756
Fidelity Money Market Central Fund	429,717
Fidelity Tactical Income Central Fund	35,402,200
Fidelity Telecom Services Central Fund	922,546
Fidelity Utilities Central Fund	1,415,902
Total	$ 74,168,682
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 136,625	$ 99,226,176	$ 31,235,937	$ 67,359,632	7.3%
Fidelity Consumer Discretionary Central Fund	209,822,586	11,884,089	14,926,380	268,514,142	29.9%
Fidelity Consumer Staples Central Fund	203,617,955	12,865,492	19,763,653	230,815,485	27.1%
Fidelity Emerging Markets Debt Central Fund	32,693,557	2,705,228	711,059	37,653,940	32.2%
Fidelity Emerging Markets Equity Central Fund	99,932,653	26,530,110	10,024,578	139,193,650	42.7%
Fidelity Energy Central Fund	210,081,529	14,117,078	15,641,297	258,172,415	27.8%
Fidelity Financials Central Fund	295,039,836	37,921,769	7,721,927	430,185,317	29.3%
Fidelity Floating Rate Central Fund	185,263,734	72,927,807	61,436,133	209,985,194	12.4%
Fidelity Health Care Central Fund	236,389,357	15,598,770	15,683,055	288,487,850	28.6%
Fidelity High Income Central Fund 1	204,822,825	15,908,239	27,919,411	208,886,233	39.8%
Fidelity Industrials Central Fund	207,581,392	13,045,815	15,357,802	271,764,349	28.9%
Fidelity Inflation-Protected Bond Index Central Fund	-	208,840,639	526,208	207,277,897	38.6%
Fidelity Information Technology Central Fund	377,745,310	29,474,332	38,896,416	478,931,447	28.5%
Fidelity International Equity Central Fund	635,426,079	52,582,796	88,965,343	690,757,761	41.2%
Fidelity Materials Central Fund	74,822,938	4,806,272	7,731,288	94,982,200	29.8%
Fidelity Tactical Income Central Fund	2,354,157,964	212,792,909	227,352,224	2,353,762,099	43.8%
Fidelity Telecom Services Central Fund	59,025,427	3,570,398	8,189,711	61,805,769	27.4%
Fidelity Utilities Central Fund	80,473,684	5,775,537	2,055,857	88,857,873	28.4%
Total	$ 5,467,033,451	$ 840,573,456	$ 594,138,279	$ 6,387,393,253
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 3,369,827,890	$ 3,369,827,890	$ -	$ -
Fixed-Income Central Funds	3,017,565,363	3,017,565,363	-	-
Money Market Central Funds	471,409,521	471,409,521	-	-
U.S. Treasury Obligations	6,099,561	-	6,099,561	-
Total Investments in Securities:	$ 6,864,902,335	$ 6,858,802,774	$ 6,099,561	$ -

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	28.2%
AAA,AA,A	3.8%
BBB	5.3%
BB	2.5%
B	3.3%
CCC,CC,C	0.6%
D	0.0%**
Not Rated	0.6%
Equities*	47.7%
Short-Term Investments and Net Other Assets	8.0%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.0% ** Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.1%
United Kingdom	3.5%
Japan	1.8%
Switzerland	1.4%
France	1.3%
Brazil	1.1%
Netherlands	1.0%
Others (Individually Less Than 1%)	9.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,099,222)	$ 6,099,561
Fidelity Central Funds (cost $6,317,879,226)	6,858,802,774
Total Investments (cost $6,323,978,448)		$ 6,864,902,335
Receivable for investments sold		34,249,777
Receivable for fund shares sold		5,341,467
Distributions receivable from Fidelity Central Funds		23,510
Prepaid expenses		8,311
Other receivables		418,618
Total assets		6,904,944,018

Liabilities
Payable for fund shares redeemed	$ 5,688,852
Accrued management fee	2,902,271
Transfer agent fee payable	881,764
Distribution and service plan fees payable	42,008
Other affiliated payables	127,460
Other payables and accrued expenses	235,033
Total liabilities		9,877,388

Net Assets		$ 6,895,066,630
Net Assets consist of:
Paid in capital		$ 6,508,795,812
Undistributed net investment income		24,560,052
Accumulated undistributed net realized gain (loss) on investments		(179,213,121)
Net unrealized appreciation (depreciation) on investments		540,923,887
Net Assets		$ 6,895,066,630

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($58,299,452 ÷ 3,630,491 shares)		$ 16.06

Maximum offering price per share (100/94.25 of $16.06)		$ 17.04
Class T: Net Asset Value and redemption price per share ($22,542,758 ÷ 1,404,925 shares)		$ 16.05

Maximum offering price per share (100/96.50 of $16.05)		$ 16.63
Class B: Net Asset Value and offering price per share ($4,344,674 ÷ 271,372 shares)A		$ 16.01

Class C: Net Asset Value and offering price per share ($20,709,700 ÷ 1,296,241 shares)A		$ 15.98

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($6,776,991,397 ÷ 420,633,010 shares)		$ 16.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,178,649 ÷ 756,939 shares)		$ 16.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 732,057
Interest		1,356
Income from Fidelity Central Funds		74,168,682
Total income		74,902,095

Expenses
Management fee	$ 16,505,741
Transfer agent fees	5,201,150
Distribution and service plan fees	235,434
Accounting fees and expenses	713,820
Custodian fees and expenses	1,273
Independent trustees' compensation	11,981
Appreciation in deferred trustee compensation account	423
Registration fees	72,248
Audit	25,200
Legal	34,231
Miscellaneous	32,283
Total expenses before reductions	22,833,784
Expense reductions	(403,558)	22,430,226
Net investment income (loss)		52,471,869
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,524,047
Fidelity Central Funds	32,696,184
Futures contracts	19,861,623
Capital gain distributions from Fidelity Central Funds	144,565
Total net realized gain (loss)		62,226,419
Change in net unrealized appreciation (depreciation) on: Investment securities	638,590,564
Futures contracts	10,741,352
Total change in net unrealized appreciation (depreciation)		649,331,916
Net gain (loss)		711,558,335
Net increase (decrease) in net assets resulting from operations		$ 764,030,204

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 52,471,869	$ 114,569,491
Net realized gain (loss)	62,226,419	207,385,434
Change in net unrealized appreciation (depreciation)	649,331,916	(267,523,055)
Net increase (decrease) in net assets resulting from operations	764,030,204	54,431,870
Distributions to shareholders from net investment income	(59,872,050)	(111,824,847)
Distributions to shareholders from net realized gain	(10,035,938)	(10,387,742)
Total distributions	(69,907,988)	(122,212,589)
Share transactions - net increase (decrease)	226,074,597	(352,152,340)
Total increase (decrease) in net assets	920,196,813	(419,933,059)

Net Assets
Beginning of period	5,974,869,817	6,394,802,876
End of period (including undistributed net investment income of $24,560,052 and undistributed net investment income of $31,960,233, respectively)	$ 6,895,066,630	$ 5,974,869,817

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.43	$ 14.64	$ 13.48	$ 12.95	$ 17.08	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.10	.22	.23	.30	.36	.43
Net realized and unrealized gain (loss)	1.68	(.19)	1.17	.60	(2.96)	1.45
Total from investment operations	1.78	.03	1.40	.90	(2.60)	1.88
Distributions from net investment income	(.12)	(.22)	(.24)	(.36)	(.43)	(.47)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.15) J	(.24)	(.24)	(.37)	(1.53)	(1.37)
Net asset value, end of period	$ 16.06	$ 14.43	$ 14.64	$ 13.48	$ 12.95	$ 17.08
Total Return B,C,D	12.40%	.11%	10.52%	7.49%	(16.56) %	11.93%
Ratios to Average Net Assets F,I
Expenses before reductions	1.02% A	1.01%	.98%	1.02%	.99%	1.01% A
Expenses net of fee waivers, if any	1.01% A	1.01%	.98%	1.02%	.99%	1.01% A
Expenses net of all reductions	1.00% A	1.00%	.96%	1.01%	.98%	1.00% A
Net investment income (loss)	1.30% A	1.43%	1.62%	2.61%	2.46%	2.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,299	$ 48,154	$ 44,879	$ 25,522	$ 10,611	$ 4,432
Portfolio turnover rate G	26% A	14%	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.15 per share is comprised of distributions from net investment income of $.121 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.41	$ 14.63	$ 13.47	$ 12.94	$ 17.06	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.08	.19	.19	.27	.33	.39
Net realized and unrealized gain (loss)	1.69	(.20)	1.17	.60	(2.96)	1.46
Total from investment operations	1.77	(.01)	1.36	.87	(2.63)	1.85
Distributions from net investment income	(.10)	(.19)	(.20)	(.33)	(.39)	(.46)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.13) J	(.21)	(.20)	(.34)	(1.49)	(1.36)
Net asset value, end of period	$ 16.05	$ 14.41	$ 14.63	$ 13.47	$ 12.94	$ 17.06
Total Return B,C,D	12.35%	(.16)%	10.24%	7.21%	(16.76)%	11.68%
Ratios to Average Net Assets F,I
Expenses before reductions	1.24% A	1.23%	1.22%	1.29%	1.24%	1.24% A
Expenses net of fee waivers, if any	1.24% A	1.23%	1.22%	1.29%	1.24%	1.24% A
Expenses net of all reductions	1.23% A	1.22%	1.21%	1.28%	1.23%	1.23% A
Net investment income (loss)	1.08% A	1.21%	1.38%	2.34%	2.21%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,543	$ 19,679	$ 17,343	$ 10,950	$ 5,475	$ 3,148
Portfolio turnover rate G	26% A	14%	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.13 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.38	$ 14.59	$ 13.44	$ 12.91	$ 17.02	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.04	.11	.11	.21	.24	.30
Net realized and unrealized gain (loss)	1.68	(.20)	1.17	.60	(2.96)	1.46
Total from investment operations	1.72	(.09)	1.28	.81	(2.72)	1.76
Distributions from net investment income	(.06)	(.10)	(.13)	(.27)	(.29)	(.41)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.09) J	(.12)	(.13)	(.28)	(1.39)	(1.31)
Net asset value, end of period	$ 16.01	$ 14.38	$ 14.59	$ 13.44	$ 12.91	$ 17.02
Total Return B,C,D	12.00%	(.65)%	9.60%	6.64%	(17.26)%	11.03%
Ratios to Average Net Assets F,I
Expenses before reductions	1.76% A	1.76%	1.78%	1.85%	1.79%	1.79% A
Expenses net of fee waivers, if any	1.76% A	1.76%	1.78%	1.85%	1.79%	1.79% A
Expenses net of all reductions	1.75% A	1.75%	1.77%	1.84%	1.79%	1.78% A
Net investment income (loss)	.56% A	.68%	.82%	1.78%	1.65%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,345	$ 4,109	$ 4,843	$ 3,493	$ 2,084	$ 1,007
Portfolio turnover rate G	26% A	14%	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.09 per share is comprised of distributions from net investment income of $.063 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class C

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.35	$ 14.57	$ 13.42	$ 12.90	$ 17.00	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.04	.11	.12	.21	.25	.31
Net realized and unrealized gain (loss)	1.68	(.19)	1.17	.59	(2.95)	1.45
Total from investment operations	1.72	(.08)	1.29	.80	(2.70)	1.76
Distributions from net investment income	(.07)	(.11)	(.14)	(.27)	(.30)	(.43)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.09)	(.14) J	(.14)	(.28)	(1.40)	(1.33)
Net asset value, end of period	$ 15.98	$ 14.35	$ 14.57	$ 13.42	$ 12.90	$ 17.00
Total Return B,C,D	12.06%	(.64)%	9.68%	6.59%	(17.18)%	11.08%
Ratios to Average Net Assets F,I
Expenses before reductions	1.75% A	1.74%	1.74%	1.81%	1.76%	1.75% A
Expenses net of fee waivers, if any	1.75% A	1.74%	1.74%	1.81%	1.76%	1.75% A
Expenses net of all reductions	1.74% A	1.73%	1.73%	1.81%	1.76%	1.74% A
Net investment income (loss)	.57% A	.71%	.86%	1.81%	1.68%	1.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,710	$ 17,320	$ 14,274	$ 8,935	$ 4,294	$ 2,840
Portfolio turnover rate G	26% A	14%	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.14 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 50%

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.47	$ 14.68	$ 13.51	$ 12.97	$ 17.10	$ 16.60
Income from Investment Operations
Net investment income (loss) D	.12	.27	.26	.33	.41	.49
Net realized and unrealized gain (loss)	1.69	(.19)	1.18	.60	(2.97)	1.41
Total from investment operations	1.81	.08	1.44	.93	(2.56)	1.90
Distributions from net investment income	(.15)	(.26)	(.27)	(.38)	(.47)	(.50)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.17)	(.29) H	(.27)	(.39)	(1.57)	(1.40)
Net asset value, end of period	$ 16.11	$ 14.47	$ 14.68	$ 13.51	$ 12.97	$ 17.10
Total Return B,C	12.62%	.41%	10.79%	7.78%	(16.34)%	12.02%
Ratios to Average Net Assets E,G
Expenses before reductions	.70% A	.70%	.71%	.77%	.71%	.71%
Expenses net of fee waivers, if any	.69% A	.70%	.71%	.77%	.71%	.71%
Expenses net of all reductions	.68% A	.69%	.70%	.77%	.70%	.70%
Net investment income (loss)	1.62% A	1.75%	1.89%	2.85%	2.74%	2.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,776,991	$ 5,878,293	$ 6,308,311	$ 6,008,086	$ 6,299,082	$ 8,955,110
Portfolio turnover rate F	26% A	14%	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.024 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.46	$ 14.67	$ 13.50	$ 12.97	$ 17.11	$ 16.57
Income from Investment Operations
Net investment income (loss) D	.12	.26	.26	.34	.42	.48
Net realized and unrealized gain (loss)	1.68	(.19)	1.19	.59	(2.98)	1.46
Total from investment operations	1.80	.07	1.45	.93	(2.56)	1.94
Distributions from net investment income	(.14)	(.26)	(.28)	(.39)	(.48)	(.50)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.17) I	(.28)	(.28)	(.40)	(1.58)	(1.40)
Net asset value, end of period	$ 16.09	$ 14.46	$ 14.67	$ 13.50	$ 12.97	$ 17.11
Total Return B,C	12.54%	.37%	10.87%	7.80%	(16.30)%	12.20%
Ratios to Average Net Assets E,H
Expenses before reductions	.77% A	.74%	.71%	.69%	.67%	.72% A
Expenses net of fee waivers, if any	.77% A	.74%	.71%	.69%	.67%	.72% A
Expenses net of all reductions	.75% A	.73%	.69%	.69%	.67%	.72% A
Net investment income (loss)	1.55% A	1.71%	1.90%	2.93%	2.77%	2.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,179	$ 7,316	$ 5,154	$ 2,429	$ 469	$ 186
Portfolio turnover rate F	26% A	14%	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.5	0.9
Chevron Corp.	0.7	0.6
Procter & Gamble Co.	0.7	0.7
Microsoft Corp.	0.5	0.2
British American Tobacco PLC sponsored ADR	0.5	0.4
General Electric Co.	0.5	0.6
The Coca-Cola Co.	0.5	0.5
Citigroup, Inc.	0.4	0.3
CVS Caremark Corp.	0.4	0.4
United Technologies Corp.	0.4	0.3
	6.1
Asset Allocation (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
Stock Class* 57.4%	Stock Class and Equity Futures** 55.6%
Bond Class 36.6%	Bond Class 40.0%
Short-Term Class 6.0%	Short-Term Class 4.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%	** Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 60%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	12.2
Fidelity Information Technology Central Fund	8.4
Fidelity Financials Central Fund	7.6
Fidelity Health Care Central Fund	5.1
Fidelity Industrials Central Fund	4.8
Fidelity Consumer Discretionary Central Fund	4.6
Fidelity Energy Central Fund	4.5
Fidelity Consumer Staples Central Fund	4.1
Fidelity Emerging Markets Equity Central Fund	2.3
Fidelity Materials Central Fund	1.7
Fidelity Utilities Central Fund	1.5
Fidelity Telecom Services Central Fund	1.1
Fidelity Commodity Strategy Central Fund	1.0
Total Equity Central Funds	58.9
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.1
Investment Grade Fixed-Income Funds	32.9
Total Fixed-Income Central Funds	38.0
Money Market Central Funds	2.5
U.S. Treasury Obligations	0.0
Net Other Assets (Liabilities)	0.6
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 23.2% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 60%

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 58.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	512,432	$ 5,508,641
Fidelity Consumer Discretionary Central Fund (b)	173,281	25,683,717
Fidelity Consumer Staples Central Fund (b)	149,105	22,857,829
Fidelity Emerging Markets Equity Central Fund (b)	64,923	13,086,436
Fidelity Energy Central Fund (b)	204,974	25,459,781
Fidelity Financials Central Fund (b)	720,066	42,923,116
Fidelity Health Care Central Fund (b)	190,105	28,481,542
Fidelity Industrials Central Fund (b)	173,477	26,816,010
Fidelity Information Technology Central Fund (b)	245,179	47,273,025
Fidelity International Equity Central Fund (b)	1,030,059	68,663,705
Fidelity Materials Central Fund (b)	53,639	9,393,294
Fidelity Telecom Services Central Fund (b)	48,123	6,012,991
Fidelity Utilities Central Fund (b)	79,711	8,759,401
TOTAL EQUITY CENTRAL FUNDS (Cost $295,991,283)		330,919,488
Fixed-Income Central Funds - 38.0%

High Yield Fixed-Income Funds - 5.1%
Fidelity Emerging Markets Debt Central Fund (b)	266,938	2,794,842
Fidelity Floating Rate Central Fund (b)	112,432	11,388,287
Fidelity High Income Central Fund 1 (b)	143,616	14,215,080
TOTAL HIGH YIELD FIXED-INCOME FUNDS		28,398,209
Investment Grade Fixed-Income Funds - 32.9%
Fidelity Inflation-Protected Bond Index Central Fund (b)	158,632	15,780,686
Fidelity Tactical Income Central Fund (b)	1,605,224	169,383,239
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		185,163,925
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $206,493,641)		213,562,134
Money Market Central Funds - 2.5%

Fidelity Cash Central Fund, 0.14% (a) (Cost $13,838,427)	13,838,427	13,838,427
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.09% 5/24/12 (Cost $299,961)	$ 300,000	$ 299,978
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $516,623,312)	558,620,027
NET OTHER ASSETS (LIABILITIES) - 0.6%	3,404,416
NET ASSETS - 100%	$ 562,024,443
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,088
Fidelity Commodity Strategy Central Fund	1,569
Fidelity Consumer Discretionary Central Fund	172,282
Fidelity Consumer Staples Central Fund	287,139
Fidelity Emerging Markets Debt Central Fund	76,052
Fidelity Emerging Markets Equity Central Fund	54,349
Fidelity Energy Central Fund	185,561
Fidelity Financials Central Fund	157,876
Fidelity Floating Rate Central Fund	280,554
Fidelity Health Care Central Fund	111,292
Fidelity High Income Central Fund 1	476,268
Fidelity Industrials Central Fund	187,088
Fidelity Information Technology Central Fund	82,225
Fidelity International Equity Central Fund	562,392
Fidelity Materials Central Fund	72,718
Fidelity Tactical Income Central Fund	2,121,114
Fidelity Telecom Services Central Fund	72,658
Fidelity Utilities Central Fund	124,641
Total	$ 5,032,866
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 6,531	$ 8,182,833	$ 2,622,922	$ 5,508,641	0.6%
Fidelity Consumer Discretionary Central Fund	12,388,655	8,936,272	611,247	25,683,717	2.9%
Fidelity Consumer Staples Central Fund	12,250,056	9,392,437	1,662,987	22,857,829	2.7%
Fidelity Emerging Markets Debt Central Fund	1,535,265	1,140,712	64,155	2,794,842	2.4%
Fidelity Emerging Markets Equity Central Fund	6,941,612	6,393,627	2,312,077	13,086,436	4.0%
Fidelity Energy Central Fund	13,451,364	10,049,552	1,617,220	25,459,781	2.7%
Fidelity Financials Central Fund	19,467,932	16,972,732	2,732,210	42,923,116	2.9%
Fidelity Floating Rate Central Fund	7,760,657	5,429,137	2,438,056	11,388,287	0.7%
Fidelity Health Care Central Fund	14,958,235	10,306,676	1,266,969	28,481,542	2.8%
Fidelity High Income Central Fund 1	9,380,567	6,305,603	2,414,824	14,215,080	2.7%
Fidelity Industrials Central Fund	12,997,889	9,663,933	1,259,495	26,816,010	2.9%
Fidelity Inflation-Protected Bond Index Central Fund	-	16,108,715	252,356	15,780,686	2.9%
Fidelity Information Technology Central Fund	23,705,586	17,692,161	3,678,729	47,273,025	2.8%
Fidelity International Equity Central Fund	40,183,231	26,986,362	6,256,534	68,663,705	4.1%
Fidelity Materials Central Fund	4,622,261	3,615,206	623,586	9,393,294	2.9%
Fidelity Tactical Income Central Fund	103,152,770	83,962,285	18,790,375	169,383,239	3.2%
Fidelity Telecom Services Central Fund	3,387,271	2,450,976	411,967	6,012,991	2.7%
Fidelity Utilities Central Fund	4,626,235	3,990,760	216,235	8,759,401	2.8%
Total	$ 290,816,117	$ 247,579,979	$ 49,231,944	$ 544,481,622
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 330,919,488	$ 330,919,488	$ -	$ -
Fixed-Income Central Funds	213,562,134	213,562,134	-	-
Money Market Central Funds	13,838,427	13,838,427	-	-
U.S. Treasury Obligations	299,978	-	299,978	-
Total Investments in Securities:	$ 558,620,027	$ 558,320,049	$ 299,978	$ -

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	25.0%
AAA,AA,A	3.6%
BBB	4.3%
BB	2.2%
B	2.5%
CCC,CC,C	0.4%
D	0.0%**
Not Rated	0.4%
Equities*	57.3%
Short-Term Investments and Net Other Assets	4.3%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.0% ** Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	76.8%
United Kingdom	4.0%
Japan	2.2%
Switzerland	1.8%
France	1.5%
Germany	1.3%
Brazil	1.2%
Netherlands	1.1%
Canada	1.0%
Others (Individually Less Than 1%)	9.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $299,961)	$ 299,978
Fidelity Central Funds (cost $516,323,351)	558,320,049
Total Investments (cost $516,623,312)		$ 558,620,027
Receivable for investments sold		3,654,218
Receivable for fund shares sold		813,170
Distributions receivable from Fidelity Central Funds		1,709
Prepaid expenses		491
Other receivables		15,766
Total assets		563,105,381

Liabilities
Payable for investments purchased	$ 255,033
Payable for fund shares redeemed	446,319
Accrued management fee	259,074
Transfer agent fee payable	61,797
Distribution and service plan fees payable	20,567
Other affiliated payables	22,137
Other payables and accrued expenses	16,011
Total liabilities		1,080,938

Net Assets		$ 562,024,443
Net Assets consist of:
Paid in capital		$ 520,095,641
Undistributed net investment income		1,649,056
Accumulated undistributed net realized gain (loss) on investments		(1,716,969)
Net unrealized appreciation (depreciation) on investments		41,996,715
Net Assets		$ 562,024,443

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($35,390,166 ÷ 3,566,333 shares)		$ 9.92

Maximum offering price per share (100/94.25 of $9.92)		$ 10.53
Class T: Net Asset Value and redemption price per share ($10,636,328 ÷ 1,075,485 shares)		$ 9.89

Maximum offering price per share (100/96.50 of $9.89)		$ 10.25
Class B: Net Asset Value and offering price per share ($1,881,518 ÷ 189,910 shares)A		$ 9.91

Class C: Net Asset Value and offering price per share ($9,190,806 ÷ 932,540 shares)A		$ 9.86

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($496,573,723 ÷ 49,907,818 shares)		$ 9.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,351,902 ÷ 839,235 shares)		$ 9.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 29,211
Interest		63
Income from Fidelity Central Funds		5,032,866
Total income		5,062,140

Expenses
Management fee	$ 1,274,531
Transfer agent fees	332,672
Distribution and service plan fees	113,454
Accounting fees and expenses	111,236
Custodian fees and expenses	551
Independent trustees' compensation	736
Registration fees	44,247
Audit	26,170
Legal	1,240
Miscellaneous	1,796
Total expenses before reductions	1,906,633
Expense reductions	(34,008)	1,872,625
Net investment income (loss)		3,189,515
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	223,227
Fidelity Central Funds	(1,915,394)
Futures contracts	657,488
Capital gain distributions from Fidelity Central Funds	8,797
Total net realized gain (loss)		(1,025,882)
Change in net unrealized appreciation (depreciation) on: Investment securities	57,154,195
Futures contracts	503,387
Total change in net unrealized appreciation (depreciation)		57,657,582
Net gain (loss)		56,631,700
Net increase (decrease) in net assets resulting from operations		$ 59,821,215

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,189,515	$ 3,823,193
Net realized gain (loss)	(1,025,882)	2,614,211
Change in net unrealized appreciation (depreciation)	57,657,582	(22,359,795)
Net increase (decrease) in net assets resulting from operations	59,821,215	(15,922,391)
Distributions to shareholders from net investment income	(4,894,293)	(1,801,117)
Distributions to shareholders from net realized gain	(1,030,578)	(4,681,894)
Total distributions	(5,924,871)	(6,483,011)
Share transactions - net increase (decrease)	206,203,551	192,473,577
Total increase (decrease) in net assets	260,099,895	170,068,175

Net Assets
Beginning of period	301,924,548	131,856,373
End of period (including undistributed net investment income of $1,649,056 and undistributed net investment income of $3,353,834, respectively)	$ 562,024,443	$ 301,924,548

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.76	$ 9.19	$ 8.41	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.13	.13	.15	.17
Net realized and unrealized gain (loss)	1.21	(.20)	.76	.41	(2.18)
Total from investment operations	1.26	(.07)	.89	.56	(2.01)
Distributions from net investment income	(.08)	(.09)	(.09)	(.10)	(.04)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.10)	(.36) J	(.11)	(.10)	(.04)
Net asset value, end of period	$ 9.92	$ 8.76	$ 9.19	$ 8.41	$ 7.95
Total Return B,C,D	14.50%	(1.05)%	10.62%	7.48%	(20.16)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.10% A	1.12%	1.22%	1.54%	2.18% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.16% A
Expenses net of all reductions	1.08% A	1.09%	1.08%	1.09%	1.16% A
Net investment income (loss)	1.14% A	1.39%	1.44%	2.15%	1.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,390	$ 30,707	$ 20,690	$ 6,044	$ 3,135
Portfolio turnover rate G	29% A	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.36 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.262 per share.

Financial Highlights - Class T

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.72	$ 9.15	$ 8.38	$ 7.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.11	.10	.13	.15
Net realized and unrealized gain (loss)	1.21	(.21)	.76	.42	(2.19)
Total from investment operations	1.25	(.10)	.86	.55	(2.04)
Distributions from net investment income	(.06)	(.07)	(.07)	(.10)	(.03)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.08)	(.33)	(.09)	(.10)	(.03)
Net asset value, end of period	$ 9.89	$ 8.72	$ 9.15	$ 8.38	$ 7.93
Total Return B,C,D	14.46%	(1.34)%	10.32%	7.24%	(20.42)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.35% A	1.37%	1.45%	1.77%	2.34% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.35%	1.42% A
Expenses net of all reductions	1.33% A	1.34%	1.33%	1.34%	1.42% A
Net investment income (loss)	.88% A	1.14%	1.19%	1.90%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,636	$ 8,045	$ 6,035	$ 3,537	$ 1,228
Portfolio turnover rate G	29% A	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.69	$ 9.12	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.06	.06	.10	.11
Net realized and unrealized gain (loss)	1.22	(.21)	.75	.42	(2.19)
Total from investment operations	1.24	(.15)	.81	.52	(2.08)
Distributions from net investment income	-	(.02)	(.04)	(.05)	(.02)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.02)	(.28)	(.06)	(.05)	(.02)
Net asset value, end of period	$ 9.91	$ 8.69	$ 9.12	$ 8.37	$ 7.90
Total Return B,C,D	14.23%	(1.82)%	9.68%	6.78%	(20.81)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.92% A	1.95%	2.05%	2.31%	2.85% A
Expenses net of fee waivers, if any	1.85% A	1.85%	1.85%	1.85%	1.92% A
Expenses net of all reductions	1.83% A	1.84%	1.83%	1.84%	1.92% A
Net investment income (loss)	.39% A	.64%	.69%	1.40%	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,882	$ 1,833	$ 1,987	$ 1,529	$ 1,074
Portfolio turnover rate G	29% A	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.67	$ 9.10	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.06	.06	.10	.11
Net realized and unrealized gain (loss)	1.21	(.20)	.74	.42	(2.19)
Total from investment operations	1.23	(.14)	.80	.52	(2.08)
Distributions from net investment income	(.02)	(.03)	(.05)	(.05)	(.02)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.04)	(.29)	(.07)	(.05)	(.02)
Net asset value, end of period	$ 9.86	$ 8.67	$ 9.10	$ 8.37	$ 7.90
Total Return B,C,D	14.23%	(1.79)%	9.62%	6.83%	(20.81)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.88% A	1.90%	1.97%	2.29%	2.80% A
Expenses net of fee waivers, if any	1.85% A	1.85%	1.85%	1.85%	1.91% A
Expenses net of all reductions	1.83% A	1.83%	1.83%	1.84%	1.91% A
Net investment income (loss)	.39% A	.64%	.69%	1.40%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,191	$ 6,928	$ 4,256	$ 2,057	$ 1,643
Portfolio turnover rate G	29% A	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 60%

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.80	$ 9.22	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.16	.15	.17	.19
Net realized and unrealized gain (loss)	1.21	(.21)	.76	.42	(2.18)
Total from investment operations	1.28	(.05)	.91	.59	(1.99)
Distributions from net investment income	(.11)	(.11)	(.10)	(.12)	(.05)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.13)	(.37)	(.12)	(.12)	(.05)
Net asset value, end of period	$ 9.95	$ 8.80	$ 9.22	$ 8.43	$ 7.96
Total Return B,C	14.73%	(.79)%	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets E,H
Expenses before reductions	.78% A	.82%	.92%	1.22%	1.87% A
Expenses net of fee waivers, if any	.77% A	.82%	.85%	.85%	.89% A
Expenses net of all reductions	.76% A	.80%	.83%	.84%	.89% A
Net investment income (loss)	1.46% A	1.67%	1.69%	2.40%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 496,574	$ 246,943	$ 95,660	$ 51,464	$ 22,212
Portfolio turnover rate F	29% A	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.79	$ 9.22	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.16	.15	.17	.20
Net realized and unrealized gain (loss)	1.21	(.22)	.76	.42	(2.19)
Total from investment operations	1.28	(.06)	.91	.59	(1.99)
Distributions from net investment income	(.10)	(.11)	(.10)	(.12)	(.05)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.12)	(.37)	(.12)	(.12)	(.05)
Net asset value, end of period	$ 9.95	$ 8.79	$ 9.22	$ 8.43	$ 7.96
Total Return B,C	14.73%	(.87)%	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets E,H
Expenses before reductions	.84% A	.85%	.95%	1.21%	1.86% A
Expenses net of fee waivers, if any	.84% A	.85%	.85%	.85%	.94% A
Expenses net of all reductions	.83% A	.84%	.83%	.84%	.93% A
Net investment income (loss)	1.39% A	1.64%	1.69%	2.40%	2.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,352	$ 7,470	$ 3,228	$ 844	$ 792
Portfolio turnover rate F	29% A	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.8	1.0
Procter & Gamble Co.	0.8	0.9
Chevron Corp.	0.8	0.7
Microsoft Corp.	0.6	0.2
British American Tobacco PLC sponsored ADR	0.6	0.4
General Electric Co.	0.6	0.7
The Coca-Cola Co.	0.6	0.6
Citigroup, Inc.	0.5	0.4
CVS Caremark Corp.	0.5	0.4
United Technologies Corp.	0.5	0.3
	7.3
Asset Allocation (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
Stock Class* 67.2%	Stock Class and Equity Futures** 64.9%
Bond Class 27.0%	Bond Class 30.9%
Short-Term Class 5.8%	Short-Term Class 4.2%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%	** Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 70%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	14.2
Fidelity Information Technology Central Fund	9.9
Fidelity Financials Central Fund	8.7
Fidelity Health Care Central Fund	6.0
Fidelity Industrials Central Fund	5.6
Fidelity Consumer Discretionary Central Fund	5.4
Fidelity Energy Central Fund	5.3
Fidelity Consumer Staples Central Fund	4.8
Fidelity Emerging Markets Equity Central Fund	2.8
Fidelity Materials Central Fund	2.0
Fidelity Utilities Central Fund	1.8
Fidelity Telecom Services Central Fund	1.3
Fidelity Commodity Strategy Central Fund	1.0
Total Equity Central Funds	68.8
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.1
Investment Grade Fixed-Income Funds	22.9
Total Fixed-Income Central Funds	28.0
Money Market Central Funds	2.3
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.8
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 26.4% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 70%

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 68.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	2,729,204	$ 29,338,943
Fidelity Consumer Discretionary Central Fund (b)	1,091,968	161,851,472
Fidelity Consumer Staples Central Fund (b)	943,663	144,663,500
Fidelity Emerging Markets Equity Central Fund (b)	419,926	84,644,436
Fidelity Energy Central Fund (b)	1,277,574	158,687,473
Fidelity Financials Central Fund (b)	4,357,488	259,749,835
Fidelity Health Care Central Fund (b)	1,194,113	178,902,018
Fidelity Industrials Central Fund (b)	1,089,401	168,399,581
Fidelity Information Technology Central Fund (b)	1,537,181	296,383,896
Fidelity International Equity Central Fund (b)	6,378,275	425,175,813
Fidelity Materials Central Fund (b)	338,575	59,291,218
Fidelity Telecom Services Central Fund (b)	306,822	38,337,457
Fidelity Utilities Central Fund (b)	500,667	55,018,294
TOTAL EQUITY CENTRAL FUNDS (Cost $1,934,177,756)		2,060,443,936
Fixed-Income Central Funds - 28.0%

High Yield Fixed-Income Funds - 5.1%
Fidelity Emerging Markets Debt Central Fund (b)	1,581,023	16,553,306
Fidelity Floating Rate Central Fund (b)	598,965	60,669,131
Fidelity High Income Central Fund 1 (b)	765,673	75,786,336
TOTAL HIGH YIELD FIXED-INCOME FUNDS		153,008,773
Investment Grade Fixed-Income Funds - 22.9%
Fidelity Inflation-Protected Bond Index Central Fund (b)	845,561	84,116,403
Fidelity Tactical Income Central Fund (b)	5,704,974	601,988,880
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		686,105,283
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $809,190,463)		839,114,056
Money Market Central Funds - 2.3%

Fidelity Cash Central Fund, 0.14% (a)	68,115,020	68,115,020
Fidelity Money Market Central Fund, 0.41% (a)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $68,115,024)		68,115,024
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.09% 5/24/12 (Cost $2,699,656)	$ 2,700,000	$ 2,699,806
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $2,814,182,899)	2,970,372,822
NET OTHER ASSETS (LIABILITIES) - 0.8%	23,691,434
NET ASSETS - 100%	$ 2,994,064,256
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,479
Fidelity Commodity Strategy Central Fund	12,715
Fidelity Consumer Discretionary Central Fund	1,166,679
Fidelity Consumer Staples Central Fund	1,896,612
Fidelity Emerging Markets Debt Central Fund	502,482
Fidelity Emerging Markets Equity Central Fund	351,427
Fidelity Energy Central Fund	1,238,325
Fidelity Financials Central Fund	1,028,440
Fidelity Floating Rate Central Fund	1,622,358
Fidelity Health Care Central Fund	737,445
Fidelity High Income Central Fund 1	2,799,169
Fidelity Industrials Central Fund	1,236,531
Fidelity Information Technology Central Fund	545,795
Fidelity International Equity Central Fund	3,722,658
Fidelity Materials Central Fund	498,913
Fidelity Tactical Income Central Fund	8,476,459
Fidelity Telecom Services Central Fund	542,012
Fidelity Utilities Central Fund	844,885
Total	$ 27,271,384
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 61,425	$ 43,000,714	$ 13,103,733	$ 29,338,943	3.2%
Fidelity Consumer Discretionary Central Fund	117,902,173	17,230,576	9,303,772	161,851,472	18.0%
Fidelity Consumer Staples Central Fund	115,794,020	18,027,201	9,193,363	144,663,500	17.0%
Fidelity Emerging Markets Debt Central Fund	13,469,679	2,274,046	455,486	16,553,306	14.2%
Fidelity Emerging Markets Equity Central Fund	58,414,160	20,131,674	8,039,722	84,644,436	26.0%
Fidelity Energy Central Fund	119,247,745	20,463,922	9,451,586	158,687,473	17.1%
Fidelity Financials Central Fund	175,751,943	33,994,819	12,038,404	259,749,835	17.7%
Fidelity Floating Rate Central Fund	58,022,827	12,054,057	13,205,453	60,669,131	3.6%
Fidelity Health Care Central Fund	132,805,973	23,280,899	7,711,099	178,902,018	17.7%
Fidelity High Income Central Fund 1	72,185,740	12,064,213	14,309,962	75,786,336	14.4%
Fidelity Industrials Central Fund	118,426,577	18,595,314	7,487,404	168,399,581	17.9%
Fidelity Inflation-Protected Bond Index Central Fund	-	84,601,422	124,632	84,116,403	15.6%
Fidelity Information Technology Central Fund	193,616,497	57,081,122	19,531,391	296,383,896	17.7%
Fidelity International Equity Central Fund	357,200,552	52,279,476	40,214,244	425,175,813	25.3%
Fidelity Materials Central Fund	41,111,134	8,379,128	3,265,927	59,291,218	18.6%
Fidelity Tactical Income Central Fund	559,827,477	126,707,367	87,808,928	601,988,880	11.2%
Fidelity Telecom Services Central Fund	33,734,709	4,789,440	4,529,695	38,337,457	17.0%
Fidelity Utilities Central Fund	47,102,493	7,008,363	1,852,431	55,018,294	17.6%
Total	$ 2,214,675,124	$ 561,963,753	$ 261,627,232	$ 2,899,557,992
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 2,060,443,936	$ 2,060,443,936	$ -	$ -
Fixed-Income Central Funds	839,114,056	839,114,056	-	-
Money Market Central Funds	68,115,024	68,115,024	-	-
U.S. Treasury Obligations	2,699,806	-	2,699,806	-
Total Investments in Securities:	$ 2,970,372,822	$ 2,967,673,016	$ 2,699,806	$ -

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	17.6%
AAA,AA,A	2.5%
BBB	2.8%
BB	1.9%
B	2.5%
CCC,CC,C	0.4%
D	0.0%**
Not Rated	0.5%
Equities*	66.9%
Short-Term Investments and Net Other Assets	4.9%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.0% ** Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	73.6%
United Kingdom	4.9%
Japan	2.5%
Switzerland	2.0%
France	1.8%
Germany	1.4%
Netherlands	1.3%
Brazil	1.2%
Canada	1.1%
Others (Individually Less Than 1%)	10.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,699,656)	$ 2,699,806
Fidelity Central Funds (cost $2,811,483,243)	2,967,673,016
Total Investments (cost $2,814,182,899)		$ 2,970,372,822
Receivable for investments sold		24,727,033
Receivable for fund shares sold		2,576,784
Distributions receivable from Fidelity Central Funds		10,338
Prepaid expenses		3,422
Other receivables		177,513
Total assets		2,997,867,912

Liabilities
Payable for investments purchased	$ 913,675
Payable for fund shares redeemed	850,763
Accrued management fee	1,380,016
Transfer agent fee payable	398,557
Distribution and service plan fees payable	83,081
Other affiliated payables	94,659
Other payables and accrued expenses	82,905
Total liabilities		3,803,656

Net Assets		$ 2,994,064,256
Net Assets consist of:
Paid in capital		$ 2,991,156,351
Undistributed net investment income		7,998,157
Accumulated undistributed net realized gain (loss) on investments		(161,280,175)
Net unrealized appreciation (depreciation) on investments		156,189,923
Net Assets		$ 2,994,064,256

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($123,140,490 ÷ 7,262,364 shares)		$ 16.96

Maximum offering price per share (100/94.25 of $16.96)		$ 17.99
Class T: Net Asset Value and redemption price per share ($44,919,082 ÷ 2,649,218 shares)		$ 16.96

Maximum offering price per share (100/96.50 of $16.96)		$ 17.58
Class B: Net Asset Value and offering price per share ($9,490,408 ÷ 558,219 shares)A		$ 17.00

Class C: Net Asset Value and offering price per share ($37,830,189 ÷ 2,235,671 shares)A		$ 16.92

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($2,750,326,480 ÷ 161,992,296 shares)		$ 16.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($28,357,607 ÷ 1,669,325 shares)		$ 16.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 210,051
Interest		585
Income from Fidelity Central Funds		27,271,384
Total income		27,482,020

Expenses
Management fee	$ 7,474,324
Transfer agent fees	2,294,313
Distribution and service plan fees	473,222
Accounting fees and expenses	507,155
Custodian fees and expenses	852
Independent trustees' compensation	4,803
Appreciation in deferred trustee compensation account	90
Registration fees	54,484
Audit	25,427
Legal	15,303
Miscellaneous	13,183
Total expenses before reductions	10,863,156
Expense reductions	(227,523)	10,635,633
Net investment income (loss)		16,846,387
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,442,282
Fidelity Central Funds	8,647,470
Futures contracts	5,587,832
Capital gain distributions from Fidelity Central Funds	59,914
Total net realized gain (loss)		17,737,498
Change in net unrealized appreciation (depreciation) on: Investment securities	375,242,145
Futures contracts	5,197,303
Total change in net unrealized appreciation (depreciation)		380,439,448
Net gain (loss)		398,176,946
Net increase (decrease) in net assets resulting from operations		$ 415,023,333

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,846,387	$ 38,326,989
Net realized gain (loss)	17,737,498	99,613,111
Change in net unrealized appreciation (depreciation)	380,439,448	(166,113,233)
Net increase (decrease) in net assets resulting from operations	415,023,333	(28,173,133)
Distributions to shareholders from net investment income	(38,394,693)	(36,469,147)
Distributions to shareholders from net realized gain	(4,004,986)	(4,972,014)
Total distributions	(42,399,679)	(41,441,161)
Share transactions - net increase (decrease)	301,949,346	(200,697,883)
Total increase (decrease) in net assets	674,573,000	(270,312,177)

Net Assets
Beginning of period	2,319,491,256	2,589,803,433
End of period (including undistributed net investment income of $7,998,157 and undistributed net investment income of $29,546,463, respectively)	$ 2,994,064,256	$ 2,319,491,256

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.72	$ 15.24	$ 13.94	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.08	.19	.17	.22	- K
Net realized and unrealized gain (loss)	2.38	(.50)	1.33	.40	(.52)
Total from investment operations	2.46	(.31)	1.50	.62	(.52)
Distributions from net investment income	(.19)	(.18)	(.19)	(.30)	-
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-
Total distributions	(.22)	(.21)	(.20)	(.30)	-
Net asset value, end of period	$ 16.96	$ 14.72	$ 15.24	$ 13.94	$ 13.62
Total Return B,C,D	16.89%	(2.14)%	10.87%	5.28%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.09% A	1.09%	1.12%	1.19%	1.31% A
Expenses net of fee waivers, if any	1.09% A	1.09%	1.12%	1.19%	1.25% A
Expenses net of all reductions	1.07% A	1.07%	1.10%	1.18%	1.24% A
Net investment income (loss)	.98% A	1.17%	1.15%	1.88%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,140	$ 107,670	$ 111,293	$ 88,969	$ 89,034
Portfolio turnover rate G	25% A	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment advisor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.70	$ 15.21	$ 13.91	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.06	.15	.13	.19	- K
Net realized and unrealized gain (loss)	2.37	(.49)	1.33	.39	(.52)
Total from investment operations	2.43	(.34)	1.46	.58	(.52)
Distributions from net investment income	(.15)	(.14)	(.16)	(.29)	-
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-
Total distributions	(.17) M	(.17)	(.16) L	(.29)	-
Net asset value, end of period	$ 16.96	$ 14.70	$ 15.21	$ 13.91	$ 13.62
Total Return B,C,D	16.69%	(2.36)%	10.61%	4.98%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.35% A	1.35%	1.38%	1.44%	1.56% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.38%	1.44%	1.50% A
Expenses net of all reductions	1.33% A	1.34%	1.36%	1.43%	1.49% A
Net investment income (loss)	.72% A	.91%	.89%	1.63%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,919	$ 40,033	$ 45,394	$ 46,624	$ 52,478
Portfolio turnover rate G	25% A	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

L Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.009 per share.

M Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.66	$ 15.15	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.01	.06	.05	.13	- K
Net realized and unrealized gain (loss)	2.38	(.50)	1.33	.39	(.52)
Total from investment operations	2.39	(.44)	1.38	.52	(.52)
Distributions from net investment income	(.03)	(.02)	(.08)	(.28)	-
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-
Total distributions	(.05) L	(.05)	(.09)	(.28)	-
Net asset value, end of period	$ 17.00	$ 14.66	$ 15.15	$ 13.86	$ 13.62
Total Return B,C,D	16.37%	(2.92)%	10.00%	4.45%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.90% A	1.90%	1.92%	1.95%	2.06% A
Expenses net of fee waivers, if any	1.90% A	1.90%	1.92%	1.95%	2.00% A
Expenses net of all reductions	1.89% A	1.89%	1.90%	1.94%	1.99% A
Net investment income (loss)	.17% A	.36%	.35%	1.13%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,490	$ 9,605	$ 14,696	$ 18,407	$ 23,526
Portfolio turnover rate G	25% A	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

L Total distributions of $.05 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.025 per share.

Financial Highlights - Class C

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.63	$ 15.13	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.02	.07	.06	.13	- K
Net realized and unrealized gain (loss)	2.36	(.49)	1.33	.39	(.52)
Total from investment operations	2.38	(.42)	1.39	.52	(.52)
Distributions from net investment income	(.07)	(.05)	(.11)	(.28)	-
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-
Total distributions	(.09) L	(.08)	(.12)	(.28)	-
Net asset value, end of period	$ 16.92	$ 14.63	$ 15.13	$ 13.86	$ 13.62
Total Return B,C,D	16.36%	(2.81)%	10.09%	4.46%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.83% A	1.83%	1.84%	1.92%	2.07% A
Expenses net of fee waivers, if any	1.83% A	1.83%	1.84%	1.92%	2.00% A
Expenses net of all reductions	1.81% A	1.81%	1.82%	1.91%	1.99% A
Net investment income (loss)	.24% A	.43%	.43%	1.15%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,830	$ 32,160	$ 34,847	$ 34,633	$ 37,762
Portfolio turnover rate G	25% A	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

L Total distributions of $.09 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 70%

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.77	$ 15.28	$ 13.97	$ 13.62	$ 17.78	$ 15.82
Income from Investment Operations
Net investment income (loss) D	.10	.24	.21	.25	.33	.38
Net realized and unrealized gain (loss)	2.38	(.49)	1.34	.41	(4.06)	1.97
Total from investment operations	2.48	(.25)	1.55	.66	(3.73)	2.35
Distributions from net investment income	(.25)	(.23)	(.23)	(.31)	(.41)	(.39)
Distributions from net realized gain	(.03)	(.03)	(.01)	-	(.02)	-
Total distributions	(.27) H	(.26)	(.24)	(.31)	(.43)	(.39)
Net asset value, end of period	$ 16.98	$ 14.77	$ 15.28	$ 13.97	$ 13.62	$ 17.78
Total Return B,C	17.03%	(1.79)%	11.21%	5.59%	(21.46)%	15.07%
Ratios to Average Net Assets E,G
Expenses before reductions	.77% A	.78%	.80%	.88%	.79%	.80%
Expenses net of fee waivers, if any	.77% A	.78%	.80%	.88%	.79%	.80%
Expenses net of all reductions	.75% A	.76%	.78%	.86%	.78%	.78%
Net investment income (loss)	1.30% A	1.48%	1.47%	2.20%	2.07%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,750,326	$ 2,103,346	$ 2,357,618	$ 2,214,929	$ 2,269,425	$ 3,262,093
Portfolio turnover rate F	25% A	16%	21%	13%	14% I	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.025 per share.

I The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Institutional Class

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.78	$ 15.29	$ 13.97	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) D	.10	.24	.21	.25	- J
Net realized and unrealized gain (loss)	2.38	(.50)	1.33	.41	(.52)
Total from investment operations	2.48	(.26)	1.54	.66	(.52)
Distributions from net investment income	(.24)	(.22)	(.21)	(.31)	-
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-
Total distributions	(.27)	(.25)	(.22)	(.31)	-
Net asset value, end of period	$ 16.99	$ 14.78	$ 15.29	$ 13.97	$ 13.62
Total Return B,C	16.99%	(1.82)%	11.17%	5.58%	(3.68)%
Ratios to Average Net Assets E,H
Expenses before reductions	.80% A	.81%	.84%	.90%	1.06% A
Expenses net of fee waivers, if any	.80% A	.81%	.84%	.90%	1.00% A
Expenses net of all reductions	.79% A	.80%	.82%	.89%	.99% A
Net investment income (loss)	1.27% A	1.45%	1.43%	2.17%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,358	$ 26,678	$ 25,956	$ 30,076	$ 25,717
Portfolio turnover rate F	25% A	16%	21%	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.1	1.2
Procter & Gamble Co.	1.0	1.1
Chevron Corp.	1.0	0.8
British American Tobacco PLC sponsored ADR	0.7	0.5
Microsoft Corp.	0.7	0.3
The Coca-Cola Co.	0.7	0.7
General Electric Co.	0.7	0.9
CVS Caremark Corp.	0.5	0.5
Citigroup, Inc.	0.5	0.6
United Technologies Corp.	0.5	0.4
	8.4
Asset Allocation (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
Stock Class and Equity Futures* 81.6%	Stock Class and Equity Futures** 79.6%
Bond Class 14.2%	Bond Class 16.0%
Short-Term Class 4.2%	Short-Term Class 4.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%	** Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 85%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	17.2
Fidelity Information Technology Central Fund	11.8
Fidelity Financials Central Fund	10.4
Fidelity Health Care Central Fund	7.3
Fidelity Industrials Central Fund	6.9
Fidelity Energy Central Fund	6.6
Fidelity Consumer Discretionary Central Fund	6.4
Fidelity Consumer Staples Central Fund	6.0
Fidelity Emerging Markets Equity Central Fund	3.3
Fidelity Materials Central Fund	2.5
Fidelity Utilities Central Fund	2.2
Fidelity Telecom Services Central Fund	1.7
Fidelity Commodity Strategy Central Fund	1.5
Total Equity Central Funds	83.8
Fixed-Income Central Funds
High Yield Fixed-Income Funds	3.0
Investment Grade Fixed-Income Funds	11.6
Total Fixed-Income Central Funds	14.6
Money Market Central Funds	1.1
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.4
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 30.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 85%

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 83.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	1,110,409	$ 11,936,900
Fidelity Consumer Discretionary Central Fund (c)	348,740	51,690,253
Fidelity Consumer Staples Central Fund (c)	318,299	48,795,313
Fidelity Emerging Markets Equity Central Fund (c)	130,468	26,298,364
Fidelity Energy Central Fund (c)	431,401	53,584,273
Fidelity Financials Central Fund (c)	1,411,787	84,156,607
Fidelity Health Care Central Fund (c)	391,474	58,650,642
Fidelity Industrials Central Fund (c)	357,937	55,329,949
Fidelity Information Technology Central Fund (c)	494,853	95,412,678
Fidelity International Equity Central Fund (c)	2,090,295	139,339,059
Fidelity Materials Central Fund (c)	113,236	19,829,936
Fidelity Telecom Services Central Fund (c)	107,747	13,462,997
Fidelity Utilities Central Fund (c)	164,212	18,045,202
TOTAL EQUITY CENTRAL FUNDS (Cost $626,354,956)		676,532,173
Fixed-Income Central Funds - 14.6%

High Yield Fixed-Income Funds - 3.0%
Fidelity Emerging Markets Debt Central Fund (c)	384,924	4,030,153
Fidelity High Income Central Fund 1 (c)	206,857	20,474,658
TOTAL HIGH YIELD FIXED-INCOME FUNDS		24,504,811
Investment Grade Fixed-Income Funds - 11.6%
Fidelity Inflation-Protected Bond Index Central Fund (c)	122,395	12,175,814
Fidelity Tactical Income Central Fund (c)	770,573	81,310,823
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		93,486,637
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $115,567,775)		117,991,448
Money Market Central Funds - 1.1%

Fidelity Cash Central Fund, 0.14% (a) (Cost $8,902,808)	8,902,808	8,902,808
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.09% 5/24/12 (b) (Cost $1,199,847)	$ 1,200,000	$ 1,199,914
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $752,025,386)	804,626,343
NET OTHER ASSETS (LIABILITIES) - 0.4%	3,161,620
NET ASSETS - 100%	$ 807,787,963
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
37 CME E-mini S&P 500 Index Contracts	June 2012	$ 2,595,920	$ 78,662

The face value of futures purchased as a percentage of net assets is 0.3%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,099,921.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,973
Fidelity Commodity Strategy Central Fund	4,541
Fidelity Consumer Discretionary Central Fund	383,020
Fidelity Consumer Staples Central Fund	637,895
Fidelity Emerging Markets Debt Central	135,905
Fidelity Emerging Markets Equity Central Fund	121,208
Fidelity Energy Central Fund	426,239
Fidelity Financials Central Fund	342,700
Fidelity Health Care Central Fund	246,434
Fidelity High Income Central Fund 1	865,082
Fidelity Industrials Central Fund	414,236
Fidelity Information Technology Central Fund	180,897
Fidelity International Equity Central Fund	1,218,816
Fidelity Materials Central Fund	171,582
Fidelity Tactical Income Central Fund	1,069,218
Fidelity Telecom Services Central Fund	179,938
Fidelity Utilities Central Fund	286,413
Total	$ 6,695,097
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 16,227	$ 15,339,947	$ 3,234,677	$ 11,936,900	1.3%
Fidelity Consumer Discretionary Central Fund	40,100,328	3,233,174	3,484,460	51,690,253	5.8%
Fidelity Consumer Staples Central Fund	40,227,870	3,279,537	1,501,374	48,795,313	5.7%
Fidelity Emerging Markets Debt Central Fund	3,867,650	421,138	598,510	4,030,153	3.5%
Fidelity Emerging Markets Equity Central Fund	20,477,562	5,313,183	4,239,501	26,298,364	8.1%
Fidelity Energy Central Fund	41,757,839	3,561,529	1,651,493	53,584,273	5.8%
Fidelity Financials Central Fund	58,864,000	9,075,395	3,837,683	84,156,607	5.7%
Fidelity Health Care Central Fund	46,341,357	3,718,432	1,663,454	58,650,642	5.8%
Fidelity High Income Central Fund 1	26,259,753	6,812,841	14,469,836	20,474,658	3.9%
Fidelity Industrials Central Fund	41,243,117	4,571,399	3,543,182	55,329,949	5.9%
Fidelity Inflation-Protected Bond Index Central Fund	-	12,291,547	57,306	12,175,814	2.3%
Fidelity Information Technology Central Fund	65,291,631	15,809,249	6,497,743	95,412,678	5.7%
Fidelity International Equity Central Fund	118,826,709	10,585,651	8,147,265	139,339,059	8.3%
Fidelity Materials Central Fund	14,361,060	1,546,326	563,610	19,829,936	6.2%
Fidelity Tactical Income Central Fund	70,318,328	18,294,279	7,695,194	81,310,823	1.5%
Fidelity Telecom Services Central Fund	11,493,794	905,380	386,037	13,462,997	6.0%
Fidelity Utilities Central Fund	16,260,461	1,385,653	551,150	18,045,202	5.8%
Total	$ 615,707,686	$ 116,144,660	$ 62,122,475	$ 794,523,621
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 676,532,173	$ 676,532,173	$ -	$ -
Fixed-Income Central Funds	117,991,448	117,991,448	-	-
Money Market Central Funds	8,902,808	8,902,808	-	-
U.S. Treasury Obligations	1,199,914	-	1,199,914	-
Total Investments in Securities:	$ 804,626,343	$ 803,426,429	$ 1,199,914	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 78,662	$ 78,662	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of March 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 78,662	$ -
Total Value of Derivatives	$ 78,662	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	8.9%
AAA,AA,A	1.4%
BBB	1.4%
BB	1.1%
B	1.6%
CCC,CC,C	0.3%
D	0.0%**
Not Rated	0.1%
Equities*	81.2%
Short-Term Investments and Net Other Assets	4.0%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5% ** Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	69.4%
United Kingdom	5.6%
Japan	3.1%
Switzerland	2.4%
France	2.3%
Germany	1.7%
Brazil	1.5%
Netherlands	1.5%
Canada	1.1%
Australia	1.0%
Others (Individually Less Than 1%)	10.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,199,847)	$ 1,199,914
Fidelity Central Funds (cost $750,825,539)	803,426,429
Total Investments (cost $752,025,386)		$ 804,626,343
Receivable for investments sold		3,651,983
Receivable for fund shares sold		821,926
Distributions receivable from Fidelity Central Funds		1,783
Receivable for daily variation margin on futures contracts		9,250
Prepaid expenses		1,009
Other receivables		37,978
Total assets		809,150,272

Liabilities
Payable for investments purchased	$ 114,351
Payable for fund shares redeemed	671,678
Accrued management fee	371,348
Transfer agent fee payable	128,835
Distribution and service plan fees payable	33,960
Other affiliated payables	23,102
Other payables and accrued expenses	19,035
Total liabilities		1,362,309

Net Assets		$ 807,787,963
Net Assets consist of:
Paid in capital		$ 786,558,801
Undistributed net investment income		1,608,142
Accumulated undistributed net realized gain (loss) on investments		(33,058,599)
Net unrealized appreciation (depreciation) on investments		52,679,619
Net Assets		$ 807,787,963

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($63,903,548 ÷ 4,641,904 shares)		$ 13.77

Maximum offering price per share (100/94.25 of $13.77)		$ 14.61
Class T: Net Asset Value and redemption price per share ($10,914,861 ÷ 794,885 shares)		$ 13.73

Maximum offering price per share (100/96.50 of $13.73)		$ 14.23
Class B: Net Asset Value and offering price per share ($3,243,815 ÷ 236,159 shares)A		$ 13.74

Class C: Net Asset Value and offering price per share ($16,381,553 ÷ 1,201,180 shares)A		$ 13.64

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($700,804,177 ÷ 50,564,535 shares)		$ 13.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,540,009 ÷ 907,074 shares)		$ 13.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 35,697
Interest		215
Income from Fidelity Central Funds		6,695,097
Total income		6,731,009

Expenses
Management fee	$ 2,051,813
Transfer agent fees	755,301
Distribution and service plan fees	188,276
Accounting fees and expenses	129,523
Custodian fees and expenses	642
Independent trustees' compensation	1,282
Registration fees	46,059
Audit	27,028
Legal	2,836
Miscellaneous	3,721
Total expenses before reductions	3,206,481
Expense reductions	(75,927)	3,130,554
Net investment income (loss)		3,600,455
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	354,383
Fidelity Central Funds	4,910,537
Futures contracts	1,984,973
Capital gain distributions from Fidelity Central Funds	17,276
Total net realized gain (loss)		7,267,169
Change in net unrealized appreciation (depreciation) on: Investment securities	119,747,245
Futures contracts	1,753,620
Total change in net unrealized appreciation (depreciation)		121,500,865
Net gain (loss)		128,768,034
Net increase (decrease) in net assets resulting from operations		$ 132,368,489

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,600,455	$ 8,999,706
Net realized gain (loss)	7,267,169	25,490,623
Change in net unrealized appreciation (depreciation)	121,500,865	(58,900,989)
Net increase (decrease) in net assets resulting from operations	132,368,489	(24,410,660)
Distributions to shareholders from net investment income	(9,091,673)	(7,811,443)
Distributions to shareholders from net realized gain	(1,127,354)	(1,629,805)
Total distributions	(10,219,027)	(9,441,248)
Share transactions - net increase (decrease)	43,551,908	10,668,944
Total increase (decrease) in net assets	165,701,370	(23,182,964)

Net Assets
Beginning of period	642,086,593	665,269,557
End of period (including undistributed net investment income of $1,608,142 and undistributed net investment income of $7,099,360, respectively)	$ 807,787,963	$ 642,086,593

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 12.23	$ 11.18	$ 10.94	$ 14.77	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.05	.13	.11	.14	.17	.19
Net realized and unrealized gain (loss)	2.26	(.58)	1.06	.27	(3.74)	2.05
Total from investment operations	2.31	(.45)	1.17	.41	(3.57)	2.24
Distributions from net investment income	(.14)	(.13)	(.11)	(.17)	(.23)	(.20)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.16)	(.16)	(.12) J	(.17)	(.26)	(.22)
Net asset value, end of period	$ 13.77	$ 11.62	$ 12.23	$ 11.18	$ 10.94	$ 14.77
Total Return B,C,D	20.03%	(3.85)%	10.56%	4.30%	(24.59)%	17.78%
Ratios to Average Net Assets F,I
Expenses before reductions	1.09% A	1.10%	1.10%	1.17%	1.13%	1.14% A
Expenses net of fee waivers, if any	1.09% A	1.10%	1.10%	1.17%	1.13%	1.14% A
Expenses net of all reductions	1.07% A	1.08%	1.08%	1.16%	1.12%	1.12% A
Net investment income (loss)	.76% A	1.00%	.93%	1.50%	1.28%	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,904	$ 50,854	$ 45,550	$ 22,506	$ 12,887	$ 7,348
Portfolio turnover rate G	21% A	20%	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class T

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.58	$ 12.19	$ 11.14	$ 10.91	$ 14.74	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.03	.10	.08	.11	.13	.15
Net realized and unrealized gain (loss)	2.24	(.58)	1.06	.27	(3.73)	2.06
Total from investment operations	2.27	(.48)	1.14	.38	(3.60)	2.21
Distributions from net investment income	(.10)	(.10)	(.08)	(.15)	(.20)	(.20)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.12)	(.13)	(.09) J	(.15)	(.23)	(.22)
Net asset value, end of period	$ 13.73	$ 11.58	$ 12.19	$ 11.14	$ 10.91	$ 14.74
Total Return B,C,D	19.76%	(4.08)%	10.33%	3.98%	(24.76)%	17.46%
Ratios to Average Net Assets F,I
Expenses before reductions	1.36% A	1.35%	1.36%	1.44%	1.38%	1.42% A
Expenses net of fee waivers, if any	1.36% A	1.35%	1.36%	1.44%	1.38%	1.42% A
Expenses net of all reductions	1.34% A	1.33%	1.33%	1.43%	1.37%	1.41% A
Net investment income (loss)	.49% A	.75%	.68%	1.23%	1.02%	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,915	$ 8,449	$ 7,154	$ 5,491	$ 4,090	$ 1,792
Portfolio turnover rate G	21% A	20%	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 12.12	$ 11.09	$ 10.84	$ 14.69	$ 12.75
Income from Investment Operations
Net investment income (loss) E	- J	.02	.01	.06	.06	.08
Net realized and unrealized gain (loss)	2.24	(.57)	1.06	.28	(3.72)	2.07
Total from investment operations	2.24	(.55)	1.07	.34	(3.66)	2.15
Distributions from net investment income	(.01)	(.01)	(.03)	(.09)	(.16)	(.19)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.03)	(.04)	(.04) K	(.09)	(.19)	(.21)
Net asset value, end of period	$ 13.74	$ 11.53	$ 12.12	$ 11.09	$ 10.84	$ 14.69
Total Return B,C,D	19.50%	(4.60)%	9.70%	3.44%	(25.21)%	16.98%
Ratios to Average Net Assets F,I
Expenses before reductions	1.91% A	1.91%	1.94%	1.98%	1.93%	1.93% A
Expenses net of fee waivers, if any	1.91% A	1.91%	1.93%	1.98%	1.93%	1.93% A
Expenses net of all reductions	1.89% A	1.89%	1.91%	1.97%	1.92%	1.92% A
Net investment income (loss)	(.06)% A	.18%	.10%	.69%	.47%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,244	$ 2,898	$ 3,798	$ 3,123	$ 2,452	$ 1,632
Portfolio turnover rate G	21% A	20%	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.47	$ 12.10	$ 11.08	$ 10.82	$ 14.67	$ 12.75
Income from Investment Operations
Net investment income (loss) E	- J	.03	.02	.07	.07	.08
Net realized and unrealized gain (loss)	2.24	(.58)	1.06	.28	(3.71)	2.06
Total from investment operations	2.24	(.55)	1.08	.35	(3.64)	2.14
Distributions from net investment income	(.05)	(.05)	(.04)	(.09)	(.18)	(.20)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.07)	(.08)	(.06)	(.09)	(.21)	(.22)
Net asset value, end of period	$ 13.64	$ 11.47	$ 12.10	$ 11.08	$ 10.82	$ 14.67
Total Return B,C,D	19.60%	(4.62)%	9.75%	3.48%	(25.16)%	16.90%
Ratios to Average Net Assets F,I
Expenses before reductions	1.84% A	1.84%	1.87%	1.94%	1.90%	1.91% A
Expenses net of fee waivers, if any	1.84% A	1.84%	1.87%	1.94%	1.90%	1.91% A
Expenses net of all reductions	1.82% A	1.82%	1.84%	1.93%	1.89%	1.90% A
Net investment income (loss)	.01% A	.26%	.17%	.73%	.51%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,382	$ 13,379	$ 9,945	$ 7,179	$ 5,017	$ 3,194
Portfolio turnover rate G	21% A	20%	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 85%

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.72	$ 12.31	$ 11.24	$ 10.99	$ 14.81	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.07	.17	.14	.16	.20	.23
Net realized and unrealized gain (loss)	2.26	(.58)	1.07	.27	(3.76)	2.02
Total from investment operations	2.33	(.41)	1.21	.43	(3.56)	2.25
Distributions from net investment income	(.17)	(.15)	(.12)	(.18)	(.23)	(.21)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.19)	(.18)	(.14)	(.18)	(.26)	(.23)
Net asset value, end of period	$ 13.86	$ 11.72	$ 12.31	$ 11.24	$ 10.99	$ 14.81
Total Return B,C	20.10%	(3.51)%	10.81%	4.54%	(24.43)%	17.77%
Ratios to Average Net Assets E,G
Expenses before reductions	.82% A	.82%	.86%	.95%	.87%	.89%
Expenses net of fee waivers, if any	.82% A	.82%	.86%	.95%	.87%	.87%
Expenses net of all reductions	.80% A	.80%	.84%	.94%	.86%	.86%
Net investment income (loss)	1.03% A	1.27%	1.17%	1.72%	1.54%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 700,804	$ 557,908	$ 592,472	$ 528,720	$ 440,040	$ 576,458
Portfolio turnover rate F	21% A	20%	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 12.30	$ 11.24	$ 11.00	$ 14.82	$ 12.75
Income from Investment Operations
Net investment income (loss) D	.07	.17	.14	.17	.21	.23
Net realized and unrealized gain (loss)	2.25	(.59)	1.07	.28	(3.76)	2.07
Total from investment operations	2.32	(.42)	1.21	.45	(3.55)	2.30
Distributions from net investment income	(.17)	(.16)	(.14)	(.21)	(.24)	(.21)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.19)	(.19)	(.15) I	(.21)	(.27)	(.23)
Net asset value, end of period	$ 13.82	$ 11.69	$ 12.30	$ 11.24	$ 11.00	$ 14.82
Total Return B,C	20.08%	(3.58)%	10.89%	4.70%	(24.35)%	18.24%
Ratios to Average Net Assets E,H
Expenses before reductions	.81% A	.81%	.83%	.82%	.78%	.82% A
Expenses net of fee waivers, if any	.81% A	.81%	.83%	.82%	.78%	.82% A
Expenses net of all reductions	.79% A	.79%	.80%	.81%	.77%	.81% A
Net investment income (loss)	1.04% A	1.29%	1.21%	1.85%	1.62%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,540	$ 8,600	$ 6,351	$ 1,524	$ 724	$ 247
Portfolio turnover rate F	21% A	20%	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2012 (Unaudited)

1. Organization.

Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class C, Asset Manager and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Funds' indirect investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Repurchase Agreements Restricted Securities Futures Swap Agreements	.04%
Fidelity Equity Central Funds	FMRC	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.02%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Repurchase Agreements Restricted Securities	.14%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.02%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Inflation-Protected Bond Index Central Fund	FIMM	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.	not applicable	Less than .01%
Fidelity Tactical Income Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .14%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%	$ 4,077,190,209	$ 251,441,931	$ (39,082,982)	$ 212,358,949
Fidelity Asset Manager 30%	317,587,142	19,745,233	(1,145,990)	18,599,243
Fidelity Asset Manager 40%	277,482,842	18,248,480	(1,865,626)	16,382,854
Fidelity Asset Manager 50%	6,323,981,908	859,798,986	(318,878,559)	540,920,427
Fidelity Asset Manager 60%	516,625,789	45,549,382	(3,555,144)	41,994,238
Fidelity Asset Manager 70%	2,814,184,553	391,203,679	(235,015,410)	156,188,269
Fidelity Asset Manager 85%	752,025,703	114,642,871	(62,042,231)	52,600,640

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2011, capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	Total Capital Loss Carryforward
Fidelity Asset Manager 50%	$ (165,282,090)	$ (56,711,819)	$ (221,993,909)
Fidelity Asset Manager 70%	(227,318,000)	(80,126,288)	(307,444,288)
Fidelity Asset Manager 85%	(70,058,879)	(-)	(70,058,879)

Certain of the Funds intend to elect to defer to the fiscal year ending September 30, 2012 capital losses recognized during the period November 1, 2010 to September 30, 2011. Loss deferrals were as follows:

Capital losses
Fidelity Asset Manager 60%	$ (1,341,532)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds used derivative instruments (derivatives), including futures contracts in order to meet their investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the applicable Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$ 10,491,275	$ 2,808,202
Totals (a)	$ 10,491,275	$ 2,808,202
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$ 615,285	$ 201,992
Totals (a)	$ 615,285	$ 201,992
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	$ 194,134	$ 162,583
Totals (a)	$ 194,134	$ 162,583

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$ 19,861,623	$ 10,741,352
Totals (a)	$ 19,861,623	$ 10,741,352
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$ 657,488	$ 503,387
Totals (a)	$ 657,488	$ 503,387
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$ 5,587,832	$ 5,197,303
Totals (a)	$ 5,587,832	$ 5,197,303
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$ 1,984,973	$ 1,753,620
Totals (a)	$ 1,984,973	$ 1,753,620

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock markets.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	791,886,814	528,347,563
Fidelity Asset Manager 30%	111,004,925	41,680,010
Fidelity Asset Manager 40%	129,018,190	34,229,584
Fidelity Asset Manager 50%	946,409,902	796,514,366
Fidelity Asset Manager 60%	258,919,711	63,585,117
Fidelity Asset Manager 70%	603,096,155	328,304,128
Fidelity Asset Manager 85%	123,970,377	74,882,635

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.12%	.42%
Fidelity Asset Manager 30%	.30%	.12%	.42%
Fidelity Asset Manager 40%	.30%	.12%	.42%
Fidelity Asset Manager 50%	.25%	.26%	.51%
Fidelity Asset Manager 60%	.30%	.26%	.56%
Fidelity Asset Manager 70%	.30%	.26%	.56%
Fidelity Asset Manager 85%	.30%	.26%	.56%

FMR pays a portion of the management fees received from the Funds to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

During the period, FMR waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 50,265	$ 2,235
Class T	.25%	.25%	46,532	-
Class B	.75%	.25%	14,997	11,247
Class C	.75%	.25%	100,547	24,625
			$ 212,341	$ 38,107
Fidelity Asset Manager 30%
Class A	-%	.25%	$ 13,711	$ 135
Class T	.25%	.25%	14,104	-
Class B	.75%	.25%	5,490	4,181
Class C	.75%	.25%	33,027	10,975
			$ 66,332	$ 15,291
Fidelity Asset Manager 40%
Class A	-%	.25%	$ 14,305	$ 569
Class T	.25%	.25%	10,388	24
Class B	.75%	.25%	4,376	3,310
Class C	.75%	.25%	21,727	6,695
			$ 50,796	$ 10,598
Fidelity Asset Manager 50%
Class A	-%	.25%	$ 67,214	$ 1,677
Class T	.25%	.25%	52,722	-
Class B	.75%	.25%	21,455	16,091
Class C	.75%	.25%	94,043	24,760
			$ 235,434	$ 42,528
Fidelity Asset Manager 60%
Class A	-%	.25%	$ 41,671	$ 2,480
Class T	.25%	.25%	23,206	-
Class B	.75%	.25%	9,300	7,023
Class C	.75%	.25%	39,277	18,106
			$ 113,454	$ 27,609

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Asset Manager 70%
Class A	-%	.25%	$ 144,618	$ 4,823
Class T	.25%	.25%	106,248	85
Class B	.75%	.25%	48,506	36,385
Class C	.75%	.25%	173,850	18,253
			$ 473,222	$ 59,546
Fidelity Asset Manager 85%
Class A	-%	.25%	$ 72,753	$ 4,442
Class T	.25%	.25%	24,152	-
Class B	.75%	.25%	15,709	11,782
Class C	.75%	.25%	75,662	22,290
			$ 188,276	$ 38,514

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 24,490
Class T	5,826
Class B*	2,816
Class C*	2,790
$ 35,922
Fidelity Asset Manager 30%
Class A	$ 5,036
Class T	1,412
Class B*	523
Class C*	912
$ 7,883
Fidelity Asset Manager 40%
Class A	$ 6,650
Class T	2,378
Class B*	275
Class C*	511
$ 9,814
Fidelity Asset Manager 50%
Class A	$ 26,265
Class T	7,860
Class B*	3,942
Class C*	2,964
$ 41,031
Fidelity Asset Manager 60%
Class A	$ 15,134
Class T	8,005
Class B*	4,336
Class C*	1,533
$ 29,008

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Retained by FDC
Fidelity Asset Manager 70%
Class A	$ 31,484
Class T	11,405
Class B*	5,916
Class C*	4,214
$ 53,019
Fidelity Asset Manager 85%
Class A	$ 15,959
Class T	4,425
Class B*	2,309
Class C*	1,394
$ 24,087

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Fidelity Asset Manager 20%	Amount	% of Average Net Assets
Class A	$ 28,380.14
Class T	14,074.15
Class B	2,911.19
Class C	15,343.15
Asset Manager 20%	1,751,353.09
Institutional Class	15,782.13
	$ 1,827,843
Fidelity Asset Manager 30%
Class A	$ 7,323.13
Class T	3,756.13
Class B	1,002.18
Class C	5,160.16
Asset Manager 30%	110,249.08
Institutional Class	994.15
	$ 128,484
Fidelity Asset Manager 40%
Class A	$ 8,212.14
Class T	3,231.16
Class B	856.20
Class C	3,518.16
Asset Manager 40%	86,674.08
Institutional Class	488.16
	$ 102,979
Fidelity Asset Manager 50%
Class A	$ 61,713.23
Class T	21,673.21
Class B	4,800.22
Class C	20,414.22
Asset Manager 50%	5,081,397.16
Institutional Class	11,153.23
	$ 5,201,150

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets
Fidelity Asset Manager 60%
Class A	$ 34,632.21
Class T	9,838.21
Class B	2,639.28
Class C	9,572.24
Asset Manager 60%	268,108.14
Institutional Class	7,883.20
	$ 332,672
Fidelity Asset Manager 70%
Class A	$ 135,170.23
Class T	52,347.25
Class B	14,499.30
Class C	39,577.23
Asset Manager 70%	2,024,988.17
Institutional Class	27,732.20
	$ 2,294,313
Fidelity Asset Manager 85%
Class A	$ 65,944.23
Class T	12,018.25
Class B	4,627.29
Class C	17,143.23
Asset Manager 85%	645,481.20
Institutional Class	10,088.20
	$ 755,301

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$ 8,305
Fidelity Asset Manager 30%	568
Fidelity Asset Manager 40%	435
Fidelity Asset Manager 50%	13,755
Fidelity Asset Manager 60%	859
Fidelity Asset Manager 70%	5,597
Fidelity Asset Manager 85%	1,545

During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

FMR has contractually agreed to waive each Fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary of Fidelity Commodity Strategy Central Fund, based on each Fund's proportionate ownership of the Central Fund. During the period, this waiver reduced each Fund's management fee as follows:

Management Fee Waiver
Fidelity Asset Manager 20%	$ 6,921
Fidelity Asset Manager 30%	436
Fidelity Asset Manager 40%	388
Fidelity Asset Manager 50%	16,122
Fidelity Asset Manager 60%	1,202
Fidelity Asset Manager 70%	6,975
Fidelity Asset Manager 85%	2,298

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Asset Manager 30%
Class B	1.65%	$ 224
Class C	1.65%	466
Institutional Class	.65%	33
Fidelity Asset Manager 40%
Class A	.90%	810
Class T	1.15%	564
Class B	1.65%	293
Class C	1.65%	645
Institutional Class	.65%	101
Fidelity Asset Manager 60%
Class A	1.10%	80
Class T	1.35%	185
Class B	1.85%	709
Class C	1.85%	1,429

Many of the brokers with whom FMR places trades on behalf of certain Funds and certain Central Funds provided services in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%	$ 96,272	$ -
Fidelity Asset Manager 30%	10,146	1
Fidelity Asset Manager 40%	10,526	2
Fidelity Asset Manager 50%	387,436	-
Fidelity Asset Manager 60%	30,402	1
Fidelity Asset Manager 70%	220,548	-
Fidelity Asset Manager 85%	73,629	-

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2012	Year ended September 30, 2011
Fidelity Asset Manager 20%
From net investment income
Class A	$ 300,247	$ 586,679
Class T	116,163	202,707
Class B	10,516	23,239
Class C	74,618	139,643
Asset Manager 20%	34,603,192	62,091,451
Institutional Class	216,970	238,395
Total	$ 35,321,706	$ 63,282,114
From net realized gain
Class A	$ 483,498	$ 58,141
Class T	220,386	17,664
Class B	36,239	3,899
Class C	238,563	19,520
Asset Manager 20%	45,274,181	3,812,689
Institutional Class	297,353	6,175
Total	$ 46,550,220	$ 3,918,088
Fidelity Asset Manager 30%
From net investment income
Class A	$ 81,027	$ 125,485
Class T	34,010	77,782
Class B	4,127	9,198
Class C	23,889	42,885
Asset Manager 30%	2,225,708	3,087,114
Institutional Class	11,115	22,029
Total	$ 2,379,876	$ 3,364,493
From net realized gain
Class A	$ 129,837	$ 243,378
Class T	63,827	179,135
Class B	12,710	41,264
Class C	70,780	154,478
Asset Manager 30%	2,835,713	4,040,384
Institutional Class	14,038	37,906
Total	$ 3,126,905	$ 4,696,545
Fidelity Asset Manager 40%
From net investment income
Class A	$ 86,572	$ 124,217
Class T	26,568	40,458
Class B	3,303	7,252
Class C	16,950	22,611
Asset Manager 40%	1,591,947	1,849,604
Institutional Class	5,188	14,366
Total	$ 1,730,528	$ 2,058,508
From net realized gain
Class A	$ 102,783	$ 233,743
Class T	37,753	90,467
Class B	7,868	29,899
Class C	36,489	69,845
Asset Manager 40%	1,819,574	2,549,586
Institutional Class	5,131	25,765
Total	$ 2,009,598	$ 2,999,305

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended March 31, 2012	Year ended September 30, 2011
Fidelity Asset Manager 50%
From net investment income
Class A	$ 413,420	$ 693,412
Class T	140,411	245,481
Class B	17,823	30,116
Class C	80,894	122,263
Asset Manager 50%	59,142,953	110,587,943
Institutional Class	76,549	145,632
Total	$ 59,872,050	$ 111,824,847
From net realized gain
Class A	$ 84,098	$ 72,878
Class T	32,684	31,760
Class B	6,752	7,552
Class C	28,966	25,236
Asset Manager 50%	9,869,460	10,232,712
Institutional Class	13,978	17,604
Total	$ 10,035,938	$ 10,387,742
Fidelity Asset Manager 60%
From net investment income
Class A	$ 275,899	$ 278,533
Class T	59,208	46,983
Class B	-	5,073
Class C	14,357	12,203
Asset Manager 60%	4,467,505	1,393,433
Institutional Class	77,324	64,892
Total	$ 4,894,293	$ 1,801,117
From net realized gain
Class A	$ 77,818	$ 776,336
Class T	21,710	183,723
Class B	2,990	60,411
Class C	17,548	127,888
Asset Manager 60%	893,501	3,380,367
Institutional Class	17,011	153,169
Total	$ 1,030,578	$ 4,681,894
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,391,891	$ 1,279,735
Class T	388,956	394,208
Class B	17,307	20,121
Class C	144,084	121,109
Asset Manager 70%	36,011,371	34,282,694
Institutional Class	441,084	371,280
Total	$ 38,394,693	$ 36,469,147
From net realized gain
Class A	$ 179,368	$ 212,000
Class T	66,149	86,897
Class B	15,452	26,305
Class C	53,763	68,453
Asset Manager 70%	3,644,875	4,528,433
Institutional Class	45,379	49,926
Total	$ 4,004,986	$ 4,972,014

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended March 31, 2012	Year ended September 30, 2011
Fidelity Asset Manager 85%
From net investment income
Class A	$ 606,511	$ 501,772
Class T	74,608	59,537
Class B	3,490	2,012
Class C	57,406	46,297
Asset Manager 85%	8,217,929	7,081,193
Institutional Class	131,729	120,632
Total	$ 9,091,673	$ 7,811,443
From net realized gain
Class A	$ 89,854	$ 118,400
Class T	14,774	18,381
Class B	4,985	8,577
Class C	23,919	27,650
Asset Manager 85%	978,325	1,434,314
Institutional Class	15,497	22,483
Total	$ 1,127,354	$ 1,629,805

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2012	Year ended September 30, 2011	Six months ended March 31, 2012	Year ended September 30, 2011
Fidelity Asset Manager 20%
Class A
Shares sold	911,420	2,673,478	$ 11,772,320	$ 34,200,914
Reinvestment of distributions	59,103	47,955	749,780	615,973
Shares redeemed	(504,084)	(2,359,741)	(6,510,472)	(30,553,329)
Net increase (decrease)	466,439	361,692	$ 6,011,628	$ 4,263,558
Class T
Shares sold	253,216	714,977	$ 3,249,630	$ 9,190,575
Reinvestment of distributions	23,919	15,552	302,956	199,659
Shares redeemed	(233,240)	(579,647)	(3,001,309)	(7,447,713)
Net increase (decrease)	43,895	150,882	$ 551,277	$ 1,942,521
Class B
Shares sold	11,624	44,236	$ 149,348	$ 566,789
Reinvestment of distributions	2,938	1,688	37,105	21,619
Shares redeemed	(36,438)	(101,126)	(471,448)	(1,294,030)
Net increase (decrease)	(21,876)	(55,202)	$ (284,995)	$ (705,622)
Class C
Shares sold	330,367	632,272	$ 4,243,437	$ 8,103,252
Reinvestment of distributions	21,099	9,977	266,151	127,810
Shares redeemed	(256,176)	(362,958)	(3,281,953)	(4,651,635)
Net increase (decrease)	95,290	279,291	$ 1,227,635	$ 3,579,427
Asset Manager 20%
Shares sold	62,190,091	105,485,868	$ 802,897,963	$ 1,359,884,611
Reinvestment of distributions	6,066,667	4,929,957	77,163,864	63,508,509
Shares redeemed	(30,517,401)	(71,903,037)	(393,728,589)	(926,506,717)
Net increase (decrease)	37,739,357	38,512,788	$ 486,333,238	$ 496,886,403
Institutional Class
Shares sold	312,259	1,622,202	$ 4,032,681	$ 21,080,094
Reinvestment of distributions	37,469	16,758	476,137	216,997
Shares redeemed	(153,513)	(190,148)	(1,990,159)	(2,462,946)
Net increase (decrease)	196,215	1,448,812	$ 2,518,659	$ 18,834,145

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2012	Year ended September 30, 2011	Six months ended March 31, 2012	Year ended September 30, 2011
Fidelity Asset Manager 30%
Class A
Shares sold	338,913	427,039	$ 3,265,240	$ 4,149,002
Reinvestment of distributions	20,334	34,302	192,819	330,219
Shares redeemed	(246,805)	(274,238)	(2,416,139)	(2,672,926)
Net increase (decrease)	112,442	187,103	$ 1,041,920	$ 1,806,295
Class T
Shares sold	120,572	148,408	$ 1,161,272	$ 1,439,647
Reinvestment of distributions	8,362	17,159	79,251	164,932
Shares redeemed	(40,481)	(244,544)	(392,734)	(2,368,890)
Net increase (decrease)	88,453	(78,977)	$ 847,789	$ (764,311)
Class B
Shares sold	7,622	21,940	$ 74,347	$ 214,586
Reinvestment of distributions	1,676	4,615	15,836	44,244
Shares redeemed	(13,508)	(50,045)	(129,774)	(490,179)
Net increase (decrease)	(4,210)	(23,490)	$ (39,591)	$ (231,349)
Class C
Shares sold	225,256	323,219	$ 2,185,362	$ 3,144,066
Reinvestment of distributions	9,544	17,059	90,028	163,514
Shares redeemed	(138,601)	(198,742)	(1,347,473)	(1,940,794)
Net increase (decrease)	96,199	141,536	$ 927,917	$ 1,366,786
Asset Manager 30%
Shares sold	12,768,733	17,236,966	$ 123,683,150	$ 168,357,986
Reinvestment of distributions	521,619	725,590	4,957,116	7,001,594
Shares redeemed	(4,282,120)	(7,035,514)	(41,550,424)	(68,568,688)
Net increase (decrease)	9,008,232	10,927,042	$ 87,089,842	$ 106,790,892
Institutional Class
Shares sold	23,198	13,098	$ 224,291	$ 128,154
Reinvestment of distributions	2,357	5,486	22,410	52,854
Shares redeemed	(4,007)	(9,580)	(38,843)	(92,913)
Net increase (decrease)	21,548	9,004	$ 207,858	$ 88,095
Fidelity Asset Manager 40%
Class A
Shares sold	239,700	613,347	$ 2,294,851	$ 5,892,884
Reinvestment of distributions	20,069	36,596	184,659	348,621
Shares redeemed	(121,000)	(185,346)	(1,153,334)	(1,796,223)
Net increase (decrease)	138,769	464,597	$ 1,326,176	$ 4,445,282
Class T
Shares sold	105,323	127,364	$ 1,011,222	$ 1,223,897
Reinvestment of distributions	6,566	13,081	60,360	124,278
Shares redeemed	(68,135)	(42,877)	(652,898)	(415,826)
Net increase (decrease)	43,754	97,568	$ 418,684	$ 932,349
Class B
Shares sold	2,562	15,977	$ 24,279	$ 154,389
Reinvestment of distributions	1,095	3,618	10,087	34,345
Shares redeemed	(5,869)	(39,662)	(55,207)	(380,385)
Net increase (decrease)	(2,212)	(20,067)	$ (20,841)	$ (191,651)
Class C
Shares sold	213,066	244,007	$ 2,071,184	$ 2,359,918
Reinvestment of distributions	5,521	9,518	50,772	90,461
Shares redeemed	(62,713)	(56,607)	(597,630)	(542,510)
Net increase (decrease)	155,874	196,918	$ 1,524,326	$ 1,907,869

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2012	Year ended September 30, 2011	Six months ended March 31, 2012	Year ended September 30, 2011
Asset Manager 40%
Shares sold	13,767,245	12,034,047	$ 131,436,995	$ 115,977,106
Reinvestment of distributions	359,269	441,938	3,302,786	4,215,911
Shares redeemed	(2,780,370)	(4,670,101)	(26,463,118)	(44,948,971)
Net increase (decrease)	11,346,144	7,805,884	$ 108,276,663	$ 75,244,046
Institutional Class
Shares sold	19,912	19,413	$ 195,120	$ 188,266
Reinvestment of distributions	886	3,567	8,138	33,880
Shares redeemed	(8,305)	(52,767)	(78,444)	(504,882)
Net increase (decrease)	12,493	(29,787)	$ 124,814	$ (282,736)
Fidelity Asset Manager 50%
Class A
Shares sold	653,946	1,357,962	$ 10,009,424	$ 21,040,946
Reinvestment of distributions	32,531	47,314	475,233	729,417
Shares redeemed	(394,116)	(1,133,276)	(6,037,765)	(17,455,921)
Net increase (decrease)	292,361	272,000	$ 4,446,892	$ 4,314,442
Class T
Shares sold	190,534	707,648	$ 2,928,557	$ 11,011,067
Reinvestment of distributions	10,758	15,198	157,133	234,620
Shares redeemed	(161,780)	(543,106)	(2,471,469)	(8,450,873)
Net increase (decrease)	39,512	179,740	$ 614,221	$ 2,794,814
Class B
Shares sold	12,883	37,951	$ 196,441	$ 585,312
Reinvestment of distributions	1,270	1,970	18,542	30,052
Shares redeemed	(28,530)	(86,146)	(437,936)	(1,317,765)
Net increase (decrease)	(14,377)	(46,225)	$ (222,953)	$ (702,401)
Class C
Shares sold	245,822	553,080	$ 3,754,851	$ 8,511,759
Reinvestment of distributions	5,836	7,174	85,042	110,212
Shares redeemed	(162,166)	(333,216)	(2,459,867)	(5,136,826)
Net increase (decrease)	89,492	227,038	$ 1,380,026	$ 3,485,145
Asset Manager 50%
Shares sold	41,735,574	46,803,639	$ 637,919,724	$ 725,169,900
Reinvestment of distributions	4,554,588	7,564,327	66,704,423	116,747,024
Shares redeemed	(31,808,274)	(77,854,152)	(488,610,705)	(1,206,141,305)
Net increase (decrease)	14,481,888	(23,486,186)	$ 216,013,442	$ (364,224,381)
Institutional Class
Shares sold	336,799	567,994	$ 5,153,198	$ 8,632,816
Reinvestment of distributions	5,884	9,483	86,121	146,693
Shares redeemed	(91,815)	(422,815)	(1,396,350)	(6,599,468)
Net increase (decrease)	250,868	154,662	$ 3,842,969	$ 2,180,041
Fidelity Asset Manager 60%
Class A
Shares sold	454,254	2,015,894	$ 4,287,651	$ 19,189,003
Reinvestment of distributions	38,621	110,909	346,427	1,038,105
Shares redeemed	(433,206)	(871,704)	(4,076,605)	(8,366,659)
Net increase (decrease)	59,669	1,255,099	$ 557,473	$ 11,860,449
Class T
Shares sold	230,437	472,517	$ 2,161,942	$ 4,587,049
Reinvestment of distributions	8,853	23,971	79,237	223,891
Shares redeemed	(86,259)	(233,590)	(809,831)	(2,238,584)
Net increase (decrease)	153,031	262,898	$ 1,431,348	$ 2,572,356

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2012	Year ended September 30, 2011	Six months ended March 31, 2012	Year ended September 30, 2011
Class B
Shares sold	10,781	44,891	$ 101,901	$ 432,392
Reinvestment of distributions	318	6,522	2,853	60,913
Shares redeemed	(32,048)	(58,397)	(297,107)	(556,235)
Net increase (decrease)	(20,949)	(6,984)	$ (192,353)	$ (62,930)
Class C
Shares sold	227,348	512,614	$ 2,144,438	$ 4,910,354
Reinvestment of distributions	3,383	14,896	30,208	138,832
Shares redeemed	(97,041)	(196,154)	(910,667)	(1,873,376)
Net increase (decrease)	133,690	331,356	$ 1,263,979	$ 3,175,810
Asset Manager 60%
Shares sold	26,198,800	24,119,990	$ 245,360,009	$ 231,782,714
Reinvestment of distributions	588,365	499,757	5,289,399	4,687,716
Shares redeemed	(4,951,764)	(6,925,180)	(47,426,518)	(66,367,827)
Net increase (decrease)	21,835,401	17,694,567	$ 203,222,890	$ 170,102,603
Institutional Class
Shares sold	131,051	588,499	$ 1,241,268	$ 5,686,585
Reinvestment of distributions	10,368	23,088	93,209	216,335
Shares redeemed	(151,828)	(112,072)	(1,414,263)	(1,077,631)
Net increase (decrease)	(10,409)	499,515	$ (79,786)	$ 4,825,289
Fidelity Asset Manager 70%
Class A
Shares sold	661,559	1,838,985	$ 10,597,497	$ 30,336,532
Reinvestment of distributions	97,648	87,098	1,475,462	1,401,137
Shares redeemed	(809,014)	(1,917,499)	(12,898,073)	(31,215,640)
Net increase (decrease)	(49,807)	8,584	$ (825,114)	$ 522,029
Class T
Shares sold	213,845	572,222	$ 3,419,715	$ 9,330,779
Reinvestment of distributions	29,027	28,995	438,883	466,506
Shares redeemed	(317,247)	(862,398)	(5,020,479)	(13,954,372)
Net increase (decrease)	(74,375)	(261,181)	$ (1,161,881)	$ (4,157,087)
Class B
Shares sold	3,723	11,636	$ 61,636	$ 190,557
Reinvestment of distributions	1,945	2,530	29,519	40,857
Shares redeemed	(102,504)	(329,182)	(1,638,848)	(5,363,133)
Net increase (decrease)	(96,836)	(315,016)	$ (1,547,693)	$ (5,131,719)
Class C
Shares sold	249,807	349,417	$ 4,040,409	$ 5,728,316
Reinvestment of distributions	11,566	10,320	174,761	166,019
Shares redeemed	(224,340)	(464,350)	(3,546,124)	(7,595,479)
Net increase (decrease)	37,033	(104,613)	$ 669,046	$ (1,701,144)
Asset Manager 70%
Shares sold	31,064,618	23,442,645	$ 491,647,284	$ 385,900,224
Reinvestment of distributions	2,576,388	2,369,778	38,929,219	38,143,970
Shares redeemed	(14,041,883)	(37,698,311)	(223,631,935)	(616,247,024)
Net increase (decrease)	19,599,123	(11,885,888)	$ 306,944,568	$ (192,202,830)
Institutional Class
Shares sold	157,002	850,538	$ 2,512,385	$ 14,159,968
Reinvestment of distributions	28,506	20,038	431,017	322,728
Shares redeemed	(321,414)	(762,986)	(5,072,982)	(12,509,828)
Net increase (decrease)	(135,906)	107,590	$ (2,129,580)	$ 1,972,868

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2012	Year ended September 30, 2011	Six months ended March 31, 2012	Year ended September 30, 2011
Fidelity Asset Manager 85%
Class A
Shares sold	592,612	1,678,869	$ 7,585,698	$ 22,281,428
Reinvestment of distributions	57,009	46,336	684,099	607,439
Shares redeemed	(383,144)	(1,073,663)	(4,927,078)	(14,347,545)
Net increase (decrease)	266,477	651,542	$ 3,342,719	$ 8,541,322
Class T
Shares sold	115,290	298,124	$ 1,483,423	$ 3,976,115
Reinvestment of distributions	7,374	5,447	88,345	71,251
Shares redeemed	(57,587)	(160,769)	(730,111)	(2,101,112)
Net increase (decrease)	65,077	142,802	$ 841,657	$ 1,946,254
Class B
Shares sold	3,848	26,782	$ 49,470	$ 353,936
Reinvestment of distributions	643	731	7,723	9,592
Shares redeemed	(19,685)	(89,476)	(256,583)	(1,167,945)
Net increase (decrease)	(15,194)	(61,963)	$ (199,390)	$ (804,417)
Class C
Shares sold	223,873	558,931	$ 2,864,061	$ 7,371,526
Reinvestment of distributions	6,384	5,106	76,102	66,513
Shares redeemed	(194,965)	(220,284)	(2,481,917)	(2,864,683)
Net increase (decrease)	35,292	343,753	$ 458,246	$ 4,573,356
Asset Manager 85%
Shares sold	7,939,881	11,779,052	$ 102,146,461	$ 158,073,671
Reinvestment of distributions	747,592	636,391	9,030,913	8,392,644
Shares redeemed	(5,742,965)	(12,905,535)	(74,325,314)	(172,892,729)
Net increase (decrease)	2,944,508	(490,092)	$ 36,852,060	$ (6,426,414)
Institutional Class
Shares sold	241,438	385,928	$ 3,166,523	$ 5,087,476
Reinvestment of distributions	11,945	10,329	143,941	135,805
Shares redeemed	(82,069)	(176,979)	(1,053,848)	(2,384,438)
Net increase (decrease)	171,314	219,278	$ 2,256,616	$ 2,838,843

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the outstanding shares of the following funds:

Fund	% of Shares Owned
Fidelity Asset Manager 40%	27%
Fidelity Asset Manager 60%	30%

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

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Fidelity Advisor Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85% -
Institutional Class

Semiannual Report

March 31, 2012

Each Institutional Class is a class
of Fidelity Asset Manager® Funds

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Asset Manager® 20%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 30%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 40%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 50%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 60%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 70%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 85%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Fidelity Asset Manager 20%
Class A	.84%
Actual		$ 1,000.00	$ 1,059.50	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.80	$ 4.24
Class T	1.10%
Actual		$ 1,000.00	$ 1,058.30	$ 5.66
HypotheticalA		$ 1,000.00	$ 1,019.50	$ 5.55
Class B	1.65%
Actual		$ 1,000.00	$ 1,054.60	$ 8.48
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.32
Class C	1.61%
Actual		$ 1,000.00	$ 1,054.90	$ 8.27
HypotheticalA		$ 1,000.00	$ 1,016.95	$ 8.12
	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Asset Manager 20%	.54%
Actual		$ 1,000.00	$ 1,061.10	$ 2.78
HypotheticalA		$ 1,000.00	$ 1,022.30	$ 2.73
Institutional Class	.58%
Actual		$ 1,000.00	$ 1,060.80	$ 2.99
HypotheticalA		$ 1,000.00	$ 1,022.10	$ 2.93
Fidelity Asset Manager 30%
Class A	.89%
Actual		$ 1,000.00	$ 1,082.20	$ 4.63
HypotheticalA		$ 1,000.00	$ 1,020.55	$ 4.50
Class T	1.14%
Actual		$ 1,000.00	$ 1,080.90	$ 5.93
HypotheticalA		$ 1,000.00	$ 1,019.30	$ 5.76
Class B	1.65%
Actual		$ 1,000.00	$ 1,078.30	$ 8.57
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.32
Class C	1.65%
Actual		$ 1,000.00	$ 1,078.50	$ 8.57
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.32
Asset Manager 30%	.59%
Actual		$ 1,000.00	$ 1,083.70	$ 3.07
HypotheticalA		$ 1,000.00	$ 1,022.05	$ 2.98
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,083.40	$ 3.39
HypotheticalA		$ 1,000.00	$ 1,021.75	$ 3.29
Fidelity Asset Manager 40%
Class A	.90%
Actual		$ 1,000.00	$ 1,104.70	$ 4.74
HypotheticalA		$ 1,000.00	$ 1,020.50	$ 4.55
Class T	1.15%
Actual		$ 1,000.00	$ 1,102.30	$ 6.04
HypotheticalA		$ 1,000.00	$ 1,019.25	$ 5.81
Class B	1.65%
Actual		$ 1,000.00	$ 1,100.20	$ 8.66
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.32
Class C	1.65%
Actual		$ 1,000.00	$ 1,099.60	$ 8.66
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.32
Asset Manager 40%	.60%
Actual		$ 1,000.00	$ 1,106.10	$ 3.16
HypotheticalA		$ 1,000.00	$ 1,022.00	$ 3.03
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,105.90	$ 3.42
HypotheticalA		$ 1,000.00	$ 1,021.75	$ 3.29
	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Fidelity Asset Manager 50%
Class A	1.01%
Actual		$ 1,000.00	$ 1,124.00	$ 5.36
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.10
Class T	1.24%
Actual		$ 1,000.00	$ 1,123.50	$ 6.58
HypotheticalA		$ 1,000.00	$ 1,018.80	$ 6.26
Class B	1.76%
Actual		$ 1,000.00	$ 1,120.00	$ 9.33
HypotheticalA		$ 1,000.00	$ 1,016.20	$ 8.87
Class C	1.75%
Actual		$ 1,000.00	$ 1,120.60	$ 9.28
HypotheticalA		$ 1,000.00	$ 1,016.25	$ 8.82
Asset Manager 50%	.69%
Actual		$ 1,000.00	$ 1,126.20	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.55	$ 3.49
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,125.40	$ 4.09
HypotheticalA		$ 1,000.00	$ 1,021.15	$ 3.89
Fidelity Asset Manager 60%
Class A	1.10%
Actual		$ 1,000.00	$ 1,145.00	$ 5.90
HypotheticalA		$ 1,000.00	$ 1,019.50	$ 5.55
Class T	1.35%
Actual		$ 1,000.00	$ 1,144.60	$ 7.24
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.81
Class B	1.85%
Actual		$ 1,000.00	$ 1,142.30	$ 9.91
HypotheticalA		$ 1,000.00	$ 1,015.75	$ 9.32
Class C	1.85%
Actual		$ 1,000.00	$ 1,142.30	$ 9.91
HypotheticalA		$ 1,000.00	$ 1,015.75	$ 9.32
Asset Manager 60%	.77%
Actual		$ 1,000.00	$ 1,147.30	$ 4.13
HypotheticalA		$ 1,000.00	$ 1,021.15	$ 3.89
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,147.30	$ 4.51
HypotheticalA		$ 1,000.00	$ 1,020.80	$ 4.24
	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Fidelity Asset Manager 70%
Class A	1.09%
Actual		$ 1,000.00	$ 1,168.90	$ 5.91
HypotheticalA		$ 1,000.00	$ 1,019.55	$ 5.50
Class T	1.35%
Actual		$ 1,000.00	$ 1,166.90	$ 7.31
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.81
Class B	1.90%
Actual		$ 1,000.00	$ 1,163.70	$ 10.28
HypotheticalA		$ 1,000.00	$ 1,015.50	$ 9.57
Class C	1.83%
Actual		$ 1,000.00	$ 1,163.60	$ 9.90
HypotheticalA		$ 1,000.00	$ 1,015.85	$ 9.22
Asset Manager 70%	.77%
Actual		$ 1,000.00	$ 1,170.30	$ 4.18
HypotheticalA		$ 1,000.00	$ 1,021.15	$ 3.89
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,169.90	$ 4.34
HypotheticalA		$ 1,000.00	$ 1,021.00	$ 4.04
Fidelity Asset Manager 85%
Class A	1.09%
Actual		$ 1,000.00	$ 1,200.30	$ 6.00
HypotheticalA		$ 1,000.00	$ 1,019.55	$ 5.50
Class T	1.36%
Actual		$ 1,000.00	$ 1,197.60	$ 7.47
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.86
Class B	1.91%
Actual		$ 1,000.00	$ 1,195.00	$ 10.48
HypotheticalA		$ 1,000.00	$ 1,015.45	$ 9.62
Class C	1.84%
Actual		$ 1,000.00	$ 1,196.00	$ 10.10
HypotheticalA		$ 1,000.00	$ 1,015.80	$ 9.27
Asset Manager 85%	.82%
Actual		$ 1,000.00	$ 1,201.00	$ 4.51
HypotheticalA		$ 1,000.00	$ 1,020.90	$ 4.14
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,200.80	$ 4.46
HypotheticalA		$ 1,000.00	$ 1,020.95	$ 4.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .14%.

Semiannual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.1	15.5
Fannie Mae	12.6	12.2
Freddie Mac	3.6	4.1
Ginnie Mae	2.8	3.3
Wachovia Bank Commercial Mortgage Trust	0.5	0.0
	36.6
Quality Diversification (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
U.S. Government and U.S. Government Agency Obligations 36.2%	U.S. Government and U.S. Government Agency Obligations 35.3%
AAA,AA,A 5.0%	AAA,AA,A 7.6%
BBB 6.6%	BBB 6.6%
BB and Below 7.4%	BB and Below 7.7%
Not Rated 0.7%	Not Rated 0.7%
Equities* 18.4%	Equities** 20.0%
Short-Term Investments and Net Other Assets 25.7%	Short-Term Investments and Net Other Assets 22.1%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%	** Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.5	0.3
Chevron Corp.	0.2	0.2
Procter & Gamble Co.	0.2	0.2
Microsoft Corp.	0.2	0.1
British American Tobacco PLC sponsored ADR	0.2	0.1
	1.3
Asset Allocation (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
Stock Class* 19.0%	Stock Class and Equity Futures ** 17.6%
Bond Class 53.0%	Bond Class 55.8%
Short-Term Class 28.0%	Short-Term Class 26.6%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%	** Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 20%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	3.5
Fidelity Information Technology Central Fund	2.8
Fidelity Financials Central Fund	2.5
Fidelity Health Care Central Fund	1.7
Fidelity Consumer Discretionary Central Fund	1.6
Fidelity Industrials Central Fund	1.6
Fidelity Energy Central Fund	1.5
Fidelity Consumer Staples Central Fund	1.3
Fidelity Materials Central Fund	0.5
Fidelity Utilities Central Fund	0.5
Fidelity Emerging Markets Equity Central Fund	0.5
Fidelity Commodity Strategy Central Fund	0.5
Fidelity Telecom Services Central Fund	0.4
Total Equity Central Funds	18.9
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.6
Investment Grade Fixed-Income Funds	47.6
Total Fixed-Income Central Funds	55.2
Money Market Central Funds	25.2
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.6
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 8.8% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 20%

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 18.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	1,935,348	$ 20,804,995
Fidelity Consumer Discretionary Central Fund (b)	455,575	67,525,303
Fidelity Consumer Staples Central Fund (b)	376,973	57,790,022
Fidelity Emerging Markets Equity Central Fund (b)	112,427	22,661,847
Fidelity Energy Central Fund (b)	524,575	65,157,439
Fidelity Financials Central Fund (b)	1,819,027	108,432,189
Fidelity Health Care Central Fund (b)	483,203	72,393,486
Fidelity Industrials Central Fund (b)	441,833	68,298,527
Fidelity Information Technology Central Fund (b)	622,503	120,024,900
Fidelity International Equity Central Fund (b)	2,254,066	150,256,060
Fidelity Materials Central Fund (b)	135,999	23,816,074
Fidelity Telecom Services Central Fund (b)	124,708	15,582,275
Fidelity Utilities Central Fund (b)	207,862	22,841,910
TOTAL EQUITY CENTRAL FUNDS (Cost $719,688,610)		815,585,027
Fixed-Income Central Funds - 55.2%

High Yield Fixed-Income Funds - 7.6%
Fidelity Emerging Markets Debt Central Fund (b)	2,195,581	22,987,738
Fidelity Floating Rate Central Fund (b)	1,738,421	176,084,636
Fidelity High Income Central Fund 1 (b)	1,316,856	130,342,371
TOTAL HIGH YIELD FIXED-INCOME FUNDS		329,414,745

Investment Grade Fixed-Income Funds - 47.6%
Fidelity Inflation-Protected Bond Index Central Fund (b)	1,518,484	151,058,808
Fidelity Tactical Income Central Fund (b)	18,033,087	1,902,851,342
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,053,910,150
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,266,861,196)		2,383,324,895
Money Market Central Funds - 25.2%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (a)	347,487,149	$ 347,487,149
Fidelity Money Market Central Fund, 0.41% (a)	740,152,303	740,152,303
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,087,639,452)		1,087,639,452
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% 5/24/12 (Cost $2,999,618)	$ 3,000,000	2,999,784
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $4,077,188,876)	4,289,549,158
NET OTHER ASSETS (LIABILITIES) - 0.6%	27,528,858
NET ASSETS - 100%	$ 4,317,078,016
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 116,382
Fidelity Commodity Strategy Central Fund	13,275
Fidelity Consumer Discretionary Central Fund	478,166
Fidelity Consumer Staples Central Fund	791,338
Fidelity Emerging Markets Debt Central Fund	690,835
Fidelity Emerging Markets Equity Central Fund	127,190
Fidelity Energy Central Fund	517,993
Fidelity Financials Central Fund	434,466
Fidelity Floating Rate Central Fund	5,224,649
Fund	Income earned
Fidelity Health Care Central Fund	$ 307,610
Fidelity High Income Central Fund 1	4,712,391
Fidelity Industrials Central Fund	517,485
Fidelity Information Technology Central Fund	228,817
Fidelity International Equity Central Fund	1,391,179
Fidelity Materials Central Fund	213,159
Fidelity Money Market Central Fund	1,405,278
Fidelity Tactical Income Central Fund	28,228,385
Fidelity Telecom Services Central Fund	223,616
Fidelity Utilities Central Fund	346,118
Total	$ 45,968,332
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 66,142	$ 41,804,514	$ 20,429,209	$ 20,804,995	2.2%
Fidelity Consumer Discretionary Central Fund	45,800,662	7,681,712	401,571	67,525,303	7.5%
Fidelity Consumer Staples Central Fund	47,186,976	7,655,519	5,352,304	57,790,022	6.8%
Fidelity Emerging Markets Debt Central Fund	18,474,704	2,918,797	127,398	22,987,738	19.7%
Fidelity Emerging Markets Equity Central Fund	23,187,808	3,397,127	8,999,588	22,661,847	7.0%
Fidelity Energy Central Fund	49,177,444	8,404,437	4,079,184	65,157,439	7.0%
Fidelity Financials Central Fund	69,322,940	18,423,025	5,008,605	108,432,189	7.4%
Fidelity Floating Rate Central Fund	114,683,799	128,869,381	78,037,105	176,084,636	10.4%
Fidelity Health Care Central Fund	54,800,471	9,235,842	4,221,947	72,393,486	7.2%
Fidelity High Income Central Fund 1	117,444,135	22,546,387	19,550,449	130,342,371	24.8%
Fidelity Industrials Central Fund	48,819,734	9,223,984	5,659,147	68,298,527	7.3%
Fidelity Inflation-Protected Bond Index Central Fund	-	151,874,935	70,752	151,058,808	28.1%
Fidelity Information Technology Central Fund	87,435,476	15,890,929	10,212,291	120,024,900	7.2%
Fidelity International Equity Central Fund	144,821,347	42,504,162	56,564,228	150,256,060	9.0%
Fidelity Materials Central Fund	17,715,319	3,021,931	2,476,857	23,816,074	7.5%
Fidelity Tactical Income Central Fund	1,806,296,696	244,567,202	160,062,588	1,902,851,342	35.4%
Fidelity Telecom Services Central Fund	13,872,485	2,046,494	2,149,100	15,582,275	6.9%
Fidelity Utilities Central Fund	18,624,919	3,240,784	154,361	22,841,910	7.3%
Total	$ 2,677,731,057	$ 723,307,162	$ 383,556,684	$ 3,198,909,922
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 815,585,027	$ 815,585,027	$ -	$ -
Fixed-Income Central Funds	2,383,324,895	2,383,324,895	-	-
Money Market Central Funds	1,087,639,452	1,087,639,452	-	-
U.S. Treasury Obligations	2,999,784	-	2,999,784	-
Total Investments in Securities:	$ 4,289,549,158	$ 4,286,549,374	$ 2,999,784	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,999,618)	$ 2,999,784
Fidelity Central Funds (cost $4,074,189,258)	4,286,549,374
Total Investments (cost $4,077,188,876)		$ 4,289,549,158
Receivable for investments sold		28,955,819
Receivable for fund shares sold		5,300,540
Distributions receivable from Fidelity Central Funds		33,018
Prepaid expenses		5,022
Other receivables		52,732
Total assets		4,323,896,289

Liabilities
Payable for investments purchased	$ 1,270,182
Payable for fund shares redeemed	3,600,577
Accrued management fee	1,480,345
Distribution and service plan fees payable	37,060
Other affiliated payables	411,373
Other payables and accrued expenses	18,736
Total liabilities		6,818,273

Net Assets		$ 4,317,078,016
Net Assets consist of:
Paid in capital		$ 4,129,176,276
Undistributed net investment income		6,585,344
Accumulated undistributed net realized gain (loss) on investments		(31,043,886)
Net unrealized appreciation (depreciation) on investments		212,360,282
Net Assets		$ 4,317,078,016

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($43,529,290 ÷ 3,319,654 shares)		$ 13.11

Maximum offering price per share (100/94.25 of $13.11)		$ 13.91
Class T: Net Asset Value and redemption price per share ($19,026,971 ÷ 1,453,615 shares)		$ 13.09

Maximum offering price per share (100/96.50 of $13.09)		$ 13.56
Class B: Net Asset Value and offering price per share ($2,876,252 ÷ 220,006 shares)A		$ 13.07

Class C: Net Asset Value and offering price per share ($21,317,024 ÷ 1,633,106 shares)A		$ 13.05

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($4,203,781,971 ÷ 320,127,633 shares)		$ 13.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,546,508 ÷ 2,022,201 shares)		$ 13.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2012 (Unaudited)
Investment Income
Dividends		$ 559,551
Interest		728
Income from Fidelity Central Funds		45,968,332
Total income		46,528,611

Expenses
Management fee	$ 8,288,791
Transfer agent fees	1,827,843
Distribution and service plan fees	212,341
Accounting fees and expenses	565,182
Custodian fees and expenses	1,185
Independent trustees' compensation	7,047
Registration fees	113,367
Audit	24,874
Legal	13,909
Miscellaneous	18,987
Total expenses before reductions	11,073,526
Expense reductions	(103,193)	10,970,333
Net investment income (loss)		35,558,278
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,375,243
Fidelity Central Funds	13,056,863
Futures contracts	10,491,275
Capital gain distributions from Fidelity Central Funds	83,460
Total net realized gain (loss)		29,006,841
Change in net unrealized appreciation (depreciation) on: Investment securities	166,146,731
Futures contracts	2,808,202
Total change in net unrealized appreciation (depreciation)		168,954,933
Net gain (loss)		197,961,774
Net increase (decrease) in net assets resulting from operations		$ 233,520,052

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,558,278	$ 63,536,387
Net realized gain (loss)	29,006,841	62,599,980
Change in net unrealized appreciation (depreciation)	168,954,933	(50,562,030)
Net increase (decrease) in net assets resulting from operations	233,520,052	75,574,337
Distributions to shareholders from net investment income	(35,321,706)	(63,282,114)
Distributions to shareholders from net realized gain	(46,550,220)	(3,918,088)
Total distributions	(81,871,926)	(67,200,202)
Share transactions - net increase (decrease)	496,357,442	524,800,432
Total increase (decrease) in net assets	648,005,568	533,174,567

Net Assets
Beginning of period	3,669,072,448	3,135,897,881
End of period (including undistributed net investment income of $6,585,344 and undistributed net investment income of $6,348,772, respectively)	$ 4,317,078,016	$ 3,669,072,448

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.62	$ 12.55	$ 11.80	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.10	.19	.22	.33	.39	.48
Net realized and unrealized gain (loss)	.64	.09	.74	.48	(1.27)	.40
Total from investment operations	.74	.28	.96	.81	(.88)	.88
Distributions from net investment income	(.10)	(.20)	(.21)	(.36)	(.42)	(.52)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.25) L	(.21) K	(.21) J	(.36)	(.67)	(1.11)
Net asset value, end of period	$ 13.11	$ 12.62	$ 12.55	$ 11.80	$ 11.35	$ 12.90
Total Return B,C,D	5.95%	2.22%	8.26%	7.51%	(7.18)%	7.03%
Ratios to Average Net Assets F,I
Expenses before reductions	.84% A	.85%	.84%	.87%	.86%	.87% A
Expenses net of fee waivers, if any	.84% A	.85%	.84%	.87%	.86%	.87% A
Expenses net of all reductions	.84% A	.85%	.83%	.87%	.86%	.87% A
Net investment income (loss)	1.50% A	1.51%	1.80%	3.01%	3.18%	3.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,529	$ 36,016	$ 31,268	$ 24,488	$ 8,030	$ 3,422
Portfolio turnover rate G	35% A	19%	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.005 per share.

K Total distributions of $.21 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.015 per share.

L Total distributions of $.25 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class T

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60	$ 12.53	$ 11.78	$ 11.33	$ 12.88	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.08	.16	.19	.30	.36	.45
Net realized and unrealized gain (loss)	.65	.09	.74	.48	(1.28)	.40
Total from investment operations	.73	.25	.93	.78	(.92)	.85
Distributions from net investment income	(.08)	(.16)	(.18)	(.33)	(.38)	(.51)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.24)	(.18)	(.18) J	(.33)	(.63)	(1.10)
Net asset value, end of period	$ 13.09	$ 12.60	$ 12.53	$ 11.78	$ 11.33	$ 12.88
Total Return B,C,D	5.83%	1.96%	8.00%	7.26%	(7.43)%	6.75%
Ratios to Average Net Assets F,I
Expenses before reductions	1.10% A	1.11%	1.09%	1.11%	1.12%	1.11% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.09%	1.11%	1.12%	1.11% A
Expenses net of all reductions	1.10% A	1.10%	1.09%	1.11%	1.12%	1.11% A
Net investment income (loss)	1.24% A	1.26%	1.55%	2.76%	2.93%	3.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,027	$ 17,765	$ 15,771	$ 10,032	$ 4,915	$ 3,954
Portfolio turnover rate G	35% A	19%	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.18 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.59	$ 12.51	$ 11.77	$ 11.32	$ 12.87	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.04	.09	.12	.24	.29	.39
Net realized and unrealized gain (loss)	.64	.10	.74	.49	(1.27)	.38
Total from investment operations	.68	.19	.86	.73	(.98)	.77
Distributions from net investment income	(.05)	(.09)	(.11)	(.28)	(.32)	(.44)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.20) J	(.11)	(.12)	(.28)	(.57)	(1.03)
Net asset value, end of period	$ 13.07	$ 12.59	$ 12.51	$ 11.77	$ 11.32	$ 12.87
Total Return B,C,D	5.46%	1.48%	7.34%	6.70%	(7.89)%	6.13%
Ratios to Average Net Assets F,I
Expenses before reductions	1.65% A	1.65%	1.67%	1.69%	1.67%	1.65% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.66%	1.65% A
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.65%	1.66%	1.65% A
Net investment income (loss)	.69% A	.72%	.99%	2.23%	2.38%	3.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,876	$ 3,044	$ 3,717	$ 2,712	$ 1,975	$ 991
Portfolio turnover rate G	35% A	19%	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.20 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class C

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 12.50	$ 11.76	$ 11.31	$ 12.86	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.05	.10	.12	.24	.29	.39
Net realized and unrealized gain (loss)	.63	.09	.74	.49	(1.26)	.38
Total from investment operations	.68	.19	.86	.73	(.97)	.77
Distributions from net investment income	(.05)	(.10)	(.12)	(.28)	(.33)	(.45)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.20) K	(.12)	(.12) J	(.28)	(.58)	(1.04)
Net asset value, end of period	$ 13.05	$ 12.57	$ 12.50	$ 11.76	$ 11.31	$ 12.86
Total Return B,C,D	5.49%	1.48%	7.40%	6.75%	(7.87)%	6.15%
Ratios to Average Net Assets F,I
Expenses before reductions	1.61% A	1.61%	1.61%	1.63%	1.65%	1.64% A
Expenses net of fee waivers, if any	1.61% A	1.61%	1.61%	1.63%	1.65%	1.64% A
Expenses net of all reductions	1.60% A	1.60%	1.60%	1.63%	1.64%	1.64% A
Net investment income (loss)	.73% A	.76%	1.03%	2.24%	2.40%	3.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,317	$ 19,325	$ 15,728	$ 9,189	$ 3,668	$ 1,697
Portfolio turnover rate G	35% A	19%	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

K Total distributions of $.20 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 20%

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 12.57	$ 11.82	$ 11.36	$ 12.91	$ 13.14
Income from Investment Operations
Net investment income (loss) D	.12	.23	.25	.35	.43	.53
Net realized and unrealized gain (loss)	.64	.09	.75	.50	(1.28)	.38
Total from investment operations	.76	.32	1.00	.85	(.85)	.91
Distributions from net investment income	(.12)	(.23)	(.24)	(.39)	(.45)	(.55)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.27) H	(.25)	(.25)	(.39)	(.70)	(1.14)
Net asset value, end of period	$ 13.13	$ 12.64	$ 12.57	$ 11.82	$ 11.36	$ 12.91
Total Return B,C	6.11%	2.52%	8.54%	7.90%	(6.90)%	7.26%
Ratios to Average Net Assets E,G
Expenses before reductions	.54% A	.55%	.56%	.58%	.56%	.57%
Expenses net of fee waivers, if any	.54% A	.55%	.56%	.58%	.56%	.57%
Expenses net of all reductions	.54% A	.54%	.56%	.58%	.56%	.57%
Net investment income (loss)	1.80% A	1.82%	2.08%	3.30%	3.48%	4.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,203,782	$ 3,569,848	$ 3,064,676	$ 2,305,692	$ 2,265,384	$ 2,509,481
Portfolio turnover rate F	35% A	19%	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.155 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 12.56	$ 11.82	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) D	.11	.23	.25	.36	.42	.53
Net realized and unrealized gain (loss)	.65	.10	.74	.50	(1.27)	.38
Total from investment operations	.76	.33	.99	.86	(.85)	.91
Distributions from net investment income	(.11)	(.23)	(.24)	(.39)	(.45)	(.55)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.27)	(.25)	(.25)	(.39)	(.70)	(1.14)
Net asset value, end of period	$ 13.13	$ 12.64	$ 12.56	$ 11.82	$ 11.35	$ 12.90
Total Return B,C	6.08%	2.57%	8.46%	8.00%	(6.91)%	7.24%
Ratios to Average Net Assets E,H
Expenses before reductions	.58% A	.59%	.56%	.56%	.57%	.59% A
Expenses net of fee waivers, if any	.58% A	.59%	.56%	.56%	.57%	.59% A
Expenses net of all reductions	.57% A	.59%	.55%	.56%	.56%	.59% A
Net investment income (loss)	1.76% A	1.77%	2.09%	3.32%	3.48%	4.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,547	$ 23,073	$ 4,739	$ 2,697	$ 1,722	$ 248
Portfolio turnover rate F	35% A	19%	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.1	15.5
Fannie Mae	12.6	12.3
Freddie Mac	3.6	4.1
Ginnie Mae	2.8	3.3
Wachovia Bank Commercial Mortgage Trust	0.5	0.0
	36.6
Quality Diversification (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
U.S. Government and U.S. Government Agency Obligations 36.2%	U.S. Government and U.S. Government Agency Obligations 35.4%
AAA,AA,A 5.0%	AAA,AA,A 7.6%
BBB 6.6%	BBB 6.6%
BB and Below 7.4%	BB and Below 7.8%
Not Rated 0.7%	Not Rated 0.7%
Equities* 28.2%	Equities** 29.2%
Short-Term Investments and Net Other Assets 15.9%	Short-Term Investments and Net Other Assets 12.7%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%	** Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.8	0.4
Chevron Corp.	0.4	0.3
Procter & Gamble Co.	0.3	0.3
Microsoft Corp.	0.3	0.1
British American Tobacco PLC sponsored ADR	0.2	0.2
	2.0
Asset Allocation (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
Stock Class* 28.4%	Stock Class** and Equity Futures 27.0%
Bond Class 53.0%	Bond Class 55.9%
Short-Term Class 18.6%	Short-Term Class 17.1%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%	** Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 30%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	6.0
Fidelity Information Technology Central Fund	4.1
Fidelity Financials Central Fund	3.7
Fidelity Health Care Central Fund	2.5
Fidelity Consumer Discretionary Central Fund	2.4
Fidelity Energy Central Fund	2.3
Fidelity Industrials Central Fund	2.3
Fidelity Consumer Staples Central Fund	2.0
Fidelity Emerging Markets Equity Central Fund	1.0
Fidelity Materials Central Fund	0.8
Fidelity Utilities Central Fund	0.8
Fidelity Telecom Services Central Fund	0.5
Fidelity Commodity Strategy Central Fund	0.5
Total Equity Central Funds	28.9
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.6
Investment Grade Fixed-Income Funds	47.6
Total Fixed-Income Central Funds	55.2
Money Market Central Funds	15.4
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.4
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 12.9% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 30%

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 28.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	152,212	$ 1,636,281
Fidelity Consumer Discretionary Central Fund (b)	53,924	7,992,677
Fidelity Consumer Staples Central Fund (b)	43,591	6,682,440
Fidelity Emerging Markets Equity Central Fund (b)	17,205	3,467,993
Fidelity Energy Central Fund (b)	61,084	7,587,285
Fidelity Financials Central Fund (b)	210,900	12,571,747
Fidelity Health Care Central Fund (b)	55,968	8,385,154
Fidelity Industrials Central Fund (b)	51,223	7,918,055
Fidelity Information Technology Central Fund (b)	71,962	13,874,970
Fidelity International Equity Central Fund (b)	304,748	20,314,508
Fidelity Materials Central Fund (b)	15,711	2,751,299
Fidelity Telecom Services Central Fund (b)	14,333	1,790,955
Fidelity Utilities Central Fund (b)	24,554	2,698,197
TOTAL EQUITY CENTRAL FUNDS (Cost $87,108,153)		97,671,561
Fixed-Income Central Funds - 55.2%

High Yield Fixed-Income Funds - 7.6%
Fidelity Emerging Markets Debt Central Fund (b)	160,851	1,684,110
Fidelity Floating Rate Central Fund (b)	135,917	13,767,040
Fidelity High Income Central Fund 1 (b)	103,095	10,204,391
TOTAL HIGH YIELD FIXED-INCOME FUNDS		25,655,541
Investment Grade Fixed-Income Funds - 47.6%
Fidelity Inflation-Protected Bond Index Central Fund (b)	118,844	11,822,644
Fidelity Tactical Income Central Fund (b)	1,411,319	148,922,368
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		160,745,012
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $178,364,029)		186,400,553
Money Market Central Funds - 15.4%

Fidelity Cash Central Fund, 0.14% (a)	29,606,477	29,606,477
Fidelity Money Market Central Fund, 0.41% (a)	22,307,808	22,307,808
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $51,914,285)		51,914,285
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.09% 5/24/12 (Cost $199,975)	$ 200,000	$ 199,986
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $317,586,442)	336,186,385
NET OTHER ASSETS (LIABILITIES) - 0.4%	1,434,615
NET ASSETS - 100%	$ 337,621,000
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,019
Fidelity Commodity Strategy Central Fund	766
Fidelity Consumer Discretionary Central Fund	53,752
Fidelity Consumer Staples Central Fund	88,913
Fidelity Emerging Markets Debt Central Fund	46,856
Fidelity Emerging Markets Equity Central Fund	16,343
Fidelity Energy Central Fund	57,144
Fidelity Financials Central Fund	48,519
Fidelity Floating Rate Central Fund	379,801
Fidelity Health Care Central Fund	34,274
Fidelity High Income Central Fund 1	333,978
Fidelity Industrials Central Fund	57,724
Fidelity Information Technology Central Fund	25,247
Fidelity International Equity Central Fund	164,631
Fidelity Materials Central Fund	22,764
Fidelity Money Market Central Fund	42,354
Fidelity Tactical Income Central Fund	2,017,250
Fidelity Telecom Services Central Fund	22,634
Fidelity Utilities Central Fund	38,520
Total	$ 3,461,489
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 4,338	$ 3,280,867	$ 1,588,379	$ 1,636,281	0.2%
Fidelity Consumer Discretionary Central Fund	4,527,444	2,003,654	137,848	7,992,677	0.9%
Fidelity Consumer Staples Central Fund	4,514,241	2,080,984	820,368	6,682,440	0.8%
Fidelity Emerging Markets Debt Central Fund	1,099,064	499,625	28,871	1,684,110	1.4%
Fidelity Emerging Markets Equity Central Fund	2,650,161	1,187,261	1,014,697	3,467,993	1.1%
Fidelity Energy Central Fund	4,852,034	2,220,500	684,560	7,587,285	0.8%
Fidelity Financials Central Fund	6,935,833	4,088,310	1,339,704	12,571,747	0.9%
Fidelity Floating Rate Central Fund	7,371,402	11,669,401	6,040,083	13,767,040	0.8%
Fidelity Health Care Central Fund	5,426,053	2,266,173	705,839	8,385,154	0.8%
Fidelity High Income Central Fund 1	7,455,874	3,085,068	1,016,229	10,204,391	1.9%
Fidelity Industrials Central Fund	4,765,482	2,100,711	675,973	7,918,055	0.8%
Fidelity Inflation-Protected Bond Index Central Fund	-	11,910,472	31,024	11,822,644	2.2%
Fidelity Information Technology Central Fund	8,538,750	3,981,706	1,622,679	13,874,970	0.8%
Fidelity International Equity Central Fund	14,610,379	6,343,651	2,985,225	20,314,508	1.2%
Fidelity Materials Central Fund	1,713,575	786,524	333,168	2,751,299	0.9%
Fidelity Tactical Income Central Fund	113,762,037	45,846,703	11,570,359	148,922,368	2.8%
Fidelity Telecom Services Central Fund	1,219,966	572,833	186,479	1,790,955	0.8%
Fidelity Utilities Central Fund	1,773,438	858,124	51,796	2,698,197	0.9%
Total	$ 191,220,071	$ 104,782,567	$ 30,833,281	$ 284,072,114
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 97,671,561	$ 97,671,561	$ -	$ -
Fixed-Income Central Funds	186,400,553	186,400,553	-	-
Money Market Central Funds	51,914,285	51,914,285	-	-
U.S. Treasury Obligations	199,986	-	199,986	-
Total Investments in Securities:	$ 336,186,385	$ 335,986,399	$ 199,986	$ -

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.1%
United Kingdom	2.3%
Japan	1.1%
Others (Individually Less Than 1%)	9.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $199,975)	$ 199,986
Fidelity Central Funds (cost $317,386,467)	335,986,399
Total Investments (cost $317,586,442)		$ 336,186,385
Receivable for investments sold		1,540,097
Receivable for fund shares sold		509,102
Distributions receivable from Fidelity Central Funds		2,759
Prepaid expenses		347
Other receivables		5,370
Total assets		338,244,060

Liabilities
Payable for investments purchased	$ 193,588
Payable for fund shares redeemed	252,155
Accrued management fee	115,095
Distribution and service plan fees payable	11,717
Other affiliated payables	34,532
Other payables and accrued expenses	15,973
Total liabilities		623,060

Net Assets		$ 337,621,000
Net Assets consist of:
Paid in capital		$ 320,937,457
Undistributed net investment income		561,545
Accumulated undistributed net realized gain (loss) on investments		(2,477,945)
Net unrealized appreciation (depreciation) on investments		18,599,943
Net Assets		$ 337,621,000

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,700,495 ÷ 1,075,675 shares)		$ 9.95

Maximum offering price per share (100/94.25 of $9.95)		$ 10.56
Class T: Net Asset Value and redemption price per share ($6,066,406 ÷ 610,458 shares)		$ 9.94

Maximum offering price per share (100/96.50 of $9.94)		$ 10.30
Class B: Net Asset Value and offering price per share ($1,100,614 ÷ 110,770 shares)A		$ 9.94

Class C: Net Asset Value and offering price per share ($7,289,465 ÷ 734,975 shares)A		$ 9.92

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($310,956,275 ÷ 31,241,785 shares)		$ 9.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,507,745 ÷ 151,465 shares)		$ 9.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 35,367
Interest		39
Income from Fidelity Central Funds		3,461,489
Total income		3,496,895

Expenses
Management fee	$ 597,579
Transfer agent fees	128,484
Distribution and service plan fees	66,332
Accounting fees and expenses	59,612
Custodian fees and expenses	508
Independent trustees' compensation	483
Registration fees	40,429
Audit	26,147
Legal	846
Miscellaneous	1,250
Total expenses before reductions	921,670
Expense reductions	(11,306)	910,364
Net investment income (loss)		2,586,531
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	324,006
Fidelity Central Funds	(952,306)
Futures contracts	615,285
Capital gain distributions from Fidelity Central Funds	5,466
Total net realized gain (loss)		(7,549)
Change in net unrealized appreciation (depreciation) on: Investment securities	19,720,609
Futures contracts	201,992
Total change in net unrealized appreciation (depreciation)		19,922,601
Net gain (loss)		19,915,052
Net increase (decrease) in net assets resulting from operations		$ 22,501,583

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,586,531	$ 3,521,806
Net realized gain (loss)	(7,549)	3,649,060
Change in net unrealized appreciation (depreciation)	19,922,601	(7,452,507)
Net increase (decrease) in net assets resulting from operations	22,501,583	(281,641)
Distributions to shareholders from net investment income	(2,379,876)	(3,364,493)
Distributions to shareholders from net realized gain	(3,126,905)	(4,696,545)
Total distributions	(5,506,781)	(8,061,038)
Share transactions - net increase (decrease)	90,075,735	109,056,408
Total increase (decrease) in net assets	107,070,537	100,713,729

Net Assets
Beginning of period	230,550,463	129,836,734
End of period (including undistributed net investment income of $561,545 and undistributed net investment income of $354,890, respectively)	$ 337,621,000	$ 230,550,463

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.16	.17	.22	.24
Net realized and unrealized gain (loss)	.69	.01 H	.67	.40	(1.39)
Total from investment operations	.76	.17	.84	.62	(1.15)
Distributions from net investment income	(.07)	(.15)	(.17)	(.24)	(.19)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.18)	(.46)	(.22)	(.24)	(.19)
Net asset value, end of period	$ 9.95	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B, C, D	8.22%	1.67%	9.39%	7.50%	(11.63)%
Ratios to Average Net Assets F, J
Expenses before reductions	.89% A	.91%	.98%	1.21%	1.66% A
Expenses net of fee waivers, if any	.89% A	.90%	.90%	.90%	.98% A
Expenses net of all reductions	.89% A	.89%	.89%	.89%	.98% A
Net investment income (loss)	1.55% A	1.63%	1.83%	2.75%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,700	$ 9,024	$ 7,495	$ 4,305	$ 1,159
Portfolio turnover rate G	34% A	21%	20%	12%	24% A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 9, 2007 (commencement of operations) to September 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 9.65	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.14	.15	.20	.22
Net realized and unrealized gain (loss)	.69	.01 H	.67	.40	(1.40)
Total from investment operations	.75	.15	.82	.60	(1.18)
Distributions from net investment income	(.06)	(.13)	(.15)	(.22)	(.17)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.17)	(.44)	(.20)	(.22)	(.17)
Net asset value, end of period	$ 9.94	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Total Return B, C, D	8.09%	1.47%	9.15%	7.25%	(11.91)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.14% A	1.13%	1.19%	1.46%	1.97% A
Expenses net of fee waivers, if any	1.14% A	1.13%	1.15%	1.15%	1.20% A
Expenses net of all reductions	1.13% A	1.13%	1.14%	1.14%	1.20% A
Net investment income (loss)	1.30% A	1.39%	1.58%	2.50%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,066	$ 4,885	$ 5,800	$ 2,181	$ 1,074
Portfolio turnover rate G	34% A	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 9, 2007 (commencement of operations) to September 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 9.65	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.09	.10	.16	.17
Net realized and unrealized gain (loss)	.69	- H, K	.67	.40	(1.39)
Total from investment operations	.73	.09	.77	.56	(1.22)
Distributions from net investment income	(.04)	(.07)	(.11)	(.18)	(.13)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.15)	(.38)	(.15) L	(.18)	(.13)
Net asset value, end of period	$ 9.94	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Total ReturnB, C, D	7.83%	.89%	8.62%	6.73%	(12.30)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.69% A	1.70%	1.78%	2.00%	2.71% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.73% A
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.65%	1.73% A
Net investment income (loss)	.79% A	.88%	1.08%	2.00%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,101	$ 1,076	$ 1,336	$ 773	$ 480
Portfolio turnover rate G	34% A	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 9, 2007 (commencement of operations) to September 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.15 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.045 per share.

Financial Highlights - Class C

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 9.63	$ 9.01	$ 8.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.09	.10	.16	.17
Net realized and unrealized gain (loss)	.69	.01 H	.67	.39	(1.39)
Total from investment operations	.73	.10	.77	.55	(1.22)
Distributions from net investment income	(.04)	(.08)	(.10)	(.18)	(.14)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.15)	(.39)	(.15)	(.18)	(.14)
Net asset value, end of period	$ 9.92	$ 9.34	$ 9.63	$ 9.01	$ 8.64
Total Return B, C, D	7.85%	.92%	8.63%	6.62%	(12.30)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.66% A	1.67%	1.72%	1.95%	2.37% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.70% A
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.64%	1.70% A
Net investment income (loss)	.79% A	.88%	1.08%	2.00%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,289	$ 5,967	$ 4,789	$ 2,499	$ 1,495
Portfolio turnover rate G	34% A	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 9, 2007 (commencement of operations) to September 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 30%

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.19	.19	.24	.26
Net realized and unrealized gain (loss)	.68	.01 G	.67	.40	(1.39)
Total from investment operations	.77	.20	.86	.64	(1.13)
Distributions from net investment income	(.09)	(.18)	(.19)	(.26)	(.21)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.19) J	(.49)	(.24)	(.26)	(.21)
Net asset value, end of period	$ 9.95	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B, C	8.37%	1.98%	9.67%	7.77%	(11.43)%
Ratios to Average Net Assets E, I
Expenses before reductions	.59% A	.61%	.69%	.90%	1.24% A
Expenses net of fee waivers, if any	.59% A	.61%	.65%	.65%	.73% A
Expenses net of all reductions	.58% A	.60%	.64%	.65%	.72% A
Net investment income (loss)	1.85% A	1.92%	2.08%	3.00%	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 310,956	$ 208,380	$ 109,249	$ 61,207	$ 26,016
Portfolio turnover rate F	34% A	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.19 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.109 per share.

Financial Highlights - Institutional Class

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.19	.19	.24	.26
Net realized and unrealized gain (loss)	.68	- G, J	.67	.40	(1.39)
Total from investment operations	.77	.19	.86	.64	(1.13)
Distributions from net investment income	(.08)	(.18)	(.19)	(.26)	(.21)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.19)	(.48) K	(.24)	(.26)	(.21)
Net asset value, end of period	$ 9.95	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B, C	8.34%	1.93%	9.67%	7.77%	(11.45)%
Ratios to Average Net Assets E, I
Expenses before reductions	.65% A	.63%	.71%	.97%	1.76% A
Expenses net of fee waivers, if any	.65% A	.63%	.65%	.65%	.75% A
Expenses net of all reductions	.64% A	.62%	.64%	.65%	.75% A
Net investment income (loss)	1.79% A	1.90%	2.08%	3.00%	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,508	$ 1,218	$ 1,168	$ 773	$ 209
Portfolio turnover rate F	34% A	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.48 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.309 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.5	14.1
Fannie Mae	11.2	11.1
Freddie Mac	3.2	3.7
Ginnie Mae	2.5	3.0
Wachovia Bank Commercial Mortgage Trust	0.5	0.0
	32.9
Quality Diversification (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
U.S. Government and U.S. Government Agency Obligations 32.5%	U.S. Government and U.S. Government Agency Obligations 32.0%
AAA,AA,A 4.3%	AAA,AA,A 7.0%
BBB 6.0%	BBB 5.8%
BB and Below 7.3%	BB and Below 7.4%
Not Rated 0.7%	Not Rated 0.7%
Equities* 37.9%	Equities** 38.5%
Short-Term Investments and Net Other Assets 11.3%	Short-Term Investments and Net Other Assets 8.6%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%	** Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.0	0.6
Chevron Corp.	0.5	0.4
Procter & Gamble Co.	0.4	0.5
Microsoft Corp.	0.4	0.2
British American Tobacco PLC sponsored ADR	0.3	0.2
	2.6
Asset Allocation (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
Stock Class * 38.3%	Stock Class and Equity Futures ** 37.0%
Bond Class 48.2%	Bond Class 50.6%
Short-Term Class 13.5%	Short-Term Class 12.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%	** Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 40%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	8.0
Fidelity Information Technology Central Fund	5.6
Fidelity Financials Central Fund	5.0
Fidelity Health Care Central Fund	3.4
Fidelity Industrials Central Fund	3.2
Fidelity Consumer Discretionary Central Fund	3.1
Fidelity Energy Central Fund	3.0
Fidelity Consumer Staples Central Fund	2.7
Fidelity Emerging Markets Equity Central Fund	1.5
Fidelity Materials Central Fund	1.1
Fidelity Utilities Central Fund	1.1
Fidelity Telecom Services Central Fund	0.7
Fidelity Commodity Strategy Central Fund	0.5
Total Equity Central Funds	38.9
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.6
Investment Grade Fixed-Income Funds	42.6
Total Fixed-Income Central Funds	50.2
Money Market Central Funds	10.2
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.6
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 16.5% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 40%

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 38.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	135,276	$ 1,454,213
Fidelity Consumer Discretionary Central Fund (b)	62,935	9,328,180
Fidelity Consumer Staples Central Fund (b)	51,660	7,919,458
Fidelity Emerging Markets Equity Central Fund (b)	22,262	4,487,287
Fidelity Energy Central Fund (b)	72,084	8,953,528
Fidelity Financials Central Fund (b)	250,091	14,907,927
Fidelity Health Care Central Fund (b)	66,344	9,939,659
Fidelity Industrials Central Fund (b)	60,769	9,393,627
Fidelity Information Technology Central Fund (b)	85,217	16,430,743
Fidelity International Equity Central Fund (b)	354,791	23,650,379
Fidelity Materials Central Fund (b)	18,676	3,270,597
Fidelity Telecom Services Central Fund (b)	16,939	2,116,532
Fidelity Utilities Central Fund (b)	29,001	3,186,922
TOTAL EQUITY CENTRAL FUNDS (Cost $103,817,172)		115,039,052
Fixed-Income Central Funds - 50.2%

High Yield Fixed-Income Funds - 7.6%
Fidelity Emerging Markets Debt Central Fund (b)	140,147	1,467,339
Fidelity Floating Rate Central Fund (b)	118,909	12,044,254
Fidelity High Income Central Fund 1 (b)	90,365	8,944,304
TOTAL HIGH YIELD FIXED-INCOME FUNDS		22,455,897

Investment Grade Fixed-Income Funds - 42.6%

Fidelity Inflation-Protected Bond Index Central Fund (b)	104,158	10,361,631
Fidelity Tactical Income Central Fund (b)	1,096,245	115,675,724
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		126,037,355
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $143,331,595)		148,493,252
Money Market Central Funds - 10.2%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (a)	19,998,559	$ 19,998,559
Fidelity Money Market Central Fund, 0.41% (a)	10,234,840	10,234,840
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $30,233,399)		30,233,399
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% 5/24/12 (Cost $99,987)	$ 100,000	99,993
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $277,482,153)	293,865,696
NET OTHER ASSETS (LIABILITIES) - 0.6%	1,832,154
NET ASSETS - 100%	$ 295,697,850
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,074
Fidelity Commodity Strategy Central Fund	630
Fidelity Consumer Discretionary Central Fund	59,165
Fidelity Consumer Staples Central Fund	98,840
Fidelity Emerging Markets Debt Central Fund	37,262
Fidelity Emerging Markets Equity Central Fund	18,354
Fidelity Energy Central Fund	63,402
Fidelity Financials Central Fund	52,862
Fidelity Floating Rate Central Fund	300,737
Fidelity Health Care Central Fund	38,033
Fidelity High Income Central Fund 1	260,818
Fidelity Industrials Central Fund	64,743
Fund	Income earned
Fidelity Information Technology Central Fund	$ 27,962
Fidelity International Equity Central Fund	185,751
Fidelity Materials Central Fund	25,348
Fidelity Money Market Central Fund	19,432
Fidelity Tactical Income Central Fund	1,422,125
Fidelity Telecom Services Central Fund	24,853
Fidelity Utilities Central Fund	42,630
Total	$ 2,748,021
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 3,132	$ $2,862,137	$ 1,357,464	$ 1,454,213	0.2%
Fidelity Consumer Discretionary Central Fund	4,483,655	3,256,533	119,472	9,328,180	1.0%
Fidelity Consumer Staples Central Fund	4,558,982	3,221,586	840,053	7,919,458	0.9%
Fidelity Emerging Markets Debt Central Fund	799,850	597,001	19,583	1,467,339	1.3%
Fidelity Emerging Markets Equity Central Fund	2,692,815	1,965,443	870,512	4,487,287	1.4%
Fidelity Energy Central Fund	4,991,049	3,448,122	764,410	8,953,528	1.0%
Fidelity Financials Central Fund	7,133,563	5,695,669	987,365	14,907,927	1.0%
Fidelity Floating Rate Central Fund	5,172,942	10,709,871	4,440,639	12,044,254	0.7%
Fidelity Health Care Central Fund	5,458,156	3,649,504	684,227	9,939,659	1.0%
Fidelity High Income Central Fund 1	5,232,601	3,622,694	433,434	8,944,304	1.7%
Fidelity Industrials Central Fund	4,818,810	3,420,996	706,807	9,393,627	1.0%
Fidelity Inflation-Protected Bond Index Central Fund	-	10,419,110	12,347	10,361,631	1.9%
Fidelity Information Technology Central Fund	8,490,020	6,360,555	1,640,633	16,430,743	1.0%
Fidelity International Equity Central Fund	14,342,393	9,755,472	2,978,357	23,650,379	1.4%
Fidelity Materials Central Fund	1,771,211	1,249,998	387,896	3,270,597	1.0%
Fidelity Tactical Income Central Fund	73,770,150	50,410,112	9,158,969	115,675,724	2.2%
Fidelity Telecom Services Central Fund	1,224,590	882,486	188,536	2,116,532	0.9%
Fidelity Utilities Central Fund	1,806,392	1,297,606	45,958	3,186,922	1.0%
Total	$ 146,750,311	$ 122,824,895	$ 25,636,662	$ 263,532,304
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 115,039,052	$ 115,039,052	$ -	$ -
Fixed-Income Central Funds	148,493,252	148,493,252	-	-
Money Market Central Funds	30,233,399	30,233,399	-	-
U.S. Treasury Obligations	99,993	-	99,993	-
Total Investments in Securities:	$ 293,865,696	$ 293,765,703	$ 99,993	$ -

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.5%
United Kingdom	2.9%
Japan	1.4%
Switzerland	1.2%
France	1.0%
Others (Individually Less Than 1%)	10.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $99,987)	$ 99,993
Fidelity Central Funds (cost $277,382,166)	293,765,703
Total Investments (cost $277,482,153)		$ 293,865,696
Receivable for investments sold		1,828,997
Receivable for fund shares sold		715,368
Distributions receivable from Fidelity Central Funds		1,734
Prepaid expenses		243
Other receivables		5,542
Total assets		296,417,580

Liabilities
Payable for investments purchased	$ 383,544
Payable for fund shares redeemed	181,840
Accrued management fee	96,985
Distribution and service plan fees payable	9,895
Other affiliated payables	28,573
Other payables and accrued expenses	18,893
Total liabilities		719,730

Net Assets		$ 295,697,850
Net Assets consist of:
Paid in capital		$ 278,813,753
Undistributed net investment income		1,103,651
Accumulated undistributed net realized gain (loss) on investments		(603,097)
Net unrealized appreciation (depreciation) on investments		16,383,543
Net Assets		$ 295,697,850

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,592,518 ÷ 1,270,875 shares)		$ 9.91

Maximum offering price per share (100/94.25 of $9.91)		$ 10.51
Class T: Net Asset Value and redemption price per share ($4,513,473 ÷ 456,190 shares)		$ 9.89

Maximum offering price per share (100/96.50 of $9.89)		$ 10.25
Class B: Net Asset Value and offering price per share ($907,333 ÷ 91,640 shares)A		$ 9.90

Class C: Net Asset Value and offering price per share ($5,783,995 ÷ 585,347 shares)A		$ 9.88

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($271,147,420 ÷ 27,367,397 shares)		$ 9.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($753,111 ÷ 76,010 shares)		$ 9.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2012 (Unaudited)
Investment Income
Dividends		$ 21,929
Interest		22
Income from Fidelity Central Funds		2,748,021
Total income		2,769,972

Expenses
Management fee	$ 474,386
Transfer agent fees	102,979
Distribution and service plan fees	50,796
Accounting fees and expenses	47,326
Custodian fees and expenses	454
Independent trustees' compensation	372
Registration fees	36,215
Audit	29,105
Legal	636
Miscellaneous	915
Total expenses before reductions	743,184
Expense reductions	(13,329)	729,855
Net investment income (loss)		2,040,117
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	178,989
Fidelity Central Funds	(669,084)
Futures contracts	194,134
Capital gain distributions from Fidelity Central Funds	4,310
Total net realized gain (loss)		(291,651)
Change in net unrealized appreciation (depreciation) on: Investment securities	20,197,496
Futures contracts	162,583
Total change in net unrealized appreciation (depreciation)		20,360,079
Net gain (loss)		20,068,428
Net increase (decrease) in net assets resulting from operations		$ 22,108,545

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,040,117	$ 2,416,931
Net realized gain (loss)	(291,651)	2,647,542
Change in net unrealized appreciation (depreciation)	20,360,079	(7,425,355)
Net increase (decrease) in net assets resulting from operations	22,108,545	(2,360,882)
Distributions to shareholders from net investment income	(1,730,528)	(2,058,508)
Distributions to shareholders from net realized gain	(2,009,598)	(2,999,305)
Total distributions	(3,740,126)	(5,057,813)
Share transactions - net increase (decrease)	111,649,822	82,055,159
Total increase (decrease) in net assets	130,018,241	74,636,464

Net Assets
Beginning of period	165,679,609	91,043,145
End of period (including undistributed net investment income of $1,103,651 and undistributed net investment income of $794,062, respectively)	$ 295,697,850	$ 165,679,609

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 9.45	$ 8.77	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.16	.16	.20	.23
Net realized and unrealized gain (loss)	.87	(.06)	.70	.34	(1.66)
Total from investment operations	.94	.10	.86	.54	(1.43)
Distributions from net investment income	(.08)	(.14)	(.15)	(.19)	(.15)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.16) J	(.42)	(.18)	(.19)	(.15)
Net asset value, end of period	$ 9.91	$ 9.13	$ 9.45	$ 8.77	$ 8.42
Total Return B,C,D	10.47%	.91%	9.96%	6.80%	(14.43)%
Ratios to Average Net Assets F,I
Expenses before reductions	.91% A	.95%	1.06%	1.33%	1.91% A
Expenses net of fee waivers, if any	.90% A	.90%	.90%	.90%	1.00% A
Expenses net of all reductions	.89% A	.89%	.89%	.90%	1.00% A
Net investment income (loss)	1.54% A	1.61%	1.77%	2.62%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,593	$ 10,337	$ 6,308	$ 2,921	$ 2,033
Portfolio turnover rate G	33% A	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.088 per share.

Financial Highlights - Class T

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 9.44	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.13	.14	.18	.21
Net realized and unrealized gain (loss)	.86	(.05)	.70	.35	(1.66)
Total from investment operations	.92	.08	.84	.53	(1.45)
Distributions from net investment income	(.06)	(.12)	(.13)	(.18)	(.14)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.15)	(.40)	(.16)	(.18)	(.14)
Net asset value, end of period	$ 9.89	$ 9.12	$ 9.44	$ 8.76	$ 8.41
Total Return B,C,D	10.23%	.68%	9.69%	6.59%	(14.67)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.18% A	1.19%	1.32%	1.59%	2.15% A
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.25% A
Expenses net of all reductions	1.14% A	1.14%	1.14%	1.15%	1.25% A
Net investment income (loss)	1.28% A	1.36%	1.52%	2.37%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,513	$ 3,760	$ 2,972	$ 2,089	$ 1,840
Portfolio turnover rate G	33% A	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 9.44	$ 8.75	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.08	.09	.14	.16
Net realized and unrealized gain (loss)	.86	(.06)	.71	.35	(1.66)
Total from investment operations	.90	.02	.80	.49	(1.50)
Distributions from net investment income	(.04)	(.07)	(.08)	(.14)	(.10)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.12) K	(.34) J	(.11)	(.14)	(.10)
Net asset value, end of period	$ 9.90	$ 9.12	$ 9.44	$ 8.75	$ 8.40
Total Return B,C,D	10.02%	.13%	9.20%	6.02%	(15.09)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.72% A	1.73%	1.82%	2.08%	2.64% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.77% A
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.65%	1.77% A
Net investment income (loss)	.79% A	.86%	1.01%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 907	$ 856	$ 1,075	$ 1,263	$ 1,378
Portfolio turnover rate G	33% A	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.34 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.278 per share.

K Total distributions of $.12 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.088 per share.

Financial Highlights - Class C

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.43	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.08	.09	.14	.16
Net realized and unrealized gain (loss)	.86	(.05)	.70	.34	(1.65)
Total from investment operations	.90	.03	.79	.48	(1.49)
Distributions from net investment income	(.04)	(.08)	(.09)	(.13)	(.10)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.13)	(.35) J	(.12)	(.13)	(.10)
Net asset value, end of period	$ 9.88	$ 9.11	$ 9.43	$ 8.76	$ 8.41
Total Return B,C,D	9.96%	.22%	9.07%	6.00%	(15.01)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.68% A	1.70%	1.82%	2.09%	2.66% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.76% A
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.65%	1.76% A
Net investment income (loss)	.79% A	.86%	1.02%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,784	$ 3,911	$ 2,193	$ 1,469	$ 1,384
Portfolio turnover rate G	33% A	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.35 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.278 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 40%

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 9.45	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.18	.18	.22	.25
Net realized and unrealized gain (loss)	.86	(.06)	.71	.34	(1.65)
Total from investment operations	.95	.12	.89	.56	(1.40)
Distributions from net investment income	(.09)	(.17)	(.18)	(.22)	(.17)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.17) J	(.44) I	(.21)	(.22)	(.17)
Net asset value, end of period	$ 9.91	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Total Return B,C	10.61%	1.17%	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets E,H
Expenses before reductions	.60% A	.64%	.76%	1.05%	1.68% A
Expenses net of fee waivers, if any	.60% A	.64%	.65%	.65%	.72% A
Expenses net of all reductions	.59% A	.63%	.64%	.64%	.72% A
Net investment income (loss)	1.84% A	1.87%	2.02%	2.88%	2.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 271,147	$ 146,236	$ 77,613	$ 36,198	$ 10,929
Portfolio turnover rate F	33% A	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.278 per share.

J Total distributions of $.17 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.088 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 9.45	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.18	.18	.22	.25
Net realized and unrealized gain (loss)	.86	(.06)	.71	.34	(1.65)
Total from investment operations	.95	.12	.89	.56	(1.40)
Distributions from net investment income	(.09)	(.16)	(.18)	(.22)	(.17)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.17) I	(.44)	(.21)	(.22)	(.17)
Net asset value, end of period	$ 9.91	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Total Return B,C	10.59%	1.15%	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets E,H
Expenses before reductions	.69% A	.68%	.76%	1.07%	1.63% A
Expenses net of fee waivers, if any	.65% A	.65%	.65%	.65%	.76% A
Expenses net of all reductions	.65% A	.64%	.64%	.65%	.76% A
Net investment income (loss)	1.78% A	1.86%	2.01%	2.87%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 753	$ 580	$ 882	$ 931	$ 1,339
Portfolio turnover rate F	33% A	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.088 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.3	0.7
Chevron Corp.	0.6	0.5
Procter & Gamble Co.	0.6	0.6
Microsoft Corp.	0.5	0.2
British American Tobacco PLC sponsored ADR	0.4	0.3
General Electric Co.	0.4	0.5
The Coca-Cola Co.	0.4	0.4
Citigroup, Inc.	0.3	0.3
CVS Caremark Corp.	0.3	0.3
United Technologies Corp.	0.4	0.2
	5.2
Top Five Bond Issuers as of March 31, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	13.5	12.5
Fannie Mae	9.7	9.8
Freddie Mac	2.7	3.3
Ginnie Mae	2.2	2.6
Wachovia Bank Commercial Mortgage Trust	0.4	0.0
	28.5
Asset Allocation (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
Stock Class* 47.7%	Stock Class and Equity Futures** 45.5%
Bond Class 42.1%	Bond Class 46.3%
Short-Term Class 10.2%	Short-Term Class 8.2%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%	** Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 50%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	10.0
Fidelity Information Technology Central Fund	7.0
Fidelity Financials Central Fund	6.2
Fidelity Health Care Central Fund	4.2
Fidelity Consumer Discretionary Central Fund	3.9
Fidelity Industrials Central Fund	3.9
Fidelity Energy Central Fund	3.7
Fidelity Consumer Staples Central Fund	3.4
Fidelity Emerging Markets Equity Central Fund	2.0
Fidelity Materials Central Fund	1.4
Fidelity Utilities Central Fund	1.3
Fidelity Commodity Strategy Central Fund	1.0
Fidelity Telecom Services Central Fund	0.9
Total Equity Central Funds	48.9
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.6
Investment Grade Fixed-Income Funds	37.2
Total Fixed-Income Central Funds	43.8
Money Market Central Funds	6.8
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.4
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 19.9% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 50%

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 48.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	6,266,012	$ 67,359,632
Fidelity Consumer Discretionary Central Fund (b)	1,811,592	268,514,142
Fidelity Consumer Staples Central Fund (b)	1,505,646	230,815,485
Fidelity Emerging Markets Equity Central Fund (b)	690,547	139,193,650
Fidelity Energy Central Fund (b)	2,078,516	258,172,415
Fidelity Financials Central Fund (b)	7,216,664	430,185,317
Fidelity Health Care Central Fund (b)	1,925,563	288,487,850
Fidelity Industrials Central Fund (b)	1,758,082	271,764,349
Fidelity Information Technology Central Fund (b)	2,483,955	478,931,447
Fidelity International Equity Central Fund (b)	10,362,403	690,757,761
Fidelity Materials Central Fund (b)	542,384	94,982,200
Fidelity Telecom Services Central Fund (b)	494,644	61,805,769
Fidelity Utilities Central Fund (b)	808,607	88,857,873
TOTAL EQUITY CENTRAL FUNDS (Cost $2,988,950,496)		3,369,827,890
Fixed-Income Central Funds - 43.8%

High Yield Fixed-Income Funds - 6.6%
Fidelity Emerging Markets Debt Central Fund (b)	3,596,365	37,653,940
Fidelity Floating Rate Central Fund (b)	2,073,109	209,985,194
Fidelity High Income Central Fund 1 (b)	2,110,388	208,886,233
TOTAL HIGH YIELD FIXED-INCOME FUNDS		456,525,367
Investment Grade Fixed-Income Funds - 37.2%
Fidelity Inflation-Protected Bond Index Central Fund (b)	2,083,614	207,277,897
Fidelity Tactical Income Central Fund (b)	22,306,313	2,353,762,099
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,561,039,996
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,857,519,209)		3,017,565,363
Money Market Central Funds - 6.8%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (a)	245,079,899	$ 245,079,899
Fidelity Money Market Central Fund, 0.41% (a)	226,329,622	226,329,622
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $471,409,521)		471,409,521
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% 5/24/12 (Cost $6,099,222)	$ 6,100,000	6,099,561
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $6,323,978,448)	6,864,902,335
NET OTHER ASSETS (LIABILITIES) - 0.4%	30,164,295
NET ASSETS - 100%	$ 6,895,066,630
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 115,610
Fidelity Commodity Strategy Central Fund	31,805
Fidelity Consumer Discretionary Central Fund	2,001,222
Fidelity Consumer Staples Central Fund	3,211,848
Fidelity Emerging Markets Debt Central Fund	1,181,098
Fidelity Emerging Markets Equity Central Fund	582,532
Fidelity Energy Central Fund	2,135,435
Fidelity Financials Central Fund	1,770,714
Fidelity Floating Rate Central Fund	5,961,245
Fidelity Health Care Central Fund	1,256,581
Fidelity High Income Central Fund 1	7,630,370
Fund	Income earned
Fidelity Industrials Central Fund	$ 2,113,531
Fidelity Information Technology Central Fund	937,087
Fidelity International Equity Central Fund	6,193,483
Fidelity Materials Central Fund	875,756
Fidelity Money Market Central Fund	429,717
Fidelity Tactical Income Central Fund	35,402,200
Fidelity Telecom Services Central Fund	922,546
Fidelity Utilities Central Fund	1,415,902
Total	$ 74,168,682
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 136,625	$ 99,226,176	$ 31,235,937	$ 67,359,632	7.3%
Fidelity Consumer Discretionary Central Fund	209,822,586	11,884,089	14,926,380	268,514,142	29.9%
Fidelity Consumer Staples Central Fund	203,617,955	12,865,492	19,763,653	230,815,485	27.1%
Fidelity Emerging Markets Debt Central Fund	32,693,557	2,705,228	711,059	37,653,940	32.2%
Fidelity Emerging Markets Equity Central Fund	99,932,653	26,530,110	10,024,578	139,193,650	42.7%
Fidelity Energy Central Fund	210,081,529	14,117,078	15,641,297	258,172,415	27.8%
Fidelity Financials Central Fund	295,039,836	37,921,769	7,721,927	430,185,317	29.3%
Fidelity Floating Rate Central Fund	185,263,734	72,927,807	61,436,133	209,985,194	12.4%
Fidelity Health Care Central Fund	236,389,357	15,598,770	15,683,055	288,487,850	28.6%
Fidelity High Income Central Fund 1	204,822,825	15,908,239	27,919,411	208,886,233	39.8%
Fidelity Industrials Central Fund	207,581,392	13,045,815	15,357,802	271,764,349	28.9%
Fidelity Inflation-Protected Bond Index Central Fund	-	208,840,639	526,208	207,277,897	38.6%
Fidelity Information Technology Central Fund	377,745,310	29,474,332	38,896,416	478,931,447	28.5%
Fidelity International Equity Central Fund	635,426,079	52,582,796	88,965,343	690,757,761	41.2%
Fidelity Materials Central Fund	74,822,938	4,806,272	7,731,288	94,982,200	29.8%
Fidelity Tactical Income Central Fund	2,354,157,964	212,792,909	227,352,224	2,353,762,099	43.8%
Fidelity Telecom Services Central Fund	59,025,427	3,570,398	8,189,711	61,805,769	27.4%
Fidelity Utilities Central Fund	80,473,684	5,775,537	2,055,857	88,857,873	28.4%
Total	$ 5,467,033,451	$ 840,573,456	$ 594,138,279	$ 6,387,393,253
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 3,369,827,890	$ 3,369,827,890	$ -	$ -
Fixed-Income Central Funds	3,017,565,363	3,017,565,363	-	-
Money Market Central Funds	471,409,521	471,409,521	-	-
U.S. Treasury Obligations	6,099,561	-	6,099,561	-
Total Investments in Securities:	$ 6,864,902,335	$ 6,858,802,774	$ 6,099,561	$ -

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	28.2%
AAA,AA,A	3.8%
BBB	5.3%
BB	2.5%
B	3.3%
CCC,CC,C	0.6%
D	0.0%**
Not Rated	0.6%
Equities*	47.7%
Short-Term Investments and Net Other Assets	8.0%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.0% ** Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.1%
United Kingdom	3.5%
Japan	1.8%
Switzerland	1.4%
France	1.3%
Brazil	1.1%
Netherlands	1.0%
Others (Individually Less Than 1%)	9.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,099,222)	$ 6,099,561
Fidelity Central Funds (cost $6,317,879,226)	6,858,802,774
Total Investments (cost $6,323,978,448)		$ 6,864,902,335
Receivable for investments sold		34,249,777
Receivable for fund shares sold		5,341,467
Distributions receivable from Fidelity Central Funds		23,510
Prepaid expenses		8,311
Other receivables		418,618
Total assets		6,904,944,018

Liabilities
Payable for fund shares redeemed	$ 5,688,852
Accrued management fee	2,902,271
Transfer agent fee payable	881,764
Distribution and service plan fees payable	42,008
Other affiliated payables	127,460
Other payables and accrued expenses	235,033
Total liabilities		9,877,388

Net Assets		$ 6,895,066,630
Net Assets consist of:
Paid in capital		$ 6,508,795,812
Undistributed net investment income		24,560,052
Accumulated undistributed net realized gain (loss) on investments		(179,213,121)
Net unrealized appreciation (depreciation) on investments		540,923,887
Net Assets		$ 6,895,066,630

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($58,299,452 ÷ 3,630,491 shares)		$ 16.06

Maximum offering price per share (100/94.25 of $16.06)		$ 17.04
Class T: Net Asset Value and redemption price per share ($22,542,758 ÷ 1,404,925 shares)		$ 16.05

Maximum offering price per share (100/96.50 of $16.05)		$ 16.63
Class B: Net Asset Value and offering price per share ($4,344,674 ÷ 271,372 shares)A		$ 16.01

Class C: Net Asset Value and offering price per share ($20,709,700 ÷ 1,296,241 shares)A		$ 15.98

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($6,776,991,397 ÷ 420,633,010 shares)		$ 16.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,178,649 ÷ 756,939 shares)		$ 16.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 732,057
Interest		1,356
Income from Fidelity Central Funds		74,168,682
Total income		74,902,095

Expenses
Management fee	$ 16,505,741
Transfer agent fees	5,201,150
Distribution and service plan fees	235,434
Accounting fees and expenses	713,820
Custodian fees and expenses	1,273
Independent trustees' compensation	11,981
Appreciation in deferred trustee compensation account	423
Registration fees	72,248
Audit	25,200
Legal	34,231
Miscellaneous	32,283
Total expenses before reductions	22,833,784
Expense reductions	(403,558)	22,430,226
Net investment income (loss)		52,471,869
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,524,047
Fidelity Central Funds	32,696,184
Futures contracts	19,861,623
Capital gain distributions from Fidelity Central Funds	144,565
Total net realized gain (loss)		62,226,419
Change in net unrealized appreciation (depreciation) on: Investment securities	638,590,564
Futures contracts	10,741,352
Total change in net unrealized appreciation (depreciation)		649,331,916
Net gain (loss)		711,558,335
Net increase (decrease) in net assets resulting from operations		$ 764,030,204

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 52,471,869	$ 114,569,491
Net realized gain (loss)	62,226,419	207,385,434
Change in net unrealized appreciation (depreciation)	649,331,916	(267,523,055)
Net increase (decrease) in net assets resulting from operations	764,030,204	54,431,870
Distributions to shareholders from net investment income	(59,872,050)	(111,824,847)
Distributions to shareholders from net realized gain	(10,035,938)	(10,387,742)
Total distributions	(69,907,988)	(122,212,589)
Share transactions - net increase (decrease)	226,074,597	(352,152,340)
Total increase (decrease) in net assets	920,196,813	(419,933,059)

Net Assets
Beginning of period	5,974,869,817	6,394,802,876
End of period (including undistributed net investment income of $24,560,052 and undistributed net investment income of $31,960,233, respectively)	$ 6,895,066,630	$ 5,974,869,817

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.43	$ 14.64	$ 13.48	$ 12.95	$ 17.08	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.10	.22	.23	.30	.36	.43
Net realized and unrealized gain (loss)	1.68	(.19)	1.17	.60	(2.96)	1.45
Total from investment operations	1.78	.03	1.40	.90	(2.60)	1.88
Distributions from net investment income	(.12)	(.22)	(.24)	(.36)	(.43)	(.47)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.15) J	(.24)	(.24)	(.37)	(1.53)	(1.37)
Net asset value, end of period	$ 16.06	$ 14.43	$ 14.64	$ 13.48	$ 12.95	$ 17.08
Total Return B,C,D	12.40%	.11%	10.52%	7.49%	(16.56) %	11.93%
Ratios to Average Net Assets F,I
Expenses before reductions	1.02% A	1.01%	.98%	1.02%	.99%	1.01% A
Expenses net of fee waivers, if any	1.01% A	1.01%	.98%	1.02%	.99%	1.01% A
Expenses net of all reductions	1.00% A	1.00%	.96%	1.01%	.98%	1.00% A
Net investment income (loss)	1.30% A	1.43%	1.62%	2.61%	2.46%	2.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,299	$ 48,154	$ 44,879	$ 25,522	$ 10,611	$ 4,432
Portfolio turnover rate G	26% A	14%	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.15 per share is comprised of distributions from net investment income of $.121 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.41	$ 14.63	$ 13.47	$ 12.94	$ 17.06	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.08	.19	.19	.27	.33	.39
Net realized and unrealized gain (loss)	1.69	(.20)	1.17	.60	(2.96)	1.46
Total from investment operations	1.77	(.01)	1.36	.87	(2.63)	1.85
Distributions from net investment income	(.10)	(.19)	(.20)	(.33)	(.39)	(.46)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.13) J	(.21)	(.20)	(.34)	(1.49)	(1.36)
Net asset value, end of period	$ 16.05	$ 14.41	$ 14.63	$ 13.47	$ 12.94	$ 17.06
Total Return B,C,D	12.35%	(.16)%	10.24%	7.21%	(16.76)%	11.68%
Ratios to Average Net Assets F,I
Expenses before reductions	1.24% A	1.23%	1.22%	1.29%	1.24%	1.24% A
Expenses net of fee waivers, if any	1.24% A	1.23%	1.22%	1.29%	1.24%	1.24% A
Expenses net of all reductions	1.23% A	1.22%	1.21%	1.28%	1.23%	1.23% A
Net investment income (loss)	1.08% A	1.21%	1.38%	2.34%	2.21%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,543	$ 19,679	$ 17,343	$ 10,950	$ 5,475	$ 3,148
Portfolio turnover rate G	26% A	14%	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.13 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.38	$ 14.59	$ 13.44	$ 12.91	$ 17.02	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.04	.11	.11	.21	.24	.30
Net realized and unrealized gain (loss)	1.68	(.20)	1.17	.60	(2.96)	1.46
Total from investment operations	1.72	(.09)	1.28	.81	(2.72)	1.76
Distributions from net investment income	(.06)	(.10)	(.13)	(.27)	(.29)	(.41)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.09) J	(.12)	(.13)	(.28)	(1.39)	(1.31)
Net asset value, end of period	$ 16.01	$ 14.38	$ 14.59	$ 13.44	$ 12.91	$ 17.02
Total Return B,C,D	12.00%	(.65)%	9.60%	6.64%	(17.26)%	11.03%
Ratios to Average Net Assets F,I
Expenses before reductions	1.76% A	1.76%	1.78%	1.85%	1.79%	1.79% A
Expenses net of fee waivers, if any	1.76% A	1.76%	1.78%	1.85%	1.79%	1.79% A
Expenses net of all reductions	1.75% A	1.75%	1.77%	1.84%	1.79%	1.78% A
Net investment income (loss)	.56% A	.68%	.82%	1.78%	1.65%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,345	$ 4,109	$ 4,843	$ 3,493	$ 2,084	$ 1,007
Portfolio turnover rate G	26% A	14%	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.09 per share is comprised of distributions from net investment income of $.063 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class C

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.35	$ 14.57	$ 13.42	$ 12.90	$ 17.00	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.04	.11	.12	.21	.25	.31
Net realized and unrealized gain (loss)	1.68	(.19)	1.17	.59	(2.95)	1.45
Total from investment operations	1.72	(.08)	1.29	.80	(2.70)	1.76
Distributions from net investment income	(.07)	(.11)	(.14)	(.27)	(.30)	(.43)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.09)	(.14) J	(.14)	(.28)	(1.40)	(1.33)
Net asset value, end of period	$ 15.98	$ 14.35	$ 14.57	$ 13.42	$ 12.90	$ 17.00
Total Return B,C,D	12.06%	(.64)%	9.68%	6.59%	(17.18)%	11.08%
Ratios to Average Net Assets F,I
Expenses before reductions	1.75% A	1.74%	1.74%	1.81%	1.76%	1.75% A
Expenses net of fee waivers, if any	1.75% A	1.74%	1.74%	1.81%	1.76%	1.75% A
Expenses net of all reductions	1.74% A	1.73%	1.73%	1.81%	1.76%	1.74% A
Net investment income (loss)	.57% A	.71%	.86%	1.81%	1.68%	1.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,710	$ 17,320	$ 14,274	$ 8,935	$ 4,294	$ 2,840
Portfolio turnover rate G	26% A	14%	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.14 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 50%

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.47	$ 14.68	$ 13.51	$ 12.97	$ 17.10	$ 16.60
Income from Investment Operations
Net investment income (loss) D	.12	.27	.26	.33	.41	.49
Net realized and unrealized gain (loss)	1.69	(.19)	1.18	.60	(2.97)	1.41
Total from investment operations	1.81	.08	1.44	.93	(2.56)	1.90
Distributions from net investment income	(.15)	(.26)	(.27)	(.38)	(.47)	(.50)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.17)	(.29) H	(.27)	(.39)	(1.57)	(1.40)
Net asset value, end of period	$ 16.11	$ 14.47	$ 14.68	$ 13.51	$ 12.97	$ 17.10
Total Return B,C	12.62%	.41%	10.79%	7.78%	(16.34)%	12.02%
Ratios to Average Net Assets E,G
Expenses before reductions	.70% A	.70%	.71%	.77%	.71%	.71%
Expenses net of fee waivers, if any	.69% A	.70%	.71%	.77%	.71%	.71%
Expenses net of all reductions	.68% A	.69%	.70%	.77%	.70%	.70%
Net investment income (loss)	1.62% A	1.75%	1.89%	2.85%	2.74%	2.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,776,991	$ 5,878,293	$ 6,308,311	$ 6,008,086	$ 6,299,082	$ 8,955,110
Portfolio turnover rate F	26% A	14%	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.024 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.46	$ 14.67	$ 13.50	$ 12.97	$ 17.11	$ 16.57
Income from Investment Operations
Net investment income (loss) D	.12	.26	.26	.34	.42	.48
Net realized and unrealized gain (loss)	1.68	(.19)	1.19	.59	(2.98)	1.46
Total from investment operations	1.80	.07	1.45	.93	(2.56)	1.94
Distributions from net investment income	(.14)	(.26)	(.28)	(.39)	(.48)	(.50)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.17) I	(.28)	(.28)	(.40)	(1.58)	(1.40)
Net asset value, end of period	$ 16.09	$ 14.46	$ 14.67	$ 13.50	$ 12.97	$ 17.11
Total Return B,C	12.54%	.37%	10.87%	7.80%	(16.30)%	12.20%
Ratios to Average Net Assets E,H
Expenses before reductions	.77% A	.74%	.71%	.69%	.67%	.72% A
Expenses net of fee waivers, if any	.77% A	.74%	.71%	.69%	.67%	.72% A
Expenses net of all reductions	.75% A	.73%	.69%	.69%	.67%	.72% A
Net investment income (loss)	1.55% A	1.71%	1.90%	2.93%	2.77%	2.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,179	$ 7,316	$ 5,154	$ 2,429	$ 469	$ 186
Portfolio turnover rate F	26% A	14%	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.5	0.9
Chevron Corp.	0.7	0.6
Procter & Gamble Co.	0.7	0.7
Microsoft Corp.	0.5	0.2
British American Tobacco PLC sponsored ADR	0.5	0.4
General Electric Co.	0.5	0.6
The Coca-Cola Co.	0.5	0.5
Citigroup, Inc.	0.4	0.3
CVS Caremark Corp.	0.4	0.4
United Technologies Corp.	0.4	0.3
	6.1
Asset Allocation (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
Stock Class* 57.4%	Stock Class and Equity Futures** 55.6%
Bond Class 36.6%	Bond Class 40.0%
Short-Term Class 6.0%	Short-Term Class 4.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%	** Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 60%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	12.2
Fidelity Information Technology Central Fund	8.4
Fidelity Financials Central Fund	7.6
Fidelity Health Care Central Fund	5.1
Fidelity Industrials Central Fund	4.8
Fidelity Consumer Discretionary Central Fund	4.6
Fidelity Energy Central Fund	4.5
Fidelity Consumer Staples Central Fund	4.1
Fidelity Emerging Markets Equity Central Fund	2.3
Fidelity Materials Central Fund	1.7
Fidelity Utilities Central Fund	1.5
Fidelity Telecom Services Central Fund	1.1
Fidelity Commodity Strategy Central Fund	1.0
Total Equity Central Funds	58.9
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.1
Investment Grade Fixed-Income Funds	32.9
Total Fixed-Income Central Funds	38.0
Money Market Central Funds	2.5
U.S. Treasury Obligations	0.0
Net Other Assets (Liabilities)	0.6
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 23.2% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 60%

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 58.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	512,432	$ 5,508,641
Fidelity Consumer Discretionary Central Fund (b)	173,281	25,683,717
Fidelity Consumer Staples Central Fund (b)	149,105	22,857,829
Fidelity Emerging Markets Equity Central Fund (b)	64,923	13,086,436
Fidelity Energy Central Fund (b)	204,974	25,459,781
Fidelity Financials Central Fund (b)	720,066	42,923,116
Fidelity Health Care Central Fund (b)	190,105	28,481,542
Fidelity Industrials Central Fund (b)	173,477	26,816,010
Fidelity Information Technology Central Fund (b)	245,179	47,273,025
Fidelity International Equity Central Fund (b)	1,030,059	68,663,705
Fidelity Materials Central Fund (b)	53,639	9,393,294
Fidelity Telecom Services Central Fund (b)	48,123	6,012,991
Fidelity Utilities Central Fund (b)	79,711	8,759,401
TOTAL EQUITY CENTRAL FUNDS (Cost $295,991,283)		330,919,488
Fixed-Income Central Funds - 38.0%

High Yield Fixed-Income Funds - 5.1%
Fidelity Emerging Markets Debt Central Fund (b)	266,938	2,794,842
Fidelity Floating Rate Central Fund (b)	112,432	11,388,287
Fidelity High Income Central Fund 1 (b)	143,616	14,215,080
TOTAL HIGH YIELD FIXED-INCOME FUNDS		28,398,209
Investment Grade Fixed-Income Funds - 32.9%
Fidelity Inflation-Protected Bond Index Central Fund (b)	158,632	15,780,686
Fidelity Tactical Income Central Fund (b)	1,605,224	169,383,239
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		185,163,925
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $206,493,641)		213,562,134
Money Market Central Funds - 2.5%

Fidelity Cash Central Fund, 0.14% (a) (Cost $13,838,427)	13,838,427	13,838,427
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.09% 5/24/12 (Cost $299,961)	$ 300,000	$ 299,978
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $516,623,312)	558,620,027
NET OTHER ASSETS (LIABILITIES) - 0.6%	3,404,416
NET ASSETS - 100%	$ 562,024,443
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,088
Fidelity Commodity Strategy Central Fund	1,569
Fidelity Consumer Discretionary Central Fund	172,282
Fidelity Consumer Staples Central Fund	287,139
Fidelity Emerging Markets Debt Central Fund	76,052
Fidelity Emerging Markets Equity Central Fund	54,349
Fidelity Energy Central Fund	185,561
Fidelity Financials Central Fund	157,876
Fidelity Floating Rate Central Fund	280,554
Fidelity Health Care Central Fund	111,292
Fidelity High Income Central Fund 1	476,268
Fidelity Industrials Central Fund	187,088
Fidelity Information Technology Central Fund	82,225
Fidelity International Equity Central Fund	562,392
Fidelity Materials Central Fund	72,718
Fidelity Tactical Income Central Fund	2,121,114
Fidelity Telecom Services Central Fund	72,658
Fidelity Utilities Central Fund	124,641
Total	$ 5,032,866
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 6,531	$ 8,182,833	$ 2,622,922	$ 5,508,641	0.6%
Fidelity Consumer Discretionary Central Fund	12,388,655	8,936,272	611,247	25,683,717	2.9%
Fidelity Consumer Staples Central Fund	12,250,056	9,392,437	1,662,987	22,857,829	2.7%
Fidelity Emerging Markets Debt Central Fund	1,535,265	1,140,712	64,155	2,794,842	2.4%
Fidelity Emerging Markets Equity Central Fund	6,941,612	6,393,627	2,312,077	13,086,436	4.0%
Fidelity Energy Central Fund	13,451,364	10,049,552	1,617,220	25,459,781	2.7%
Fidelity Financials Central Fund	19,467,932	16,972,732	2,732,210	42,923,116	2.9%
Fidelity Floating Rate Central Fund	7,760,657	5,429,137	2,438,056	11,388,287	0.7%
Fidelity Health Care Central Fund	14,958,235	10,306,676	1,266,969	28,481,542	2.8%
Fidelity High Income Central Fund 1	9,380,567	6,305,603	2,414,824	14,215,080	2.7%
Fidelity Industrials Central Fund	12,997,889	9,663,933	1,259,495	26,816,010	2.9%
Fidelity Inflation-Protected Bond Index Central Fund	-	16,108,715	252,356	15,780,686	2.9%
Fidelity Information Technology Central Fund	23,705,586	17,692,161	3,678,729	47,273,025	2.8%
Fidelity International Equity Central Fund	40,183,231	26,986,362	6,256,534	68,663,705	4.1%
Fidelity Materials Central Fund	4,622,261	3,615,206	623,586	9,393,294	2.9%
Fidelity Tactical Income Central Fund	103,152,770	83,962,285	18,790,375	169,383,239	3.2%
Fidelity Telecom Services Central Fund	3,387,271	2,450,976	411,967	6,012,991	2.7%
Fidelity Utilities Central Fund	4,626,235	3,990,760	216,235	8,759,401	2.8%
Total	$ 290,816,117	$ 247,579,979	$ 49,231,944	$ 544,481,622
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 330,919,488	$ 330,919,488	$ -	$ -
Fixed-Income Central Funds	213,562,134	213,562,134	-	-
Money Market Central Funds	13,838,427	13,838,427	-	-
U.S. Treasury Obligations	299,978	-	299,978	-
Total Investments in Securities:	$ 558,620,027	$ 558,320,049	$ 299,978	$ -

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	25.0%
AAA,AA,A	3.6%
BBB	4.3%
BB	2.2%
B	2.5%
CCC,CC,C	0.4%
D	0.0%**
Not Rated	0.4%
Equities*	57.3%
Short-Term Investments and Net Other Assets	4.3%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.0% ** Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	76.8%
United Kingdom	4.0%
Japan	2.2%
Switzerland	1.8%
France	1.5%
Germany	1.3%
Brazil	1.2%
Netherlands	1.1%
Canada	1.0%
Others (Individually Less Than 1%)	9.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $299,961)	$ 299,978
Fidelity Central Funds (cost $516,323,351)	558,320,049
Total Investments (cost $516,623,312)		$ 558,620,027
Receivable for investments sold		3,654,218
Receivable for fund shares sold		813,170
Distributions receivable from Fidelity Central Funds		1,709
Prepaid expenses		491
Other receivables		15,766
Total assets		563,105,381

Liabilities
Payable for investments purchased	$ 255,033
Payable for fund shares redeemed	446,319
Accrued management fee	259,074
Transfer agent fee payable	61,797
Distribution and service plan fees payable	20,567
Other affiliated payables	22,137
Other payables and accrued expenses	16,011
Total liabilities		1,080,938

Net Assets		$ 562,024,443
Net Assets consist of:
Paid in capital		$ 520,095,641
Undistributed net investment income		1,649,056
Accumulated undistributed net realized gain (loss) on investments		(1,716,969)
Net unrealized appreciation (depreciation) on investments		41,996,715
Net Assets		$ 562,024,443

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($35,390,166 ÷ 3,566,333 shares)		$ 9.92

Maximum offering price per share (100/94.25 of $9.92)		$ 10.53
Class T: Net Asset Value and redemption price per share ($10,636,328 ÷ 1,075,485 shares)		$ 9.89

Maximum offering price per share (100/96.50 of $9.89)		$ 10.25
Class B: Net Asset Value and offering price per share ($1,881,518 ÷ 189,910 shares)A		$ 9.91

Class C: Net Asset Value and offering price per share ($9,190,806 ÷ 932,540 shares)A		$ 9.86

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($496,573,723 ÷ 49,907,818 shares)		$ 9.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,351,902 ÷ 839,235 shares)		$ 9.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 29,211
Interest		63
Income from Fidelity Central Funds		5,032,866
Total income		5,062,140

Expenses
Management fee	$ 1,274,531
Transfer agent fees	332,672
Distribution and service plan fees	113,454
Accounting fees and expenses	111,236
Custodian fees and expenses	551
Independent trustees' compensation	736
Registration fees	44,247
Audit	26,170
Legal	1,240
Miscellaneous	1,796
Total expenses before reductions	1,906,633
Expense reductions	(34,008)	1,872,625
Net investment income (loss)		3,189,515
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	223,227
Fidelity Central Funds	(1,915,394)
Futures contracts	657,488
Capital gain distributions from Fidelity Central Funds	8,797
Total net realized gain (loss)		(1,025,882)
Change in net unrealized appreciation (depreciation) on: Investment securities	57,154,195
Futures contracts	503,387
Total change in net unrealized appreciation (depreciation)		57,657,582
Net gain (loss)		56,631,700
Net increase (decrease) in net assets resulting from operations		$ 59,821,215

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,189,515	$ 3,823,193
Net realized gain (loss)	(1,025,882)	2,614,211
Change in net unrealized appreciation (depreciation)	57,657,582	(22,359,795)
Net increase (decrease) in net assets resulting from operations	59,821,215	(15,922,391)
Distributions to shareholders from net investment income	(4,894,293)	(1,801,117)
Distributions to shareholders from net realized gain	(1,030,578)	(4,681,894)
Total distributions	(5,924,871)	(6,483,011)
Share transactions - net increase (decrease)	206,203,551	192,473,577
Total increase (decrease) in net assets	260,099,895	170,068,175

Net Assets
Beginning of period	301,924,548	131,856,373
End of period (including undistributed net investment income of $1,649,056 and undistributed net investment income of $3,353,834, respectively)	$ 562,024,443	$ 301,924,548

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.76	$ 9.19	$ 8.41	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.13	.13	.15	.17
Net realized and unrealized gain (loss)	1.21	(.20)	.76	.41	(2.18)
Total from investment operations	1.26	(.07)	.89	.56	(2.01)
Distributions from net investment income	(.08)	(.09)	(.09)	(.10)	(.04)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.10)	(.36) J	(.11)	(.10)	(.04)
Net asset value, end of period	$ 9.92	$ 8.76	$ 9.19	$ 8.41	$ 7.95
Total Return B,C,D	14.50%	(1.05)%	10.62%	7.48%	(20.16)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.10% A	1.12%	1.22%	1.54%	2.18% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.16% A
Expenses net of all reductions	1.08% A	1.09%	1.08%	1.09%	1.16% A
Net investment income (loss)	1.14% A	1.39%	1.44%	2.15%	1.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,390	$ 30,707	$ 20,690	$ 6,044	$ 3,135
Portfolio turnover rate G	29% A	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.36 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.262 per share.

Financial Highlights - Class T

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.72	$ 9.15	$ 8.38	$ 7.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.11	.10	.13	.15
Net realized and unrealized gain (loss)	1.21	(.21)	.76	.42	(2.19)
Total from investment operations	1.25	(.10)	.86	.55	(2.04)
Distributions from net investment income	(.06)	(.07)	(.07)	(.10)	(.03)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.08)	(.33)	(.09)	(.10)	(.03)
Net asset value, end of period	$ 9.89	$ 8.72	$ 9.15	$ 8.38	$ 7.93
Total Return B,C,D	14.46%	(1.34)%	10.32%	7.24%	(20.42)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.35% A	1.37%	1.45%	1.77%	2.34% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.35%	1.42% A
Expenses net of all reductions	1.33% A	1.34%	1.33%	1.34%	1.42% A
Net investment income (loss)	.88% A	1.14%	1.19%	1.90%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,636	$ 8,045	$ 6,035	$ 3,537	$ 1,228
Portfolio turnover rate G	29% A	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.69	$ 9.12	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.06	.06	.10	.11
Net realized and unrealized gain (loss)	1.22	(.21)	.75	.42	(2.19)
Total from investment operations	1.24	(.15)	.81	.52	(2.08)
Distributions from net investment income	-	(.02)	(.04)	(.05)	(.02)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.02)	(.28)	(.06)	(.05)	(.02)
Net asset value, end of period	$ 9.91	$ 8.69	$ 9.12	$ 8.37	$ 7.90
Total Return B,C,D	14.23%	(1.82)%	9.68%	6.78%	(20.81)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.92% A	1.95%	2.05%	2.31%	2.85% A
Expenses net of fee waivers, if any	1.85% A	1.85%	1.85%	1.85%	1.92% A
Expenses net of all reductions	1.83% A	1.84%	1.83%	1.84%	1.92% A
Net investment income (loss)	.39% A	.64%	.69%	1.40%	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,882	$ 1,833	$ 1,987	$ 1,529	$ 1,074
Portfolio turnover rate G	29% A	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.67	$ 9.10	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.06	.06	.10	.11
Net realized and unrealized gain (loss)	1.21	(.20)	.74	.42	(2.19)
Total from investment operations	1.23	(.14)	.80	.52	(2.08)
Distributions from net investment income	(.02)	(.03)	(.05)	(.05)	(.02)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.04)	(.29)	(.07)	(.05)	(.02)
Net asset value, end of period	$ 9.86	$ 8.67	$ 9.10	$ 8.37	$ 7.90
Total Return B,C,D	14.23%	(1.79)%	9.62%	6.83%	(20.81)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.88% A	1.90%	1.97%	2.29%	2.80% A
Expenses net of fee waivers, if any	1.85% A	1.85%	1.85%	1.85%	1.91% A
Expenses net of all reductions	1.83% A	1.83%	1.83%	1.84%	1.91% A
Net investment income (loss)	.39% A	.64%	.69%	1.40%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,191	$ 6,928	$ 4,256	$ 2,057	$ 1,643
Portfolio turnover rate G	29% A	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 60%

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.80	$ 9.22	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.16	.15	.17	.19
Net realized and unrealized gain (loss)	1.21	(.21)	.76	.42	(2.18)
Total from investment operations	1.28	(.05)	.91	.59	(1.99)
Distributions from net investment income	(.11)	(.11)	(.10)	(.12)	(.05)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.13)	(.37)	(.12)	(.12)	(.05)
Net asset value, end of period	$ 9.95	$ 8.80	$ 9.22	$ 8.43	$ 7.96
Total Return B,C	14.73%	(.79)%	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets E,H
Expenses before reductions	.78% A	.82%	.92%	1.22%	1.87% A
Expenses net of fee waivers, if any	.77% A	.82%	.85%	.85%	.89% A
Expenses net of all reductions	.76% A	.80%	.83%	.84%	.89% A
Net investment income (loss)	1.46% A	1.67%	1.69%	2.40%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 496,574	$ 246,943	$ 95,660	$ 51,464	$ 22,212
Portfolio turnover rate F	29% A	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.79	$ 9.22	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.16	.15	.17	.20
Net realized and unrealized gain (loss)	1.21	(.22)	.76	.42	(2.19)
Total from investment operations	1.28	(.06)	.91	.59	(1.99)
Distributions from net investment income	(.10)	(.11)	(.10)	(.12)	(.05)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.12)	(.37)	(.12)	(.12)	(.05)
Net asset value, end of period	$ 9.95	$ 8.79	$ 9.22	$ 8.43	$ 7.96
Total Return B,C	14.73%	(.87)%	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets E,H
Expenses before reductions	.84% A	.85%	.95%	1.21%	1.86% A
Expenses net of fee waivers, if any	.84% A	.85%	.85%	.85%	.94% A
Expenses net of all reductions	.83% A	.84%	.83%	.84%	.93% A
Net investment income (loss)	1.39% A	1.64%	1.69%	2.40%	2.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,352	$ 7,470	$ 3,228	$ 844	$ 792
Portfolio turnover rate F	29% A	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.8	1.0
Procter & Gamble Co.	0.8	0.9
Chevron Corp.	0.8	0.7
Microsoft Corp.	0.6	0.2
British American Tobacco PLC sponsored ADR	0.6	0.4
General Electric Co.	0.6	0.7
The Coca-Cola Co.	0.6	0.6
Citigroup, Inc.	0.5	0.4
CVS Caremark Corp.	0.5	0.4
United Technologies Corp.	0.5	0.3
	7.3
Asset Allocation (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
Stock Class* 67.2%	Stock Class and Equity Futures** 64.9%
Bond Class 27.0%	Bond Class 30.9%
Short-Term Class 5.8%	Short-Term Class 4.2%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%	** Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 70%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	14.2
Fidelity Information Technology Central Fund	9.9
Fidelity Financials Central Fund	8.7
Fidelity Health Care Central Fund	6.0
Fidelity Industrials Central Fund	5.6
Fidelity Consumer Discretionary Central Fund	5.4
Fidelity Energy Central Fund	5.3
Fidelity Consumer Staples Central Fund	4.8
Fidelity Emerging Markets Equity Central Fund	2.8
Fidelity Materials Central Fund	2.0
Fidelity Utilities Central Fund	1.8
Fidelity Telecom Services Central Fund	1.3
Fidelity Commodity Strategy Central Fund	1.0
Total Equity Central Funds	68.8
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.1
Investment Grade Fixed-Income Funds	22.9
Total Fixed-Income Central Funds	28.0
Money Market Central Funds	2.3
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.8
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 26.4% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 70%

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 68.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	2,729,204	$ 29,338,943
Fidelity Consumer Discretionary Central Fund (b)	1,091,968	161,851,472
Fidelity Consumer Staples Central Fund (b)	943,663	144,663,500
Fidelity Emerging Markets Equity Central Fund (b)	419,926	84,644,436
Fidelity Energy Central Fund (b)	1,277,574	158,687,473
Fidelity Financials Central Fund (b)	4,357,488	259,749,835
Fidelity Health Care Central Fund (b)	1,194,113	178,902,018
Fidelity Industrials Central Fund (b)	1,089,401	168,399,581
Fidelity Information Technology Central Fund (b)	1,537,181	296,383,896
Fidelity International Equity Central Fund (b)	6,378,275	425,175,813
Fidelity Materials Central Fund (b)	338,575	59,291,218
Fidelity Telecom Services Central Fund (b)	306,822	38,337,457
Fidelity Utilities Central Fund (b)	500,667	55,018,294
TOTAL EQUITY CENTRAL FUNDS (Cost $1,934,177,756)		2,060,443,936
Fixed-Income Central Funds - 28.0%

High Yield Fixed-Income Funds - 5.1%
Fidelity Emerging Markets Debt Central Fund (b)	1,581,023	16,553,306
Fidelity Floating Rate Central Fund (b)	598,965	60,669,131
Fidelity High Income Central Fund 1 (b)	765,673	75,786,336
TOTAL HIGH YIELD FIXED-INCOME FUNDS		153,008,773
Investment Grade Fixed-Income Funds - 22.9%
Fidelity Inflation-Protected Bond Index Central Fund (b)	845,561	84,116,403
Fidelity Tactical Income Central Fund (b)	5,704,974	601,988,880
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		686,105,283
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $809,190,463)		839,114,056
Money Market Central Funds - 2.3%

Fidelity Cash Central Fund, 0.14% (a)	68,115,020	68,115,020
Fidelity Money Market Central Fund, 0.41% (a)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $68,115,024)		68,115,024
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.09% 5/24/12 (Cost $2,699,656)	$ 2,700,000	$ 2,699,806
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $2,814,182,899)	2,970,372,822
NET OTHER ASSETS (LIABILITIES) - 0.8%	23,691,434
NET ASSETS - 100%	$ 2,994,064,256
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,479
Fidelity Commodity Strategy Central Fund	12,715
Fidelity Consumer Discretionary Central Fund	1,166,679
Fidelity Consumer Staples Central Fund	1,896,612
Fidelity Emerging Markets Debt Central Fund	502,482
Fidelity Emerging Markets Equity Central Fund	351,427
Fidelity Energy Central Fund	1,238,325
Fidelity Financials Central Fund	1,028,440
Fidelity Floating Rate Central Fund	1,622,358
Fidelity Health Care Central Fund	737,445
Fidelity High Income Central Fund 1	2,799,169
Fidelity Industrials Central Fund	1,236,531
Fidelity Information Technology Central Fund	545,795
Fidelity International Equity Central Fund	3,722,658
Fidelity Materials Central Fund	498,913
Fidelity Tactical Income Central Fund	8,476,459
Fidelity Telecom Services Central Fund	542,012
Fidelity Utilities Central Fund	844,885
Total	$ 27,271,384
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 61,425	$ 43,000,714	$ 13,103,733	$ 29,338,943	3.2%
Fidelity Consumer Discretionary Central Fund	117,902,173	17,230,576	9,303,772	161,851,472	18.0%
Fidelity Consumer Staples Central Fund	115,794,020	18,027,201	9,193,363	144,663,500	17.0%
Fidelity Emerging Markets Debt Central Fund	13,469,679	2,274,046	455,486	16,553,306	14.2%
Fidelity Emerging Markets Equity Central Fund	58,414,160	20,131,674	8,039,722	84,644,436	26.0%
Fidelity Energy Central Fund	119,247,745	20,463,922	9,451,586	158,687,473	17.1%
Fidelity Financials Central Fund	175,751,943	33,994,819	12,038,404	259,749,835	17.7%
Fidelity Floating Rate Central Fund	58,022,827	12,054,057	13,205,453	60,669,131	3.6%
Fidelity Health Care Central Fund	132,805,973	23,280,899	7,711,099	178,902,018	17.7%
Fidelity High Income Central Fund 1	72,185,740	12,064,213	14,309,962	75,786,336	14.4%
Fidelity Industrials Central Fund	118,426,577	18,595,314	7,487,404	168,399,581	17.9%
Fidelity Inflation-Protected Bond Index Central Fund	-	84,601,422	124,632	84,116,403	15.6%
Fidelity Information Technology Central Fund	193,616,497	57,081,122	19,531,391	296,383,896	17.7%
Fidelity International Equity Central Fund	357,200,552	52,279,476	40,214,244	425,175,813	25.3%
Fidelity Materials Central Fund	41,111,134	8,379,128	3,265,927	59,291,218	18.6%
Fidelity Tactical Income Central Fund	559,827,477	126,707,367	87,808,928	601,988,880	11.2%
Fidelity Telecom Services Central Fund	33,734,709	4,789,440	4,529,695	38,337,457	17.0%
Fidelity Utilities Central Fund	47,102,493	7,008,363	1,852,431	55,018,294	17.6%
Total	$ 2,214,675,124	$ 561,963,753	$ 261,627,232	$ 2,899,557,992
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 2,060,443,936	$ 2,060,443,936	$ -	$ -
Fixed-Income Central Funds	839,114,056	839,114,056	-	-
Money Market Central Funds	68,115,024	68,115,024	-	-
U.S. Treasury Obligations	2,699,806	-	2,699,806	-
Total Investments in Securities:	$ 2,970,372,822	$ 2,967,673,016	$ 2,699,806	$ -

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	17.6%
AAA,AA,A	2.5%
BBB	2.8%
BB	1.9%
B	2.5%
CCC,CC,C	0.4%
D	0.0%**
Not Rated	0.5%
Equities*	66.9%
Short-Term Investments and Net Other Assets	4.9%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.0% ** Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	73.6%
United Kingdom	4.9%
Japan	2.5%
Switzerland	2.0%
France	1.8%
Germany	1.4%
Netherlands	1.3%
Brazil	1.2%
Canada	1.1%
Others (Individually Less Than 1%)	10.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,699,656)	$ 2,699,806
Fidelity Central Funds (cost $2,811,483,243)	2,967,673,016
Total Investments (cost $2,814,182,899)		$ 2,970,372,822
Receivable for investments sold		24,727,033
Receivable for fund shares sold		2,576,784
Distributions receivable from Fidelity Central Funds		10,338
Prepaid expenses		3,422
Other receivables		177,513
Total assets		2,997,867,912

Liabilities
Payable for investments purchased	$ 913,675
Payable for fund shares redeemed	850,763
Accrued management fee	1,380,016
Transfer agent fee payable	398,557
Distribution and service plan fees payable	83,081
Other affiliated payables	94,659
Other payables and accrued expenses	82,905
Total liabilities		3,803,656

Net Assets		$ 2,994,064,256
Net Assets consist of:
Paid in capital		$ 2,991,156,351
Undistributed net investment income		7,998,157
Accumulated undistributed net realized gain (loss) on investments		(161,280,175)
Net unrealized appreciation (depreciation) on investments		156,189,923
Net Assets		$ 2,994,064,256

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($123,140,490 ÷ 7,262,364 shares)		$ 16.96

Maximum offering price per share (100/94.25 of $16.96)		$ 17.99
Class T: Net Asset Value and redemption price per share ($44,919,082 ÷ 2,649,218 shares)		$ 16.96

Maximum offering price per share (100/96.50 of $16.96)		$ 17.58
Class B: Net Asset Value and offering price per share ($9,490,408 ÷ 558,219 shares)A		$ 17.00

Class C: Net Asset Value and offering price per share ($37,830,189 ÷ 2,235,671 shares)A		$ 16.92

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($2,750,326,480 ÷ 161,992,296 shares)		$ 16.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($28,357,607 ÷ 1,669,325 shares)		$ 16.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 210,051
Interest		585
Income from Fidelity Central Funds		27,271,384
Total income		27,482,020

Expenses
Management fee	$ 7,474,324
Transfer agent fees	2,294,313
Distribution and service plan fees	473,222
Accounting fees and expenses	507,155
Custodian fees and expenses	852
Independent trustees' compensation	4,803
Appreciation in deferred trustee compensation account	90
Registration fees	54,484
Audit	25,427
Legal	15,303
Miscellaneous	13,183
Total expenses before reductions	10,863,156
Expense reductions	(227,523)	10,635,633
Net investment income (loss)		16,846,387
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,442,282
Fidelity Central Funds	8,647,470
Futures contracts	5,587,832
Capital gain distributions from Fidelity Central Funds	59,914
Total net realized gain (loss)		17,737,498
Change in net unrealized appreciation (depreciation) on: Investment securities	375,242,145
Futures contracts	5,197,303
Total change in net unrealized appreciation (depreciation)		380,439,448
Net gain (loss)		398,176,946
Net increase (decrease) in net assets resulting from operations		$ 415,023,333

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,846,387	$ 38,326,989
Net realized gain (loss)	17,737,498	99,613,111
Change in net unrealized appreciation (depreciation)	380,439,448	(166,113,233)
Net increase (decrease) in net assets resulting from operations	415,023,333	(28,173,133)
Distributions to shareholders from net investment income	(38,394,693)	(36,469,147)
Distributions to shareholders from net realized gain	(4,004,986)	(4,972,014)
Total distributions	(42,399,679)	(41,441,161)
Share transactions - net increase (decrease)	301,949,346	(200,697,883)
Total increase (decrease) in net assets	674,573,000	(270,312,177)

Net Assets
Beginning of period	2,319,491,256	2,589,803,433
End of period (including undistributed net investment income of $7,998,157 and undistributed net investment income of $29,546,463, respectively)	$ 2,994,064,256	$ 2,319,491,256

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.72	$ 15.24	$ 13.94	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.08	.19	.17	.22	- K
Net realized and unrealized gain (loss)	2.38	(.50)	1.33	.40	(.52)
Total from investment operations	2.46	(.31)	1.50	.62	(.52)
Distributions from net investment income	(.19)	(.18)	(.19)	(.30)	-
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-
Total distributions	(.22)	(.21)	(.20)	(.30)	-
Net asset value, end of period	$ 16.96	$ 14.72	$ 15.24	$ 13.94	$ 13.62
Total Return B,C,D	16.89%	(2.14)%	10.87%	5.28%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.09% A	1.09%	1.12%	1.19%	1.31% A
Expenses net of fee waivers, if any	1.09% A	1.09%	1.12%	1.19%	1.25% A
Expenses net of all reductions	1.07% A	1.07%	1.10%	1.18%	1.24% A
Net investment income (loss)	.98% A	1.17%	1.15%	1.88%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,140	$ 107,670	$ 111,293	$ 88,969	$ 89,034
Portfolio turnover rate G	25% A	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment advisor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.70	$ 15.21	$ 13.91	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.06	.15	.13	.19	- K
Net realized and unrealized gain (loss)	2.37	(.49)	1.33	.39	(.52)
Total from investment operations	2.43	(.34)	1.46	.58	(.52)
Distributions from net investment income	(.15)	(.14)	(.16)	(.29)	-
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-
Total distributions	(.17) M	(.17)	(.16) L	(.29)	-
Net asset value, end of period	$ 16.96	$ 14.70	$ 15.21	$ 13.91	$ 13.62
Total Return B,C,D	16.69%	(2.36)%	10.61%	4.98%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.35% A	1.35%	1.38%	1.44%	1.56% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.38%	1.44%	1.50% A
Expenses net of all reductions	1.33% A	1.34%	1.36%	1.43%	1.49% A
Net investment income (loss)	.72% A	.91%	.89%	1.63%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,919	$ 40,033	$ 45,394	$ 46,624	$ 52,478
Portfolio turnover rate G	25% A	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

L Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.009 per share.

M Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.66	$ 15.15	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.01	.06	.05	.13	- K
Net realized and unrealized gain (loss)	2.38	(.50)	1.33	.39	(.52)
Total from investment operations	2.39	(.44)	1.38	.52	(.52)
Distributions from net investment income	(.03)	(.02)	(.08)	(.28)	-
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-
Total distributions	(.05) L	(.05)	(.09)	(.28)	-
Net asset value, end of period	$ 17.00	$ 14.66	$ 15.15	$ 13.86	$ 13.62
Total Return B,C,D	16.37%	(2.92)%	10.00%	4.45%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.90% A	1.90%	1.92%	1.95%	2.06% A
Expenses net of fee waivers, if any	1.90% A	1.90%	1.92%	1.95%	2.00% A
Expenses net of all reductions	1.89% A	1.89%	1.90%	1.94%	1.99% A
Net investment income (loss)	.17% A	.36%	.35%	1.13%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,490	$ 9,605	$ 14,696	$ 18,407	$ 23,526
Portfolio turnover rate G	25% A	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

L Total distributions of $.05 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.025 per share.

Financial Highlights - Class C

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.63	$ 15.13	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.02	.07	.06	.13	- K
Net realized and unrealized gain (loss)	2.36	(.49)	1.33	.39	(.52)
Total from investment operations	2.38	(.42)	1.39	.52	(.52)
Distributions from net investment income	(.07)	(.05)	(.11)	(.28)	-
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-
Total distributions	(.09) L	(.08)	(.12)	(.28)	-
Net asset value, end of period	$ 16.92	$ 14.63	$ 15.13	$ 13.86	$ 13.62
Total Return B,C,D	16.36%	(2.81)%	10.09%	4.46%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.83% A	1.83%	1.84%	1.92%	2.07% A
Expenses net of fee waivers, if any	1.83% A	1.83%	1.84%	1.92%	2.00% A
Expenses net of all reductions	1.81% A	1.81%	1.82%	1.91%	1.99% A
Net investment income (loss)	.24% A	.43%	.43%	1.15%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,830	$ 32,160	$ 34,847	$ 34,633	$ 37,762
Portfolio turnover rate G	25% A	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

L Total distributions of $.09 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 70%

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.77	$ 15.28	$ 13.97	$ 13.62	$ 17.78	$ 15.82
Income from Investment Operations
Net investment income (loss) D	.10	.24	.21	.25	.33	.38
Net realized and unrealized gain (loss)	2.38	(.49)	1.34	.41	(4.06)	1.97
Total from investment operations	2.48	(.25)	1.55	.66	(3.73)	2.35
Distributions from net investment income	(.25)	(.23)	(.23)	(.31)	(.41)	(.39)
Distributions from net realized gain	(.03)	(.03)	(.01)	-	(.02)	-
Total distributions	(.27) H	(.26)	(.24)	(.31)	(.43)	(.39)
Net asset value, end of period	$ 16.98	$ 14.77	$ 15.28	$ 13.97	$ 13.62	$ 17.78
Total Return B,C	17.03%	(1.79)%	11.21%	5.59%	(21.46)%	15.07%
Ratios to Average Net Assets E,G
Expenses before reductions	.77% A	.78%	.80%	.88%	.79%	.80%
Expenses net of fee waivers, if any	.77% A	.78%	.80%	.88%	.79%	.80%
Expenses net of all reductions	.75% A	.76%	.78%	.86%	.78%	.78%
Net investment income (loss)	1.30% A	1.48%	1.47%	2.20%	2.07%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,750,326	$ 2,103,346	$ 2,357,618	$ 2,214,929	$ 2,269,425	$ 3,262,093
Portfolio turnover rate F	25% A	16%	21%	13%	14% I	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.025 per share.

I The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Institutional Class

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.78	$ 15.29	$ 13.97	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) D	.10	.24	.21	.25	- J
Net realized and unrealized gain (loss)	2.38	(.50)	1.33	.41	(.52)
Total from investment operations	2.48	(.26)	1.54	.66	(.52)
Distributions from net investment income	(.24)	(.22)	(.21)	(.31)	-
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-
Total distributions	(.27)	(.25)	(.22)	(.31)	-
Net asset value, end of period	$ 16.99	$ 14.78	$ 15.29	$ 13.97	$ 13.62
Total Return B,C	16.99%	(1.82)%	11.17%	5.58%	(3.68)%
Ratios to Average Net Assets E,H
Expenses before reductions	.80% A	.81%	.84%	.90%	1.06% A
Expenses net of fee waivers, if any	.80% A	.81%	.84%	.90%	1.00% A
Expenses net of all reductions	.79% A	.80%	.82%	.89%	.99% A
Net investment income (loss)	1.27% A	1.45%	1.43%	2.17%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,358	$ 26,678	$ 25,956	$ 30,076	$ 25,717
Portfolio turnover rate F	25% A	16%	21%	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.1	1.2
Procter & Gamble Co.	1.0	1.1
Chevron Corp.	1.0	0.8
British American Tobacco PLC sponsored ADR	0.7	0.5
Microsoft Corp.	0.7	0.3
The Coca-Cola Co.	0.7	0.7
General Electric Co.	0.7	0.9
CVS Caremark Corp.	0.5	0.5
Citigroup, Inc.	0.5	0.6
United Technologies Corp.	0.5	0.4
	8.4
Asset Allocation (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
Stock Class and Equity Futures* 81.6%	Stock Class and Equity Futures** 79.6%
Bond Class 14.2%	Bond Class 16.0%
Short-Term Class 4.2%	Short-Term Class 4.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%	** Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 85%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	17.2
Fidelity Information Technology Central Fund	11.8
Fidelity Financials Central Fund	10.4
Fidelity Health Care Central Fund	7.3
Fidelity Industrials Central Fund	6.9
Fidelity Energy Central Fund	6.6
Fidelity Consumer Discretionary Central Fund	6.4
Fidelity Consumer Staples Central Fund	6.0
Fidelity Emerging Markets Equity Central Fund	3.3
Fidelity Materials Central Fund	2.5
Fidelity Utilities Central Fund	2.2
Fidelity Telecom Services Central Fund	1.7
Fidelity Commodity Strategy Central Fund	1.5
Total Equity Central Funds	83.8
Fixed-Income Central Funds
High Yield Fixed-Income Funds	3.0
Investment Grade Fixed-Income Funds	11.6
Total Fixed-Income Central Funds	14.6
Money Market Central Funds	1.1
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.4
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 30.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 85%

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 83.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	1,110,409	$ 11,936,900
Fidelity Consumer Discretionary Central Fund (c)	348,740	51,690,253
Fidelity Consumer Staples Central Fund (c)	318,299	48,795,313
Fidelity Emerging Markets Equity Central Fund (c)	130,468	26,298,364
Fidelity Energy Central Fund (c)	431,401	53,584,273
Fidelity Financials Central Fund (c)	1,411,787	84,156,607
Fidelity Health Care Central Fund (c)	391,474	58,650,642
Fidelity Industrials Central Fund (c)	357,937	55,329,949
Fidelity Information Technology Central Fund (c)	494,853	95,412,678
Fidelity International Equity Central Fund (c)	2,090,295	139,339,059
Fidelity Materials Central Fund (c)	113,236	19,829,936
Fidelity Telecom Services Central Fund (c)	107,747	13,462,997
Fidelity Utilities Central Fund (c)	164,212	18,045,202
TOTAL EQUITY CENTRAL FUNDS (Cost $626,354,956)		676,532,173
Fixed-Income Central Funds - 14.6%

High Yield Fixed-Income Funds - 3.0%
Fidelity Emerging Markets Debt Central Fund (c)	384,924	4,030,153
Fidelity High Income Central Fund 1 (c)	206,857	20,474,658
TOTAL HIGH YIELD FIXED-INCOME FUNDS		24,504,811
Investment Grade Fixed-Income Funds - 11.6%
Fidelity Inflation-Protected Bond Index Central Fund (c)	122,395	12,175,814
Fidelity Tactical Income Central Fund (c)	770,573	81,310,823
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		93,486,637
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $115,567,775)		117,991,448
Money Market Central Funds - 1.1%

Fidelity Cash Central Fund, 0.14% (a) (Cost $8,902,808)	8,902,808	8,902,808
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.09% 5/24/12 (b) (Cost $1,199,847)	$ 1,200,000	$ 1,199,914
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $752,025,386)	804,626,343
NET OTHER ASSETS (LIABILITIES) - 0.4%	3,161,620
NET ASSETS - 100%	$ 807,787,963
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
37 CME E-mini S&P 500 Index Contracts	June 2012	$ 2,595,920	$ 78,662

The face value of futures purchased as a percentage of net assets is 0.3%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,099,921.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,973
Fidelity Commodity Strategy Central Fund	4,541
Fidelity Consumer Discretionary Central Fund	383,020
Fidelity Consumer Staples Central Fund	637,895
Fidelity Emerging Markets Debt Central	135,905
Fidelity Emerging Markets Equity Central Fund	121,208
Fidelity Energy Central Fund	426,239
Fidelity Financials Central Fund	342,700
Fidelity Health Care Central Fund	246,434
Fidelity High Income Central Fund 1	865,082
Fidelity Industrials Central Fund	414,236
Fidelity Information Technology Central Fund	180,897
Fidelity International Equity Central Fund	1,218,816
Fidelity Materials Central Fund	171,582
Fidelity Tactical Income Central Fund	1,069,218
Fidelity Telecom Services Central Fund	179,938
Fidelity Utilities Central Fund	286,413
Total	$ 6,695,097
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 16,227	$ 15,339,947	$ 3,234,677	$ 11,936,900	1.3%
Fidelity Consumer Discretionary Central Fund	40,100,328	3,233,174	3,484,460	51,690,253	5.8%
Fidelity Consumer Staples Central Fund	40,227,870	3,279,537	1,501,374	48,795,313	5.7%
Fidelity Emerging Markets Debt Central Fund	3,867,650	421,138	598,510	4,030,153	3.5%
Fidelity Emerging Markets Equity Central Fund	20,477,562	5,313,183	4,239,501	26,298,364	8.1%
Fidelity Energy Central Fund	41,757,839	3,561,529	1,651,493	53,584,273	5.8%
Fidelity Financials Central Fund	58,864,000	9,075,395	3,837,683	84,156,607	5.7%
Fidelity Health Care Central Fund	46,341,357	3,718,432	1,663,454	58,650,642	5.8%
Fidelity High Income Central Fund 1	26,259,753	6,812,841	14,469,836	20,474,658	3.9%
Fidelity Industrials Central Fund	41,243,117	4,571,399	3,543,182	55,329,949	5.9%
Fidelity Inflation-Protected Bond Index Central Fund	-	12,291,547	57,306	12,175,814	2.3%
Fidelity Information Technology Central Fund	65,291,631	15,809,249	6,497,743	95,412,678	5.7%
Fidelity International Equity Central Fund	118,826,709	10,585,651	8,147,265	139,339,059	8.3%
Fidelity Materials Central Fund	14,361,060	1,546,326	563,610	19,829,936	6.2%
Fidelity Tactical Income Central Fund	70,318,328	18,294,279	7,695,194	81,310,823	1.5%
Fidelity Telecom Services Central Fund	11,493,794	905,380	386,037	13,462,997	6.0%
Fidelity Utilities Central Fund	16,260,461	1,385,653	551,150	18,045,202	5.8%
Total	$ 615,707,686	$ 116,144,660	$ 62,122,475	$ 794,523,621
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 676,532,173	$ 676,532,173	$ -	$ -
Fixed-Income Central Funds	117,991,448	117,991,448	-	-
Money Market Central Funds	8,902,808	8,902,808	-	-
U.S. Treasury Obligations	1,199,914	-	1,199,914	-
Total Investments in Securities:	$ 804,626,343	$ 803,426,429	$ 1,199,914	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 78,662	$ 78,662	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of March 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 78,662	$ -
Total Value of Derivatives	$ 78,662	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	8.9%
AAA,AA,A	1.4%
BBB	1.4%
BB	1.1%
B	1.6%
CCC,CC,C	0.3%
D	0.0%**
Not Rated	0.1%
Equities*	81.2%
Short-Term Investments and Net Other Assets	4.0%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5% ** Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	69.4%
United Kingdom	5.6%
Japan	3.1%
Switzerland	2.4%
France	2.3%
Germany	1.7%
Brazil	1.5%
Netherlands	1.5%
Canada	1.1%
Australia	1.0%
Others (Individually Less Than 1%)	10.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,199,847)	$ 1,199,914
Fidelity Central Funds (cost $750,825,539)	803,426,429
Total Investments (cost $752,025,386)		$ 804,626,343
Receivable for investments sold		3,651,983
Receivable for fund shares sold		821,926
Distributions receivable from Fidelity Central Funds		1,783
Receivable for daily variation margin on futures contracts		9,250
Prepaid expenses		1,009
Other receivables		37,978
Total assets		809,150,272

Liabilities
Payable for investments purchased	$ 114,351
Payable for fund shares redeemed	671,678
Accrued management fee	371,348
Transfer agent fee payable	128,835
Distribution and service plan fees payable	33,960
Other affiliated payables	23,102
Other payables and accrued expenses	19,035
Total liabilities		1,362,309

Net Assets		$ 807,787,963
Net Assets consist of:
Paid in capital		$ 786,558,801
Undistributed net investment income		1,608,142
Accumulated undistributed net realized gain (loss) on investments		(33,058,599)
Net unrealized appreciation (depreciation) on investments		52,679,619
Net Assets		$ 807,787,963

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($63,903,548 ÷ 4,641,904 shares)		$ 13.77

Maximum offering price per share (100/94.25 of $13.77)		$ 14.61
Class T: Net Asset Value and redemption price per share ($10,914,861 ÷ 794,885 shares)		$ 13.73

Maximum offering price per share (100/96.50 of $13.73)		$ 14.23
Class B: Net Asset Value and offering price per share ($3,243,815 ÷ 236,159 shares)A		$ 13.74

Class C: Net Asset Value and offering price per share ($16,381,553 ÷ 1,201,180 shares)A		$ 13.64

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($700,804,177 ÷ 50,564,535 shares)		$ 13.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,540,009 ÷ 907,074 shares)		$ 13.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 35,697
Interest		215
Income from Fidelity Central Funds		6,695,097
Total income		6,731,009

Expenses
Management fee	$ 2,051,813
Transfer agent fees	755,301
Distribution and service plan fees	188,276
Accounting fees and expenses	129,523
Custodian fees and expenses	642
Independent trustees' compensation	1,282
Registration fees	46,059
Audit	27,028
Legal	2,836
Miscellaneous	3,721
Total expenses before reductions	3,206,481
Expense reductions	(75,927)	3,130,554
Net investment income (loss)		3,600,455
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	354,383
Fidelity Central Funds	4,910,537
Futures contracts	1,984,973
Capital gain distributions from Fidelity Central Funds	17,276
Total net realized gain (loss)		7,267,169
Change in net unrealized appreciation (depreciation) on: Investment securities	119,747,245
Futures contracts	1,753,620
Total change in net unrealized appreciation (depreciation)		121,500,865
Net gain (loss)		128,768,034
Net increase (decrease) in net assets resulting from operations		$ 132,368,489

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,600,455	$ 8,999,706
Net realized gain (loss)	7,267,169	25,490,623
Change in net unrealized appreciation (depreciation)	121,500,865	(58,900,989)
Net increase (decrease) in net assets resulting from operations	132,368,489	(24,410,660)
Distributions to shareholders from net investment income	(9,091,673)	(7,811,443)
Distributions to shareholders from net realized gain	(1,127,354)	(1,629,805)
Total distributions	(10,219,027)	(9,441,248)
Share transactions - net increase (decrease)	43,551,908	10,668,944
Total increase (decrease) in net assets	165,701,370	(23,182,964)

Net Assets
Beginning of period	642,086,593	665,269,557
End of period (including undistributed net investment income of $1,608,142 and undistributed net investment income of $7,099,360, respectively)	$ 807,787,963	$ 642,086,593

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 12.23	$ 11.18	$ 10.94	$ 14.77	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.05	.13	.11	.14	.17	.19
Net realized and unrealized gain (loss)	2.26	(.58)	1.06	.27	(3.74)	2.05
Total from investment operations	2.31	(.45)	1.17	.41	(3.57)	2.24
Distributions from net investment income	(.14)	(.13)	(.11)	(.17)	(.23)	(.20)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.16)	(.16)	(.12) J	(.17)	(.26)	(.22)
Net asset value, end of period	$ 13.77	$ 11.62	$ 12.23	$ 11.18	$ 10.94	$ 14.77
Total Return B,C,D	20.03%	(3.85)%	10.56%	4.30%	(24.59)%	17.78%
Ratios to Average Net Assets F,I
Expenses before reductions	1.09% A	1.10%	1.10%	1.17%	1.13%	1.14% A
Expenses net of fee waivers, if any	1.09% A	1.10%	1.10%	1.17%	1.13%	1.14% A
Expenses net of all reductions	1.07% A	1.08%	1.08%	1.16%	1.12%	1.12% A
Net investment income (loss)	.76% A	1.00%	.93%	1.50%	1.28%	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,904	$ 50,854	$ 45,550	$ 22,506	$ 12,887	$ 7,348
Portfolio turnover rate G	21% A	20%	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class T

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.58	$ 12.19	$ 11.14	$ 10.91	$ 14.74	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.03	.10	.08	.11	.13	.15
Net realized and unrealized gain (loss)	2.24	(.58)	1.06	.27	(3.73)	2.06
Total from investment operations	2.27	(.48)	1.14	.38	(3.60)	2.21
Distributions from net investment income	(.10)	(.10)	(.08)	(.15)	(.20)	(.20)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.12)	(.13)	(.09) J	(.15)	(.23)	(.22)
Net asset value, end of period	$ 13.73	$ 11.58	$ 12.19	$ 11.14	$ 10.91	$ 14.74
Total Return B,C,D	19.76%	(4.08)%	10.33%	3.98%	(24.76)%	17.46%
Ratios to Average Net Assets F,I
Expenses before reductions	1.36% A	1.35%	1.36%	1.44%	1.38%	1.42% A
Expenses net of fee waivers, if any	1.36% A	1.35%	1.36%	1.44%	1.38%	1.42% A
Expenses net of all reductions	1.34% A	1.33%	1.33%	1.43%	1.37%	1.41% A
Net investment income (loss)	.49% A	.75%	.68%	1.23%	1.02%	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,915	$ 8,449	$ 7,154	$ 5,491	$ 4,090	$ 1,792
Portfolio turnover rate G	21% A	20%	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 12.12	$ 11.09	$ 10.84	$ 14.69	$ 12.75
Income from Investment Operations
Net investment income (loss) E	- J	.02	.01	.06	.06	.08
Net realized and unrealized gain (loss)	2.24	(.57)	1.06	.28	(3.72)	2.07
Total from investment operations	2.24	(.55)	1.07	.34	(3.66)	2.15
Distributions from net investment income	(.01)	(.01)	(.03)	(.09)	(.16)	(.19)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.03)	(.04)	(.04) K	(.09)	(.19)	(.21)
Net asset value, end of period	$ 13.74	$ 11.53	$ 12.12	$ 11.09	$ 10.84	$ 14.69
Total Return B,C,D	19.50%	(4.60)%	9.70%	3.44%	(25.21)%	16.98%
Ratios to Average Net Assets F,I
Expenses before reductions	1.91% A	1.91%	1.94%	1.98%	1.93%	1.93% A
Expenses net of fee waivers, if any	1.91% A	1.91%	1.93%	1.98%	1.93%	1.93% A
Expenses net of all reductions	1.89% A	1.89%	1.91%	1.97%	1.92%	1.92% A
Net investment income (loss)	(.06)% A	.18%	.10%	.69%	.47%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,244	$ 2,898	$ 3,798	$ 3,123	$ 2,452	$ 1,632
Portfolio turnover rate G	21% A	20%	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.47	$ 12.10	$ 11.08	$ 10.82	$ 14.67	$ 12.75
Income from Investment Operations
Net investment income (loss) E	- J	.03	.02	.07	.07	.08
Net realized and unrealized gain (loss)	2.24	(.58)	1.06	.28	(3.71)	2.06
Total from investment operations	2.24	(.55)	1.08	.35	(3.64)	2.14
Distributions from net investment income	(.05)	(.05)	(.04)	(.09)	(.18)	(.20)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.07)	(.08)	(.06)	(.09)	(.21)	(.22)
Net asset value, end of period	$ 13.64	$ 11.47	$ 12.10	$ 11.08	$ 10.82	$ 14.67
Total Return B,C,D	19.60%	(4.62)%	9.75%	3.48%	(25.16)%	16.90%
Ratios to Average Net Assets F,I
Expenses before reductions	1.84% A	1.84%	1.87%	1.94%	1.90%	1.91% A
Expenses net of fee waivers, if any	1.84% A	1.84%	1.87%	1.94%	1.90%	1.91% A
Expenses net of all reductions	1.82% A	1.82%	1.84%	1.93%	1.89%	1.90% A
Net investment income (loss)	.01% A	.26%	.17%	.73%	.51%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,382	$ 13,379	$ 9,945	$ 7,179	$ 5,017	$ 3,194
Portfolio turnover rate G	21% A	20%	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 85%

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.72	$ 12.31	$ 11.24	$ 10.99	$ 14.81	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.07	.17	.14	.16	.20	.23
Net realized and unrealized gain (loss)	2.26	(.58)	1.07	.27	(3.76)	2.02
Total from investment operations	2.33	(.41)	1.21	.43	(3.56)	2.25
Distributions from net investment income	(.17)	(.15)	(.12)	(.18)	(.23)	(.21)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.19)	(.18)	(.14)	(.18)	(.26)	(.23)
Net asset value, end of period	$ 13.86	$ 11.72	$ 12.31	$ 11.24	$ 10.99	$ 14.81
Total Return B,C	20.10%	(3.51)%	10.81%	4.54%	(24.43)%	17.77%
Ratios to Average Net Assets E,G
Expenses before reductions	.82% A	.82%	.86%	.95%	.87%	.89%
Expenses net of fee waivers, if any	.82% A	.82%	.86%	.95%	.87%	.87%
Expenses net of all reductions	.80% A	.80%	.84%	.94%	.86%	.86%
Net investment income (loss)	1.03% A	1.27%	1.17%	1.72%	1.54%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 700,804	$ 557,908	$ 592,472	$ 528,720	$ 440,040	$ 576,458
Portfolio turnover rate F	21% A	20%	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 12.30	$ 11.24	$ 11.00	$ 14.82	$ 12.75
Income from Investment Operations
Net investment income (loss) D	.07	.17	.14	.17	.21	.23
Net realized and unrealized gain (loss)	2.25	(.59)	1.07	.28	(3.76)	2.07
Total from investment operations	2.32	(.42)	1.21	.45	(3.55)	2.30
Distributions from net investment income	(.17)	(.16)	(.14)	(.21)	(.24)	(.21)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.19)	(.19)	(.15) I	(.21)	(.27)	(.23)
Net asset value, end of period	$ 13.82	$ 11.69	$ 12.30	$ 11.24	$ 11.00	$ 14.82
Total Return B,C	20.08%	(3.58)%	10.89%	4.70%	(24.35)%	18.24%
Ratios to Average Net Assets E,H
Expenses before reductions	.81% A	.81%	.83%	.82%	.78%	.82% A
Expenses net of fee waivers, if any	.81% A	.81%	.83%	.82%	.78%	.82% A
Expenses net of all reductions	.79% A	.79%	.80%	.81%	.77%	.81% A
Net investment income (loss)	1.04% A	1.29%	1.21%	1.85%	1.62%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,540	$ 8,600	$ 6,351	$ 1,524	$ 724	$ 247
Portfolio turnover rate F	21% A	20%	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2012 (Unaudited)

1. Organization.

Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class C, Asset Manager and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Funds' indirect investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Repurchase Agreements Restricted Securities Futures Swap Agreements	.04%
Fidelity Equity Central Funds	FMRC	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.02%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Repurchase Agreements Restricted Securities	.14%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.02%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Inflation-Protected Bond Index Central Fund	FIMM	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.	not applicable	Less than .01%
Fidelity Tactical Income Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .14%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%	$ 4,077,190,209	$ 251,441,931	$ (39,082,982)	$ 212,358,949
Fidelity Asset Manager 30%	317,587,142	19,745,233	(1,145,990)	18,599,243
Fidelity Asset Manager 40%	277,482,842	18,248,480	(1,865,626)	16,382,854
Fidelity Asset Manager 50%	6,323,981,908	859,798,986	(318,878,559)	540,920,427
Fidelity Asset Manager 60%	516,625,789	45,549,382	(3,555,144)	41,994,238
Fidelity Asset Manager 70%	2,814,184,553	391,203,679	(235,015,410)	156,188,269
Fidelity Asset Manager 85%	752,025,703	114,642,871	(62,042,231)	52,600,640

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2011, capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	Total Capital Loss Carryforward
Fidelity Asset Manager 50%	$ (165,282,090)	$ (56,711,819)	$ (221,993,909)
Fidelity Asset Manager 70%	(227,318,000)	(80,126,288)	(307,444,288)
Fidelity Asset Manager 85%	(70,058,879)	(-)	(70,058,879)

Certain of the Funds intend to elect to defer to the fiscal year ending September 30, 2012 capital losses recognized during the period November 1, 2010 to September 30, 2011. Loss deferrals were as follows:

Capital losses
Fidelity Asset Manager 60%	$ (1,341,532)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds used derivative instruments (derivatives), including futures contracts in order to meet their investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the applicable Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$ 10,491,275	$ 2,808,202
Totals (a)	$ 10,491,275	$ 2,808,202
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$ 615,285	$ 201,992
Totals (a)	$ 615,285	$ 201,992
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	$ 194,134	$ 162,583
Totals (a)	$ 194,134	$ 162,583

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$ 19,861,623	$ 10,741,352
Totals (a)	$ 19,861,623	$ 10,741,352
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$ 657,488	$ 503,387
Totals (a)	$ 657,488	$ 503,387
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$ 5,587,832	$ 5,197,303
Totals (a)	$ 5,587,832	$ 5,197,303
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$ 1,984,973	$ 1,753,620
Totals (a)	$ 1,984,973	$ 1,753,620

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock markets.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	791,886,814	528,347,563
Fidelity Asset Manager 30%	111,004,925	41,680,010
Fidelity Asset Manager 40%	129,018,190	34,229,584
Fidelity Asset Manager 50%	946,409,902	796,514,366
Fidelity Asset Manager 60%	258,919,711	63,585,117
Fidelity Asset Manager 70%	603,096,155	328,304,128
Fidelity Asset Manager 85%	123,970,377	74,882,635

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.12%	.42%
Fidelity Asset Manager 30%	.30%	.12%	.42%
Fidelity Asset Manager 40%	.30%	.12%	.42%
Fidelity Asset Manager 50%	.25%	.26%	.51%
Fidelity Asset Manager 60%	.30%	.26%	.56%
Fidelity Asset Manager 70%	.30%	.26%	.56%
Fidelity Asset Manager 85%	.30%	.26%	.56%

FMR pays a portion of the management fees received from the Funds to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

During the period, FMR waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 50,265	$ 2,235
Class T	.25%	.25%	46,532	-
Class B	.75%	.25%	14,997	11,247
Class C	.75%	.25%	100,547	24,625
			$ 212,341	$ 38,107
Fidelity Asset Manager 30%
Class A	-%	.25%	$ 13,711	$ 135
Class T	.25%	.25%	14,104	-
Class B	.75%	.25%	5,490	4,181
Class C	.75%	.25%	33,027	10,975
			$ 66,332	$ 15,291
Fidelity Asset Manager 40%
Class A	-%	.25%	$ 14,305	$ 569
Class T	.25%	.25%	10,388	24
Class B	.75%	.25%	4,376	3,310
Class C	.75%	.25%	21,727	6,695
			$ 50,796	$ 10,598
Fidelity Asset Manager 50%
Class A	-%	.25%	$ 67,214	$ 1,677
Class T	.25%	.25%	52,722	-
Class B	.75%	.25%	21,455	16,091
Class C	.75%	.25%	94,043	24,760
			$ 235,434	$ 42,528
Fidelity Asset Manager 60%
Class A	-%	.25%	$ 41,671	$ 2,480
Class T	.25%	.25%	23,206	-
Class B	.75%	.25%	9,300	7,023
Class C	.75%	.25%	39,277	18,106
			$ 113,454	$ 27,609

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Asset Manager 70%
Class A	-%	.25%	$ 144,618	$ 4,823
Class T	.25%	.25%	106,248	85
Class B	.75%	.25%	48,506	36,385
Class C	.75%	.25%	173,850	18,253
			$ 473,222	$ 59,546
Fidelity Asset Manager 85%
Class A	-%	.25%	$ 72,753	$ 4,442
Class T	.25%	.25%	24,152	-
Class B	.75%	.25%	15,709	11,782
Class C	.75%	.25%	75,662	22,290
			$ 188,276	$ 38,514

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 24,490
Class T	5,826
Class B*	2,816
Class C*	2,790
$ 35,922
Fidelity Asset Manager 30%
Class A	$ 5,036
Class T	1,412
Class B*	523
Class C*	912
$ 7,883
Fidelity Asset Manager 40%
Class A	$ 6,650
Class T	2,378
Class B*	275
Class C*	511
$ 9,814
Fidelity Asset Manager 50%
Class A	$ 26,265
Class T	7,860
Class B*	3,942
Class C*	2,964
$ 41,031
Fidelity Asset Manager 60%
Class A	$ 15,134
Class T	8,005
Class B*	4,336
Class C*	1,533
$ 29,008

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Retained by FDC
Fidelity Asset Manager 70%
Class A	$ 31,484
Class T	11,405
Class B*	5,916
Class C*	4,214
$ 53,019
Fidelity Asset Manager 85%
Class A	$ 15,959
Class T	4,425
Class B*	2,309
Class C*	1,394
$ 24,087

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Fidelity Asset Manager 20%	Amount	% of Average Net Assets
Class A	$ 28,380.14
Class T	14,074.15
Class B	2,911.19
Class C	15,343.15
Asset Manager 20%	1,751,353.09
Institutional Class	15,782.13
	$ 1,827,843
Fidelity Asset Manager 30%
Class A	$ 7,323.13
Class T	3,756.13
Class B	1,002.18
Class C	5,160.16
Asset Manager 30%	110,249.08
Institutional Class	994.15
	$ 128,484
Fidelity Asset Manager 40%
Class A	$ 8,212.14
Class T	3,231.16
Class B	856.20
Class C	3,518.16
Asset Manager 40%	86,674.08
Institutional Class	488.16
	$ 102,979
Fidelity Asset Manager 50%
Class A	$ 61,713.23
Class T	21,673.21
Class B	4,800.22
Class C	20,414.22
Asset Manager 50%	5,081,397.16
Institutional Class	11,153.23
	$ 5,201,150

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets
Fidelity Asset Manager 60%
Class A	$ 34,632.21
Class T	9,838.21
Class B	2,639.28
Class C	9,572.24
Asset Manager 60%	268,108.14
Institutional Class	7,883.20
	$ 332,672
Fidelity Asset Manager 70%
Class A	$ 135,170.23
Class T	52,347.25
Class B	14,499.30
Class C	39,577.23
Asset Manager 70%	2,024,988.17
Institutional Class	27,732.20
	$ 2,294,313
Fidelity Asset Manager 85%
Class A	$ 65,944.23
Class T	12,018.25
Class B	4,627.29
Class C	17,143.23
Asset Manager 85%	645,481.20
Institutional Class	10,088.20
	$ 755,301

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$ 8,305
Fidelity Asset Manager 30%	568
Fidelity Asset Manager 40%	435
Fidelity Asset Manager 50%	13,755
Fidelity Asset Manager 60%	859
Fidelity Asset Manager 70%	5,597
Fidelity Asset Manager 85%	1,545

During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

FMR has contractually agreed to waive each Fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary of Fidelity Commodity Strategy Central Fund, based on each Fund's proportionate ownership of the Central Fund. During the period, this waiver reduced each Fund's management fee as follows:

Management Fee Waiver
Fidelity Asset Manager 20%	$ 6,921
Fidelity Asset Manager 30%	436
Fidelity Asset Manager 40%	388
Fidelity Asset Manager 50%	16,122
Fidelity Asset Manager 60%	1,202
Fidelity Asset Manager 70%	6,975
Fidelity Asset Manager 85%	2,298

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Asset Manager 30%
Class B	1.65%	$ 224
Class C	1.65%	466
Institutional Class	.65%	33
Fidelity Asset Manager 40%
Class A	.90%	810
Class T	1.15%	564
Class B	1.65%	293
Class C	1.65%	645
Institutional Class	.65%	101
Fidelity Asset Manager 60%
Class A	1.10%	80
Class T	1.35%	185
Class B	1.85%	709
Class C	1.85%	1,429

Many of the brokers with whom FMR places trades on behalf of certain Funds and certain Central Funds provided services in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%	$ 96,272	$ -
Fidelity Asset Manager 30%	10,146	1
Fidelity Asset Manager 40%	10,526	2
Fidelity Asset Manager 50%	387,436	-
Fidelity Asset Manager 60%	30,402	1
Fidelity Asset Manager 70%	220,548	-
Fidelity Asset Manager 85%	73,629	-

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2012	Year ended September 30, 2011
Fidelity Asset Manager 20%
From net investment income
Class A	$ 300,247	$ 586,679
Class T	116,163	202,707
Class B	10,516	23,239
Class C	74,618	139,643
Asset Manager 20%	34,603,192	62,091,451
Institutional Class	216,970	238,395
Total	$ 35,321,706	$ 63,282,114
From net realized gain
Class A	$ 483,498	$ 58,141
Class T	220,386	17,664
Class B	36,239	3,899
Class C	238,563	19,520
Asset Manager 20%	45,274,181	3,812,689
Institutional Class	297,353	6,175
Total	$ 46,550,220	$ 3,918,088
Fidelity Asset Manager 30%
From net investment income
Class A	$ 81,027	$ 125,485
Class T	34,010	77,782
Class B	4,127	9,198
Class C	23,889	42,885
Asset Manager 30%	2,225,708	3,087,114
Institutional Class	11,115	22,029
Total	$ 2,379,876	$ 3,364,493
From net realized gain
Class A	$ 129,837	$ 243,378
Class T	63,827	179,135
Class B	12,710	41,264
Class C	70,780	154,478
Asset Manager 30%	2,835,713	4,040,384
Institutional Class	14,038	37,906
Total	$ 3,126,905	$ 4,696,545
Fidelity Asset Manager 40%
From net investment income
Class A	$ 86,572	$ 124,217
Class T	26,568	40,458
Class B	3,303	7,252
Class C	16,950	22,611
Asset Manager 40%	1,591,947	1,849,604
Institutional Class	5,188	14,366
Total	$ 1,730,528	$ 2,058,508
From net realized gain
Class A	$ 102,783	$ 233,743
Class T	37,753	90,467
Class B	7,868	29,899
Class C	36,489	69,845
Asset Manager 40%	1,819,574	2,549,586
Institutional Class	5,131	25,765
Total	$ 2,009,598	$ 2,999,305

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended March 31, 2012	Year ended September 30, 2011
Fidelity Asset Manager 50%
From net investment income
Class A	$ 413,420	$ 693,412
Class T	140,411	245,481
Class B	17,823	30,116
Class C	80,894	122,263
Asset Manager 50%	59,142,953	110,587,943
Institutional Class	76,549	145,632
Total	$ 59,872,050	$ 111,824,847
From net realized gain
Class A	$ 84,098	$ 72,878
Class T	32,684	31,760
Class B	6,752	7,552
Class C	28,966	25,236
Asset Manager 50%	9,869,460	10,232,712
Institutional Class	13,978	17,604
Total	$ 10,035,938	$ 10,387,742
Fidelity Asset Manager 60%
From net investment income
Class A	$ 275,899	$ 278,533
Class T	59,208	46,983
Class B	-	5,073
Class C	14,357	12,203
Asset Manager 60%	4,467,505	1,393,433
Institutional Class	77,324	64,892
Total	$ 4,894,293	$ 1,801,117
From net realized gain
Class A	$ 77,818	$ 776,336
Class T	21,710	183,723
Class B	2,990	60,411
Class C	17,548	127,888
Asset Manager 60%	893,501	3,380,367
Institutional Class	17,011	153,169
Total	$ 1,030,578	$ 4,681,894
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,391,891	$ 1,279,735
Class T	388,956	394,208
Class B	17,307	20,121
Class C	144,084	121,109
Asset Manager 70%	36,011,371	34,282,694
Institutional Class	441,084	371,280
Total	$ 38,394,693	$ 36,469,147
From net realized gain
Class A	$ 179,368	$ 212,000
Class T	66,149	86,897
Class B	15,452	26,305
Class C	53,763	68,453
Asset Manager 70%	3,644,875	4,528,433
Institutional Class	45,379	49,926
Total	$ 4,004,986	$ 4,972,014

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended March 31, 2012	Year ended September 30, 2011
Fidelity Asset Manager 85%
From net investment income
Class A	$ 606,511	$ 501,772
Class T	74,608	59,537
Class B	3,490	2,012
Class C	57,406	46,297
Asset Manager 85%	8,217,929	7,081,193
Institutional Class	131,729	120,632
Total	$ 9,091,673	$ 7,811,443
From net realized gain
Class A	$ 89,854	$ 118,400
Class T	14,774	18,381
Class B	4,985	8,577
Class C	23,919	27,650
Asset Manager 85%	978,325	1,434,314
Institutional Class	15,497	22,483
Total	$ 1,127,354	$ 1,629,805

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2012	Year ended September 30, 2011	Six months ended March 31, 2012	Year ended September 30, 2011
Fidelity Asset Manager 20%
Class A
Shares sold	911,420	2,673,478	$ 11,772,320	$ 34,200,914
Reinvestment of distributions	59,103	47,955	749,780	615,973
Shares redeemed	(504,084)	(2,359,741)	(6,510,472)	(30,553,329)
Net increase (decrease)	466,439	361,692	$ 6,011,628	$ 4,263,558
Class T
Shares sold	253,216	714,977	$ 3,249,630	$ 9,190,575
Reinvestment of distributions	23,919	15,552	302,956	199,659
Shares redeemed	(233,240)	(579,647)	(3,001,309)	(7,447,713)
Net increase (decrease)	43,895	150,882	$ 551,277	$ 1,942,521
Class B
Shares sold	11,624	44,236	$ 149,348	$ 566,789
Reinvestment of distributions	2,938	1,688	37,105	21,619
Shares redeemed	(36,438)	(101,126)	(471,448)	(1,294,030)
Net increase (decrease)	(21,876)	(55,202)	$ (284,995)	$ (705,622)
Class C
Shares sold	330,367	632,272	$ 4,243,437	$ 8,103,252
Reinvestment of distributions	21,099	9,977	266,151	127,810
Shares redeemed	(256,176)	(362,958)	(3,281,953)	(4,651,635)
Net increase (decrease)	95,290	279,291	$ 1,227,635	$ 3,579,427
Asset Manager 20%
Shares sold	62,190,091	105,485,868	$ 802,897,963	$ 1,359,884,611
Reinvestment of distributions	6,066,667	4,929,957	77,163,864	63,508,509
Shares redeemed	(30,517,401)	(71,903,037)	(393,728,589)	(926,506,717)
Net increase (decrease)	37,739,357	38,512,788	$ 486,333,238	$ 496,886,403
Institutional Class
Shares sold	312,259	1,622,202	$ 4,032,681	$ 21,080,094
Reinvestment of distributions	37,469	16,758	476,137	216,997
Shares redeemed	(153,513)	(190,148)	(1,990,159)	(2,462,946)
Net increase (decrease)	196,215	1,448,812	$ 2,518,659	$ 18,834,145

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2012	Year ended September 30, 2011	Six months ended March 31, 2012	Year ended September 30, 2011
Fidelity Asset Manager 30%
Class A
Shares sold	338,913	427,039	$ 3,265,240	$ 4,149,002
Reinvestment of distributions	20,334	34,302	192,819	330,219
Shares redeemed	(246,805)	(274,238)	(2,416,139)	(2,672,926)
Net increase (decrease)	112,442	187,103	$ 1,041,920	$ 1,806,295
Class T
Shares sold	120,572	148,408	$ 1,161,272	$ 1,439,647
Reinvestment of distributions	8,362	17,159	79,251	164,932
Shares redeemed	(40,481)	(244,544)	(392,734)	(2,368,890)
Net increase (decrease)	88,453	(78,977)	$ 847,789	$ (764,311)
Class B
Shares sold	7,622	21,940	$ 74,347	$ 214,586
Reinvestment of distributions	1,676	4,615	15,836	44,244
Shares redeemed	(13,508)	(50,045)	(129,774)	(490,179)
Net increase (decrease)	(4,210)	(23,490)	$ (39,591)	$ (231,349)
Class C
Shares sold	225,256	323,219	$ 2,185,362	$ 3,144,066
Reinvestment of distributions	9,544	17,059	90,028	163,514
Shares redeemed	(138,601)	(198,742)	(1,347,473)	(1,940,794)
Net increase (decrease)	96,199	141,536	$ 927,917	$ 1,366,786
Asset Manager 30%
Shares sold	12,768,733	17,236,966	$ 123,683,150	$ 168,357,986
Reinvestment of distributions	521,619	725,590	4,957,116	7,001,594
Shares redeemed	(4,282,120)	(7,035,514)	(41,550,424)	(68,568,688)
Net increase (decrease)	9,008,232	10,927,042	$ 87,089,842	$ 106,790,892
Institutional Class
Shares sold	23,198	13,098	$ 224,291	$ 128,154
Reinvestment of distributions	2,357	5,486	22,410	52,854
Shares redeemed	(4,007)	(9,580)	(38,843)	(92,913)
Net increase (decrease)	21,548	9,004	$ 207,858	$ 88,095
Fidelity Asset Manager 40%
Class A
Shares sold	239,700	613,347	$ 2,294,851	$ 5,892,884
Reinvestment of distributions	20,069	36,596	184,659	348,621
Shares redeemed	(121,000)	(185,346)	(1,153,334)	(1,796,223)
Net increase (decrease)	138,769	464,597	$ 1,326,176	$ 4,445,282
Class T
Shares sold	105,323	127,364	$ 1,011,222	$ 1,223,897
Reinvestment of distributions	6,566	13,081	60,360	124,278
Shares redeemed	(68,135)	(42,877)	(652,898)	(415,826)
Net increase (decrease)	43,754	97,568	$ 418,684	$ 932,349
Class B
Shares sold	2,562	15,977	$ 24,279	$ 154,389
Reinvestment of distributions	1,095	3,618	10,087	34,345
Shares redeemed	(5,869)	(39,662)	(55,207)	(380,385)
Net increase (decrease)	(2,212)	(20,067)	$ (20,841)	$ (191,651)
Class C
Shares sold	213,066	244,007	$ 2,071,184	$ 2,359,918
Reinvestment of distributions	5,521	9,518	50,772	90,461
Shares redeemed	(62,713)	(56,607)	(597,630)	(542,510)
Net increase (decrease)	155,874	196,918	$ 1,524,326	$ 1,907,869

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2012	Year ended September 30, 2011	Six months ended March 31, 2012	Year ended September 30, 2011
Asset Manager 40%
Shares sold	13,767,245	12,034,047	$ 131,436,995	$ 115,977,106
Reinvestment of distributions	359,269	441,938	3,302,786	4,215,911
Shares redeemed	(2,780,370)	(4,670,101)	(26,463,118)	(44,948,971)
Net increase (decrease)	11,346,144	7,805,884	$ 108,276,663	$ 75,244,046
Institutional Class
Shares sold	19,912	19,413	$ 195,120	$ 188,266
Reinvestment of distributions	886	3,567	8,138	33,880
Shares redeemed	(8,305)	(52,767)	(78,444)	(504,882)
Net increase (decrease)	12,493	(29,787)	$ 124,814	$ (282,736)
Fidelity Asset Manager 50%
Class A
Shares sold	653,946	1,357,962	$ 10,009,424	$ 21,040,946
Reinvestment of distributions	32,531	47,314	475,233	729,417
Shares redeemed	(394,116)	(1,133,276)	(6,037,765)	(17,455,921)
Net increase (decrease)	292,361	272,000	$ 4,446,892	$ 4,314,442
Class T
Shares sold	190,534	707,648	$ 2,928,557	$ 11,011,067
Reinvestment of distributions	10,758	15,198	157,133	234,620
Shares redeemed	(161,780)	(543,106)	(2,471,469)	(8,450,873)
Net increase (decrease)	39,512	179,740	$ 614,221	$ 2,794,814
Class B
Shares sold	12,883	37,951	$ 196,441	$ 585,312
Reinvestment of distributions	1,270	1,970	18,542	30,052
Shares redeemed	(28,530)	(86,146)	(437,936)	(1,317,765)
Net increase (decrease)	(14,377)	(46,225)	$ (222,953)	$ (702,401)
Class C
Shares sold	245,822	553,080	$ 3,754,851	$ 8,511,759
Reinvestment of distributions	5,836	7,174	85,042	110,212
Shares redeemed	(162,166)	(333,216)	(2,459,867)	(5,136,826)
Net increase (decrease)	89,492	227,038	$ 1,380,026	$ 3,485,145
Asset Manager 50%
Shares sold	41,735,574	46,803,639	$ 637,919,724	$ 725,169,900
Reinvestment of distributions	4,554,588	7,564,327	66,704,423	116,747,024
Shares redeemed	(31,808,274)	(77,854,152)	(488,610,705)	(1,206,141,305)
Net increase (decrease)	14,481,888	(23,486,186)	$ 216,013,442	$ (364,224,381)
Institutional Class
Shares sold	336,799	567,994	$ 5,153,198	$ 8,632,816
Reinvestment of distributions	5,884	9,483	86,121	146,693
Shares redeemed	(91,815)	(422,815)	(1,396,350)	(6,599,468)
Net increase (decrease)	250,868	154,662	$ 3,842,969	$ 2,180,041
Fidelity Asset Manager 60%
Class A
Shares sold	454,254	2,015,894	$ 4,287,651	$ 19,189,003
Reinvestment of distributions	38,621	110,909	346,427	1,038,105
Shares redeemed	(433,206)	(871,704)	(4,076,605)	(8,366,659)
Net increase (decrease)	59,669	1,255,099	$ 557,473	$ 11,860,449
Class T
Shares sold	230,437	472,517	$ 2,161,942	$ 4,587,049
Reinvestment of distributions	8,853	23,971	79,237	223,891
Shares redeemed	(86,259)	(233,590)	(809,831)	(2,238,584)
Net increase (decrease)	153,031	262,898	$ 1,431,348	$ 2,572,356

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2012	Year ended September 30, 2011	Six months ended March 31, 2012	Year ended September 30, 2011
Class B
Shares sold	10,781	44,891	$ 101,901	$ 432,392
Reinvestment of distributions	318	6,522	2,853	60,913
Shares redeemed	(32,048)	(58,397)	(297,107)	(556,235)
Net increase (decrease)	(20,949)	(6,984)	$ (192,353)	$ (62,930)
Class C
Shares sold	227,348	512,614	$ 2,144,438	$ 4,910,354
Reinvestment of distributions	3,383	14,896	30,208	138,832
Shares redeemed	(97,041)	(196,154)	(910,667)	(1,873,376)
Net increase (decrease)	133,690	331,356	$ 1,263,979	$ 3,175,810
Asset Manager 60%
Shares sold	26,198,800	24,119,990	$ 245,360,009	$ 231,782,714
Reinvestment of distributions	588,365	499,757	5,289,399	4,687,716
Shares redeemed	(4,951,764)	(6,925,180)	(47,426,518)	(66,367,827)
Net increase (decrease)	21,835,401	17,694,567	$ 203,222,890	$ 170,102,603
Institutional Class
Shares sold	131,051	588,499	$ 1,241,268	$ 5,686,585
Reinvestment of distributions	10,368	23,088	93,209	216,335
Shares redeemed	(151,828)	(112,072)	(1,414,263)	(1,077,631)
Net increase (decrease)	(10,409)	499,515	$ (79,786)	$ 4,825,289
Fidelity Asset Manager 70%
Class A
Shares sold	661,559	1,838,985	$ 10,597,497	$ 30,336,532
Reinvestment of distributions	97,648	87,098	1,475,462	1,401,137
Shares redeemed	(809,014)	(1,917,499)	(12,898,073)	(31,215,640)
Net increase (decrease)	(49,807)	8,584	$ (825,114)	$ 522,029
Class T
Shares sold	213,845	572,222	$ 3,419,715	$ 9,330,779
Reinvestment of distributions	29,027	28,995	438,883	466,506
Shares redeemed	(317,247)	(862,398)	(5,020,479)	(13,954,372)
Net increase (decrease)	(74,375)	(261,181)	$ (1,161,881)	$ (4,157,087)
Class B
Shares sold	3,723	11,636	$ 61,636	$ 190,557
Reinvestment of distributions	1,945	2,530	29,519	40,857
Shares redeemed	(102,504)	(329,182)	(1,638,848)	(5,363,133)
Net increase (decrease)	(96,836)	(315,016)	$ (1,547,693)	$ (5,131,719)
Class C
Shares sold	249,807	349,417	$ 4,040,409	$ 5,728,316
Reinvestment of distributions	11,566	10,320	174,761	166,019
Shares redeemed	(224,340)	(464,350)	(3,546,124)	(7,595,479)
Net increase (decrease)	37,033	(104,613)	$ 669,046	$ (1,701,144)
Asset Manager 70%
Shares sold	31,064,618	23,442,645	$ 491,647,284	$ 385,900,224
Reinvestment of distributions	2,576,388	2,369,778	38,929,219	38,143,970
Shares redeemed	(14,041,883)	(37,698,311)	(223,631,935)	(616,247,024)
Net increase (decrease)	19,599,123	(11,885,888)	$ 306,944,568	$ (192,202,830)
Institutional Class
Shares sold	157,002	850,538	$ 2,512,385	$ 14,159,968
Reinvestment of distributions	28,506	20,038	431,017	322,728
Shares redeemed	(321,414)	(762,986)	(5,072,982)	(12,509,828)
Net increase (decrease)	(135,906)	107,590	$ (2,129,580)	$ 1,972,868

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2012	Year ended September 30, 2011	Six months ended March 31, 2012	Year ended September 30, 2011
Fidelity Asset Manager 85%
Class A
Shares sold	592,612	1,678,869	$ 7,585,698	$ 22,281,428
Reinvestment of distributions	57,009	46,336	684,099	607,439
Shares redeemed	(383,144)	(1,073,663)	(4,927,078)	(14,347,545)
Net increase (decrease)	266,477	651,542	$ 3,342,719	$ 8,541,322
Class T
Shares sold	115,290	298,124	$ 1,483,423	$ 3,976,115
Reinvestment of distributions	7,374	5,447	88,345	71,251
Shares redeemed	(57,587)	(160,769)	(730,111)	(2,101,112)
Net increase (decrease)	65,077	142,802	$ 841,657	$ 1,946,254
Class B
Shares sold	3,848	26,782	$ 49,470	$ 353,936
Reinvestment of distributions	643	731	7,723	9,592
Shares redeemed	(19,685)	(89,476)	(256,583)	(1,167,945)
Net increase (decrease)	(15,194)	(61,963)	$ (199,390)	$ (804,417)
Class C
Shares sold	223,873	558,931	$ 2,864,061	$ 7,371,526
Reinvestment of distributions	6,384	5,106	76,102	66,513
Shares redeemed	(194,965)	(220,284)	(2,481,917)	(2,864,683)
Net increase (decrease)	35,292	343,753	$ 458,246	$ 4,573,356
Asset Manager 85%
Shares sold	7,939,881	11,779,052	$ 102,146,461	$ 158,073,671
Reinvestment of distributions	747,592	636,391	9,030,913	8,392,644
Shares redeemed	(5,742,965)	(12,905,535)	(74,325,314)	(172,892,729)
Net increase (decrease)	2,944,508	(490,092)	$ 36,852,060	$ (6,426,414)
Institutional Class
Shares sold	241,438	385,928	$ 3,166,523	$ 5,087,476
Reinvestment of distributions	11,945	10,329	143,941	135,805
Shares redeemed	(82,069)	(176,979)	(1,053,848)	(2,384,438)
Net increase (decrease)	171,314	219,278	$ 2,256,616	$ 2,838,843

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the outstanding shares of the following funds:

Fund	% of Shares Owned
Fidelity Asset Manager 40%	27%
Fidelity Asset Manager 60%	30%

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AARI-USAN-0512
1.878285.103

Fidelity Advisor Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85% -
Class A, Class T, Class B, and Class C

Semiannual Report

March 31, 2012

Each Class A, Class T, Class B, and Class C are
classes of Fidelity Asset Manager® Funds

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Asset Manager® 20%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 30%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 40%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 50%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 60%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 70%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 85%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Fidelity Asset Manager 20%
Class A	.84%
Actual		$ 1,000.00	$ 1,059.50	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.80	$ 4.24
Class T	1.10%
Actual		$ 1,000.00	$ 1,058.30	$ 5.66
HypotheticalA		$ 1,000.00	$ 1,019.50	$ 5.55
Class B	1.65%
Actual		$ 1,000.00	$ 1,054.60	$ 8.48
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.32
Class C	1.61%
Actual		$ 1,000.00	$ 1,054.90	$ 8.27
HypotheticalA		$ 1,000.00	$ 1,016.95	$ 8.12
	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Asset Manager 20%	.54%
Actual		$ 1,000.00	$ 1,061.10	$ 2.78
HypotheticalA		$ 1,000.00	$ 1,022.30	$ 2.73
Institutional Class	.58%
Actual		$ 1,000.00	$ 1,060.80	$ 2.99
HypotheticalA		$ 1,000.00	$ 1,022.10	$ 2.93
Fidelity Asset Manager 30%
Class A	.89%
Actual		$ 1,000.00	$ 1,082.20	$ 4.63
HypotheticalA		$ 1,000.00	$ 1,020.55	$ 4.50
Class T	1.14%
Actual		$ 1,000.00	$ 1,080.90	$ 5.93
HypotheticalA		$ 1,000.00	$ 1,019.30	$ 5.76
Class B	1.65%
Actual		$ 1,000.00	$ 1,078.30	$ 8.57
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.32
Class C	1.65%
Actual		$ 1,000.00	$ 1,078.50	$ 8.57
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.32
Asset Manager 30%	.59%
Actual		$ 1,000.00	$ 1,083.70	$ 3.07
HypotheticalA		$ 1,000.00	$ 1,022.05	$ 2.98
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,083.40	$ 3.39
HypotheticalA		$ 1,000.00	$ 1,021.75	$ 3.29
Fidelity Asset Manager 40%
Class A	.90%
Actual		$ 1,000.00	$ 1,104.70	$ 4.74
HypotheticalA		$ 1,000.00	$ 1,020.50	$ 4.55
Class T	1.15%
Actual		$ 1,000.00	$ 1,102.30	$ 6.04
HypotheticalA		$ 1,000.00	$ 1,019.25	$ 5.81
Class B	1.65%
Actual		$ 1,000.00	$ 1,100.20	$ 8.66
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.32
Class C	1.65%
Actual		$ 1,000.00	$ 1,099.60	$ 8.66
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.32
Asset Manager 40%	.60%
Actual		$ 1,000.00	$ 1,106.10	$ 3.16
HypotheticalA		$ 1,000.00	$ 1,022.00	$ 3.03
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,105.90	$ 3.42
HypotheticalA		$ 1,000.00	$ 1,021.75	$ 3.29
	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Fidelity Asset Manager 50%
Class A	1.01%
Actual		$ 1,000.00	$ 1,124.00	$ 5.36
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.10
Class T	1.24%
Actual		$ 1,000.00	$ 1,123.50	$ 6.58
HypotheticalA		$ 1,000.00	$ 1,018.80	$ 6.26
Class B	1.76%
Actual		$ 1,000.00	$ 1,120.00	$ 9.33
HypotheticalA		$ 1,000.00	$ 1,016.20	$ 8.87
Class C	1.75%
Actual		$ 1,000.00	$ 1,120.60	$ 9.28
HypotheticalA		$ 1,000.00	$ 1,016.25	$ 8.82
Asset Manager 50%	.69%
Actual		$ 1,000.00	$ 1,126.20	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.55	$ 3.49
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,125.40	$ 4.09
HypotheticalA		$ 1,000.00	$ 1,021.15	$ 3.89
Fidelity Asset Manager 60%
Class A	1.10%
Actual		$ 1,000.00	$ 1,145.00	$ 5.90
HypotheticalA		$ 1,000.00	$ 1,019.50	$ 5.55
Class T	1.35%
Actual		$ 1,000.00	$ 1,144.60	$ 7.24
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.81
Class B	1.85%
Actual		$ 1,000.00	$ 1,142.30	$ 9.91
HypotheticalA		$ 1,000.00	$ 1,015.75	$ 9.32
Class C	1.85%
Actual		$ 1,000.00	$ 1,142.30	$ 9.91
HypotheticalA		$ 1,000.00	$ 1,015.75	$ 9.32
Asset Manager 60%	.77%
Actual		$ 1,000.00	$ 1,147.30	$ 4.13
HypotheticalA		$ 1,000.00	$ 1,021.15	$ 3.89
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,147.30	$ 4.51
HypotheticalA		$ 1,000.00	$ 1,020.80	$ 4.24
	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Fidelity Asset Manager 70%
Class A	1.09%
Actual		$ 1,000.00	$ 1,168.90	$ 5.91
HypotheticalA		$ 1,000.00	$ 1,019.55	$ 5.50
Class T	1.35%
Actual		$ 1,000.00	$ 1,166.90	$ 7.31
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.81
Class B	1.90%
Actual		$ 1,000.00	$ 1,163.70	$ 10.28
HypotheticalA		$ 1,000.00	$ 1,015.50	$ 9.57
Class C	1.83%
Actual		$ 1,000.00	$ 1,163.60	$ 9.90
HypotheticalA		$ 1,000.00	$ 1,015.85	$ 9.22
Asset Manager 70%	.77%
Actual		$ 1,000.00	$ 1,170.30	$ 4.18
HypotheticalA		$ 1,000.00	$ 1,021.15	$ 3.89
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,169.90	$ 4.34
HypotheticalA		$ 1,000.00	$ 1,021.00	$ 4.04
Fidelity Asset Manager 85%
Class A	1.09%
Actual		$ 1,000.00	$ 1,200.30	$ 6.00
HypotheticalA		$ 1,000.00	$ 1,019.55	$ 5.50
Class T	1.36%
Actual		$ 1,000.00	$ 1,197.60	$ 7.47
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.86
Class B	1.91%
Actual		$ 1,000.00	$ 1,195.00	$ 10.48
HypotheticalA		$ 1,000.00	$ 1,015.45	$ 9.62
Class C	1.84%
Actual		$ 1,000.00	$ 1,196.00	$ 10.10
HypotheticalA		$ 1,000.00	$ 1,015.80	$ 9.27
Asset Manager 85%	.82%
Actual		$ 1,000.00	$ 1,201.00	$ 4.51
HypotheticalA		$ 1,000.00	$ 1,020.90	$ 4.14
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,200.80	$ 4.46
HypotheticalA		$ 1,000.00	$ 1,020.95	$ 4.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .14%.

Semiannual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.1	15.5
Fannie Mae	12.6	12.2
Freddie Mac	3.6	4.1
Ginnie Mae	2.8	3.3
Wachovia Bank Commercial Mortgage Trust	0.5	0.0
	36.6
Quality Diversification (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
U.S. Government and U.S. Government Agency Obligations 36.2%	U.S. Government and U.S. Government Agency Obligations 35.3%
AAA,AA,A 5.0%	AAA,AA,A 7.6%
BBB 6.6%	BBB 6.6%
BB and Below 7.4%	BB and Below 7.7%
Not Rated 0.7%	Not Rated 0.7%
Equities* 18.4%	Equities** 20.0%
Short-Term Investments and Net Other Assets 25.7%	Short-Term Investments and Net Other Assets 22.1%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%	** Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.5	0.3
Chevron Corp.	0.2	0.2
Procter & Gamble Co.	0.2	0.2
Microsoft Corp.	0.2	0.1
British American Tobacco PLC sponsored ADR	0.2	0.1
	1.3
Asset Allocation (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
Stock Class* 19.0%	Stock Class and Equity Futures ** 17.6%
Bond Class 53.0%	Bond Class 55.8%
Short-Term Class 28.0%	Short-Term Class 26.6%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%	** Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 20%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	3.5
Fidelity Information Technology Central Fund	2.8
Fidelity Financials Central Fund	2.5
Fidelity Health Care Central Fund	1.7
Fidelity Consumer Discretionary Central Fund	1.6
Fidelity Industrials Central Fund	1.6
Fidelity Energy Central Fund	1.5
Fidelity Consumer Staples Central Fund	1.3
Fidelity Materials Central Fund	0.5
Fidelity Utilities Central Fund	0.5
Fidelity Emerging Markets Equity Central Fund	0.5
Fidelity Commodity Strategy Central Fund	0.5
Fidelity Telecom Services Central Fund	0.4
Total Equity Central Funds	18.9
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.6
Investment Grade Fixed-Income Funds	47.6
Total Fixed-Income Central Funds	55.2
Money Market Central Funds	25.2
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.6
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 8.8% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 20%

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 18.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	1,935,348	$ 20,804,995
Fidelity Consumer Discretionary Central Fund (b)	455,575	67,525,303
Fidelity Consumer Staples Central Fund (b)	376,973	57,790,022
Fidelity Emerging Markets Equity Central Fund (b)	112,427	22,661,847
Fidelity Energy Central Fund (b)	524,575	65,157,439
Fidelity Financials Central Fund (b)	1,819,027	108,432,189
Fidelity Health Care Central Fund (b)	483,203	72,393,486
Fidelity Industrials Central Fund (b)	441,833	68,298,527
Fidelity Information Technology Central Fund (b)	622,503	120,024,900
Fidelity International Equity Central Fund (b)	2,254,066	150,256,060
Fidelity Materials Central Fund (b)	135,999	23,816,074
Fidelity Telecom Services Central Fund (b)	124,708	15,582,275
Fidelity Utilities Central Fund (b)	207,862	22,841,910
TOTAL EQUITY CENTRAL FUNDS (Cost $719,688,610)		815,585,027
Fixed-Income Central Funds - 55.2%

High Yield Fixed-Income Funds - 7.6%
Fidelity Emerging Markets Debt Central Fund (b)	2,195,581	22,987,738
Fidelity Floating Rate Central Fund (b)	1,738,421	176,084,636
Fidelity High Income Central Fund 1 (b)	1,316,856	130,342,371
TOTAL HIGH YIELD FIXED-INCOME FUNDS		329,414,745

Investment Grade Fixed-Income Funds - 47.6%
Fidelity Inflation-Protected Bond Index Central Fund (b)	1,518,484	151,058,808
Fidelity Tactical Income Central Fund (b)	18,033,087	1,902,851,342
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,053,910,150
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,266,861,196)		2,383,324,895
Money Market Central Funds - 25.2%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (a)	347,487,149	$ 347,487,149
Fidelity Money Market Central Fund, 0.41% (a)	740,152,303	740,152,303
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,087,639,452)		1,087,639,452
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% 5/24/12 (Cost $2,999,618)	$ 3,000,000	2,999,784
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $4,077,188,876)	4,289,549,158
NET OTHER ASSETS (LIABILITIES) - 0.6%	27,528,858
NET ASSETS - 100%	$ 4,317,078,016
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 116,382
Fidelity Commodity Strategy Central Fund	13,275
Fidelity Consumer Discretionary Central Fund	478,166
Fidelity Consumer Staples Central Fund	791,338
Fidelity Emerging Markets Debt Central Fund	690,835
Fidelity Emerging Markets Equity Central Fund	127,190
Fidelity Energy Central Fund	517,993
Fidelity Financials Central Fund	434,466
Fidelity Floating Rate Central Fund	5,224,649
Fund	Income earned
Fidelity Health Care Central Fund	$ 307,610
Fidelity High Income Central Fund 1	4,712,391
Fidelity Industrials Central Fund	517,485
Fidelity Information Technology Central Fund	228,817
Fidelity International Equity Central Fund	1,391,179
Fidelity Materials Central Fund	213,159
Fidelity Money Market Central Fund	1,405,278
Fidelity Tactical Income Central Fund	28,228,385
Fidelity Telecom Services Central Fund	223,616
Fidelity Utilities Central Fund	346,118
Total	$ 45,968,332
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 66,142	$ 41,804,514	$ 20,429,209	$ 20,804,995	2.2%
Fidelity Consumer Discretionary Central Fund	45,800,662	7,681,712	401,571	67,525,303	7.5%
Fidelity Consumer Staples Central Fund	47,186,976	7,655,519	5,352,304	57,790,022	6.8%
Fidelity Emerging Markets Debt Central Fund	18,474,704	2,918,797	127,398	22,987,738	19.7%
Fidelity Emerging Markets Equity Central Fund	23,187,808	3,397,127	8,999,588	22,661,847	7.0%
Fidelity Energy Central Fund	49,177,444	8,404,437	4,079,184	65,157,439	7.0%
Fidelity Financials Central Fund	69,322,940	18,423,025	5,008,605	108,432,189	7.4%
Fidelity Floating Rate Central Fund	114,683,799	128,869,381	78,037,105	176,084,636	10.4%
Fidelity Health Care Central Fund	54,800,471	9,235,842	4,221,947	72,393,486	7.2%
Fidelity High Income Central Fund 1	117,444,135	22,546,387	19,550,449	130,342,371	24.8%
Fidelity Industrials Central Fund	48,819,734	9,223,984	5,659,147	68,298,527	7.3%
Fidelity Inflation-Protected Bond Index Central Fund	-	151,874,935	70,752	151,058,808	28.1%
Fidelity Information Technology Central Fund	87,435,476	15,890,929	10,212,291	120,024,900	7.2%
Fidelity International Equity Central Fund	144,821,347	42,504,162	56,564,228	150,256,060	9.0%
Fidelity Materials Central Fund	17,715,319	3,021,931	2,476,857	23,816,074	7.5%
Fidelity Tactical Income Central Fund	1,806,296,696	244,567,202	160,062,588	1,902,851,342	35.4%
Fidelity Telecom Services Central Fund	13,872,485	2,046,494	2,149,100	15,582,275	6.9%
Fidelity Utilities Central Fund	18,624,919	3,240,784	154,361	22,841,910	7.3%
Total	$ 2,677,731,057	$ 723,307,162	$ 383,556,684	$ 3,198,909,922
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 815,585,027	$ 815,585,027	$ -	$ -
Fixed-Income Central Funds	2,383,324,895	2,383,324,895	-	-
Money Market Central Funds	1,087,639,452	1,087,639,452	-	-
U.S. Treasury Obligations	2,999,784	-	2,999,784	-
Total Investments in Securities:	$ 4,289,549,158	$ 4,286,549,374	$ 2,999,784	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,999,618)	$ 2,999,784
Fidelity Central Funds (cost $4,074,189,258)	4,286,549,374
Total Investments (cost $4,077,188,876)		$ 4,289,549,158
Receivable for investments sold		28,955,819
Receivable for fund shares sold		5,300,540
Distributions receivable from Fidelity Central Funds		33,018
Prepaid expenses		5,022
Other receivables		52,732
Total assets		4,323,896,289

Liabilities
Payable for investments purchased	$ 1,270,182
Payable for fund shares redeemed	3,600,577
Accrued management fee	1,480,345
Distribution and service plan fees payable	37,060
Other affiliated payables	411,373
Other payables and accrued expenses	18,736
Total liabilities		6,818,273

Net Assets		$ 4,317,078,016
Net Assets consist of:
Paid in capital		$ 4,129,176,276
Undistributed net investment income		6,585,344
Accumulated undistributed net realized gain (loss) on investments		(31,043,886)
Net unrealized appreciation (depreciation) on investments		212,360,282
Net Assets		$ 4,317,078,016

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($43,529,290 ÷ 3,319,654 shares)		$ 13.11

Maximum offering price per share (100/94.25 of $13.11)		$ 13.91
Class T: Net Asset Value and redemption price per share ($19,026,971 ÷ 1,453,615 shares)		$ 13.09

Maximum offering price per share (100/96.50 of $13.09)		$ 13.56
Class B: Net Asset Value and offering price per share ($2,876,252 ÷ 220,006 shares)A		$ 13.07

Class C: Net Asset Value and offering price per share ($21,317,024 ÷ 1,633,106 shares)A		$ 13.05

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($4,203,781,971 ÷ 320,127,633 shares)		$ 13.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,546,508 ÷ 2,022,201 shares)		$ 13.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2012 (Unaudited)
Investment Income
Dividends		$ 559,551
Interest		728
Income from Fidelity Central Funds		45,968,332
Total income		46,528,611

Expenses
Management fee	$ 8,288,791
Transfer agent fees	1,827,843
Distribution and service plan fees	212,341
Accounting fees and expenses	565,182
Custodian fees and expenses	1,185
Independent trustees' compensation	7,047
Registration fees	113,367
Audit	24,874
Legal	13,909
Miscellaneous	18,987
Total expenses before reductions	11,073,526
Expense reductions	(103,193)	10,970,333
Net investment income (loss)		35,558,278
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,375,243
Fidelity Central Funds	13,056,863
Futures contracts	10,491,275
Capital gain distributions from Fidelity Central Funds	83,460
Total net realized gain (loss)		29,006,841
Change in net unrealized appreciation (depreciation) on: Investment securities	166,146,731
Futures contracts	2,808,202
Total change in net unrealized appreciation (depreciation)		168,954,933
Net gain (loss)		197,961,774
Net increase (decrease) in net assets resulting from operations		$ 233,520,052

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,558,278	$ 63,536,387
Net realized gain (loss)	29,006,841	62,599,980
Change in net unrealized appreciation (depreciation)	168,954,933	(50,562,030)
Net increase (decrease) in net assets resulting from operations	233,520,052	75,574,337
Distributions to shareholders from net investment income	(35,321,706)	(63,282,114)
Distributions to shareholders from net realized gain	(46,550,220)	(3,918,088)
Total distributions	(81,871,926)	(67,200,202)
Share transactions - net increase (decrease)	496,357,442	524,800,432
Total increase (decrease) in net assets	648,005,568	533,174,567

Net Assets
Beginning of period	3,669,072,448	3,135,897,881
End of period (including undistributed net investment income of $6,585,344 and undistributed net investment income of $6,348,772, respectively)	$ 4,317,078,016	$ 3,669,072,448

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.62	$ 12.55	$ 11.80	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.10	.19	.22	.33	.39	.48
Net realized and unrealized gain (loss)	.64	.09	.74	.48	(1.27)	.40
Total from investment operations	.74	.28	.96	.81	(.88)	.88
Distributions from net investment income	(.10)	(.20)	(.21)	(.36)	(.42)	(.52)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.25) L	(.21) K	(.21) J	(.36)	(.67)	(1.11)
Net asset value, end of period	$ 13.11	$ 12.62	$ 12.55	$ 11.80	$ 11.35	$ 12.90
Total Return B,C,D	5.95%	2.22%	8.26%	7.51%	(7.18)%	7.03%
Ratios to Average Net Assets F,I
Expenses before reductions	.84% A	.85%	.84%	.87%	.86%	.87% A
Expenses net of fee waivers, if any	.84% A	.85%	.84%	.87%	.86%	.87% A
Expenses net of all reductions	.84% A	.85%	.83%	.87%	.86%	.87% A
Net investment income (loss)	1.50% A	1.51%	1.80%	3.01%	3.18%	3.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,529	$ 36,016	$ 31,268	$ 24,488	$ 8,030	$ 3,422
Portfolio turnover rate G	35% A	19%	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.005 per share.

K Total distributions of $.21 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.015 per share.

L Total distributions of $.25 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class T

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60	$ 12.53	$ 11.78	$ 11.33	$ 12.88	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.08	.16	.19	.30	.36	.45
Net realized and unrealized gain (loss)	.65	.09	.74	.48	(1.28)	.40
Total from investment operations	.73	.25	.93	.78	(.92)	.85
Distributions from net investment income	(.08)	(.16)	(.18)	(.33)	(.38)	(.51)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.24)	(.18)	(.18) J	(.33)	(.63)	(1.10)
Net asset value, end of period	$ 13.09	$ 12.60	$ 12.53	$ 11.78	$ 11.33	$ 12.88
Total Return B,C,D	5.83%	1.96%	8.00%	7.26%	(7.43)%	6.75%
Ratios to Average Net Assets F,I
Expenses before reductions	1.10% A	1.11%	1.09%	1.11%	1.12%	1.11% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.09%	1.11%	1.12%	1.11% A
Expenses net of all reductions	1.10% A	1.10%	1.09%	1.11%	1.12%	1.11% A
Net investment income (loss)	1.24% A	1.26%	1.55%	2.76%	2.93%	3.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,027	$ 17,765	$ 15,771	$ 10,032	$ 4,915	$ 3,954
Portfolio turnover rate G	35% A	19%	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.18 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.59	$ 12.51	$ 11.77	$ 11.32	$ 12.87	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.04	.09	.12	.24	.29	.39
Net realized and unrealized gain (loss)	.64	.10	.74	.49	(1.27)	.38
Total from investment operations	.68	.19	.86	.73	(.98)	.77
Distributions from net investment income	(.05)	(.09)	(.11)	(.28)	(.32)	(.44)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.20) J	(.11)	(.12)	(.28)	(.57)	(1.03)
Net asset value, end of period	$ 13.07	$ 12.59	$ 12.51	$ 11.77	$ 11.32	$ 12.87
Total Return B,C,D	5.46%	1.48%	7.34%	6.70%	(7.89)%	6.13%
Ratios to Average Net Assets F,I
Expenses before reductions	1.65% A	1.65%	1.67%	1.69%	1.67%	1.65% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.66%	1.65% A
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.65%	1.66%	1.65% A
Net investment income (loss)	.69% A	.72%	.99%	2.23%	2.38%	3.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,876	$ 3,044	$ 3,717	$ 2,712	$ 1,975	$ 991
Portfolio turnover rate G	35% A	19%	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.20 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class C

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 12.50	$ 11.76	$ 11.31	$ 12.86	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.05	.10	.12	.24	.29	.39
Net realized and unrealized gain (loss)	.63	.09	.74	.49	(1.26)	.38
Total from investment operations	.68	.19	.86	.73	(.97)	.77
Distributions from net investment income	(.05)	(.10)	(.12)	(.28)	(.33)	(.45)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.20) K	(.12)	(.12) J	(.28)	(.58)	(1.04)
Net asset value, end of period	$ 13.05	$ 12.57	$ 12.50	$ 11.76	$ 11.31	$ 12.86
Total Return B,C,D	5.49%	1.48%	7.40%	6.75%	(7.87)%	6.15%
Ratios to Average Net Assets F,I
Expenses before reductions	1.61% A	1.61%	1.61%	1.63%	1.65%	1.64% A
Expenses net of fee waivers, if any	1.61% A	1.61%	1.61%	1.63%	1.65%	1.64% A
Expenses net of all reductions	1.60% A	1.60%	1.60%	1.63%	1.64%	1.64% A
Net investment income (loss)	.73% A	.76%	1.03%	2.24%	2.40%	3.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,317	$ 19,325	$ 15,728	$ 9,189	$ 3,668	$ 1,697
Portfolio turnover rate G	35% A	19%	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

K Total distributions of $.20 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 20%

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 12.57	$ 11.82	$ 11.36	$ 12.91	$ 13.14
Income from Investment Operations
Net investment income (loss) D	.12	.23	.25	.35	.43	.53
Net realized and unrealized gain (loss)	.64	.09	.75	.50	(1.28)	.38
Total from investment operations	.76	.32	1.00	.85	(.85)	.91
Distributions from net investment income	(.12)	(.23)	(.24)	(.39)	(.45)	(.55)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.27) H	(.25)	(.25)	(.39)	(.70)	(1.14)
Net asset value, end of period	$ 13.13	$ 12.64	$ 12.57	$ 11.82	$ 11.36	$ 12.91
Total Return B,C	6.11%	2.52%	8.54%	7.90%	(6.90)%	7.26%
Ratios to Average Net Assets E,G
Expenses before reductions	.54% A	.55%	.56%	.58%	.56%	.57%
Expenses net of fee waivers, if any	.54% A	.55%	.56%	.58%	.56%	.57%
Expenses net of all reductions	.54% A	.54%	.56%	.58%	.56%	.57%
Net investment income (loss)	1.80% A	1.82%	2.08%	3.30%	3.48%	4.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,203,782	$ 3,569,848	$ 3,064,676	$ 2,305,692	$ 2,265,384	$ 2,509,481
Portfolio turnover rate F	35% A	19%	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.155 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 12.56	$ 11.82	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) D	.11	.23	.25	.36	.42	.53
Net realized and unrealized gain (loss)	.65	.10	.74	.50	(1.27)	.38
Total from investment operations	.76	.33	.99	.86	(.85)	.91
Distributions from net investment income	(.11)	(.23)	(.24)	(.39)	(.45)	(.55)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.27)	(.25)	(.25)	(.39)	(.70)	(1.14)
Net asset value, end of period	$ 13.13	$ 12.64	$ 12.56	$ 11.82	$ 11.35	$ 12.90
Total Return B,C	6.08%	2.57%	8.46%	8.00%	(6.91)%	7.24%
Ratios to Average Net Assets E,H
Expenses before reductions	.58% A	.59%	.56%	.56%	.57%	.59% A
Expenses net of fee waivers, if any	.58% A	.59%	.56%	.56%	.57%	.59% A
Expenses net of all reductions	.57% A	.59%	.55%	.56%	.56%	.59% A
Net investment income (loss)	1.76% A	1.77%	2.09%	3.32%	3.48%	4.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,547	$ 23,073	$ 4,739	$ 2,697	$ 1,722	$ 248
Portfolio turnover rate F	35% A	19%	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.1	15.5
Fannie Mae	12.6	12.3
Freddie Mac	3.6	4.1
Ginnie Mae	2.8	3.3
Wachovia Bank Commercial Mortgage Trust	0.5	0.0
	36.6
Quality Diversification (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
U.S. Government and U.S. Government Agency Obligations 36.2%	U.S. Government and U.S. Government Agency Obligations 35.4%
AAA,AA,A 5.0%	AAA,AA,A 7.6%
BBB 6.6%	BBB 6.6%
BB and Below 7.4%	BB and Below 7.8%
Not Rated 0.7%	Not Rated 0.7%
Equities* 28.2%	Equities** 29.2%
Short-Term Investments and Net Other Assets 15.9%	Short-Term Investments and Net Other Assets 12.7%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%	** Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.8	0.4
Chevron Corp.	0.4	0.3
Procter & Gamble Co.	0.3	0.3
Microsoft Corp.	0.3	0.1
British American Tobacco PLC sponsored ADR	0.2	0.2
	2.0
Asset Allocation (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
Stock Class* 28.4%	Stock Class** and Equity Futures 27.0%
Bond Class 53.0%	Bond Class 55.9%
Short-Term Class 18.6%	Short-Term Class 17.1%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%	** Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 30%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	6.0
Fidelity Information Technology Central Fund	4.1
Fidelity Financials Central Fund	3.7
Fidelity Health Care Central Fund	2.5
Fidelity Consumer Discretionary Central Fund	2.4
Fidelity Energy Central Fund	2.3
Fidelity Industrials Central Fund	2.3
Fidelity Consumer Staples Central Fund	2.0
Fidelity Emerging Markets Equity Central Fund	1.0
Fidelity Materials Central Fund	0.8
Fidelity Utilities Central Fund	0.8
Fidelity Telecom Services Central Fund	0.5
Fidelity Commodity Strategy Central Fund	0.5
Total Equity Central Funds	28.9
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.6
Investment Grade Fixed-Income Funds	47.6
Total Fixed-Income Central Funds	55.2
Money Market Central Funds	15.4
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.4
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 12.9% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 30%

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 28.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	152,212	$ 1,636,281
Fidelity Consumer Discretionary Central Fund (b)	53,924	7,992,677
Fidelity Consumer Staples Central Fund (b)	43,591	6,682,440
Fidelity Emerging Markets Equity Central Fund (b)	17,205	3,467,993
Fidelity Energy Central Fund (b)	61,084	7,587,285
Fidelity Financials Central Fund (b)	210,900	12,571,747
Fidelity Health Care Central Fund (b)	55,968	8,385,154
Fidelity Industrials Central Fund (b)	51,223	7,918,055
Fidelity Information Technology Central Fund (b)	71,962	13,874,970
Fidelity International Equity Central Fund (b)	304,748	20,314,508
Fidelity Materials Central Fund (b)	15,711	2,751,299
Fidelity Telecom Services Central Fund (b)	14,333	1,790,955
Fidelity Utilities Central Fund (b)	24,554	2,698,197
TOTAL EQUITY CENTRAL FUNDS (Cost $87,108,153)		97,671,561
Fixed-Income Central Funds - 55.2%

High Yield Fixed-Income Funds - 7.6%
Fidelity Emerging Markets Debt Central Fund (b)	160,851	1,684,110
Fidelity Floating Rate Central Fund (b)	135,917	13,767,040
Fidelity High Income Central Fund 1 (b)	103,095	10,204,391
TOTAL HIGH YIELD FIXED-INCOME FUNDS		25,655,541
Investment Grade Fixed-Income Funds - 47.6%
Fidelity Inflation-Protected Bond Index Central Fund (b)	118,844	11,822,644
Fidelity Tactical Income Central Fund (b)	1,411,319	148,922,368
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		160,745,012
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $178,364,029)		186,400,553
Money Market Central Funds - 15.4%

Fidelity Cash Central Fund, 0.14% (a)	29,606,477	29,606,477
Fidelity Money Market Central Fund, 0.41% (a)	22,307,808	22,307,808
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $51,914,285)		51,914,285
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.09% 5/24/12 (Cost $199,975)	$ 200,000	$ 199,986
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $317,586,442)	336,186,385
NET OTHER ASSETS (LIABILITIES) - 0.4%	1,434,615
NET ASSETS - 100%	$ 337,621,000
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,019
Fidelity Commodity Strategy Central Fund	766
Fidelity Consumer Discretionary Central Fund	53,752
Fidelity Consumer Staples Central Fund	88,913
Fidelity Emerging Markets Debt Central Fund	46,856
Fidelity Emerging Markets Equity Central Fund	16,343
Fidelity Energy Central Fund	57,144
Fidelity Financials Central Fund	48,519
Fidelity Floating Rate Central Fund	379,801
Fidelity Health Care Central Fund	34,274
Fidelity High Income Central Fund 1	333,978
Fidelity Industrials Central Fund	57,724
Fidelity Information Technology Central Fund	25,247
Fidelity International Equity Central Fund	164,631
Fidelity Materials Central Fund	22,764
Fidelity Money Market Central Fund	42,354
Fidelity Tactical Income Central Fund	2,017,250
Fidelity Telecom Services Central Fund	22,634
Fidelity Utilities Central Fund	38,520
Total	$ 3,461,489
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 4,338	$ 3,280,867	$ 1,588,379	$ 1,636,281	0.2%
Fidelity Consumer Discretionary Central Fund	4,527,444	2,003,654	137,848	7,992,677	0.9%
Fidelity Consumer Staples Central Fund	4,514,241	2,080,984	820,368	6,682,440	0.8%
Fidelity Emerging Markets Debt Central Fund	1,099,064	499,625	28,871	1,684,110	1.4%
Fidelity Emerging Markets Equity Central Fund	2,650,161	1,187,261	1,014,697	3,467,993	1.1%
Fidelity Energy Central Fund	4,852,034	2,220,500	684,560	7,587,285	0.8%
Fidelity Financials Central Fund	6,935,833	4,088,310	1,339,704	12,571,747	0.9%
Fidelity Floating Rate Central Fund	7,371,402	11,669,401	6,040,083	13,767,040	0.8%
Fidelity Health Care Central Fund	5,426,053	2,266,173	705,839	8,385,154	0.8%
Fidelity High Income Central Fund 1	7,455,874	3,085,068	1,016,229	10,204,391	1.9%
Fidelity Industrials Central Fund	4,765,482	2,100,711	675,973	7,918,055	0.8%
Fidelity Inflation-Protected Bond Index Central Fund	-	11,910,472	31,024	11,822,644	2.2%
Fidelity Information Technology Central Fund	8,538,750	3,981,706	1,622,679	13,874,970	0.8%
Fidelity International Equity Central Fund	14,610,379	6,343,651	2,985,225	20,314,508	1.2%
Fidelity Materials Central Fund	1,713,575	786,524	333,168	2,751,299	0.9%
Fidelity Tactical Income Central Fund	113,762,037	45,846,703	11,570,359	148,922,368	2.8%
Fidelity Telecom Services Central Fund	1,219,966	572,833	186,479	1,790,955	0.8%
Fidelity Utilities Central Fund	1,773,438	858,124	51,796	2,698,197	0.9%
Total	$ 191,220,071	$ 104,782,567	$ 30,833,281	$ 284,072,114
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 97,671,561	$ 97,671,561	$ -	$ -
Fixed-Income Central Funds	186,400,553	186,400,553	-	-
Money Market Central Funds	51,914,285	51,914,285	-	-
U.S. Treasury Obligations	199,986	-	199,986	-
Total Investments in Securities:	$ 336,186,385	$ 335,986,399	$ 199,986	$ -

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.1%
United Kingdom	2.3%
Japan	1.1%
Others (Individually Less Than 1%)	9.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $199,975)	$ 199,986
Fidelity Central Funds (cost $317,386,467)	335,986,399
Total Investments (cost $317,586,442)		$ 336,186,385
Receivable for investments sold		1,540,097
Receivable for fund shares sold		509,102
Distributions receivable from Fidelity Central Funds		2,759
Prepaid expenses		347
Other receivables		5,370
Total assets		338,244,060

Liabilities
Payable for investments purchased	$ 193,588
Payable for fund shares redeemed	252,155
Accrued management fee	115,095
Distribution and service plan fees payable	11,717
Other affiliated payables	34,532
Other payables and accrued expenses	15,973
Total liabilities		623,060

Net Assets		$ 337,621,000
Net Assets consist of:
Paid in capital		$ 320,937,457
Undistributed net investment income		561,545
Accumulated undistributed net realized gain (loss) on investments		(2,477,945)
Net unrealized appreciation (depreciation) on investments		18,599,943
Net Assets		$ 337,621,000

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,700,495 ÷ 1,075,675 shares)		$ 9.95

Maximum offering price per share (100/94.25 of $9.95)		$ 10.56
Class T: Net Asset Value and redemption price per share ($6,066,406 ÷ 610,458 shares)		$ 9.94

Maximum offering price per share (100/96.50 of $9.94)		$ 10.30
Class B: Net Asset Value and offering price per share ($1,100,614 ÷ 110,770 shares)A		$ 9.94

Class C: Net Asset Value and offering price per share ($7,289,465 ÷ 734,975 shares)A		$ 9.92

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($310,956,275 ÷ 31,241,785 shares)		$ 9.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,507,745 ÷ 151,465 shares)		$ 9.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 35,367
Interest		39
Income from Fidelity Central Funds		3,461,489
Total income		3,496,895

Expenses
Management fee	$ 597,579
Transfer agent fees	128,484
Distribution and service plan fees	66,332
Accounting fees and expenses	59,612
Custodian fees and expenses	508
Independent trustees' compensation	483
Registration fees	40,429
Audit	26,147
Legal	846
Miscellaneous	1,250
Total expenses before reductions	921,670
Expense reductions	(11,306)	910,364
Net investment income (loss)		2,586,531
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	324,006
Fidelity Central Funds	(952,306)
Futures contracts	615,285
Capital gain distributions from Fidelity Central Funds	5,466
Total net realized gain (loss)		(7,549)
Change in net unrealized appreciation (depreciation) on: Investment securities	19,720,609
Futures contracts	201,992
Total change in net unrealized appreciation (depreciation)		19,922,601
Net gain (loss)		19,915,052
Net increase (decrease) in net assets resulting from operations		$ 22,501,583

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,586,531	$ 3,521,806
Net realized gain (loss)	(7,549)	3,649,060
Change in net unrealized appreciation (depreciation)	19,922,601	(7,452,507)
Net increase (decrease) in net assets resulting from operations	22,501,583	(281,641)
Distributions to shareholders from net investment income	(2,379,876)	(3,364,493)
Distributions to shareholders from net realized gain	(3,126,905)	(4,696,545)
Total distributions	(5,506,781)	(8,061,038)
Share transactions - net increase (decrease)	90,075,735	109,056,408
Total increase (decrease) in net assets	107,070,537	100,713,729

Net Assets
Beginning of period	230,550,463	129,836,734
End of period (including undistributed net investment income of $561,545 and undistributed net investment income of $354,890, respectively)	$ 337,621,000	$ 230,550,463

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.16	.17	.22	.24
Net realized and unrealized gain (loss)	.69	.01 H	.67	.40	(1.39)
Total from investment operations	.76	.17	.84	.62	(1.15)
Distributions from net investment income	(.07)	(.15)	(.17)	(.24)	(.19)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.18)	(.46)	(.22)	(.24)	(.19)
Net asset value, end of period	$ 9.95	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B, C, D	8.22%	1.67%	9.39%	7.50%	(11.63)%
Ratios to Average Net Assets F, J
Expenses before reductions	.89% A	.91%	.98%	1.21%	1.66% A
Expenses net of fee waivers, if any	.89% A	.90%	.90%	.90%	.98% A
Expenses net of all reductions	.89% A	.89%	.89%	.89%	.98% A
Net investment income (loss)	1.55% A	1.63%	1.83%	2.75%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,700	$ 9,024	$ 7,495	$ 4,305	$ 1,159
Portfolio turnover rate G	34% A	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 9, 2007 (commencement of operations) to September 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 9.65	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.14	.15	.20	.22
Net realized and unrealized gain (loss)	.69	.01 H	.67	.40	(1.40)
Total from investment operations	.75	.15	.82	.60	(1.18)
Distributions from net investment income	(.06)	(.13)	(.15)	(.22)	(.17)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.17)	(.44)	(.20)	(.22)	(.17)
Net asset value, end of period	$ 9.94	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Total Return B, C, D	8.09%	1.47%	9.15%	7.25%	(11.91)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.14% A	1.13%	1.19%	1.46%	1.97% A
Expenses net of fee waivers, if any	1.14% A	1.13%	1.15%	1.15%	1.20% A
Expenses net of all reductions	1.13% A	1.13%	1.14%	1.14%	1.20% A
Net investment income (loss)	1.30% A	1.39%	1.58%	2.50%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,066	$ 4,885	$ 5,800	$ 2,181	$ 1,074
Portfolio turnover rate G	34% A	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 9, 2007 (commencement of operations) to September 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 9.65	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.09	.10	.16	.17
Net realized and unrealized gain (loss)	.69	- H, K	.67	.40	(1.39)
Total from investment operations	.73	.09	.77	.56	(1.22)
Distributions from net investment income	(.04)	(.07)	(.11)	(.18)	(.13)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.15)	(.38)	(.15) L	(.18)	(.13)
Net asset value, end of period	$ 9.94	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Total ReturnB, C, D	7.83%	.89%	8.62%	6.73%	(12.30)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.69% A	1.70%	1.78%	2.00%	2.71% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.73% A
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.65%	1.73% A
Net investment income (loss)	.79% A	.88%	1.08%	2.00%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,101	$ 1,076	$ 1,336	$ 773	$ 480
Portfolio turnover rate G	34% A	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 9, 2007 (commencement of operations) to September 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.15 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.045 per share.

Financial Highlights - Class C

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 9.63	$ 9.01	$ 8.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.09	.10	.16	.17
Net realized and unrealized gain (loss)	.69	.01 H	.67	.39	(1.39)
Total from investment operations	.73	.10	.77	.55	(1.22)
Distributions from net investment income	(.04)	(.08)	(.10)	(.18)	(.14)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.15)	(.39)	(.15)	(.18)	(.14)
Net asset value, end of period	$ 9.92	$ 9.34	$ 9.63	$ 9.01	$ 8.64
Total Return B, C, D	7.85%	.92%	8.63%	6.62%	(12.30)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.66% A	1.67%	1.72%	1.95%	2.37% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.70% A
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.64%	1.70% A
Net investment income (loss)	.79% A	.88%	1.08%	2.00%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,289	$ 5,967	$ 4,789	$ 2,499	$ 1,495
Portfolio turnover rate G	34% A	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 9, 2007 (commencement of operations) to September 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 30%

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.19	.19	.24	.26
Net realized and unrealized gain (loss)	.68	.01 G	.67	.40	(1.39)
Total from investment operations	.77	.20	.86	.64	(1.13)
Distributions from net investment income	(.09)	(.18)	(.19)	(.26)	(.21)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.19) J	(.49)	(.24)	(.26)	(.21)
Net asset value, end of period	$ 9.95	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B, C	8.37%	1.98%	9.67%	7.77%	(11.43)%
Ratios to Average Net Assets E, I
Expenses before reductions	.59% A	.61%	.69%	.90%	1.24% A
Expenses net of fee waivers, if any	.59% A	.61%	.65%	.65%	.73% A
Expenses net of all reductions	.58% A	.60%	.64%	.65%	.72% A
Net investment income (loss)	1.85% A	1.92%	2.08%	3.00%	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 310,956	$ 208,380	$ 109,249	$ 61,207	$ 26,016
Portfolio turnover rate F	34% A	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.19 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.109 per share.

Financial Highlights - Institutional Class

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.19	.19	.24	.26
Net realized and unrealized gain (loss)	.68	- G, J	.67	.40	(1.39)
Total from investment operations	.77	.19	.86	.64	(1.13)
Distributions from net investment income	(.08)	(.18)	(.19)	(.26)	(.21)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.19)	(.48) K	(.24)	(.26)	(.21)
Net asset value, end of period	$ 9.95	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B, C	8.34%	1.93%	9.67%	7.77%	(11.45)%
Ratios to Average Net Assets E, I
Expenses before reductions	.65% A	.63%	.71%	.97%	1.76% A
Expenses net of fee waivers, if any	.65% A	.63%	.65%	.65%	.75% A
Expenses net of all reductions	.64% A	.62%	.64%	.65%	.75% A
Net investment income (loss)	1.79% A	1.90%	2.08%	3.00%	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,508	$ 1,218	$ 1,168	$ 773	$ 209
Portfolio turnover rate F	34% A	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.48 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.309 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.5	14.1
Fannie Mae	11.2	11.1
Freddie Mac	3.2	3.7
Ginnie Mae	2.5	3.0
Wachovia Bank Commercial Mortgage Trust	0.5	0.0
	32.9
Quality Diversification (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
U.S. Government and U.S. Government Agency Obligations 32.5%	U.S. Government and U.S. Government Agency Obligations 32.0%
AAA,AA,A 4.3%	AAA,AA,A 7.0%
BBB 6.0%	BBB 5.8%
BB and Below 7.3%	BB and Below 7.4%
Not Rated 0.7%	Not Rated 0.7%
Equities* 37.9%	Equities** 38.5%
Short-Term Investments and Net Other Assets 11.3%	Short-Term Investments and Net Other Assets 8.6%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%	** Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.0	0.6
Chevron Corp.	0.5	0.4
Procter & Gamble Co.	0.4	0.5
Microsoft Corp.	0.4	0.2
British American Tobacco PLC sponsored ADR	0.3	0.2
	2.6
Asset Allocation (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
Stock Class * 38.3%	Stock Class and Equity Futures ** 37.0%
Bond Class 48.2%	Bond Class 50.6%
Short-Term Class 13.5%	Short-Term Class 12.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%	** Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 40%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	8.0
Fidelity Information Technology Central Fund	5.6
Fidelity Financials Central Fund	5.0
Fidelity Health Care Central Fund	3.4
Fidelity Industrials Central Fund	3.2
Fidelity Consumer Discretionary Central Fund	3.1
Fidelity Energy Central Fund	3.0
Fidelity Consumer Staples Central Fund	2.7
Fidelity Emerging Markets Equity Central Fund	1.5
Fidelity Materials Central Fund	1.1
Fidelity Utilities Central Fund	1.1
Fidelity Telecom Services Central Fund	0.7
Fidelity Commodity Strategy Central Fund	0.5
Total Equity Central Funds	38.9
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.6
Investment Grade Fixed-Income Funds	42.6
Total Fixed-Income Central Funds	50.2
Money Market Central Funds	10.2
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.6
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 16.5% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 40%

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 38.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	135,276	$ 1,454,213
Fidelity Consumer Discretionary Central Fund (b)	62,935	9,328,180
Fidelity Consumer Staples Central Fund (b)	51,660	7,919,458
Fidelity Emerging Markets Equity Central Fund (b)	22,262	4,487,287
Fidelity Energy Central Fund (b)	72,084	8,953,528
Fidelity Financials Central Fund (b)	250,091	14,907,927
Fidelity Health Care Central Fund (b)	66,344	9,939,659
Fidelity Industrials Central Fund (b)	60,769	9,393,627
Fidelity Information Technology Central Fund (b)	85,217	16,430,743
Fidelity International Equity Central Fund (b)	354,791	23,650,379
Fidelity Materials Central Fund (b)	18,676	3,270,597
Fidelity Telecom Services Central Fund (b)	16,939	2,116,532
Fidelity Utilities Central Fund (b)	29,001	3,186,922
TOTAL EQUITY CENTRAL FUNDS (Cost $103,817,172)		115,039,052
Fixed-Income Central Funds - 50.2%

High Yield Fixed-Income Funds - 7.6%
Fidelity Emerging Markets Debt Central Fund (b)	140,147	1,467,339
Fidelity Floating Rate Central Fund (b)	118,909	12,044,254
Fidelity High Income Central Fund 1 (b)	90,365	8,944,304
TOTAL HIGH YIELD FIXED-INCOME FUNDS		22,455,897

Investment Grade Fixed-Income Funds - 42.6%

Fidelity Inflation-Protected Bond Index Central Fund (b)	104,158	10,361,631
Fidelity Tactical Income Central Fund (b)	1,096,245	115,675,724
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		126,037,355
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $143,331,595)		148,493,252
Money Market Central Funds - 10.2%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (a)	19,998,559	$ 19,998,559
Fidelity Money Market Central Fund, 0.41% (a)	10,234,840	10,234,840
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $30,233,399)		30,233,399
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% 5/24/12 (Cost $99,987)	$ 100,000	99,993
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $277,482,153)	293,865,696
NET OTHER ASSETS (LIABILITIES) - 0.6%	1,832,154
NET ASSETS - 100%	$ 295,697,850
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,074
Fidelity Commodity Strategy Central Fund	630
Fidelity Consumer Discretionary Central Fund	59,165
Fidelity Consumer Staples Central Fund	98,840
Fidelity Emerging Markets Debt Central Fund	37,262
Fidelity Emerging Markets Equity Central Fund	18,354
Fidelity Energy Central Fund	63,402
Fidelity Financials Central Fund	52,862
Fidelity Floating Rate Central Fund	300,737
Fidelity Health Care Central Fund	38,033
Fidelity High Income Central Fund 1	260,818
Fidelity Industrials Central Fund	64,743
Fund	Income earned
Fidelity Information Technology Central Fund	$ 27,962
Fidelity International Equity Central Fund	185,751
Fidelity Materials Central Fund	25,348
Fidelity Money Market Central Fund	19,432
Fidelity Tactical Income Central Fund	1,422,125
Fidelity Telecom Services Central Fund	24,853
Fidelity Utilities Central Fund	42,630
Total	$ 2,748,021
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 3,132	$ $2,862,137	$ 1,357,464	$ 1,454,213	0.2%
Fidelity Consumer Discretionary Central Fund	4,483,655	3,256,533	119,472	9,328,180	1.0%
Fidelity Consumer Staples Central Fund	4,558,982	3,221,586	840,053	7,919,458	0.9%
Fidelity Emerging Markets Debt Central Fund	799,850	597,001	19,583	1,467,339	1.3%
Fidelity Emerging Markets Equity Central Fund	2,692,815	1,965,443	870,512	4,487,287	1.4%
Fidelity Energy Central Fund	4,991,049	3,448,122	764,410	8,953,528	1.0%
Fidelity Financials Central Fund	7,133,563	5,695,669	987,365	14,907,927	1.0%
Fidelity Floating Rate Central Fund	5,172,942	10,709,871	4,440,639	12,044,254	0.7%
Fidelity Health Care Central Fund	5,458,156	3,649,504	684,227	9,939,659	1.0%
Fidelity High Income Central Fund 1	5,232,601	3,622,694	433,434	8,944,304	1.7%
Fidelity Industrials Central Fund	4,818,810	3,420,996	706,807	9,393,627	1.0%
Fidelity Inflation-Protected Bond Index Central Fund	-	10,419,110	12,347	10,361,631	1.9%
Fidelity Information Technology Central Fund	8,490,020	6,360,555	1,640,633	16,430,743	1.0%
Fidelity International Equity Central Fund	14,342,393	9,755,472	2,978,357	23,650,379	1.4%
Fidelity Materials Central Fund	1,771,211	1,249,998	387,896	3,270,597	1.0%
Fidelity Tactical Income Central Fund	73,770,150	50,410,112	9,158,969	115,675,724	2.2%
Fidelity Telecom Services Central Fund	1,224,590	882,486	188,536	2,116,532	0.9%
Fidelity Utilities Central Fund	1,806,392	1,297,606	45,958	3,186,922	1.0%
Total	$ 146,750,311	$ 122,824,895	$ 25,636,662	$ 263,532,304
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 115,039,052	$ 115,039,052	$ -	$ -
Fixed-Income Central Funds	148,493,252	148,493,252	-	-
Money Market Central Funds	30,233,399	30,233,399	-	-
U.S. Treasury Obligations	99,993	-	99,993	-
Total Investments in Securities:	$ 293,865,696	$ 293,765,703	$ 99,993	$ -

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.5%
United Kingdom	2.9%
Japan	1.4%
Switzerland	1.2%
France	1.0%
Others (Individually Less Than 1%)	10.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $99,987)	$ 99,993
Fidelity Central Funds (cost $277,382,166)	293,765,703
Total Investments (cost $277,482,153)		$ 293,865,696
Receivable for investments sold		1,828,997
Receivable for fund shares sold		715,368
Distributions receivable from Fidelity Central Funds		1,734
Prepaid expenses		243
Other receivables		5,542
Total assets		296,417,580

Liabilities
Payable for investments purchased	$ 383,544
Payable for fund shares redeemed	181,840
Accrued management fee	96,985
Distribution and service plan fees payable	9,895
Other affiliated payables	28,573
Other payables and accrued expenses	18,893
Total liabilities		719,730

Net Assets		$ 295,697,850
Net Assets consist of:
Paid in capital		$ 278,813,753
Undistributed net investment income		1,103,651
Accumulated undistributed net realized gain (loss) on investments		(603,097)
Net unrealized appreciation (depreciation) on investments		16,383,543
Net Assets		$ 295,697,850

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,592,518 ÷ 1,270,875 shares)		$ 9.91

Maximum offering price per share (100/94.25 of $9.91)		$ 10.51
Class T: Net Asset Value and redemption price per share ($4,513,473 ÷ 456,190 shares)		$ 9.89

Maximum offering price per share (100/96.50 of $9.89)		$ 10.25
Class B: Net Asset Value and offering price per share ($907,333 ÷ 91,640 shares)A		$ 9.90

Class C: Net Asset Value and offering price per share ($5,783,995 ÷ 585,347 shares)A		$ 9.88

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($271,147,420 ÷ 27,367,397 shares)		$ 9.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($753,111 ÷ 76,010 shares)		$ 9.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2012 (Unaudited)
Investment Income
Dividends		$ 21,929
Interest		22
Income from Fidelity Central Funds		2,748,021
Total income		2,769,972

Expenses
Management fee	$ 474,386
Transfer agent fees	102,979
Distribution and service plan fees	50,796
Accounting fees and expenses	47,326
Custodian fees and expenses	454
Independent trustees' compensation	372
Registration fees	36,215
Audit	29,105
Legal	636
Miscellaneous	915
Total expenses before reductions	743,184
Expense reductions	(13,329)	729,855
Net investment income (loss)		2,040,117
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	178,989
Fidelity Central Funds	(669,084)
Futures contracts	194,134
Capital gain distributions from Fidelity Central Funds	4,310
Total net realized gain (loss)		(291,651)
Change in net unrealized appreciation (depreciation) on: Investment securities	20,197,496
Futures contracts	162,583
Total change in net unrealized appreciation (depreciation)		20,360,079
Net gain (loss)		20,068,428
Net increase (decrease) in net assets resulting from operations		$ 22,108,545

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,040,117	$ 2,416,931
Net realized gain (loss)	(291,651)	2,647,542
Change in net unrealized appreciation (depreciation)	20,360,079	(7,425,355)
Net increase (decrease) in net assets resulting from operations	22,108,545	(2,360,882)
Distributions to shareholders from net investment income	(1,730,528)	(2,058,508)
Distributions to shareholders from net realized gain	(2,009,598)	(2,999,305)
Total distributions	(3,740,126)	(5,057,813)
Share transactions - net increase (decrease)	111,649,822	82,055,159
Total increase (decrease) in net assets	130,018,241	74,636,464

Net Assets
Beginning of period	165,679,609	91,043,145
End of period (including undistributed net investment income of $1,103,651 and undistributed net investment income of $794,062, respectively)	$ 295,697,850	$ 165,679,609

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 9.45	$ 8.77	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.16	.16	.20	.23
Net realized and unrealized gain (loss)	.87	(.06)	.70	.34	(1.66)
Total from investment operations	.94	.10	.86	.54	(1.43)
Distributions from net investment income	(.08)	(.14)	(.15)	(.19)	(.15)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.16) J	(.42)	(.18)	(.19)	(.15)
Net asset value, end of period	$ 9.91	$ 9.13	$ 9.45	$ 8.77	$ 8.42
Total Return B,C,D	10.47%	.91%	9.96%	6.80%	(14.43)%
Ratios to Average Net Assets F,I
Expenses before reductions	.91% A	.95%	1.06%	1.33%	1.91% A
Expenses net of fee waivers, if any	.90% A	.90%	.90%	.90%	1.00% A
Expenses net of all reductions	.89% A	.89%	.89%	.90%	1.00% A
Net investment income (loss)	1.54% A	1.61%	1.77%	2.62%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,593	$ 10,337	$ 6,308	$ 2,921	$ 2,033
Portfolio turnover rate G	33% A	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.088 per share.

Financial Highlights - Class T

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 9.44	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.13	.14	.18	.21
Net realized and unrealized gain (loss)	.86	(.05)	.70	.35	(1.66)
Total from investment operations	.92	.08	.84	.53	(1.45)
Distributions from net investment income	(.06)	(.12)	(.13)	(.18)	(.14)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.15)	(.40)	(.16)	(.18)	(.14)
Net asset value, end of period	$ 9.89	$ 9.12	$ 9.44	$ 8.76	$ 8.41
Total Return B,C,D	10.23%	.68%	9.69%	6.59%	(14.67)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.18% A	1.19%	1.32%	1.59%	2.15% A
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.25% A
Expenses net of all reductions	1.14% A	1.14%	1.14%	1.15%	1.25% A
Net investment income (loss)	1.28% A	1.36%	1.52%	2.37%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,513	$ 3,760	$ 2,972	$ 2,089	$ 1,840
Portfolio turnover rate G	33% A	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 9.44	$ 8.75	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.08	.09	.14	.16
Net realized and unrealized gain (loss)	.86	(.06)	.71	.35	(1.66)
Total from investment operations	.90	.02	.80	.49	(1.50)
Distributions from net investment income	(.04)	(.07)	(.08)	(.14)	(.10)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.12) K	(.34) J	(.11)	(.14)	(.10)
Net asset value, end of period	$ 9.90	$ 9.12	$ 9.44	$ 8.75	$ 8.40
Total Return B,C,D	10.02%	.13%	9.20%	6.02%	(15.09)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.72% A	1.73%	1.82%	2.08%	2.64% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.77% A
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.65%	1.77% A
Net investment income (loss)	.79% A	.86%	1.01%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 907	$ 856	$ 1,075	$ 1,263	$ 1,378
Portfolio turnover rate G	33% A	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.34 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.278 per share.

K Total distributions of $.12 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.088 per share.

Financial Highlights - Class C

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.43	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.08	.09	.14	.16
Net realized and unrealized gain (loss)	.86	(.05)	.70	.34	(1.65)
Total from investment operations	.90	.03	.79	.48	(1.49)
Distributions from net investment income	(.04)	(.08)	(.09)	(.13)	(.10)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.13)	(.35) J	(.12)	(.13)	(.10)
Net asset value, end of period	$ 9.88	$ 9.11	$ 9.43	$ 8.76	$ 8.41
Total Return B,C,D	9.96%	.22%	9.07%	6.00%	(15.01)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.68% A	1.70%	1.82%	2.09%	2.66% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.76% A
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.65%	1.76% A
Net investment income (loss)	.79% A	.86%	1.02%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,784	$ 3,911	$ 2,193	$ 1,469	$ 1,384
Portfolio turnover rate G	33% A	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.35 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.278 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 40%

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 9.45	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.18	.18	.22	.25
Net realized and unrealized gain (loss)	.86	(.06)	.71	.34	(1.65)
Total from investment operations	.95	.12	.89	.56	(1.40)
Distributions from net investment income	(.09)	(.17)	(.18)	(.22)	(.17)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.17) J	(.44) I	(.21)	(.22)	(.17)
Net asset value, end of period	$ 9.91	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Total Return B,C	10.61%	1.17%	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets E,H
Expenses before reductions	.60% A	.64%	.76%	1.05%	1.68% A
Expenses net of fee waivers, if any	.60% A	.64%	.65%	.65%	.72% A
Expenses net of all reductions	.59% A	.63%	.64%	.64%	.72% A
Net investment income (loss)	1.84% A	1.87%	2.02%	2.88%	2.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 271,147	$ 146,236	$ 77,613	$ 36,198	$ 10,929
Portfolio turnover rate F	33% A	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.278 per share.

J Total distributions of $.17 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.088 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 9.45	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.18	.18	.22	.25
Net realized and unrealized gain (loss)	.86	(.06)	.71	.34	(1.65)
Total from investment operations	.95	.12	.89	.56	(1.40)
Distributions from net investment income	(.09)	(.16)	(.18)	(.22)	(.17)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.17) I	(.44)	(.21)	(.22)	(.17)
Net asset value, end of period	$ 9.91	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Total Return B,C	10.59%	1.15%	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets E,H
Expenses before reductions	.69% A	.68%	.76%	1.07%	1.63% A
Expenses net of fee waivers, if any	.65% A	.65%	.65%	.65%	.76% A
Expenses net of all reductions	.65% A	.64%	.64%	.65%	.76% A
Net investment income (loss)	1.78% A	1.86%	2.01%	2.87%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 753	$ 580	$ 882	$ 931	$ 1,339
Portfolio turnover rate F	33% A	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.088 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.3	0.7
Chevron Corp.	0.6	0.5
Procter & Gamble Co.	0.6	0.6
Microsoft Corp.	0.5	0.2
British American Tobacco PLC sponsored ADR	0.4	0.3
General Electric Co.	0.4	0.5
The Coca-Cola Co.	0.4	0.4
Citigroup, Inc.	0.3	0.3
CVS Caremark Corp.	0.3	0.3
United Technologies Corp.	0.4	0.2
	5.2
Top Five Bond Issuers as of March 31, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	13.5	12.5
Fannie Mae	9.7	9.8
Freddie Mac	2.7	3.3
Ginnie Mae	2.2	2.6
Wachovia Bank Commercial Mortgage Trust	0.4	0.0
	28.5
Asset Allocation (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
Stock Class* 47.7%	Stock Class and Equity Futures** 45.5%
Bond Class 42.1%	Bond Class 46.3%
Short-Term Class 10.2%	Short-Term Class 8.2%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%	** Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 50%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	10.0
Fidelity Information Technology Central Fund	7.0
Fidelity Financials Central Fund	6.2
Fidelity Health Care Central Fund	4.2
Fidelity Consumer Discretionary Central Fund	3.9
Fidelity Industrials Central Fund	3.9
Fidelity Energy Central Fund	3.7
Fidelity Consumer Staples Central Fund	3.4
Fidelity Emerging Markets Equity Central Fund	2.0
Fidelity Materials Central Fund	1.4
Fidelity Utilities Central Fund	1.3
Fidelity Commodity Strategy Central Fund	1.0
Fidelity Telecom Services Central Fund	0.9
Total Equity Central Funds	48.9
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.6
Investment Grade Fixed-Income Funds	37.2
Total Fixed-Income Central Funds	43.8
Money Market Central Funds	6.8
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.4
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 19.9% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 50%

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 48.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	6,266,012	$ 67,359,632
Fidelity Consumer Discretionary Central Fund (b)	1,811,592	268,514,142
Fidelity Consumer Staples Central Fund (b)	1,505,646	230,815,485
Fidelity Emerging Markets Equity Central Fund (b)	690,547	139,193,650
Fidelity Energy Central Fund (b)	2,078,516	258,172,415
Fidelity Financials Central Fund (b)	7,216,664	430,185,317
Fidelity Health Care Central Fund (b)	1,925,563	288,487,850
Fidelity Industrials Central Fund (b)	1,758,082	271,764,349
Fidelity Information Technology Central Fund (b)	2,483,955	478,931,447
Fidelity International Equity Central Fund (b)	10,362,403	690,757,761
Fidelity Materials Central Fund (b)	542,384	94,982,200
Fidelity Telecom Services Central Fund (b)	494,644	61,805,769
Fidelity Utilities Central Fund (b)	808,607	88,857,873
TOTAL EQUITY CENTRAL FUNDS (Cost $2,988,950,496)		3,369,827,890
Fixed-Income Central Funds - 43.8%

High Yield Fixed-Income Funds - 6.6%
Fidelity Emerging Markets Debt Central Fund (b)	3,596,365	37,653,940
Fidelity Floating Rate Central Fund (b)	2,073,109	209,985,194
Fidelity High Income Central Fund 1 (b)	2,110,388	208,886,233
TOTAL HIGH YIELD FIXED-INCOME FUNDS		456,525,367
Investment Grade Fixed-Income Funds - 37.2%
Fidelity Inflation-Protected Bond Index Central Fund (b)	2,083,614	207,277,897
Fidelity Tactical Income Central Fund (b)	22,306,313	2,353,762,099
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,561,039,996
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,857,519,209)		3,017,565,363
Money Market Central Funds - 6.8%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (a)	245,079,899	$ 245,079,899
Fidelity Money Market Central Fund, 0.41% (a)	226,329,622	226,329,622
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $471,409,521)		471,409,521
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% 5/24/12 (Cost $6,099,222)	$ 6,100,000	6,099,561
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $6,323,978,448)	6,864,902,335
NET OTHER ASSETS (LIABILITIES) - 0.4%	30,164,295
NET ASSETS - 100%	$ 6,895,066,630
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 115,610
Fidelity Commodity Strategy Central Fund	31,805
Fidelity Consumer Discretionary Central Fund	2,001,222
Fidelity Consumer Staples Central Fund	3,211,848
Fidelity Emerging Markets Debt Central Fund	1,181,098
Fidelity Emerging Markets Equity Central Fund	582,532
Fidelity Energy Central Fund	2,135,435
Fidelity Financials Central Fund	1,770,714
Fidelity Floating Rate Central Fund	5,961,245
Fidelity Health Care Central Fund	1,256,581
Fidelity High Income Central Fund 1	7,630,370
Fund	Income earned
Fidelity Industrials Central Fund	$ 2,113,531
Fidelity Information Technology Central Fund	937,087
Fidelity International Equity Central Fund	6,193,483
Fidelity Materials Central Fund	875,756
Fidelity Money Market Central Fund	429,717
Fidelity Tactical Income Central Fund	35,402,200
Fidelity Telecom Services Central Fund	922,546
Fidelity Utilities Central Fund	1,415,902
Total	$ 74,168,682
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 136,625	$ 99,226,176	$ 31,235,937	$ 67,359,632	7.3%
Fidelity Consumer Discretionary Central Fund	209,822,586	11,884,089	14,926,380	268,514,142	29.9%
Fidelity Consumer Staples Central Fund	203,617,955	12,865,492	19,763,653	230,815,485	27.1%
Fidelity Emerging Markets Debt Central Fund	32,693,557	2,705,228	711,059	37,653,940	32.2%
Fidelity Emerging Markets Equity Central Fund	99,932,653	26,530,110	10,024,578	139,193,650	42.7%
Fidelity Energy Central Fund	210,081,529	14,117,078	15,641,297	258,172,415	27.8%
Fidelity Financials Central Fund	295,039,836	37,921,769	7,721,927	430,185,317	29.3%
Fidelity Floating Rate Central Fund	185,263,734	72,927,807	61,436,133	209,985,194	12.4%
Fidelity Health Care Central Fund	236,389,357	15,598,770	15,683,055	288,487,850	28.6%
Fidelity High Income Central Fund 1	204,822,825	15,908,239	27,919,411	208,886,233	39.8%
Fidelity Industrials Central Fund	207,581,392	13,045,815	15,357,802	271,764,349	28.9%
Fidelity Inflation-Protected Bond Index Central Fund	-	208,840,639	526,208	207,277,897	38.6%
Fidelity Information Technology Central Fund	377,745,310	29,474,332	38,896,416	478,931,447	28.5%
Fidelity International Equity Central Fund	635,426,079	52,582,796	88,965,343	690,757,761	41.2%
Fidelity Materials Central Fund	74,822,938	4,806,272	7,731,288	94,982,200	29.8%
Fidelity Tactical Income Central Fund	2,354,157,964	212,792,909	227,352,224	2,353,762,099	43.8%
Fidelity Telecom Services Central Fund	59,025,427	3,570,398	8,189,711	61,805,769	27.4%
Fidelity Utilities Central Fund	80,473,684	5,775,537	2,055,857	88,857,873	28.4%
Total	$ 5,467,033,451	$ 840,573,456	$ 594,138,279	$ 6,387,393,253
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 3,369,827,890	$ 3,369,827,890	$ -	$ -
Fixed-Income Central Funds	3,017,565,363	3,017,565,363	-	-
Money Market Central Funds	471,409,521	471,409,521	-	-
U.S. Treasury Obligations	6,099,561	-	6,099,561	-
Total Investments in Securities:	$ 6,864,902,335	$ 6,858,802,774	$ 6,099,561	$ -

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	28.2%
AAA,AA,A	3.8%
BBB	5.3%
BB	2.5%
B	3.3%
CCC,CC,C	0.6%
D	0.0%**
Not Rated	0.6%
Equities*	47.7%
Short-Term Investments and Net Other Assets	8.0%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.0% ** Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.1%
United Kingdom	3.5%
Japan	1.8%
Switzerland	1.4%
France	1.3%
Brazil	1.1%
Netherlands	1.0%
Others (Individually Less Than 1%)	9.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,099,222)	$ 6,099,561
Fidelity Central Funds (cost $6,317,879,226)	6,858,802,774
Total Investments (cost $6,323,978,448)		$ 6,864,902,335
Receivable for investments sold		34,249,777
Receivable for fund shares sold		5,341,467
Distributions receivable from Fidelity Central Funds		23,510
Prepaid expenses		8,311
Other receivables		418,618
Total assets		6,904,944,018

Liabilities
Payable for fund shares redeemed	$ 5,688,852
Accrued management fee	2,902,271
Transfer agent fee payable	881,764
Distribution and service plan fees payable	42,008
Other affiliated payables	127,460
Other payables and accrued expenses	235,033
Total liabilities		9,877,388

Net Assets		$ 6,895,066,630
Net Assets consist of:
Paid in capital		$ 6,508,795,812
Undistributed net investment income		24,560,052
Accumulated undistributed net realized gain (loss) on investments		(179,213,121)
Net unrealized appreciation (depreciation) on investments		540,923,887
Net Assets		$ 6,895,066,630

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($58,299,452 ÷ 3,630,491 shares)		$ 16.06

Maximum offering price per share (100/94.25 of $16.06)		$ 17.04
Class T: Net Asset Value and redemption price per share ($22,542,758 ÷ 1,404,925 shares)		$ 16.05

Maximum offering price per share (100/96.50 of $16.05)		$ 16.63
Class B: Net Asset Value and offering price per share ($4,344,674 ÷ 271,372 shares)A		$ 16.01

Class C: Net Asset Value and offering price per share ($20,709,700 ÷ 1,296,241 shares)A		$ 15.98

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($6,776,991,397 ÷ 420,633,010 shares)		$ 16.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,178,649 ÷ 756,939 shares)		$ 16.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 732,057
Interest		1,356
Income from Fidelity Central Funds		74,168,682
Total income		74,902,095

Expenses
Management fee	$ 16,505,741
Transfer agent fees	5,201,150
Distribution and service plan fees	235,434
Accounting fees and expenses	713,820
Custodian fees and expenses	1,273
Independent trustees' compensation	11,981
Appreciation in deferred trustee compensation account	423
Registration fees	72,248
Audit	25,200
Legal	34,231
Miscellaneous	32,283
Total expenses before reductions	22,833,784
Expense reductions	(403,558)	22,430,226
Net investment income (loss)		52,471,869
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,524,047
Fidelity Central Funds	32,696,184
Futures contracts	19,861,623
Capital gain distributions from Fidelity Central Funds	144,565
Total net realized gain (loss)		62,226,419
Change in net unrealized appreciation (depreciation) on: Investment securities	638,590,564
Futures contracts	10,741,352
Total change in net unrealized appreciation (depreciation)		649,331,916
Net gain (loss)		711,558,335
Net increase (decrease) in net assets resulting from operations		$ 764,030,204

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 52,471,869	$ 114,569,491
Net realized gain (loss)	62,226,419	207,385,434
Change in net unrealized appreciation (depreciation)	649,331,916	(267,523,055)
Net increase (decrease) in net assets resulting from operations	764,030,204	54,431,870
Distributions to shareholders from net investment income	(59,872,050)	(111,824,847)
Distributions to shareholders from net realized gain	(10,035,938)	(10,387,742)
Total distributions	(69,907,988)	(122,212,589)
Share transactions - net increase (decrease)	226,074,597	(352,152,340)
Total increase (decrease) in net assets	920,196,813	(419,933,059)

Net Assets
Beginning of period	5,974,869,817	6,394,802,876
End of period (including undistributed net investment income of $24,560,052 and undistributed net investment income of $31,960,233, respectively)	$ 6,895,066,630	$ 5,974,869,817

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.43	$ 14.64	$ 13.48	$ 12.95	$ 17.08	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.10	.22	.23	.30	.36	.43
Net realized and unrealized gain (loss)	1.68	(.19)	1.17	.60	(2.96)	1.45
Total from investment operations	1.78	.03	1.40	.90	(2.60)	1.88
Distributions from net investment income	(.12)	(.22)	(.24)	(.36)	(.43)	(.47)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.15) J	(.24)	(.24)	(.37)	(1.53)	(1.37)
Net asset value, end of period	$ 16.06	$ 14.43	$ 14.64	$ 13.48	$ 12.95	$ 17.08
Total Return B,C,D	12.40%	.11%	10.52%	7.49%	(16.56) %	11.93%
Ratios to Average Net Assets F,I
Expenses before reductions	1.02% A	1.01%	.98%	1.02%	.99%	1.01% A
Expenses net of fee waivers, if any	1.01% A	1.01%	.98%	1.02%	.99%	1.01% A
Expenses net of all reductions	1.00% A	1.00%	.96%	1.01%	.98%	1.00% A
Net investment income (loss)	1.30% A	1.43%	1.62%	2.61%	2.46%	2.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,299	$ 48,154	$ 44,879	$ 25,522	$ 10,611	$ 4,432
Portfolio turnover rate G	26% A	14%	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.15 per share is comprised of distributions from net investment income of $.121 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.41	$ 14.63	$ 13.47	$ 12.94	$ 17.06	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.08	.19	.19	.27	.33	.39
Net realized and unrealized gain (loss)	1.69	(.20)	1.17	.60	(2.96)	1.46
Total from investment operations	1.77	(.01)	1.36	.87	(2.63)	1.85
Distributions from net investment income	(.10)	(.19)	(.20)	(.33)	(.39)	(.46)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.13) J	(.21)	(.20)	(.34)	(1.49)	(1.36)
Net asset value, end of period	$ 16.05	$ 14.41	$ 14.63	$ 13.47	$ 12.94	$ 17.06
Total Return B,C,D	12.35%	(.16)%	10.24%	7.21%	(16.76)%	11.68%
Ratios to Average Net Assets F,I
Expenses before reductions	1.24% A	1.23%	1.22%	1.29%	1.24%	1.24% A
Expenses net of fee waivers, if any	1.24% A	1.23%	1.22%	1.29%	1.24%	1.24% A
Expenses net of all reductions	1.23% A	1.22%	1.21%	1.28%	1.23%	1.23% A
Net investment income (loss)	1.08% A	1.21%	1.38%	2.34%	2.21%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,543	$ 19,679	$ 17,343	$ 10,950	$ 5,475	$ 3,148
Portfolio turnover rate G	26% A	14%	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.13 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.38	$ 14.59	$ 13.44	$ 12.91	$ 17.02	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.04	.11	.11	.21	.24	.30
Net realized and unrealized gain (loss)	1.68	(.20)	1.17	.60	(2.96)	1.46
Total from investment operations	1.72	(.09)	1.28	.81	(2.72)	1.76
Distributions from net investment income	(.06)	(.10)	(.13)	(.27)	(.29)	(.41)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.09) J	(.12)	(.13)	(.28)	(1.39)	(1.31)
Net asset value, end of period	$ 16.01	$ 14.38	$ 14.59	$ 13.44	$ 12.91	$ 17.02
Total Return B,C,D	12.00%	(.65)%	9.60%	6.64%	(17.26)%	11.03%
Ratios to Average Net Assets F,I
Expenses before reductions	1.76% A	1.76%	1.78%	1.85%	1.79%	1.79% A
Expenses net of fee waivers, if any	1.76% A	1.76%	1.78%	1.85%	1.79%	1.79% A
Expenses net of all reductions	1.75% A	1.75%	1.77%	1.84%	1.79%	1.78% A
Net investment income (loss)	.56% A	.68%	.82%	1.78%	1.65%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,345	$ 4,109	$ 4,843	$ 3,493	$ 2,084	$ 1,007
Portfolio turnover rate G	26% A	14%	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.09 per share is comprised of distributions from net investment income of $.063 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class C

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.35	$ 14.57	$ 13.42	$ 12.90	$ 17.00	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.04	.11	.12	.21	.25	.31
Net realized and unrealized gain (loss)	1.68	(.19)	1.17	.59	(2.95)	1.45
Total from investment operations	1.72	(.08)	1.29	.80	(2.70)	1.76
Distributions from net investment income	(.07)	(.11)	(.14)	(.27)	(.30)	(.43)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.09)	(.14) J	(.14)	(.28)	(1.40)	(1.33)
Net asset value, end of period	$ 15.98	$ 14.35	$ 14.57	$ 13.42	$ 12.90	$ 17.00
Total Return B,C,D	12.06%	(.64)%	9.68%	6.59%	(17.18)%	11.08%
Ratios to Average Net Assets F,I
Expenses before reductions	1.75% A	1.74%	1.74%	1.81%	1.76%	1.75% A
Expenses net of fee waivers, if any	1.75% A	1.74%	1.74%	1.81%	1.76%	1.75% A
Expenses net of all reductions	1.74% A	1.73%	1.73%	1.81%	1.76%	1.74% A
Net investment income (loss)	.57% A	.71%	.86%	1.81%	1.68%	1.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,710	$ 17,320	$ 14,274	$ 8,935	$ 4,294	$ 2,840
Portfolio turnover rate G	26% A	14%	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.14 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 50%

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.47	$ 14.68	$ 13.51	$ 12.97	$ 17.10	$ 16.60
Income from Investment Operations
Net investment income (loss) D	.12	.27	.26	.33	.41	.49
Net realized and unrealized gain (loss)	1.69	(.19)	1.18	.60	(2.97)	1.41
Total from investment operations	1.81	.08	1.44	.93	(2.56)	1.90
Distributions from net investment income	(.15)	(.26)	(.27)	(.38)	(.47)	(.50)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.17)	(.29) H	(.27)	(.39)	(1.57)	(1.40)
Net asset value, end of period	$ 16.11	$ 14.47	$ 14.68	$ 13.51	$ 12.97	$ 17.10
Total Return B,C	12.62%	.41%	10.79%	7.78%	(16.34)%	12.02%
Ratios to Average Net Assets E,G
Expenses before reductions	.70% A	.70%	.71%	.77%	.71%	.71%
Expenses net of fee waivers, if any	.69% A	.70%	.71%	.77%	.71%	.71%
Expenses net of all reductions	.68% A	.69%	.70%	.77%	.70%	.70%
Net investment income (loss)	1.62% A	1.75%	1.89%	2.85%	2.74%	2.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,776,991	$ 5,878,293	$ 6,308,311	$ 6,008,086	$ 6,299,082	$ 8,955,110
Portfolio turnover rate F	26% A	14%	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.024 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.46	$ 14.67	$ 13.50	$ 12.97	$ 17.11	$ 16.57
Income from Investment Operations
Net investment income (loss) D	.12	.26	.26	.34	.42	.48
Net realized and unrealized gain (loss)	1.68	(.19)	1.19	.59	(2.98)	1.46
Total from investment operations	1.80	.07	1.45	.93	(2.56)	1.94
Distributions from net investment income	(.14)	(.26)	(.28)	(.39)	(.48)	(.50)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.17) I	(.28)	(.28)	(.40)	(1.58)	(1.40)
Net asset value, end of period	$ 16.09	$ 14.46	$ 14.67	$ 13.50	$ 12.97	$ 17.11
Total Return B,C	12.54%	.37%	10.87%	7.80%	(16.30)%	12.20%
Ratios to Average Net Assets E,H
Expenses before reductions	.77% A	.74%	.71%	.69%	.67%	.72% A
Expenses net of fee waivers, if any	.77% A	.74%	.71%	.69%	.67%	.72% A
Expenses net of all reductions	.75% A	.73%	.69%	.69%	.67%	.72% A
Net investment income (loss)	1.55% A	1.71%	1.90%	2.93%	2.77%	2.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,179	$ 7,316	$ 5,154	$ 2,429	$ 469	$ 186
Portfolio turnover rate F	26% A	14%	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.5	0.9
Chevron Corp.	0.7	0.6
Procter & Gamble Co.	0.7	0.7
Microsoft Corp.	0.5	0.2
British American Tobacco PLC sponsored ADR	0.5	0.4
General Electric Co.	0.5	0.6
The Coca-Cola Co.	0.5	0.5
Citigroup, Inc.	0.4	0.3
CVS Caremark Corp.	0.4	0.4
United Technologies Corp.	0.4	0.3
	6.1
Asset Allocation (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
Stock Class* 57.4%	Stock Class and Equity Futures** 55.6%
Bond Class 36.6%	Bond Class 40.0%
Short-Term Class 6.0%	Short-Term Class 4.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%	** Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 60%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	12.2
Fidelity Information Technology Central Fund	8.4
Fidelity Financials Central Fund	7.6
Fidelity Health Care Central Fund	5.1
Fidelity Industrials Central Fund	4.8
Fidelity Consumer Discretionary Central Fund	4.6
Fidelity Energy Central Fund	4.5
Fidelity Consumer Staples Central Fund	4.1
Fidelity Emerging Markets Equity Central Fund	2.3
Fidelity Materials Central Fund	1.7
Fidelity Utilities Central Fund	1.5
Fidelity Telecom Services Central Fund	1.1
Fidelity Commodity Strategy Central Fund	1.0
Total Equity Central Funds	58.9
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.1
Investment Grade Fixed-Income Funds	32.9
Total Fixed-Income Central Funds	38.0
Money Market Central Funds	2.5
U.S. Treasury Obligations	0.0
Net Other Assets (Liabilities)	0.6
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 23.2% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 60%

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 58.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	512,432	$ 5,508,641
Fidelity Consumer Discretionary Central Fund (b)	173,281	25,683,717
Fidelity Consumer Staples Central Fund (b)	149,105	22,857,829
Fidelity Emerging Markets Equity Central Fund (b)	64,923	13,086,436
Fidelity Energy Central Fund (b)	204,974	25,459,781
Fidelity Financials Central Fund (b)	720,066	42,923,116
Fidelity Health Care Central Fund (b)	190,105	28,481,542
Fidelity Industrials Central Fund (b)	173,477	26,816,010
Fidelity Information Technology Central Fund (b)	245,179	47,273,025
Fidelity International Equity Central Fund (b)	1,030,059	68,663,705
Fidelity Materials Central Fund (b)	53,639	9,393,294
Fidelity Telecom Services Central Fund (b)	48,123	6,012,991
Fidelity Utilities Central Fund (b)	79,711	8,759,401
TOTAL EQUITY CENTRAL FUNDS (Cost $295,991,283)		330,919,488
Fixed-Income Central Funds - 38.0%

High Yield Fixed-Income Funds - 5.1%
Fidelity Emerging Markets Debt Central Fund (b)	266,938	2,794,842
Fidelity Floating Rate Central Fund (b)	112,432	11,388,287
Fidelity High Income Central Fund 1 (b)	143,616	14,215,080
TOTAL HIGH YIELD FIXED-INCOME FUNDS		28,398,209
Investment Grade Fixed-Income Funds - 32.9%
Fidelity Inflation-Protected Bond Index Central Fund (b)	158,632	15,780,686
Fidelity Tactical Income Central Fund (b)	1,605,224	169,383,239
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		185,163,925
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $206,493,641)		213,562,134
Money Market Central Funds - 2.5%

Fidelity Cash Central Fund, 0.14% (a) (Cost $13,838,427)	13,838,427	13,838,427
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.09% 5/24/12 (Cost $299,961)	$ 300,000	$ 299,978
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $516,623,312)	558,620,027
NET OTHER ASSETS (LIABILITIES) - 0.6%	3,404,416
NET ASSETS - 100%	$ 562,024,443
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,088
Fidelity Commodity Strategy Central Fund	1,569
Fidelity Consumer Discretionary Central Fund	172,282
Fidelity Consumer Staples Central Fund	287,139
Fidelity Emerging Markets Debt Central Fund	76,052
Fidelity Emerging Markets Equity Central Fund	54,349
Fidelity Energy Central Fund	185,561
Fidelity Financials Central Fund	157,876
Fidelity Floating Rate Central Fund	280,554
Fidelity Health Care Central Fund	111,292
Fidelity High Income Central Fund 1	476,268
Fidelity Industrials Central Fund	187,088
Fidelity Information Technology Central Fund	82,225
Fidelity International Equity Central Fund	562,392
Fidelity Materials Central Fund	72,718
Fidelity Tactical Income Central Fund	2,121,114
Fidelity Telecom Services Central Fund	72,658
Fidelity Utilities Central Fund	124,641
Total	$ 5,032,866
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 6,531	$ 8,182,833	$ 2,622,922	$ 5,508,641	0.6%
Fidelity Consumer Discretionary Central Fund	12,388,655	8,936,272	611,247	25,683,717	2.9%
Fidelity Consumer Staples Central Fund	12,250,056	9,392,437	1,662,987	22,857,829	2.7%
Fidelity Emerging Markets Debt Central Fund	1,535,265	1,140,712	64,155	2,794,842	2.4%
Fidelity Emerging Markets Equity Central Fund	6,941,612	6,393,627	2,312,077	13,086,436	4.0%
Fidelity Energy Central Fund	13,451,364	10,049,552	1,617,220	25,459,781	2.7%
Fidelity Financials Central Fund	19,467,932	16,972,732	2,732,210	42,923,116	2.9%
Fidelity Floating Rate Central Fund	7,760,657	5,429,137	2,438,056	11,388,287	0.7%
Fidelity Health Care Central Fund	14,958,235	10,306,676	1,266,969	28,481,542	2.8%
Fidelity High Income Central Fund 1	9,380,567	6,305,603	2,414,824	14,215,080	2.7%
Fidelity Industrials Central Fund	12,997,889	9,663,933	1,259,495	26,816,010	2.9%
Fidelity Inflation-Protected Bond Index Central Fund	-	16,108,715	252,356	15,780,686	2.9%
Fidelity Information Technology Central Fund	23,705,586	17,692,161	3,678,729	47,273,025	2.8%
Fidelity International Equity Central Fund	40,183,231	26,986,362	6,256,534	68,663,705	4.1%
Fidelity Materials Central Fund	4,622,261	3,615,206	623,586	9,393,294	2.9%
Fidelity Tactical Income Central Fund	103,152,770	83,962,285	18,790,375	169,383,239	3.2%
Fidelity Telecom Services Central Fund	3,387,271	2,450,976	411,967	6,012,991	2.7%
Fidelity Utilities Central Fund	4,626,235	3,990,760	216,235	8,759,401	2.8%
Total	$ 290,816,117	$ 247,579,979	$ 49,231,944	$ 544,481,622
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 330,919,488	$ 330,919,488	$ -	$ -
Fixed-Income Central Funds	213,562,134	213,562,134	-	-
Money Market Central Funds	13,838,427	13,838,427	-	-
U.S. Treasury Obligations	299,978	-	299,978	-
Total Investments in Securities:	$ 558,620,027	$ 558,320,049	$ 299,978	$ -

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	25.0%
AAA,AA,A	3.6%
BBB	4.3%
BB	2.2%
B	2.5%
CCC,CC,C	0.4%
D	0.0%**
Not Rated	0.4%
Equities*	57.3%
Short-Term Investments and Net Other Assets	4.3%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.0% ** Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	76.8%
United Kingdom	4.0%
Japan	2.2%
Switzerland	1.8%
France	1.5%
Germany	1.3%
Brazil	1.2%
Netherlands	1.1%
Canada	1.0%
Others (Individually Less Than 1%)	9.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $299,961)	$ 299,978
Fidelity Central Funds (cost $516,323,351)	558,320,049
Total Investments (cost $516,623,312)		$ 558,620,027
Receivable for investments sold		3,654,218
Receivable for fund shares sold		813,170
Distributions receivable from Fidelity Central Funds		1,709
Prepaid expenses		491
Other receivables		15,766
Total assets		563,105,381

Liabilities
Payable for investments purchased	$ 255,033
Payable for fund shares redeemed	446,319
Accrued management fee	259,074
Transfer agent fee payable	61,797
Distribution and service plan fees payable	20,567
Other affiliated payables	22,137
Other payables and accrued expenses	16,011
Total liabilities		1,080,938

Net Assets		$ 562,024,443
Net Assets consist of:
Paid in capital		$ 520,095,641
Undistributed net investment income		1,649,056
Accumulated undistributed net realized gain (loss) on investments		(1,716,969)
Net unrealized appreciation (depreciation) on investments		41,996,715
Net Assets		$ 562,024,443

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($35,390,166 ÷ 3,566,333 shares)		$ 9.92

Maximum offering price per share (100/94.25 of $9.92)		$ 10.53
Class T: Net Asset Value and redemption price per share ($10,636,328 ÷ 1,075,485 shares)		$ 9.89

Maximum offering price per share (100/96.50 of $9.89)		$ 10.25
Class B: Net Asset Value and offering price per share ($1,881,518 ÷ 189,910 shares)A		$ 9.91

Class C: Net Asset Value and offering price per share ($9,190,806 ÷ 932,540 shares)A		$ 9.86

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($496,573,723 ÷ 49,907,818 shares)		$ 9.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,351,902 ÷ 839,235 shares)		$ 9.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 29,211
Interest		63
Income from Fidelity Central Funds		5,032,866
Total income		5,062,140

Expenses
Management fee	$ 1,274,531
Transfer agent fees	332,672
Distribution and service plan fees	113,454
Accounting fees and expenses	111,236
Custodian fees and expenses	551
Independent trustees' compensation	736
Registration fees	44,247
Audit	26,170
Legal	1,240
Miscellaneous	1,796
Total expenses before reductions	1,906,633
Expense reductions	(34,008)	1,872,625
Net investment income (loss)		3,189,515
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	223,227
Fidelity Central Funds	(1,915,394)
Futures contracts	657,488
Capital gain distributions from Fidelity Central Funds	8,797
Total net realized gain (loss)		(1,025,882)
Change in net unrealized appreciation (depreciation) on: Investment securities	57,154,195
Futures contracts	503,387
Total change in net unrealized appreciation (depreciation)		57,657,582
Net gain (loss)		56,631,700
Net increase (decrease) in net assets resulting from operations		$ 59,821,215

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,189,515	$ 3,823,193
Net realized gain (loss)	(1,025,882)	2,614,211
Change in net unrealized appreciation (depreciation)	57,657,582	(22,359,795)
Net increase (decrease) in net assets resulting from operations	59,821,215	(15,922,391)
Distributions to shareholders from net investment income	(4,894,293)	(1,801,117)
Distributions to shareholders from net realized gain	(1,030,578)	(4,681,894)
Total distributions	(5,924,871)	(6,483,011)
Share transactions - net increase (decrease)	206,203,551	192,473,577
Total increase (decrease) in net assets	260,099,895	170,068,175

Net Assets
Beginning of period	301,924,548	131,856,373
End of period (including undistributed net investment income of $1,649,056 and undistributed net investment income of $3,353,834, respectively)	$ 562,024,443	$ 301,924,548

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.76	$ 9.19	$ 8.41	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.13	.13	.15	.17
Net realized and unrealized gain (loss)	1.21	(.20)	.76	.41	(2.18)
Total from investment operations	1.26	(.07)	.89	.56	(2.01)
Distributions from net investment income	(.08)	(.09)	(.09)	(.10)	(.04)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.10)	(.36) J	(.11)	(.10)	(.04)
Net asset value, end of period	$ 9.92	$ 8.76	$ 9.19	$ 8.41	$ 7.95
Total Return B,C,D	14.50%	(1.05)%	10.62%	7.48%	(20.16)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.10% A	1.12%	1.22%	1.54%	2.18% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.16% A
Expenses net of all reductions	1.08% A	1.09%	1.08%	1.09%	1.16% A
Net investment income (loss)	1.14% A	1.39%	1.44%	2.15%	1.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,390	$ 30,707	$ 20,690	$ 6,044	$ 3,135
Portfolio turnover rate G	29% A	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.36 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.262 per share.

Financial Highlights - Class T

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.72	$ 9.15	$ 8.38	$ 7.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.11	.10	.13	.15
Net realized and unrealized gain (loss)	1.21	(.21)	.76	.42	(2.19)
Total from investment operations	1.25	(.10)	.86	.55	(2.04)
Distributions from net investment income	(.06)	(.07)	(.07)	(.10)	(.03)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.08)	(.33)	(.09)	(.10)	(.03)
Net asset value, end of period	$ 9.89	$ 8.72	$ 9.15	$ 8.38	$ 7.93
Total Return B,C,D	14.46%	(1.34)%	10.32%	7.24%	(20.42)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.35% A	1.37%	1.45%	1.77%	2.34% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.35%	1.42% A
Expenses net of all reductions	1.33% A	1.34%	1.33%	1.34%	1.42% A
Net investment income (loss)	.88% A	1.14%	1.19%	1.90%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,636	$ 8,045	$ 6,035	$ 3,537	$ 1,228
Portfolio turnover rate G	29% A	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.69	$ 9.12	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.06	.06	.10	.11
Net realized and unrealized gain (loss)	1.22	(.21)	.75	.42	(2.19)
Total from investment operations	1.24	(.15)	.81	.52	(2.08)
Distributions from net investment income	-	(.02)	(.04)	(.05)	(.02)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.02)	(.28)	(.06)	(.05)	(.02)
Net asset value, end of period	$ 9.91	$ 8.69	$ 9.12	$ 8.37	$ 7.90
Total Return B,C,D	14.23%	(1.82)%	9.68%	6.78%	(20.81)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.92% A	1.95%	2.05%	2.31%	2.85% A
Expenses net of fee waivers, if any	1.85% A	1.85%	1.85%	1.85%	1.92% A
Expenses net of all reductions	1.83% A	1.84%	1.83%	1.84%	1.92% A
Net investment income (loss)	.39% A	.64%	.69%	1.40%	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,882	$ 1,833	$ 1,987	$ 1,529	$ 1,074
Portfolio turnover rate G	29% A	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.67	$ 9.10	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.06	.06	.10	.11
Net realized and unrealized gain (loss)	1.21	(.20)	.74	.42	(2.19)
Total from investment operations	1.23	(.14)	.80	.52	(2.08)
Distributions from net investment income	(.02)	(.03)	(.05)	(.05)	(.02)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.04)	(.29)	(.07)	(.05)	(.02)
Net asset value, end of period	$ 9.86	$ 8.67	$ 9.10	$ 8.37	$ 7.90
Total Return B,C,D	14.23%	(1.79)%	9.62%	6.83%	(20.81)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.88% A	1.90%	1.97%	2.29%	2.80% A
Expenses net of fee waivers, if any	1.85% A	1.85%	1.85%	1.85%	1.91% A
Expenses net of all reductions	1.83% A	1.83%	1.83%	1.84%	1.91% A
Net investment income (loss)	.39% A	.64%	.69%	1.40%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,191	$ 6,928	$ 4,256	$ 2,057	$ 1,643
Portfolio turnover rate G	29% A	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 60%

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.80	$ 9.22	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.16	.15	.17	.19
Net realized and unrealized gain (loss)	1.21	(.21)	.76	.42	(2.18)
Total from investment operations	1.28	(.05)	.91	.59	(1.99)
Distributions from net investment income	(.11)	(.11)	(.10)	(.12)	(.05)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.13)	(.37)	(.12)	(.12)	(.05)
Net asset value, end of period	$ 9.95	$ 8.80	$ 9.22	$ 8.43	$ 7.96
Total Return B,C	14.73%	(.79)%	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets E,H
Expenses before reductions	.78% A	.82%	.92%	1.22%	1.87% A
Expenses net of fee waivers, if any	.77% A	.82%	.85%	.85%	.89% A
Expenses net of all reductions	.76% A	.80%	.83%	.84%	.89% A
Net investment income (loss)	1.46% A	1.67%	1.69%	2.40%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 496,574	$ 246,943	$ 95,660	$ 51,464	$ 22,212
Portfolio turnover rate F	29% A	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.79	$ 9.22	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.16	.15	.17	.20
Net realized and unrealized gain (loss)	1.21	(.22)	.76	.42	(2.19)
Total from investment operations	1.28	(.06)	.91	.59	(1.99)
Distributions from net investment income	(.10)	(.11)	(.10)	(.12)	(.05)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.12)	(.37)	(.12)	(.12)	(.05)
Net asset value, end of period	$ 9.95	$ 8.79	$ 9.22	$ 8.43	$ 7.96
Total Return B,C	14.73%	(.87)%	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets E,H
Expenses before reductions	.84% A	.85%	.95%	1.21%	1.86% A
Expenses net of fee waivers, if any	.84% A	.85%	.85%	.85%	.94% A
Expenses net of all reductions	.83% A	.84%	.83%	.84%	.93% A
Net investment income (loss)	1.39% A	1.64%	1.69%	2.40%	2.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,352	$ 7,470	$ 3,228	$ 844	$ 792
Portfolio turnover rate F	29% A	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.8	1.0
Procter & Gamble Co.	0.8	0.9
Chevron Corp.	0.8	0.7
Microsoft Corp.	0.6	0.2
British American Tobacco PLC sponsored ADR	0.6	0.4
General Electric Co.	0.6	0.7
The Coca-Cola Co.	0.6	0.6
Citigroup, Inc.	0.5	0.4
CVS Caremark Corp.	0.5	0.4
United Technologies Corp.	0.5	0.3
	7.3
Asset Allocation (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
Stock Class* 67.2%	Stock Class and Equity Futures** 64.9%
Bond Class 27.0%	Bond Class 30.9%
Short-Term Class 5.8%	Short-Term Class 4.2%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%	** Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 70%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	14.2
Fidelity Information Technology Central Fund	9.9
Fidelity Financials Central Fund	8.7
Fidelity Health Care Central Fund	6.0
Fidelity Industrials Central Fund	5.6
Fidelity Consumer Discretionary Central Fund	5.4
Fidelity Energy Central Fund	5.3
Fidelity Consumer Staples Central Fund	4.8
Fidelity Emerging Markets Equity Central Fund	2.8
Fidelity Materials Central Fund	2.0
Fidelity Utilities Central Fund	1.8
Fidelity Telecom Services Central Fund	1.3
Fidelity Commodity Strategy Central Fund	1.0
Total Equity Central Funds	68.8
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.1
Investment Grade Fixed-Income Funds	22.9
Total Fixed-Income Central Funds	28.0
Money Market Central Funds	2.3
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.8
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 26.4% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 70%

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 68.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	2,729,204	$ 29,338,943
Fidelity Consumer Discretionary Central Fund (b)	1,091,968	161,851,472
Fidelity Consumer Staples Central Fund (b)	943,663	144,663,500
Fidelity Emerging Markets Equity Central Fund (b)	419,926	84,644,436
Fidelity Energy Central Fund (b)	1,277,574	158,687,473
Fidelity Financials Central Fund (b)	4,357,488	259,749,835
Fidelity Health Care Central Fund (b)	1,194,113	178,902,018
Fidelity Industrials Central Fund (b)	1,089,401	168,399,581
Fidelity Information Technology Central Fund (b)	1,537,181	296,383,896
Fidelity International Equity Central Fund (b)	6,378,275	425,175,813
Fidelity Materials Central Fund (b)	338,575	59,291,218
Fidelity Telecom Services Central Fund (b)	306,822	38,337,457
Fidelity Utilities Central Fund (b)	500,667	55,018,294
TOTAL EQUITY CENTRAL FUNDS (Cost $1,934,177,756)		2,060,443,936
Fixed-Income Central Funds - 28.0%

High Yield Fixed-Income Funds - 5.1%
Fidelity Emerging Markets Debt Central Fund (b)	1,581,023	16,553,306
Fidelity Floating Rate Central Fund (b)	598,965	60,669,131
Fidelity High Income Central Fund 1 (b)	765,673	75,786,336
TOTAL HIGH YIELD FIXED-INCOME FUNDS		153,008,773
Investment Grade Fixed-Income Funds - 22.9%
Fidelity Inflation-Protected Bond Index Central Fund (b)	845,561	84,116,403
Fidelity Tactical Income Central Fund (b)	5,704,974	601,988,880
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		686,105,283
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $809,190,463)		839,114,056
Money Market Central Funds - 2.3%

Fidelity Cash Central Fund, 0.14% (a)	68,115,020	68,115,020
Fidelity Money Market Central Fund, 0.41% (a)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $68,115,024)		68,115,024
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.09% 5/24/12 (Cost $2,699,656)	$ 2,700,000	$ 2,699,806
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $2,814,182,899)	2,970,372,822
NET OTHER ASSETS (LIABILITIES) - 0.8%	23,691,434
NET ASSETS - 100%	$ 2,994,064,256
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,479
Fidelity Commodity Strategy Central Fund	12,715
Fidelity Consumer Discretionary Central Fund	1,166,679
Fidelity Consumer Staples Central Fund	1,896,612
Fidelity Emerging Markets Debt Central Fund	502,482
Fidelity Emerging Markets Equity Central Fund	351,427
Fidelity Energy Central Fund	1,238,325
Fidelity Financials Central Fund	1,028,440
Fidelity Floating Rate Central Fund	1,622,358
Fidelity Health Care Central Fund	737,445
Fidelity High Income Central Fund 1	2,799,169
Fidelity Industrials Central Fund	1,236,531
Fidelity Information Technology Central Fund	545,795
Fidelity International Equity Central Fund	3,722,658
Fidelity Materials Central Fund	498,913
Fidelity Tactical Income Central Fund	8,476,459
Fidelity Telecom Services Central Fund	542,012
Fidelity Utilities Central Fund	844,885
Total	$ 27,271,384
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 61,425	$ 43,000,714	$ 13,103,733	$ 29,338,943	3.2%
Fidelity Consumer Discretionary Central Fund	117,902,173	17,230,576	9,303,772	161,851,472	18.0%
Fidelity Consumer Staples Central Fund	115,794,020	18,027,201	9,193,363	144,663,500	17.0%
Fidelity Emerging Markets Debt Central Fund	13,469,679	2,274,046	455,486	16,553,306	14.2%
Fidelity Emerging Markets Equity Central Fund	58,414,160	20,131,674	8,039,722	84,644,436	26.0%
Fidelity Energy Central Fund	119,247,745	20,463,922	9,451,586	158,687,473	17.1%
Fidelity Financials Central Fund	175,751,943	33,994,819	12,038,404	259,749,835	17.7%
Fidelity Floating Rate Central Fund	58,022,827	12,054,057	13,205,453	60,669,131	3.6%
Fidelity Health Care Central Fund	132,805,973	23,280,899	7,711,099	178,902,018	17.7%
Fidelity High Income Central Fund 1	72,185,740	12,064,213	14,309,962	75,786,336	14.4%
Fidelity Industrials Central Fund	118,426,577	18,595,314	7,487,404	168,399,581	17.9%
Fidelity Inflation-Protected Bond Index Central Fund	-	84,601,422	124,632	84,116,403	15.6%
Fidelity Information Technology Central Fund	193,616,497	57,081,122	19,531,391	296,383,896	17.7%
Fidelity International Equity Central Fund	357,200,552	52,279,476	40,214,244	425,175,813	25.3%
Fidelity Materials Central Fund	41,111,134	8,379,128	3,265,927	59,291,218	18.6%
Fidelity Tactical Income Central Fund	559,827,477	126,707,367	87,808,928	601,988,880	11.2%
Fidelity Telecom Services Central Fund	33,734,709	4,789,440	4,529,695	38,337,457	17.0%
Fidelity Utilities Central Fund	47,102,493	7,008,363	1,852,431	55,018,294	17.6%
Total	$ 2,214,675,124	$ 561,963,753	$ 261,627,232	$ 2,899,557,992
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 2,060,443,936	$ 2,060,443,936	$ -	$ -
Fixed-Income Central Funds	839,114,056	839,114,056	-	-
Money Market Central Funds	68,115,024	68,115,024	-	-
U.S. Treasury Obligations	2,699,806	-	2,699,806	-
Total Investments in Securities:	$ 2,970,372,822	$ 2,967,673,016	$ 2,699,806	$ -

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	17.6%
AAA,AA,A	2.5%
BBB	2.8%
BB	1.9%
B	2.5%
CCC,CC,C	0.4%
D	0.0%**
Not Rated	0.5%
Equities*	66.9%
Short-Term Investments and Net Other Assets	4.9%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.0% ** Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	73.6%
United Kingdom	4.9%
Japan	2.5%
Switzerland	2.0%
France	1.8%
Germany	1.4%
Netherlands	1.3%
Brazil	1.2%
Canada	1.1%
Others (Individually Less Than 1%)	10.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,699,656)	$ 2,699,806
Fidelity Central Funds (cost $2,811,483,243)	2,967,673,016
Total Investments (cost $2,814,182,899)		$ 2,970,372,822
Receivable for investments sold		24,727,033
Receivable for fund shares sold		2,576,784
Distributions receivable from Fidelity Central Funds		10,338
Prepaid expenses		3,422
Other receivables		177,513
Total assets		2,997,867,912

Liabilities
Payable for investments purchased	$ 913,675
Payable for fund shares redeemed	850,763
Accrued management fee	1,380,016
Transfer agent fee payable	398,557
Distribution and service plan fees payable	83,081
Other affiliated payables	94,659
Other payables and accrued expenses	82,905
Total liabilities		3,803,656

Net Assets		$ 2,994,064,256
Net Assets consist of:
Paid in capital		$ 2,991,156,351
Undistributed net investment income		7,998,157
Accumulated undistributed net realized gain (loss) on investments		(161,280,175)
Net unrealized appreciation (depreciation) on investments		156,189,923
Net Assets		$ 2,994,064,256

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($123,140,490 ÷ 7,262,364 shares)		$ 16.96

Maximum offering price per share (100/94.25 of $16.96)		$ 17.99
Class T: Net Asset Value and redemption price per share ($44,919,082 ÷ 2,649,218 shares)		$ 16.96

Maximum offering price per share (100/96.50 of $16.96)		$ 17.58
Class B: Net Asset Value and offering price per share ($9,490,408 ÷ 558,219 shares)A		$ 17.00

Class C: Net Asset Value and offering price per share ($37,830,189 ÷ 2,235,671 shares)A		$ 16.92

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($2,750,326,480 ÷ 161,992,296 shares)		$ 16.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($28,357,607 ÷ 1,669,325 shares)		$ 16.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 210,051
Interest		585
Income from Fidelity Central Funds		27,271,384
Total income		27,482,020

Expenses
Management fee	$ 7,474,324
Transfer agent fees	2,294,313
Distribution and service plan fees	473,222
Accounting fees and expenses	507,155
Custodian fees and expenses	852
Independent trustees' compensation	4,803
Appreciation in deferred trustee compensation account	90
Registration fees	54,484
Audit	25,427
Legal	15,303
Miscellaneous	13,183
Total expenses before reductions	10,863,156
Expense reductions	(227,523)	10,635,633
Net investment income (loss)		16,846,387
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,442,282
Fidelity Central Funds	8,647,470
Futures contracts	5,587,832
Capital gain distributions from Fidelity Central Funds	59,914
Total net realized gain (loss)		17,737,498
Change in net unrealized appreciation (depreciation) on: Investment securities	375,242,145
Futures contracts	5,197,303
Total change in net unrealized appreciation (depreciation)		380,439,448
Net gain (loss)		398,176,946
Net increase (decrease) in net assets resulting from operations		$ 415,023,333

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,846,387	$ 38,326,989
Net realized gain (loss)	17,737,498	99,613,111
Change in net unrealized appreciation (depreciation)	380,439,448	(166,113,233)
Net increase (decrease) in net assets resulting from operations	415,023,333	(28,173,133)
Distributions to shareholders from net investment income	(38,394,693)	(36,469,147)
Distributions to shareholders from net realized gain	(4,004,986)	(4,972,014)
Total distributions	(42,399,679)	(41,441,161)
Share transactions - net increase (decrease)	301,949,346	(200,697,883)
Total increase (decrease) in net assets	674,573,000	(270,312,177)

Net Assets
Beginning of period	2,319,491,256	2,589,803,433
End of period (including undistributed net investment income of $7,998,157 and undistributed net investment income of $29,546,463, respectively)	$ 2,994,064,256	$ 2,319,491,256

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.72	$ 15.24	$ 13.94	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.08	.19	.17	.22	- K
Net realized and unrealized gain (loss)	2.38	(.50)	1.33	.40	(.52)
Total from investment operations	2.46	(.31)	1.50	.62	(.52)
Distributions from net investment income	(.19)	(.18)	(.19)	(.30)	-
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-
Total distributions	(.22)	(.21)	(.20)	(.30)	-
Net asset value, end of period	$ 16.96	$ 14.72	$ 15.24	$ 13.94	$ 13.62
Total Return B,C,D	16.89%	(2.14)%	10.87%	5.28%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.09% A	1.09%	1.12%	1.19%	1.31% A
Expenses net of fee waivers, if any	1.09% A	1.09%	1.12%	1.19%	1.25% A
Expenses net of all reductions	1.07% A	1.07%	1.10%	1.18%	1.24% A
Net investment income (loss)	.98% A	1.17%	1.15%	1.88%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,140	$ 107,670	$ 111,293	$ 88,969	$ 89,034
Portfolio turnover rate G	25% A	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment advisor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.70	$ 15.21	$ 13.91	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.06	.15	.13	.19	- K
Net realized and unrealized gain (loss)	2.37	(.49)	1.33	.39	(.52)
Total from investment operations	2.43	(.34)	1.46	.58	(.52)
Distributions from net investment income	(.15)	(.14)	(.16)	(.29)	-
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-
Total distributions	(.17) M	(.17)	(.16) L	(.29)	-
Net asset value, end of period	$ 16.96	$ 14.70	$ 15.21	$ 13.91	$ 13.62
Total Return B,C,D	16.69%	(2.36)%	10.61%	4.98%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.35% A	1.35%	1.38%	1.44%	1.56% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.38%	1.44%	1.50% A
Expenses net of all reductions	1.33% A	1.34%	1.36%	1.43%	1.49% A
Net investment income (loss)	.72% A	.91%	.89%	1.63%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,919	$ 40,033	$ 45,394	$ 46,624	$ 52,478
Portfolio turnover rate G	25% A	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

L Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.009 per share.

M Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.66	$ 15.15	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.01	.06	.05	.13	- K
Net realized and unrealized gain (loss)	2.38	(.50)	1.33	.39	(.52)
Total from investment operations	2.39	(.44)	1.38	.52	(.52)
Distributions from net investment income	(.03)	(.02)	(.08)	(.28)	-
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-
Total distributions	(.05) L	(.05)	(.09)	(.28)	-
Net asset value, end of period	$ 17.00	$ 14.66	$ 15.15	$ 13.86	$ 13.62
Total Return B,C,D	16.37%	(2.92)%	10.00%	4.45%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.90% A	1.90%	1.92%	1.95%	2.06% A
Expenses net of fee waivers, if any	1.90% A	1.90%	1.92%	1.95%	2.00% A
Expenses net of all reductions	1.89% A	1.89%	1.90%	1.94%	1.99% A
Net investment income (loss)	.17% A	.36%	.35%	1.13%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,490	$ 9,605	$ 14,696	$ 18,407	$ 23,526
Portfolio turnover rate G	25% A	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

L Total distributions of $.05 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.025 per share.

Financial Highlights - Class C

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.63	$ 15.13	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.02	.07	.06	.13	- K
Net realized and unrealized gain (loss)	2.36	(.49)	1.33	.39	(.52)
Total from investment operations	2.38	(.42)	1.39	.52	(.52)
Distributions from net investment income	(.07)	(.05)	(.11)	(.28)	-
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-
Total distributions	(.09) L	(.08)	(.12)	(.28)	-
Net asset value, end of period	$ 16.92	$ 14.63	$ 15.13	$ 13.86	$ 13.62
Total Return B,C,D	16.36%	(2.81)%	10.09%	4.46%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.83% A	1.83%	1.84%	1.92%	2.07% A
Expenses net of fee waivers, if any	1.83% A	1.83%	1.84%	1.92%	2.00% A
Expenses net of all reductions	1.81% A	1.81%	1.82%	1.91%	1.99% A
Net investment income (loss)	.24% A	.43%	.43%	1.15%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,830	$ 32,160	$ 34,847	$ 34,633	$ 37,762
Portfolio turnover rate G	25% A	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

L Total distributions of $.09 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 70%

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.77	$ 15.28	$ 13.97	$ 13.62	$ 17.78	$ 15.82
Income from Investment Operations
Net investment income (loss) D	.10	.24	.21	.25	.33	.38
Net realized and unrealized gain (loss)	2.38	(.49)	1.34	.41	(4.06)	1.97
Total from investment operations	2.48	(.25)	1.55	.66	(3.73)	2.35
Distributions from net investment income	(.25)	(.23)	(.23)	(.31)	(.41)	(.39)
Distributions from net realized gain	(.03)	(.03)	(.01)	-	(.02)	-
Total distributions	(.27) H	(.26)	(.24)	(.31)	(.43)	(.39)
Net asset value, end of period	$ 16.98	$ 14.77	$ 15.28	$ 13.97	$ 13.62	$ 17.78
Total Return B,C	17.03%	(1.79)%	11.21%	5.59%	(21.46)%	15.07%
Ratios to Average Net Assets E,G
Expenses before reductions	.77% A	.78%	.80%	.88%	.79%	.80%
Expenses net of fee waivers, if any	.77% A	.78%	.80%	.88%	.79%	.80%
Expenses net of all reductions	.75% A	.76%	.78%	.86%	.78%	.78%
Net investment income (loss)	1.30% A	1.48%	1.47%	2.20%	2.07%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,750,326	$ 2,103,346	$ 2,357,618	$ 2,214,929	$ 2,269,425	$ 3,262,093
Portfolio turnover rate F	25% A	16%	21%	13%	14% I	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.025 per share.

I The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Institutional Class

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.78	$ 15.29	$ 13.97	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) D	.10	.24	.21	.25	- J
Net realized and unrealized gain (loss)	2.38	(.50)	1.33	.41	(.52)
Total from investment operations	2.48	(.26)	1.54	.66	(.52)
Distributions from net investment income	(.24)	(.22)	(.21)	(.31)	-
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-
Total distributions	(.27)	(.25)	(.22)	(.31)	-
Net asset value, end of period	$ 16.99	$ 14.78	$ 15.29	$ 13.97	$ 13.62
Total Return B,C	16.99%	(1.82)%	11.17%	5.58%	(3.68)%
Ratios to Average Net Assets E,H
Expenses before reductions	.80% A	.81%	.84%	.90%	1.06% A
Expenses net of fee waivers, if any	.80% A	.81%	.84%	.90%	1.00% A
Expenses net of all reductions	.79% A	.80%	.82%	.89%	.99% A
Net investment income (loss)	1.27% A	1.45%	1.43%	2.17%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,358	$ 26,678	$ 25,956	$ 30,076	$ 25,717
Portfolio turnover rate F	25% A	16%	21%	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.1	1.2
Procter & Gamble Co.	1.0	1.1
Chevron Corp.	1.0	0.8
British American Tobacco PLC sponsored ADR	0.7	0.5
Microsoft Corp.	0.7	0.3
The Coca-Cola Co.	0.7	0.7
General Electric Co.	0.7	0.9
CVS Caremark Corp.	0.5	0.5
Citigroup, Inc.	0.5	0.6
United Technologies Corp.	0.5	0.4
	8.4
Asset Allocation (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
Stock Class and Equity Futures* 81.6%	Stock Class and Equity Futures** 79.6%
Bond Class 14.2%	Bond Class 16.0%
Short-Term Class 4.2%	Short-Term Class 4.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%	** Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 85%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	17.2
Fidelity Information Technology Central Fund	11.8
Fidelity Financials Central Fund	10.4
Fidelity Health Care Central Fund	7.3
Fidelity Industrials Central Fund	6.9
Fidelity Energy Central Fund	6.6
Fidelity Consumer Discretionary Central Fund	6.4
Fidelity Consumer Staples Central Fund	6.0
Fidelity Emerging Markets Equity Central Fund	3.3
Fidelity Materials Central Fund	2.5
Fidelity Utilities Central Fund	2.2
Fidelity Telecom Services Central Fund	1.7
Fidelity Commodity Strategy Central Fund	1.5
Total Equity Central Funds	83.8
Fixed-Income Central Funds
High Yield Fixed-Income Funds	3.0
Investment Grade Fixed-Income Funds	11.6
Total Fixed-Income Central Funds	14.6
Money Market Central Funds	1.1
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.4
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 30.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 85%

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 83.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	1,110,409	$ 11,936,900
Fidelity Consumer Discretionary Central Fund (c)	348,740	51,690,253
Fidelity Consumer Staples Central Fund (c)	318,299	48,795,313
Fidelity Emerging Markets Equity Central Fund (c)	130,468	26,298,364
Fidelity Energy Central Fund (c)	431,401	53,584,273
Fidelity Financials Central Fund (c)	1,411,787	84,156,607
Fidelity Health Care Central Fund (c)	391,474	58,650,642
Fidelity Industrials Central Fund (c)	357,937	55,329,949
Fidelity Information Technology Central Fund (c)	494,853	95,412,678
Fidelity International Equity Central Fund (c)	2,090,295	139,339,059
Fidelity Materials Central Fund (c)	113,236	19,829,936
Fidelity Telecom Services Central Fund (c)	107,747	13,462,997
Fidelity Utilities Central Fund (c)	164,212	18,045,202
TOTAL EQUITY CENTRAL FUNDS (Cost $626,354,956)		676,532,173
Fixed-Income Central Funds - 14.6%

High Yield Fixed-Income Funds - 3.0%
Fidelity Emerging Markets Debt Central Fund (c)	384,924	4,030,153
Fidelity High Income Central Fund 1 (c)	206,857	20,474,658
TOTAL HIGH YIELD FIXED-INCOME FUNDS		24,504,811
Investment Grade Fixed-Income Funds - 11.6%
Fidelity Inflation-Protected Bond Index Central Fund (c)	122,395	12,175,814
Fidelity Tactical Income Central Fund (c)	770,573	81,310,823
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		93,486,637
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $115,567,775)		117,991,448
Money Market Central Funds - 1.1%

Fidelity Cash Central Fund, 0.14% (a) (Cost $8,902,808)	8,902,808	8,902,808
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.09% 5/24/12 (b) (Cost $1,199,847)	$ 1,200,000	$ 1,199,914
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $752,025,386)	804,626,343
NET OTHER ASSETS (LIABILITIES) - 0.4%	3,161,620
NET ASSETS - 100%	$ 807,787,963
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
37 CME E-mini S&P 500 Index Contracts	June 2012	$ 2,595,920	$ 78,662

The face value of futures purchased as a percentage of net assets is 0.3%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,099,921.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,973
Fidelity Commodity Strategy Central Fund	4,541
Fidelity Consumer Discretionary Central Fund	383,020
Fidelity Consumer Staples Central Fund	637,895
Fidelity Emerging Markets Debt Central	135,905
Fidelity Emerging Markets Equity Central Fund	121,208
Fidelity Energy Central Fund	426,239
Fidelity Financials Central Fund	342,700
Fidelity Health Care Central Fund	246,434
Fidelity High Income Central Fund 1	865,082
Fidelity Industrials Central Fund	414,236
Fidelity Information Technology Central Fund	180,897
Fidelity International Equity Central Fund	1,218,816
Fidelity Materials Central Fund	171,582
Fidelity Tactical Income Central Fund	1,069,218
Fidelity Telecom Services Central Fund	179,938
Fidelity Utilities Central Fund	286,413
Total	$ 6,695,097
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 16,227	$ 15,339,947	$ 3,234,677	$ 11,936,900	1.3%
Fidelity Consumer Discretionary Central Fund	40,100,328	3,233,174	3,484,460	51,690,253	5.8%
Fidelity Consumer Staples Central Fund	40,227,870	3,279,537	1,501,374	48,795,313	5.7%
Fidelity Emerging Markets Debt Central Fund	3,867,650	421,138	598,510	4,030,153	3.5%
Fidelity Emerging Markets Equity Central Fund	20,477,562	5,313,183	4,239,501	26,298,364	8.1%
Fidelity Energy Central Fund	41,757,839	3,561,529	1,651,493	53,584,273	5.8%
Fidelity Financials Central Fund	58,864,000	9,075,395	3,837,683	84,156,607	5.7%
Fidelity Health Care Central Fund	46,341,357	3,718,432	1,663,454	58,650,642	5.8%
Fidelity High Income Central Fund 1	26,259,753	6,812,841	14,469,836	20,474,658	3.9%
Fidelity Industrials Central Fund	41,243,117	4,571,399	3,543,182	55,329,949	5.9%
Fidelity Inflation-Protected Bond Index Central Fund	-	12,291,547	57,306	12,175,814	2.3%
Fidelity Information Technology Central Fund	65,291,631	15,809,249	6,497,743	95,412,678	5.7%
Fidelity International Equity Central Fund	118,826,709	10,585,651	8,147,265	139,339,059	8.3%
Fidelity Materials Central Fund	14,361,060	1,546,326	563,610	19,829,936	6.2%
Fidelity Tactical Income Central Fund	70,318,328	18,294,279	7,695,194	81,310,823	1.5%
Fidelity Telecom Services Central Fund	11,493,794	905,380	386,037	13,462,997	6.0%
Fidelity Utilities Central Fund	16,260,461	1,385,653	551,150	18,045,202	5.8%
Total	$ 615,707,686	$ 116,144,660	$ 62,122,475	$ 794,523,621
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 676,532,173	$ 676,532,173	$ -	$ -
Fixed-Income Central Funds	117,991,448	117,991,448	-	-
Money Market Central Funds	8,902,808	8,902,808	-	-
U.S. Treasury Obligations	1,199,914	-	1,199,914	-
Total Investments in Securities:	$ 804,626,343	$ 803,426,429	$ 1,199,914	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 78,662	$ 78,662	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of March 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 78,662	$ -
Total Value of Derivatives	$ 78,662	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	8.9%
AAA,AA,A	1.4%
BBB	1.4%
BB	1.1%
B	1.6%
CCC,CC,C	0.3%
D	0.0%**
Not Rated	0.1%
Equities*	81.2%
Short-Term Investments and Net Other Assets	4.0%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5% ** Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	69.4%
United Kingdom	5.6%
Japan	3.1%
Switzerland	2.4%
France	2.3%
Germany	1.7%
Brazil	1.5%
Netherlands	1.5%
Canada	1.1%
Australia	1.0%
Others (Individually Less Than 1%)	10.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,199,847)	$ 1,199,914
Fidelity Central Funds (cost $750,825,539)	803,426,429
Total Investments (cost $752,025,386)		$ 804,626,343
Receivable for investments sold		3,651,983
Receivable for fund shares sold		821,926
Distributions receivable from Fidelity Central Funds		1,783
Receivable for daily variation margin on futures contracts		9,250
Prepaid expenses		1,009
Other receivables		37,978
Total assets		809,150,272

Liabilities
Payable for investments purchased	$ 114,351
Payable for fund shares redeemed	671,678
Accrued management fee	371,348
Transfer agent fee payable	128,835
Distribution and service plan fees payable	33,960
Other affiliated payables	23,102
Other payables and accrued expenses	19,035
Total liabilities		1,362,309

Net Assets		$ 807,787,963
Net Assets consist of:
Paid in capital		$ 786,558,801
Undistributed net investment income		1,608,142
Accumulated undistributed net realized gain (loss) on investments		(33,058,599)
Net unrealized appreciation (depreciation) on investments		52,679,619
Net Assets		$ 807,787,963

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($63,903,548 ÷ 4,641,904 shares)		$ 13.77

Maximum offering price per share (100/94.25 of $13.77)		$ 14.61
Class T: Net Asset Value and redemption price per share ($10,914,861 ÷ 794,885 shares)		$ 13.73

Maximum offering price per share (100/96.50 of $13.73)		$ 14.23
Class B: Net Asset Value and offering price per share ($3,243,815 ÷ 236,159 shares)A		$ 13.74

Class C: Net Asset Value and offering price per share ($16,381,553 ÷ 1,201,180 shares)A		$ 13.64

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($700,804,177 ÷ 50,564,535 shares)		$ 13.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,540,009 ÷ 907,074 shares)		$ 13.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 35,697
Interest		215
Income from Fidelity Central Funds		6,695,097
Total income		6,731,009

Expenses
Management fee	$ 2,051,813
Transfer agent fees	755,301
Distribution and service plan fees	188,276
Accounting fees and expenses	129,523
Custodian fees and expenses	642
Independent trustees' compensation	1,282
Registration fees	46,059
Audit	27,028
Legal	2,836
Miscellaneous	3,721
Total expenses before reductions	3,206,481
Expense reductions	(75,927)	3,130,554
Net investment income (loss)		3,600,455
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	354,383
Fidelity Central Funds	4,910,537
Futures contracts	1,984,973
Capital gain distributions from Fidelity Central Funds	17,276
Total net realized gain (loss)		7,267,169
Change in net unrealized appreciation (depreciation) on: Investment securities	119,747,245
Futures contracts	1,753,620
Total change in net unrealized appreciation (depreciation)		121,500,865
Net gain (loss)		128,768,034
Net increase (decrease) in net assets resulting from operations		$ 132,368,489

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,600,455	$ 8,999,706
Net realized gain (loss)	7,267,169	25,490,623
Change in net unrealized appreciation (depreciation)	121,500,865	(58,900,989)
Net increase (decrease) in net assets resulting from operations	132,368,489	(24,410,660)
Distributions to shareholders from net investment income	(9,091,673)	(7,811,443)
Distributions to shareholders from net realized gain	(1,127,354)	(1,629,805)
Total distributions	(10,219,027)	(9,441,248)
Share transactions - net increase (decrease)	43,551,908	10,668,944
Total increase (decrease) in net assets	165,701,370	(23,182,964)

Net Assets
Beginning of period	642,086,593	665,269,557
End of period (including undistributed net investment income of $1,608,142 and undistributed net investment income of $7,099,360, respectively)	$ 807,787,963	$ 642,086,593

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 12.23	$ 11.18	$ 10.94	$ 14.77	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.05	.13	.11	.14	.17	.19
Net realized and unrealized gain (loss)	2.26	(.58)	1.06	.27	(3.74)	2.05
Total from investment operations	2.31	(.45)	1.17	.41	(3.57)	2.24
Distributions from net investment income	(.14)	(.13)	(.11)	(.17)	(.23)	(.20)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.16)	(.16)	(.12) J	(.17)	(.26)	(.22)
Net asset value, end of period	$ 13.77	$ 11.62	$ 12.23	$ 11.18	$ 10.94	$ 14.77
Total Return B,C,D	20.03%	(3.85)%	10.56%	4.30%	(24.59)%	17.78%
Ratios to Average Net Assets F,I
Expenses before reductions	1.09% A	1.10%	1.10%	1.17%	1.13%	1.14% A
Expenses net of fee waivers, if any	1.09% A	1.10%	1.10%	1.17%	1.13%	1.14% A
Expenses net of all reductions	1.07% A	1.08%	1.08%	1.16%	1.12%	1.12% A
Net investment income (loss)	.76% A	1.00%	.93%	1.50%	1.28%	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,904	$ 50,854	$ 45,550	$ 22,506	$ 12,887	$ 7,348
Portfolio turnover rate G	21% A	20%	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class T

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.58	$ 12.19	$ 11.14	$ 10.91	$ 14.74	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.03	.10	.08	.11	.13	.15
Net realized and unrealized gain (loss)	2.24	(.58)	1.06	.27	(3.73)	2.06
Total from investment operations	2.27	(.48)	1.14	.38	(3.60)	2.21
Distributions from net investment income	(.10)	(.10)	(.08)	(.15)	(.20)	(.20)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.12)	(.13)	(.09) J	(.15)	(.23)	(.22)
Net asset value, end of period	$ 13.73	$ 11.58	$ 12.19	$ 11.14	$ 10.91	$ 14.74
Total Return B,C,D	19.76%	(4.08)%	10.33%	3.98%	(24.76)%	17.46%
Ratios to Average Net Assets F,I
Expenses before reductions	1.36% A	1.35%	1.36%	1.44%	1.38%	1.42% A
Expenses net of fee waivers, if any	1.36% A	1.35%	1.36%	1.44%	1.38%	1.42% A
Expenses net of all reductions	1.34% A	1.33%	1.33%	1.43%	1.37%	1.41% A
Net investment income (loss)	.49% A	.75%	.68%	1.23%	1.02%	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,915	$ 8,449	$ 7,154	$ 5,491	$ 4,090	$ 1,792
Portfolio turnover rate G	21% A	20%	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 12.12	$ 11.09	$ 10.84	$ 14.69	$ 12.75
Income from Investment Operations
Net investment income (loss) E	- J	.02	.01	.06	.06	.08
Net realized and unrealized gain (loss)	2.24	(.57)	1.06	.28	(3.72)	2.07
Total from investment operations	2.24	(.55)	1.07	.34	(3.66)	2.15
Distributions from net investment income	(.01)	(.01)	(.03)	(.09)	(.16)	(.19)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.03)	(.04)	(.04) K	(.09)	(.19)	(.21)
Net asset value, end of period	$ 13.74	$ 11.53	$ 12.12	$ 11.09	$ 10.84	$ 14.69
Total Return B,C,D	19.50%	(4.60)%	9.70%	3.44%	(25.21)%	16.98%
Ratios to Average Net Assets F,I
Expenses before reductions	1.91% A	1.91%	1.94%	1.98%	1.93%	1.93% A
Expenses net of fee waivers, if any	1.91% A	1.91%	1.93%	1.98%	1.93%	1.93% A
Expenses net of all reductions	1.89% A	1.89%	1.91%	1.97%	1.92%	1.92% A
Net investment income (loss)	(.06)% A	.18%	.10%	.69%	.47%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,244	$ 2,898	$ 3,798	$ 3,123	$ 2,452	$ 1,632
Portfolio turnover rate G	21% A	20%	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.47	$ 12.10	$ 11.08	$ 10.82	$ 14.67	$ 12.75
Income from Investment Operations
Net investment income (loss) E	- J	.03	.02	.07	.07	.08
Net realized and unrealized gain (loss)	2.24	(.58)	1.06	.28	(3.71)	2.06
Total from investment operations	2.24	(.55)	1.08	.35	(3.64)	2.14
Distributions from net investment income	(.05)	(.05)	(.04)	(.09)	(.18)	(.20)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.07)	(.08)	(.06)	(.09)	(.21)	(.22)
Net asset value, end of period	$ 13.64	$ 11.47	$ 12.10	$ 11.08	$ 10.82	$ 14.67
Total Return B,C,D	19.60%	(4.62)%	9.75%	3.48%	(25.16)%	16.90%
Ratios to Average Net Assets F,I
Expenses before reductions	1.84% A	1.84%	1.87%	1.94%	1.90%	1.91% A
Expenses net of fee waivers, if any	1.84% A	1.84%	1.87%	1.94%	1.90%	1.91% A
Expenses net of all reductions	1.82% A	1.82%	1.84%	1.93%	1.89%	1.90% A
Net investment income (loss)	.01% A	.26%	.17%	.73%	.51%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,382	$ 13,379	$ 9,945	$ 7,179	$ 5,017	$ 3,194
Portfolio turnover rate G	21% A	20%	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 85%

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.72	$ 12.31	$ 11.24	$ 10.99	$ 14.81	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.07	.17	.14	.16	.20	.23
Net realized and unrealized gain (loss)	2.26	(.58)	1.07	.27	(3.76)	2.02
Total from investment operations	2.33	(.41)	1.21	.43	(3.56)	2.25
Distributions from net investment income	(.17)	(.15)	(.12)	(.18)	(.23)	(.21)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.19)	(.18)	(.14)	(.18)	(.26)	(.23)
Net asset value, end of period	$ 13.86	$ 11.72	$ 12.31	$ 11.24	$ 10.99	$ 14.81
Total Return B,C	20.10%	(3.51)%	10.81%	4.54%	(24.43)%	17.77%
Ratios to Average Net Assets E,G
Expenses before reductions	.82% A	.82%	.86%	.95%	.87%	.89%
Expenses net of fee waivers, if any	.82% A	.82%	.86%	.95%	.87%	.87%
Expenses net of all reductions	.80% A	.80%	.84%	.94%	.86%	.86%
Net investment income (loss)	1.03% A	1.27%	1.17%	1.72%	1.54%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 700,804	$ 557,908	$ 592,472	$ 528,720	$ 440,040	$ 576,458
Portfolio turnover rate F	21% A	20%	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31,2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 12.30	$ 11.24	$ 11.00	$ 14.82	$ 12.75
Income from Investment Operations
Net investment income (loss) D	.07	.17	.14	.17	.21	.23
Net realized and unrealized gain (loss)	2.25	(.59)	1.07	.28	(3.76)	2.07
Total from investment operations	2.32	(.42)	1.21	.45	(3.55)	2.30
Distributions from net investment income	(.17)	(.16)	(.14)	(.21)	(.24)	(.21)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.19)	(.19)	(.15) I	(.21)	(.27)	(.23)
Net asset value, end of period	$ 13.82	$ 11.69	$ 12.30	$ 11.24	$ 11.00	$ 14.82
Total Return B,C	20.08%	(3.58)%	10.89%	4.70%	(24.35)%	18.24%
Ratios to Average Net Assets E,H
Expenses before reductions	.81% A	.81%	.83%	.82%	.78%	.82% A
Expenses net of fee waivers, if any	.81% A	.81%	.83%	.82%	.78%	.82% A
Expenses net of all reductions	.79% A	.79%	.80%	.81%	.77%	.81% A
Net investment income (loss)	1.04% A	1.29%	1.21%	1.85%	1.62%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,540	$ 8,600	$ 6,351	$ 1,524	$ 724	$ 247
Portfolio turnover rate F	21% A	20%	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .14%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2012 (Unaudited)

1. Organization.

Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class C, Asset Manager and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Funds' indirect investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Repurchase Agreements Restricted Securities Futures Swap Agreements	.04%
Fidelity Equity Central Funds	FMRC	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.02%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Repurchase Agreements Restricted Securities	.14%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.02%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Inflation-Protected Bond Index Central Fund	FIMM	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.	not applicable	Less than .01%
Fidelity Tactical Income Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .14%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%	$ 4,077,190,209	$ 251,441,931	$ (39,082,982)	$ 212,358,949
Fidelity Asset Manager 30%	317,587,142	19,745,233	(1,145,990)	18,599,243
Fidelity Asset Manager 40%	277,482,842	18,248,480	(1,865,626)	16,382,854
Fidelity Asset Manager 50%	6,323,981,908	859,798,986	(318,878,559)	540,920,427
Fidelity Asset Manager 60%	516,625,789	45,549,382	(3,555,144)	41,994,238
Fidelity Asset Manager 70%	2,814,184,553	391,203,679	(235,015,410)	156,188,269
Fidelity Asset Manager 85%	752,025,703	114,642,871	(62,042,231)	52,600,640

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2011, capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	Total Capital Loss Carryforward
Fidelity Asset Manager 50%	$ (165,282,090)	$ (56,711,819)	$ (221,993,909)
Fidelity Asset Manager 70%	(227,318,000)	(80,126,288)	(307,444,288)
Fidelity Asset Manager 85%	(70,058,879)	(-)	(70,058,879)

Certain of the Funds intend to elect to defer to the fiscal year ending September 30, 2012 capital losses recognized during the period November 1, 2010 to September 30, 2011. Loss deferrals were as follows:

Capital losses
Fidelity Asset Manager 60%	$ (1,341,532)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds used derivative instruments (derivatives), including futures contracts in order to meet their investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the applicable Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$ 10,491,275	$ 2,808,202
Totals (a)	$ 10,491,275	$ 2,808,202
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$ 615,285	$ 201,992
Totals (a)	$ 615,285	$ 201,992
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	$ 194,134	$ 162,583
Totals (a)	$ 194,134	$ 162,583

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$ 19,861,623	$ 10,741,352
Totals (a)	$ 19,861,623	$ 10,741,352
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$ 657,488	$ 503,387
Totals (a)	$ 657,488	$ 503,387
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$ 5,587,832	$ 5,197,303
Totals (a)	$ 5,587,832	$ 5,197,303
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$ 1,984,973	$ 1,753,620
Totals (a)	$ 1,984,973	$ 1,753,620

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock markets.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	791,886,814	528,347,563
Fidelity Asset Manager 30%	111,004,925	41,680,010
Fidelity Asset Manager 40%	129,018,190	34,229,584
Fidelity Asset Manager 50%	946,409,902	796,514,366
Fidelity Asset Manager 60%	258,919,711	63,585,117
Fidelity Asset Manager 70%	603,096,155	328,304,128
Fidelity Asset Manager 85%	123,970,377	74,882,635

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.12%	.42%
Fidelity Asset Manager 30%	.30%	.12%	.42%
Fidelity Asset Manager 40%	.30%	.12%	.42%
Fidelity Asset Manager 50%	.25%	.26%	.51%
Fidelity Asset Manager 60%	.30%	.26%	.56%
Fidelity Asset Manager 70%	.30%	.26%	.56%
Fidelity Asset Manager 85%	.30%	.26%	.56%

FMR pays a portion of the management fees received from the Funds to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

During the period, FMR waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 50,265	$ 2,235
Class T	.25%	.25%	46,532	-
Class B	.75%	.25%	14,997	11,247
Class C	.75%	.25%	100,547	24,625
			$ 212,341	$ 38,107
Fidelity Asset Manager 30%
Class A	-%	.25%	$ 13,711	$ 135
Class T	.25%	.25%	14,104	-
Class B	.75%	.25%	5,490	4,181
Class C	.75%	.25%	33,027	10,975
			$ 66,332	$ 15,291
Fidelity Asset Manager 40%
Class A	-%	.25%	$ 14,305	$ 569
Class T	.25%	.25%	10,388	24
Class B	.75%	.25%	4,376	3,310
Class C	.75%	.25%	21,727	6,695
			$ 50,796	$ 10,598
Fidelity Asset Manager 50%
Class A	-%	.25%	$ 67,214	$ 1,677
Class T	.25%	.25%	52,722	-
Class B	.75%	.25%	21,455	16,091
Class C	.75%	.25%	94,043	24,760
			$ 235,434	$ 42,528
Fidelity Asset Manager 60%
Class A	-%	.25%	$ 41,671	$ 2,480
Class T	.25%	.25%	23,206	-
Class B	.75%	.25%	9,300	7,023
Class C	.75%	.25%	39,277	18,106
			$ 113,454	$ 27,609

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Asset Manager 70%
Class A	-%	.25%	$ 144,618	$ 4,823
Class T	.25%	.25%	106,248	85
Class B	.75%	.25%	48,506	36,385
Class C	.75%	.25%	173,850	18,253
			$ 473,222	$ 59,546
Fidelity Asset Manager 85%
Class A	-%	.25%	$ 72,753	$ 4,442
Class T	.25%	.25%	24,152	-
Class B	.75%	.25%	15,709	11,782
Class C	.75%	.25%	75,662	22,290
			$ 188,276	$ 38,514

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 24,490
Class T	5,826
Class B*	2,816
Class C*	2,790
$ 35,922
Fidelity Asset Manager 30%
Class A	$ 5,036
Class T	1,412
Class B*	523
Class C*	912
$ 7,883
Fidelity Asset Manager 40%
Class A	$ 6,650
Class T	2,378
Class B*	275
Class C*	511
$ 9,814
Fidelity Asset Manager 50%
Class A	$ 26,265
Class T	7,860
Class B*	3,942
Class C*	2,964
$ 41,031
Fidelity Asset Manager 60%
Class A	$ 15,134
Class T	8,005
Class B*	4,336
Class C*	1,533
$ 29,008

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Retained by FDC
Fidelity Asset Manager 70%
Class A	$ 31,484
Class T	11,405
Class B*	5,916
Class C*	4,214
$ 53,019
Fidelity Asset Manager 85%
Class A	$ 15,959
Class T	4,425
Class B*	2,309
Class C*	1,394
$ 24,087

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Fidelity Asset Manager 20%	Amount	% of Average Net Assets
Class A	$ 28,380.14
Class T	14,074.15
Class B	2,911.19
Class C	15,343.15
Asset Manager 20%	1,751,353.09
Institutional Class	15,782.13
	$ 1,827,843
Fidelity Asset Manager 30%
Class A	$ 7,323.13
Class T	3,756.13
Class B	1,002.18
Class C	5,160.16
Asset Manager 30%	110,249.08
Institutional Class	994.15
	$ 128,484
Fidelity Asset Manager 40%
Class A	$ 8,212.14
Class T	3,231.16
Class B	856.20
Class C	3,518.16
Asset Manager 40%	86,674.08
Institutional Class	488.16
	$ 102,979
Fidelity Asset Manager 50%
Class A	$ 61,713.23
Class T	21,673.21
Class B	4,800.22
Class C	20,414.22
Asset Manager 50%	5,081,397.16
Institutional Class	11,153.23
	$ 5,201,150

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets
Fidelity Asset Manager 60%
Class A	$ 34,632.21
Class T	9,838.21
Class B	2,639.28
Class C	9,572.24
Asset Manager 60%	268,108.14
Institutional Class	7,883.20
	$ 332,672
Fidelity Asset Manager 70%
Class A	$ 135,170.23
Class T	52,347.25
Class B	14,499.30
Class C	39,577.23
Asset Manager 70%	2,024,988.17
Institutional Class	27,732.20
	$ 2,294,313
Fidelity Asset Manager 85%
Class A	$ 65,944.23
Class T	12,018.25
Class B	4,627.29
Class C	17,143.23
Asset Manager 85%	645,481.20
Institutional Class	10,088.20
	$ 755,301

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$ 8,305
Fidelity Asset Manager 30%	568
Fidelity Asset Manager 40%	435
Fidelity Asset Manager 50%	13,755
Fidelity Asset Manager 60%	859
Fidelity Asset Manager 70%	5,597
Fidelity Asset Manager 85%	1,545

During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

FMR has contractually agreed to waive each Fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary of Fidelity Commodity Strategy Central Fund, based on each Fund's proportionate ownership of the Central Fund. During the period, this waiver reduced each Fund's management fee as follows:

Management Fee Waiver
Fidelity Asset Manager 20%	$ 6,921
Fidelity Asset Manager 30%	436
Fidelity Asset Manager 40%	388
Fidelity Asset Manager 50%	16,122
Fidelity Asset Manager 60%	1,202
Fidelity Asset Manager 70%	6,975
Fidelity Asset Manager 85%	2,298

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Asset Manager 30%
Class B	1.65%	$ 224
Class C	1.65%	466
Institutional Class	.65%	33
Fidelity Asset Manager 40%
Class A	.90%	810
Class T	1.15%	564
Class B	1.65%	293
Class C	1.65%	645
Institutional Class	.65%	101
Fidelity Asset Manager 60%
Class A	1.10%	80
Class T	1.35%	185
Class B	1.85%	709
Class C	1.85%	1,429

Many of the brokers with whom FMR places trades on behalf of certain Funds and certain Central Funds provided services in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%	$ 96,272	$ -
Fidelity Asset Manager 30%	10,146	1
Fidelity Asset Manager 40%	10,526	2
Fidelity Asset Manager 50%	387,436	-
Fidelity Asset Manager 60%	30,402	1
Fidelity Asset Manager 70%	220,548	-
Fidelity Asset Manager 85%	73,629	-

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2012	Year ended September 30, 2011
Fidelity Asset Manager 20%
From net investment income
Class A	$ 300,247	$ 586,679
Class T	116,163	202,707
Class B	10,516	23,239
Class C	74,618	139,643
Asset Manager 20%	34,603,192	62,091,451
Institutional Class	216,970	238,395
Total	$ 35,321,706	$ 63,282,114
From net realized gain
Class A	$ 483,498	$ 58,141
Class T	220,386	17,664
Class B	36,239	3,899
Class C	238,563	19,520
Asset Manager 20%	45,274,181	3,812,689
Institutional Class	297,353	6,175
Total	$ 46,550,220	$ 3,918,088
Fidelity Asset Manager 30%
From net investment income
Class A	$ 81,027	$ 125,485
Class T	34,010	77,782
Class B	4,127	9,198
Class C	23,889	42,885
Asset Manager 30%	2,225,708	3,087,114
Institutional Class	11,115	22,029
Total	$ 2,379,876	$ 3,364,493
From net realized gain
Class A	$ 129,837	$ 243,378
Class T	63,827	179,135
Class B	12,710	41,264
Class C	70,780	154,478
Asset Manager 30%	2,835,713	4,040,384
Institutional Class	14,038	37,906
Total	$ 3,126,905	$ 4,696,545
Fidelity Asset Manager 40%
From net investment income
Class A	$ 86,572	$ 124,217
Class T	26,568	40,458
Class B	3,303	7,252
Class C	16,950	22,611
Asset Manager 40%	1,591,947	1,849,604
Institutional Class	5,188	14,366
Total	$ 1,730,528	$ 2,058,508
From net realized gain
Class A	$ 102,783	$ 233,743
Class T	37,753	90,467
Class B	7,868	29,899
Class C	36,489	69,845
Asset Manager 40%	1,819,574	2,549,586
Institutional Class	5,131	25,765
Total	$ 2,009,598	$ 2,999,305

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended March 31, 2012	Year ended September 30, 2011
Fidelity Asset Manager 50%
From net investment income
Class A	$ 413,420	$ 693,412
Class T	140,411	245,481
Class B	17,823	30,116
Class C	80,894	122,263
Asset Manager 50%	59,142,953	110,587,943
Institutional Class	76,549	145,632
Total	$ 59,872,050	$ 111,824,847
From net realized gain
Class A	$ 84,098	$ 72,878
Class T	32,684	31,760
Class B	6,752	7,552
Class C	28,966	25,236
Asset Manager 50%	9,869,460	10,232,712
Institutional Class	13,978	17,604
Total	$ 10,035,938	$ 10,387,742
Fidelity Asset Manager 60%
From net investment income
Class A	$ 275,899	$ 278,533
Class T	59,208	46,983
Class B	-	5,073
Class C	14,357	12,203
Asset Manager 60%	4,467,505	1,393,433
Institutional Class	77,324	64,892
Total	$ 4,894,293	$ 1,801,117
From net realized gain
Class A	$ 77,818	$ 776,336
Class T	21,710	183,723
Class B	2,990	60,411
Class C	17,548	127,888
Asset Manager 60%	893,501	3,380,367
Institutional Class	17,011	153,169
Total	$ 1,030,578	$ 4,681,894
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,391,891	$ 1,279,735
Class T	388,956	394,208
Class B	17,307	20,121
Class C	144,084	121,109
Asset Manager 70%	36,011,371	34,282,694
Institutional Class	441,084	371,280
Total	$ 38,394,693	$ 36,469,147
From net realized gain
Class A	$ 179,368	$ 212,000
Class T	66,149	86,897
Class B	15,452	26,305
Class C	53,763	68,453
Asset Manager 70%	3,644,875	4,528,433
Institutional Class	45,379	49,926
Total	$ 4,004,986	$ 4,972,014

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended March 31, 2012	Year ended September 30, 2011
Fidelity Asset Manager 85%
From net investment income
Class A	$ 606,511	$ 501,772
Class T	74,608	59,537
Class B	3,490	2,012
Class C	57,406	46,297
Asset Manager 85%	8,217,929	7,081,193
Institutional Class	131,729	120,632
Total	$ 9,091,673	$ 7,811,443
From net realized gain
Class A	$ 89,854	$ 118,400
Class T	14,774	18,381
Class B	4,985	8,577
Class C	23,919	27,650
Asset Manager 85%	978,325	1,434,314
Institutional Class	15,497	22,483
Total	$ 1,127,354	$ 1,629,805

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2012	Year ended September 30, 2011	Six months ended March 31, 2012	Year ended September 30, 2011
Fidelity Asset Manager 20%
Class A
Shares sold	911,420	2,673,478	$ 11,772,320	$ 34,200,914
Reinvestment of distributions	59,103	47,955	749,780	615,973
Shares redeemed	(504,084)	(2,359,741)	(6,510,472)	(30,553,329)
Net increase (decrease)	466,439	361,692	$ 6,011,628	$ 4,263,558
Class T
Shares sold	253,216	714,977	$ 3,249,630	$ 9,190,575
Reinvestment of distributions	23,919	15,552	302,956	199,659
Shares redeemed	(233,240)	(579,647)	(3,001,309)	(7,447,713)
Net increase (decrease)	43,895	150,882	$ 551,277	$ 1,942,521
Class B
Shares sold	11,624	44,236	$ 149,348	$ 566,789
Reinvestment of distributions	2,938	1,688	37,105	21,619
Shares redeemed	(36,438)	(101,126)	(471,448)	(1,294,030)
Net increase (decrease)	(21,876)	(55,202)	$ (284,995)	$ (705,622)
Class C
Shares sold	330,367	632,272	$ 4,243,437	$ 8,103,252
Reinvestment of distributions	21,099	9,977	266,151	127,810
Shares redeemed	(256,176)	(362,958)	(3,281,953)	(4,651,635)
Net increase (decrease)	95,290	279,291	$ 1,227,635	$ 3,579,427
Asset Manager 20%
Shares sold	62,190,091	105,485,868	$ 802,897,963	$ 1,359,884,611
Reinvestment of distributions	6,066,667	4,929,957	77,163,864	63,508,509
Shares redeemed	(30,517,401)	(71,903,037)	(393,728,589)	(926,506,717)
Net increase (decrease)	37,739,357	38,512,788	$ 486,333,238	$ 496,886,403
Institutional Class
Shares sold	312,259	1,622,202	$ 4,032,681	$ 21,080,094
Reinvestment of distributions	37,469	16,758	476,137	216,997
Shares redeemed	(153,513)	(190,148)	(1,990,159)	(2,462,946)
Net increase (decrease)	196,215	1,448,812	$ 2,518,659	$ 18,834,145

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2012	Year ended September 30, 2011	Six months ended March 31, 2012	Year ended September 30, 2011
Fidelity Asset Manager 30%
Class A
Shares sold	338,913	427,039	$ 3,265,240	$ 4,149,002
Reinvestment of distributions	20,334	34,302	192,819	330,219
Shares redeemed	(246,805)	(274,238)	(2,416,139)	(2,672,926)
Net increase (decrease)	112,442	187,103	$ 1,041,920	$ 1,806,295
Class T
Shares sold	120,572	148,408	$ 1,161,272	$ 1,439,647
Reinvestment of distributions	8,362	17,159	79,251	164,932
Shares redeemed	(40,481)	(244,544)	(392,734)	(2,368,890)
Net increase (decrease)	88,453	(78,977)	$ 847,789	$ (764,311)
Class B
Shares sold	7,622	21,940	$ 74,347	$ 214,586
Reinvestment of distributions	1,676	4,615	15,836	44,244
Shares redeemed	(13,508)	(50,045)	(129,774)	(490,179)
Net increase (decrease)	(4,210)	(23,490)	$ (39,591)	$ (231,349)
Class C
Shares sold	225,256	323,219	$ 2,185,362	$ 3,144,066
Reinvestment of distributions	9,544	17,059	90,028	163,514
Shares redeemed	(138,601)	(198,742)	(1,347,473)	(1,940,794)
Net increase (decrease)	96,199	141,536	$ 927,917	$ 1,366,786
Asset Manager 30%
Shares sold	12,768,733	17,236,966	$ 123,683,150	$ 168,357,986
Reinvestment of distributions	521,619	725,590	4,957,116	7,001,594
Shares redeemed	(4,282,120)	(7,035,514)	(41,550,424)	(68,568,688)
Net increase (decrease)	9,008,232	10,927,042	$ 87,089,842	$ 106,790,892
Institutional Class
Shares sold	23,198	13,098	$ 224,291	$ 128,154
Reinvestment of distributions	2,357	5,486	22,410	52,854
Shares redeemed	(4,007)	(9,580)	(38,843)	(92,913)
Net increase (decrease)	21,548	9,004	$ 207,858	$ 88,095
Fidelity Asset Manager 40%
Class A
Shares sold	239,700	613,347	$ 2,294,851	$ 5,892,884
Reinvestment of distributions	20,069	36,596	184,659	348,621
Shares redeemed	(121,000)	(185,346)	(1,153,334)	(1,796,223)
Net increase (decrease)	138,769	464,597	$ 1,326,176	$ 4,445,282
Class T
Shares sold	105,323	127,364	$ 1,011,222	$ 1,223,897
Reinvestment of distributions	6,566	13,081	60,360	124,278
Shares redeemed	(68,135)	(42,877)	(652,898)	(415,826)
Net increase (decrease)	43,754	97,568	$ 418,684	$ 932,349
Class B
Shares sold	2,562	15,977	$ 24,279	$ 154,389
Reinvestment of distributions	1,095	3,618	10,087	34,345
Shares redeemed	(5,869)	(39,662)	(55,207)	(380,385)
Net increase (decrease)	(2,212)	(20,067)	$ (20,841)	$ (191,651)
Class C
Shares sold	213,066	244,007	$ 2,071,184	$ 2,359,918
Reinvestment of distributions	5,521	9,518	50,772	90,461
Shares redeemed	(62,713)	(56,607)	(597,630)	(542,510)
Net increase (decrease)	155,874	196,918	$ 1,524,326	$ 1,907,869

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2012	Year ended September 30, 2011	Six months ended March 31, 2012	Year ended September 30, 2011
Asset Manager 40%
Shares sold	13,767,245	12,034,047	$ 131,436,995	$ 115,977,106
Reinvestment of distributions	359,269	441,938	3,302,786	4,215,911
Shares redeemed	(2,780,370)	(4,670,101)	(26,463,118)	(44,948,971)
Net increase (decrease)	11,346,144	7,805,884	$ 108,276,663	$ 75,244,046
Institutional Class
Shares sold	19,912	19,413	$ 195,120	$ 188,266
Reinvestment of distributions	886	3,567	8,138	33,880
Shares redeemed	(8,305)	(52,767)	(78,444)	(504,882)
Net increase (decrease)	12,493	(29,787)	$ 124,814	$ (282,736)
Fidelity Asset Manager 50%
Class A
Shares sold	653,946	1,357,962	$ 10,009,424	$ 21,040,946
Reinvestment of distributions	32,531	47,314	475,233	729,417
Shares redeemed	(394,116)	(1,133,276)	(6,037,765)	(17,455,921)
Net increase (decrease)	292,361	272,000	$ 4,446,892	$ 4,314,442
Class T
Shares sold	190,534	707,648	$ 2,928,557	$ 11,011,067
Reinvestment of distributions	10,758	15,198	157,133	234,620
Shares redeemed	(161,780)	(543,106)	(2,471,469)	(8,450,873)
Net increase (decrease)	39,512	179,740	$ 614,221	$ 2,794,814
Class B
Shares sold	12,883	37,951	$ 196,441	$ 585,312
Reinvestment of distributions	1,270	1,970	18,542	30,052
Shares redeemed	(28,530)	(86,146)	(437,936)	(1,317,765)
Net increase (decrease)	(14,377)	(46,225)	$ (222,953)	$ (702,401)
Class C
Shares sold	245,822	553,080	$ 3,754,851	$ 8,511,759
Reinvestment of distributions	5,836	7,174	85,042	110,212
Shares redeemed	(162,166)	(333,216)	(2,459,867)	(5,136,826)
Net increase (decrease)	89,492	227,038	$ 1,380,026	$ 3,485,145
Asset Manager 50%
Shares sold	41,735,574	46,803,639	$ 637,919,724	$ 725,169,900
Reinvestment of distributions	4,554,588	7,564,327	66,704,423	116,747,024
Shares redeemed	(31,808,274)	(77,854,152)	(488,610,705)	(1,206,141,305)
Net increase (decrease)	14,481,888	(23,486,186)	$ 216,013,442	$ (364,224,381)
Institutional Class
Shares sold	336,799	567,994	$ 5,153,198	$ 8,632,816
Reinvestment of distributions	5,884	9,483	86,121	146,693
Shares redeemed	(91,815)	(422,815)	(1,396,350)	(6,599,468)
Net increase (decrease)	250,868	154,662	$ 3,842,969	$ 2,180,041
Fidelity Asset Manager 60%
Class A
Shares sold	454,254	2,015,894	$ 4,287,651	$ 19,189,003
Reinvestment of distributions	38,621	110,909	346,427	1,038,105
Shares redeemed	(433,206)	(871,704)	(4,076,605)	(8,366,659)
Net increase (decrease)	59,669	1,255,099	$ 557,473	$ 11,860,449
Class T
Shares sold	230,437	472,517	$ 2,161,942	$ 4,587,049
Reinvestment of distributions	8,853	23,971	79,237	223,891
Shares redeemed	(86,259)	(233,590)	(809,831)	(2,238,584)
Net increase (decrease)	153,031	262,898	$ 1,431,348	$ 2,572,356

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2012	Year ended September 30, 2011	Six months ended March 31, 2012	Year ended September 30, 2011
Class B
Shares sold	10,781	44,891	$ 101,901	$ 432,392
Reinvestment of distributions	318	6,522	2,853	60,913
Shares redeemed	(32,048)	(58,397)	(297,107)	(556,235)
Net increase (decrease)	(20,949)	(6,984)	$ (192,353)	$ (62,930)
Class C
Shares sold	227,348	512,614	$ 2,144,438	$ 4,910,354
Reinvestment of distributions	3,383	14,896	30,208	138,832
Shares redeemed	(97,041)	(196,154)	(910,667)	(1,873,376)
Net increase (decrease)	133,690	331,356	$ 1,263,979	$ 3,175,810
Asset Manager 60%
Shares sold	26,198,800	24,119,990	$ 245,360,009	$ 231,782,714
Reinvestment of distributions	588,365	499,757	5,289,399	4,687,716
Shares redeemed	(4,951,764)	(6,925,180)	(47,426,518)	(66,367,827)
Net increase (decrease)	21,835,401	17,694,567	$ 203,222,890	$ 170,102,603
Institutional Class
Shares sold	131,051	588,499	$ 1,241,268	$ 5,686,585
Reinvestment of distributions	10,368	23,088	93,209	216,335
Shares redeemed	(151,828)	(112,072)	(1,414,263)	(1,077,631)
Net increase (decrease)	(10,409)	499,515	$ (79,786)	$ 4,825,289
Fidelity Asset Manager 70%
Class A
Shares sold	661,559	1,838,985	$ 10,597,497	$ 30,336,532
Reinvestment of distributions	97,648	87,098	1,475,462	1,401,137
Shares redeemed	(809,014)	(1,917,499)	(12,898,073)	(31,215,640)
Net increase (decrease)	(49,807)	8,584	$ (825,114)	$ 522,029
Class T
Shares sold	213,845	572,222	$ 3,419,715	$ 9,330,779
Reinvestment of distributions	29,027	28,995	438,883	466,506
Shares redeemed	(317,247)	(862,398)	(5,020,479)	(13,954,372)
Net increase (decrease)	(74,375)	(261,181)	$ (1,161,881)	$ (4,157,087)
Class B
Shares sold	3,723	11,636	$ 61,636	$ 190,557
Reinvestment of distributions	1,945	2,530	29,519	40,857
Shares redeemed	(102,504)	(329,182)	(1,638,848)	(5,363,133)
Net increase (decrease)	(96,836)	(315,016)	$ (1,547,693)	$ (5,131,719)
Class C
Shares sold	249,807	349,417	$ 4,040,409	$ 5,728,316
Reinvestment of distributions	11,566	10,320	174,761	166,019
Shares redeemed	(224,340)	(464,350)	(3,546,124)	(7,595,479)
Net increase (decrease)	37,033	(104,613)	$ 669,046	$ (1,701,144)
Asset Manager 70%
Shares sold	31,064,618	23,442,645	$ 491,647,284	$ 385,900,224
Reinvestment of distributions	2,576,388	2,369,778	38,929,219	38,143,970
Shares redeemed	(14,041,883)	(37,698,311)	(223,631,935)	(616,247,024)
Net increase (decrease)	19,599,123	(11,885,888)	$ 306,944,568	$ (192,202,830)
Institutional Class
Shares sold	157,002	850,538	$ 2,512,385	$ 14,159,968
Reinvestment of distributions	28,506	20,038	431,017	322,728
Shares redeemed	(321,414)	(762,986)	(5,072,982)	(12,509,828)
Net increase (decrease)	(135,906)	107,590	$ (2,129,580)	$ 1,972,868

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2012	Year ended September 30, 2011	Six months ended March 31, 2012	Year ended September 30, 2011
Fidelity Asset Manager 85%
Class A
Shares sold	592,612	1,678,869	$ 7,585,698	$ 22,281,428
Reinvestment of distributions	57,009	46,336	684,099	607,439
Shares redeemed	(383,144)	(1,073,663)	(4,927,078)	(14,347,545)
Net increase (decrease)	266,477	651,542	$ 3,342,719	$ 8,541,322
Class T
Shares sold	115,290	298,124	$ 1,483,423	$ 3,976,115
Reinvestment of distributions	7,374	5,447	88,345	71,251
Shares redeemed	(57,587)	(160,769)	(730,111)	(2,101,112)
Net increase (decrease)	65,077	142,802	$ 841,657	$ 1,946,254
Class B
Shares sold	3,848	26,782	$ 49,470	$ 353,936
Reinvestment of distributions	643	731	7,723	9,592
Shares redeemed	(19,685)	(89,476)	(256,583)	(1,167,945)
Net increase (decrease)	(15,194)	(61,963)	$ (199,390)	$ (804,417)
Class C
Shares sold	223,873	558,931	$ 2,864,061	$ 7,371,526
Reinvestment of distributions	6,384	5,106	76,102	66,513
Shares redeemed	(194,965)	(220,284)	(2,481,917)	(2,864,683)
Net increase (decrease)	35,292	343,753	$ 458,246	$ 4,573,356
Asset Manager 85%
Shares sold	7,939,881	11,779,052	$ 102,146,461	$ 158,073,671
Reinvestment of distributions	747,592	636,391	9,030,913	8,392,644
Shares redeemed	(5,742,965)	(12,905,535)	(74,325,314)	(172,892,729)
Net increase (decrease)	2,944,508	(490,092)	$ 36,852,060	$ (6,426,414)
Institutional Class
Shares sold	241,438	385,928	$ 3,166,523	$ 5,087,476
Reinvestment of distributions	11,945	10,329	143,941	135,805
Shares redeemed	(82,069)	(176,979)	(1,053,848)	(2,384,438)
Net increase (decrease)	171,314	219,278	$ 2,256,616	$ 2,838,843

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the outstanding shares of the following funds:

Fund	% of Shares Owned
Fidelity Asset Manager 40%	27%
Fidelity Asset Manager 60%	30%

Semiannual Report

Investments

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AAR-USAN-0512
1.878291.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Charles Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 23, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 23, 2012